UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders

Delaware VIP® Trust
Delaware VIP Diversified Income Series
Semiannual report
June 30, 2015

Investments in Delaware VIP® Diversified Income Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2015, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP Diversified Income Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Disclosure of Series expenses

For the six-month period from January 1, 2015 to June 30, 2015 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2015 to June 30, 2015.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*

Actual Series return†

Standard Class	$1,000.00	$1,002.60	0.69%	$3.43

Service Class	1,000.00	1,001.10	0.94%	4.66

Hypothetical 5% return (5% return before expenses)

Standard Class	$1,000.00	$1,021.37	0.69%	$3.46

Service Class	1,000.00	1,020.13	0.94%	4.71

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Security type / sector allocation

As of June 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage of
Security type / sector	net assets

Agency Asset-Backed Securities	0.01%

Agency Collateralized Mortgage Obligations	0.86%

Agency Mortgage-Backed Securities	17.05%

Collateralized Debt Obligations	0.92%

Commercial Mortgage-Backed Securities	6.34%

Convertible Bonds	1.61%

Corporate Bonds	49.14%

Automotive	0.60%

Banking	6.88%

Basic Industry	3.35%

Brokerage	0.34%

Capital Goods	1.02%

Communications	7.39%

Consumer Cyclical	3.44%

Consumer Non-Cyclical	3.68%

Electric	5.05%

Energy	5.68%

Finance Companies	0.98%

Healthcare	1.06%

Insurance	1.61%

Media	1.40%

Real Estate Investment Trusts	1.11%

Services	1.28%

Technology	2.73%

Transportation	0.65%

Utilities	0.89%

Municipal Bonds	0.94%

Non-Agency Asset-Backed securities	3.06%

Non-Agency Collateralized Mortgage Obligations	0.58%

Regional Bonds	0.26%

Senior Secured Loans	11.28%

Sovereign Bonds	2.65%

Supranational Banks	0.51%

U.S. Treasury Obligations	1.93%

Common Stock	0.00%

Convertible Preferred Stock	0.44%

Preferred Stock	0.38%

Options Purchased	0.01%

Short-Term Investments	9.21%

Total Value of Securities	107.17%

Liabilities Net of Receivables and Other Assets	(7.17%)

Total Net Assets	100.00%

Diversified Income Series-2

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Schedule of investments

June 30, 2015 (Unaudited)

	Principal	Value
	amount°	(U.S. $)

Agency Asset-Backed Securities – 0.01%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.268% 9/26/33 f	267,107	$291,251
Fannie Mae REMIC Trust Series 2002-W11 AV1 0.527% 11/25/32 •	1,564	1,527

Total Agency Asset-Backed Securities (cost $267,502)		292,778

Agency Collateralized Mortgage Obligations – 0.86%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	566	625
Series 2002-T4 A3 7.50% 12/25/41	10,904	12,344
Series 2004-T1 1A2 6.50% 1/25/44	8,791	10,446
Fannie Mae REMIC Trust
Series 2002-W6 2A1 6.383% 6/25/42 •	21,430	24,505
Series 2004-W11 1A2 6.50% 5/25/44	34,800	40,606
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	35,070	39,862
Series 2001-50 BA 7.00% 10/25/41	54,302	62,766
Series 2002-90 A1 6.50% 6/25/42	8,391	9,583
Series 2002-90 A2 6.50% 11/25/42	24,434	27,689
Series 2003-26 AT 5.00% 11/25/32	400,362	411,489
Series 2003-38 MP 5.50% 5/25/23	449,711	492,281
Series 2005-110 MB 5.50% 9/25/35	106,233	114,321
Series 2009-94 AC 5.00% 11/25/39	1,068,398	1,183,655
Series 2010-41 PN 4.50% 4/25/40	1,675,000	1,807,678
Series 2010-43 HJ 5.50% 5/25/40	376,519	425,058
Series 2010-96 DC 4.00% 9/25/25	2,918,227	3,092,854
Series 2010-116 Z 4.00% 10/25/40	81,706	85,867
Series 2012-122 SD 5.913% 11/25/42 •S	2,226,719	531,258
Series 2013-31 MI 3.00% 4/25/33 S	6,786,635	1,107,280
Series 2013-44 DI 3.00% 5/25/33 S	8,921,773	1,299,752
Series 2014-36 ZE 3.00% 6/25/44	1,643,490	1,423,085
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	29,061	32,997
Series 2326 ZQ 6.50% 6/15/31	29,134	33,110
Series 2557 WE 5.00% 1/15/18	328,958	341,745
Series 2809 DC 4.50% 6/15/19	193,103	201,495
Series 3123 HT 5.00% 3/15/26	53,487	58,457
Series 3416 GK 4.00% 7/15/22	1,069	1,073
Series 3656 PM 5.00% 4/15/40	2,065,948	2,281,430
Series 4065 DE 3.00% 6/15/32	350,000	342,939
Series 4185 LI 3.00% 3/15/33 S	2,180,494	315,548
Series 4191 CI 3.00% 4/15/33 S	915,063	133,283
Freddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43 ¿	13,670	16,040
Series T-58 2A 6.50% 9/25/43 ¿	5,259	5,997

	Principal	Value
	amount°	(U.S. $)

Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2010-113 KE 4.50% 9/20/40	4,115,000	$4,544,610

Total Agency Collateralized Mortgage Obligations (cost $19,922,962)		20,511,728

Agency Mortgage-Backed Securities – 17.05%
Fannie Mae
6.50% 8/1/17	3,057	3,150
Fannie Mae ARM
2.178% 6/1/37 •	4,048	4,295
2.277% 10/1/33 •	14,140	14,753
2.315% 11/1/35 •	105,141	112,138
2.416% 5/1/43 •	1,165,652	1,182,624
2.546% 6/1/43 •	421,021	429,316
2.952% 4/1/44 •	678,210	697,976
3.191% 4/1/44 •	1,616,405	1,671,987
3.265% 3/1/44 •	1,721,886	1,779,976
3.293% 9/1/43 •	1,188,467	1,234,779
5.034% 8/1/35 •	21,430	22,756
5.645% 8/1/37 •	106,339	111,826
Fannie Mae Relocation 15 yr
4.00% 9/1/20	55,739	58,193
Fannie Mae Relocation 30 yr
5.00% 11/1/33	1,306	1,429
5.00% 11/1/34	3,025	3,308
5.00% 4/1/35	8,956	9,797
5.00% 10/1/35	17,234	18,853
5.00% 1/1/36	25,158	27,508
5.00% 2/1/36	9,140	9,961
Fannie Mae S.F. 15 yr
2.50% 2/1/28	3,364,403	3,430,742
2.50% 5/1/28	714,287	727,827
3.00% 8/1/27	571,504	593,515
3.50% 7/1/26	905,328	957,486
3.50% 12/1/28	350,943	372,014
4.00% 4/1/24	313,473	331,801
4.00% 2/1/25	202,959	214,922
4.00% 5/1/25	609,532	651,372
4.00% 11/1/25	2,494,581	2,666,956
4.00% 12/1/26	967,075	1,023,999
4.00% 1/1/27	7,110,042	7,598,472
4.00% 5/1/27	2,090,284	2,233,700
4.00% 8/1/27	1,251,247	1,336,963
4.50% 2/1/24	24,634	26,218
4.50% 10/1/24	240,299	257,174
4.50% 2/1/25	93,070	99,902
4.50% 7/1/25	113,225	120,893
6.00% 12/1/22	303,620	335,989
Fannie Mae S.F. 20 yr
3.00% 2/1/33	153,401	156,497

Diversified Income Series-3

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 20 yr
3.00% 8/1/33	537,867	$548,720
3.50% 4/1/33	161,952	169,544
3.50% 9/1/33	770,771	808,334
4.00% 1/1/31	278,471	297,297
4.00% 2/1/31	772,259	819,358
5.00% 11/1/23	63,765	70,336
5.00% 2/1/30	459,078	506,933
5.50% 11/1/25	35,863	40,237
5.50% 8/1/28	330,128	370,237
6.00% 9/1/29	591,313	670,580
Fannie Mae S.F. 30 yr
3.00% 7/1/42	985,746	987,366
3.00% 10/1/42	16,787,174	16,814,788
3.00% 12/1/42	2,615,185	2,619,493
3.00% 1/1/43	7,063,312	7,072,781
3.00% 2/1/43	663,148	664,140
3.00% 4/1/43	3,893,014	3,897,629
3.00% 5/1/43	2,442,184	2,444,274
4.00% 5/1/43	46,714	49,765
4.00% 8/1/43	482,362	513,426
4.00% 7/1/44	2,876,074	3,064,972
4.50% 7/1/36	402,624	436,733
4.50% 11/1/40	1,013,220	1,097,846
4.50% 3/1/41	1,972,170	2,135,307
4.50% 4/1/41	2,669,862	2,894,226
4.50% 7/1/41	800,521	868,293
4.50% 10/1/41	1,193,549	1,295,546
4.50% 1/1/42	24,911,906	26,980,150
4.50% 9/1/42	16,221,661	17,606,754
4.50% 2/1/44	351,750	380,983
4.50% 6/1/44	1,773,332	1,919,760
5.00% 5/1/34	2,271	2,518
5.00% 2/1/35	216,391	239,830
5.00% 4/1/35	16,851	18,650
5.00% 10/1/35	1,097,786	1,214,229
5.00% 11/1/35	518,017	572,908
5.00% 2/1/36	48,229	53,344
5.00% 2/1/37	40,693	45,125
5.00% 4/1/37	272,133	301,163
5.00% 8/1/37	846,377	936,092
5.00% 2/1/38	307,492	339,906
5.50% 12/1/32	58,312	65,748
5.50% 2/1/33	713,468	802,350
5.50% 4/1/34	272,838	307,277
5.50% 8/1/34	43,077	48,555
5.50% 11/1/34	294,028	331,501
5.50% 12/1/34	54,041	60,942
5.50% 1/1/35	1,079,930	1,216,933
5.50% 3/1/35	149,608	168,453
5.50% 6/1/35	229,170	258,231

	Principal	Value
	amount°	(U.S. $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 12/1/35	20,691	$23,290
5.50% 1/1/36	191,784	215,916
5.50% 4/1/36	861,858	966,569
5.50% 7/1/36	110,840	124,861
5.50% 10/1/36	570,428	652,275
5.50% 11/1/36	286,749	321,722
5.50% 1/1/37	1,182,145	1,328,089
5.50% 2/1/37	18,010	20,205
5.50% 4/1/37	2,259,808	2,536,129
5.50% 7/1/37	2,121,106	2,380,949
5.50% 8/1/37	962,496	1,083,801
5.50% 1/1/38	111,000	126,237
5.50% 2/1/38	727,205	818,859
5.50% 3/1/38	590,767	664,588
5.50% 4/1/38	2,237,454	2,508,514
5.50% 5/1/38	32,001	35,878
5.50% 6/1/38	2,444,573	2,741,312
5.50% 9/1/38	1,047,526	1,177,865
5.50% 12/1/38	1,006,897	1,150,551
5.50% 1/1/39	1,061,740	1,193,652
5.50% 2/1/39	3,787,940	4,260,674
5.50% 10/1/39	2,711,809	3,040,336
5.50% 7/1/40	2,118,194	2,395,339
5.50% 9/1/41	10,436,071	11,708,004
6.00% 3/1/29	736	844
6.00% 6/1/30	2,660	3,047
6.00% 4/1/35	4,315	4,932
6.00% 1/1/36	3,016	3,423
6.00% 6/1/36	102,108	116,242
6.00% 9/1/36	574,761	654,226
6.00% 11/1/36	10,655	12,090
6.00% 12/1/36	333,613	380,082
6.00% 2/1/37	349,414	397,377
6.00% 3/1/37	387,004	440,111
6.00% 5/1/37	901,439	1,023,578
6.00% 6/1/37	65,648	75,278
6.00% 7/1/37	65,387	74,670
6.00% 8/1/37	719,220	817,105
6.00% 9/1/37	114,390	130,038
6.00% 11/1/37	168,113	191,524
6.00% 5/1/38	2,209,541	2,518,726
6.00% 7/1/38	41,265	46,851
6.00% 8/1/38	160,609	182,084
6.00% 9/1/38	303,616	345,424
6.00% 10/1/38	1,227,826	1,395,981
6.00% 11/1/38	273,354	312,917
6.00% 1/1/39	525,368	596,404
6.00% 7/1/39	14,798	16,787
6.00% 9/1/39	5,673,169	6,450,368
6.00% 3/1/40	449,829	510,965

Diversified Income Series-4

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 7/1/40	1,998,650	$2,271,182
6.00% 9/1/40	406,509	462,561
6.00% 11/1/40	177,791	203,972
6.00% 5/1/41	4,818,289	5,483,278
6.50% 2/1/36	236,901	272,059
6.50% 3/1/37	341,905	392,648
7.50% 3/1/32	335	397
7.50% 4/1/32	848	998
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/45	47,981,000	47,802,007
3.00% 8/1/45	86,436,000	85,890,710
4.50% 7/1/45	16,165,000	17,475,881
4.50% 8/1/45	17,375,000	18,756,856
Freddie Mac ARM
2.181% 8/1/37 •	2,791	2,964
2.252% 2/1/37 •	184,207	196,515
2.275% 10/1/37 •	14,609	15,421
2.309% 4/1/34 •	980	1,041
2.342% 12/1/33 •	27,514	29,410
2.382% 7/1/36 •	76,676	81,722
2.528% 1/1/44 •	3,364,957	3,450,994
2.718% 6/1/37 •	272,908	293,114
Freddie Mac Relocation 30 yr
5.00% 9/1/33	5,322	5,817
Freddie Mac S.F. 15 yr
2.50% 3/1/28	659,123	673,381
3.50% 11/1/25	269,078	284,293
3.50% 6/1/26	296,103	312,765
3.50% 10/1/26	302,520	320,141
3.50% 1/1/27	268,932	283,988
4.00% 5/1/25	177,473	187,503
4.00% 8/1/25	358,589	382,042
4.00% 11/1/26	729,478	775,198
4.50% 5/1/20	206,590	215,488
4.50% 7/1/25	182,240	194,571
4.50% 6/1/26	459,893	492,993
4.50% 9/1/26	717,946	767,116
5.00% 6/1/18	55,386	57,828
Freddie Mac S.F. 20 yr
3.50% 1/1/34	1,380,059	1,442,035
Freddie Mac S.F. 30 yr
3.00% 10/1/42	1,166,641	1,163,444
3.00% 11/1/42	1,086,345	1,083,358
4.50% 10/1/39	466,838	505,274
4.50% 4/1/41	3,595,120	3,893,980
4.50% 6/1/44	1,035,497	1,119,574
5.00% 3/1/34	14,242	15,867
5.50% 3/1/34	125,585	141,443
5.50% 12/1/34	118,195	133,277
5.50% 6/1/36	74,547	83,586

	Principal	Value
	amount°	(U.S. $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 11/1/36	153,333	$171,670
5.50% 12/1/36	35,528	39,767
5.50% 9/1/37	167,112	187,035
5.50% 4/1/38	596,394	667,488
5.50% 6/1/38	91,126	101,953
5.50% 7/1/38	614,985	688,051
5.50% 6/1/39	637,338	713,059
5.50% 3/1/40	409,611	458,379
5.50% 8/1/40	309,278	346,025
5.50% 1/1/41	421,749	471,935
5.50% 6/1/41	4,746,835	5,310,802
6.00% 2/1/36	614,474	700,586
6.00% 1/1/38	158,639	179,498
6.00% 6/1/38	457,130	517,452
6.00% 8/1/38	693,348	786,866
6.00% 5/1/40	190,045	215,147
6.00% 7/1/40	1,098,264	1,246,241
6.50% 8/1/38	112,354	128,675
6.50% 4/1/39	714,315	820,486
GNMA I S.F. 30 yr
5.00% 6/15/40	232,218	257,612
7.00% 12/15/34	159,946	192,159

Total Agency Mortgage-Backed Securities (cost $401,845,841)		405,556,897

Collateralized Debt Obligations – 0.92%
Avery Point III CLO Series 2013-3A A 144A 1.675% 1/18/25 #•	2,200,000	2,195,600
Benefit Street Partners CLO IV Series 2014-IVA A1A 144A 1.765% 7/20/26 #•	5,900,000	5,896,460
Cent CLO 21 Series 2014-21A A1B 144A 1.667% 7/27/26 #•	2,200,000	2,192,300
Magnetite IX Series 2014-9A A1 144A 1.697% 7/25/26 #•	6,040,000	6,026,712
Neuberger Berman CLO XIX Series 2015-19A A1 144A 1.718% 7/15/27 #•	3,300,000	3,298,350
Neuberger Berman CLO XVII Series 2014-17A A 144A 1.749% 8/4/25 #•	2,150,000	2,148,925

Total Collateralized Debt Obligations (cost $21,775,850)		21,758,347

Diversified Income Series-5

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)

Commercial Mortgage-Backed Securities – 6.34%
Banc of America Commercial Mortgage Trust
Series 2006-1 AM 5.421% 9/10/45 •	540,000	$547,048
Series 2007-4 AM 6.003% 2/10/51 •	1,330,000	1,428,110
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	1,185,000	1,267,369
CD Commercial Mortgage Trust
Series 2005-CD1 AJ 5.38% 7/15/44 •	2,765,000	2,782,854
Series 2005-CD1 AM 5.38% 7/15/44 •	2,340,000	2,355,996
Series 2005-CD1 C 5.38% 7/15/44 •	650,000	653,673
CFCRE Commercial Mortgage Trust Series 2011-C1 144A 3.759% 4/15/44 #	1,571,726	1,589,548
Citigroup Commercial Mortgage Trust
Series 2007-C6 5.899% 12/10/49 •	1,230,000	1,302,695
Series 2014-GC25 A4 3.635% 10/10/47	2,275,000	2,333,333
Series 2015-GC27 A5 3.137% 2/10/48	3,355,000	3,295,026
COMM Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47	1,705,000	1,771,018
Series 2014-CR20 A4 3.59% 11/10/47	3,520,000	3,592,065
Series 2014-CR20 AM 3.938% 11/10/47	7,775,000	8,003,445
Series 2014-CR21 A3 3.528% 12/10/47	1,820,000	1,848,796
Series 2015-3BP A 144A 3.178% 2/10/35 #	3,960,000	3,886,748
Commercial Mortgage Trust
Series 2005-GG5 A5 5.224% 4/10/37 •	3,270,911	3,274,934
Series 2007-GG9 AM 5.475% 3/10/39	1,345,000	1,404,596
Credit Suisse First Boston Mortgage Securities Series 2005-C5 AM 5.10% 8/15/38 •	1,365,000	1,367,346
DBUBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	6,415,000	7,158,909
Series 2011-LC1A C 144A 5.735% 11/10/46 #•	2,000,000	2,222,144
FREMF Mortgage Trust Series 2011-K10 B 144A 4.781% 11/25/49 #•	1,280,000	1,387,100

	Principal	Value
	amount°	(U.S. $)

Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2011-K15 B 144A 5.098% 8/25/44 #•	195,000	$213,287
Series 2011-K703 B 144A 5.045% 7/25/44 #•	515,000	551,991
Series 2012-K18 B 144A 4.41% 1/25/45 #•	1,020,000	1,076,377
Series 2012-K19 B 144A 4.176% 5/25/45 #•	390,000	408,814
Series 2012-K22 B 144A 3.812% 8/25/45 #•	1,730,000	1,761,681
Series 2012-K22 C 144A 3.812% 8/25/45 #•	1,400,000	1,389,689
Series 2012-K707 B 144A 4.019% 1/25/47 #•	700,000	729,345
Series 2012-K708 B 144A 3.887% 2/25/45 #•	2,960,000	3,071,852
Series 2012-K708 C 144A 3.887% 2/25/45 #•	530,000	541,596
Series 2012-K711 B 144A 3.684% 8/25/45 #•	2,030,000	2,103,837
Series 2013-K25 C 144A 3.743% 11/25/45 #•	2,195,000	2,142,401
Series 2013-K26 C 144A 3.723% 12/25/45 #•	860,000	844,410
Series 2013-K30 C 144A 3.667% 6/25/45 #•	1,560,000	1,503,984
Series 2013-K31 C 144A 3.74% 7/25/46 #•	3,082,000	3,004,858
Series 2013-K33 B 144A 3.619% 8/25/46 #•	1,315,000	1,299,528
Series 2013-K33 C 144A 3.619% 8/25/46 #•	905,000	874,829
Series 2013-K712 B 144A 3.484% 5/25/45 #•	4,270,000	4,346,313
Series 2013-K713 B 144A 3.274% 4/25/46 #•	3,190,000	3,213,810
Series 2013-K713 C 144A 3.274% 4/25/46 #•	2,640,000	2,597,142
Series 2014-K716 C 144A 4.086% 8/25/47 #•	1,105,000	1,114,694
GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28 #	6,755,000	6,949,726
GS Mortgage Securities Trust
Series 2006-GG6 A4 5.553% 4/10/38 •	1,815,000	1,825,297
Series 2010-C1 A2 144A 4.592% 8/10/43 #	3,090,000	3,391,077

Diversified Income Series-6

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust Series 2010-C1 C 144A 5.635% 8/10/43 #•	1,010,000	$1,121,313
Hilton USA Trust
Series 2013-HLT AFX 144A 2.662% 11/5/30 #	3,085,000	3,065,475
Series 2013-HLT BFX 144A 3.367% 11/5/30 #	3,810,000	3,823,171
Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37 #	3,425,000	3,324,439
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	1,159,582	1,156,740
Series 2014-C22 B 4.713% 9/15/47 •	645,000	671,488
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.672% 8/12/37 •	600,000	654,822
Series 2005-LDP4 AJ 5.04% 10/15/42 •	4,950,000	4,960,063
Series 2005-LDP5 D 5.567% 12/15/44 •	1,110,000	1,123,493
Series 2006-LDP8 AM 5.44% 5/15/45	4,004,000	4,160,785
Series 2011-C5 C 144A 5.50% 8/15/46 #•	1,100,000	1,207,159
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	114,645	115,891
Series 2006-C6 AJ 5.452% 9/15/39 •	2,390,000	2,482,940
Series 2006-C6 AM 5.413% 9/15/39	1,590,000	1,661,122
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19 AS 3.832% 12/15/47	610,000	619,698
Series 2015-C22 A3 3.046% 5/15/46	1,210,000	1,183,917
Series 2015-C22 A4 3.306% 5/15/46	1,670,000	1,657,219
Series 2015-C23 A4 3.719% 7/15/50	4,915,000	5,040,205
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ 5.362% 11/14/42 •	1,650,000	1,662,585
Series 2005-HQ7 C 5.362% 11/14/42 •	2,275,000	2,286,077
Series 2006-T21 AM 5.204% 10/12/52 •	1,570,000	1,596,882
Series 2006-T21 B 144A 5.462% 10/12/52 #•	800,000	814,556
Series 2006-T23 A4 6.01% 8/12/41 •	1,306,819	1,348,926
TimberStar Trust I Series 2006-1A A 144A 5.668% 10/15/36 #	1,510,000	1,581,621

	Principal	Value
	amount°	(U.S. $)

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 A3 2.918% 10/15/45	3,720,000	$3,742,387
WFRBS Commercial Mortgage Trust Series 2014-C23 A5 3.917% 10/15/57	1,220,000	1,286,630

Total Commercial Mortgage-Backed Securities (cost $152,292,931)		150,778,895

Convertible Bonds – 1.61%
Abengoa 144A 5.125% exercise price $38.08, expiration date 2/23/17 #	1,400,000	1,352,750
Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	1,374,000	1,376,576
American Realty Capital Properties 3.75% exercise price $15.15, expiration date 12/14/20	1,059,000	996,127
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	453,000	463,759
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	996,000	1,046,423
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	695,000	1,110,263
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	1,497,000	1,563,429
Blucora 4.25% exercise price $21.66, expiration date 3/29/19	652,000	648,740
Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18 #	1,232,000	1,184,260
Cardtronics 1.00% exercise price $52.35, expiration date 11/27/20	1,276,000	1,258,455
Cemex 3.25% exercise price $9.27, expiration date 3/9/16	866,000	966,131
Chart Industries 2.00% exercise price $69.03, expiration date 7/30/18	1,252,000	1,216,005
Chesapeake Energy 2.25% exercise price $80.28, expiration date 12/14/38	603,000	526,117
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #	661,000	903,091
GAIN Capital Holdings 4.125% exercise price $12.00, expiration date 11/30/18	699,000	766,279
General Cable 4.50% exercise price $34.17, expiration date 11/15/29 f	1,272,000	1,060,530

Diversified Income Series-7

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)

Convertible Bonds (continued)
Gilead Sciences 1.625% exercise price $22.71, expiration date 4/29/16	308,000	$1,588,704
HealthSouth 2.00% exercise price $38.82, expiration date 11/30/43	702,000	896,366
Hologic 2.00% exercise price $31.17, expiration date 2/27/42 f	611,000	807,284
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	278,000	725,408
Intel 3.25% exercise price $21.47, expiration date 8/1/39	298,000	453,893
j2 Global 3.25% exercise price $69.37, expiration date 6/14/29	1,146,000	1,334,374
Jefferies Group 3.875% exercise price $44.83, expiration date 10/31/29	836,000	856,377
Liberty Interactive 144A 1.00% exercise price $64.28, expiration date 9/28/43 #	886,000	865,511
Meritor 4.00% exercise price $26.73, expiration date 2/12/27	1,095,000	1,132,641
Microchip Technology 144A 1.625% exercise price $67.68, expiration date 2/13/25 #	531,000	538,301
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	214,000	1,088,591
Novellus Systems 2.625% exercise price $34.78, expiration date 5/14/41	648,000	1,544,265
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	1,402,000	1,787,550
NXP Semiconductors 144A 1.00% exercise price $102.84, expiration date 11/27/19 #	616,000	721,105
Oclaro 144A 6.00% exercise price $1.95, expiration date 2/14/20 #	239,000	315,928
PROS Holdings 144A 2.00% exercise price $33.79, expiration date 11/27/19 #	1,109,000	1,079,889
SanDisk 1.50% exercise price $50.94, expiration date 8/11/17	251,000	325,829
Spectrum Pharmaceuticals 2.75% exercise price $10.53, expiration date 12/13/18	841,000	793,694
Spirit Realty Capital 3.75% exercise price $13.08, expiration date 5/13/21	1,028,000	961,185
SunEdison 144A 2.625% exercise price $38.65, expiration date 5/30/23 #	140,000	142,450
SunEdison 144A 3.375% exercise price $38.65, expiration date 5/30/25 #	70,000	72,669
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	218,000	179,986

		Principal	Value
		amount°	(U.S. $)

Convertible Bonds (continued)
TPG Specialty Lending 4.50% exercise price $25.83, expiration date 12/15/19		866,000	$862,211
Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43 #		766,000	512,741
Vector Group 1.75% exercise price $25.87, expiration date 4/15/20		905,000	995,500
Vector Group 2.50% exercise price $16.78, expiration date 1/14/19 •		408,000	603,089
VeriSign 4.136% exercise price $34.37, expiration date 8/15/37		347,000	641,083

Total Convertible Bonds (cost $35,836,599)			38,265,559

Corporate Bonds – 49.14%
Automotive – 0.60%
American Axle & Manufacturing 6.25% 3/15/21		1,156,000	1,219,580
Delphi 5.00% 2/15/23		480,000	512,400
Fiat Chrysler Automobiles 144A 4.50% 4/15/20 #		2,710,000	2,703,225
Ford Motor 7.45% 7/16/31		2,320,000	2,972,041
Gates Global 144A 6.00% 7/15/22 #		1,135,000	1,032,850
Lear 5.25% 1/15/25		5,070,000	5,006,625
Meritor 6.75% 6/15/21		516,000	530,190
ZF North America Capital
144A 4.50% 4/29/22 #		160,000	157,328
144A 4.75% 4/29/25 #		238,000	231,307

			14,365,546

Banking – 6.88%
Akbank 144A 4.00% 1/24/20 #		1,585,000	1,547,816
Ally Financial 4.125% 2/13/22		350,000	336,875
ANZ New Zealand International 144A 2.60% 9/23/19 #		500,000	504,645
Banco Bilbao Vizcaya Argentaria Colombia 144A 4.875% 4/21/25 #		2,435,000	2,387,517
Bank of America 3.95% 4/21/25		9,125,000	8,806,720
Bank of New York Mellon 2.15% 2/24/20		535,000	529,703
BB&T 5.25% 11/1/19		10,852,000	11,965,556
BBVA Banco Continental 144A 5.00% 8/26/22 #		865,000	900,205
BBVA Bancomer
144A 6.50% 3/10/21 #		2,530,000	2,751,375
144A 7.25% 4/22/20 #		765,000	849,073
Branch Banking & Trust 3.80% 10/30/26		3,350,000	3,387,724
City National 5.25% 9/15/20		2,075,000	2,353,251
Compass Bank 3.875% 4/10/25		2,280,000	2,150,802
Cooperatieve Centrale Raiffeisen- Boerenleenbank
2.50% 9/4/20	NOK	5,290,000	693,984

Diversified Income Series-8

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

		Principal	Value
		amount°	(U.S. $)

Corporate Bonds (continued)
Banking (continued)
Cooperatieve Centrale Raiffeisen- Boerenleenbank
4.25% 1/13/22	AUD	1,073,000	$839,455
4.625% 12/1/23		2,270,000	2,346,045
Credit Suisse 144A 6.50% 8/8/23 #		2,520,000	2,762,200
Credit Suisse Group
144A 6.25% 12/29/49 #•		845,000	812,679
144A 7.50% 12/29/49 #•		430,000	449,030
Credit Suisse Group Funding Guernsey 144A 3.75% 3/26/25 #		2,755,000	2,657,498
Export-Import Bank of China 144A 2.50% 7/31/19 #		2,160,000	2,163,253
Export-Import Bank of Korea
144A 2.711% 12/5/19 #	CAD	210,000	174,860
144A 3.00% 5/22/18 #	NOK	1,100,000	144,787
Finnvera 144A 2.375% 6/4/25 #		3,455,000	3,348,855
Goldman Sachs Group
3.43% 8/21/19 •	AUD	550,000	426,175
3.55% 2/12/21	CAD	400,000	337,973
5.15% 5/22/45		2,170,000	2,101,283
5.20% 12/17/19	NZD	2,280,000	1,597,451
5.375% 12/29/49 •		4,800,000	4,747,920
HSBC Holdings 6.375% 12/29/49 •		1,230,000	1,239,225
ING Groep
6.00% 12/29/49 •		850,000	843,094
6.50% 12/29/49 •		2,770,000	2,685,169
Itau Unibanco Holding 144A 2.85% 5/26/18 #		3,300,000	3,281,850
JPMorgan Chase
0.909% 1/28/19 •		1,124,000	1,122,981
1.50% 1/27/25	EUR	2,607,000	2,789,055
2.75% 6/23/20		1,095,000	1,096,914
3.50% 12/18/26	GBP	264,000	425,498
4.125% 12/15/26		3,685,000	3,631,549
4.25% 11/2/18	NZD	1,840,000	1,259,326
5.30% 12/29/49 •		1,500,000	1,492,650
6.75% 1/29/49 •		505,000	540,188
KeyBank
3.30% 6/1/25		1,665,000	1,620,077
6.95% 2/1/28		4,255,000	5,443,256
Lloyds Banking Group
4.50% 11/4/24		2,605,000	2,611,460
7.50% 4/30/49 •		2,760,000	2,849,700
Morgan Stanley
1.128% 1/24/19 •		1,126,000	1,126,560
2.80% 6/16/20		2,795,000	2,799,900
3.125% 8/5/21	CAD	972,000	799,931
4.35% 9/8/26		6,780,000	6,658,123
5.00% 9/30/21	AUD	1,087,000	873,023
MUFG Americas Holdings
2.25% 2/10/20		1,560,000	1,543,046
3.00% 2/10/25		3,740,000	3,516,655

		Principal	Value
		amount°	(U.S. $)

Corporate Bonds (continued)
Banking (continued)
National City Bank 0.649% 6/7/17 •		1,905,000	$1,896,513
Nordea Bank 144A 6.125% 12/29/49 #•		1,635,000	1,618,138
Northern Trust 3.95% 10/30/25		1,375,000	1,422,537
PNC Bank
3.30% 10/30/24		2,190,000	2,161,972
6.875% 4/1/18		5,710,000	6,456,400
PNC Preferred Funding Trust II 144A 1.508% 3/31/49 #•		3,700,000	3,339,250
Santander Holdings USA 3.45% 8/27/18		1,650,000	1,703,835
Santander UK 144A 5.00% 11/7/23 #		2,905,000	2,977,683
State Street 3.10% 5/15/23		1,360,000	1,333,741
SunTrust Bank 0.572% 8/24/15 •		1,965,000	1,964,766
SunTrust Banks 2.35% 11/1/18		685,000	689,879
SVB Financial Group 3.50% 1/29/25		1,350,000	1,303,391
Turkiye Garanti Bankasi 144A 4.75% 10/17/19 #		2,947,000	2,994,889
U.S. Bancorp 3.60% 9/11/24		2,640,000	2,656,988
US Bank 2.80% 1/27/25		2,295,000	2,198,557
USB Capital IX 3.50% 10/29/49 •		7,185,000	5,940,199
USB Realty 144A 1.422% 12/29/49 #•		300,000	274,875
Wells Fargo
3.50% 9/12/29	GBP	654,000	1,018,537
4.75% 8/27/24	AUD	660,000	529,622
5.875% 12/29/49 •		960,000	984,048
Woori Bank
144A 2.875% 10/2/18 #		1,600,000	1,642,131
144A 4.75% 4/30/24 #		2,000,000	2,077,782
Zions Bancorporation 4.50% 6/13/23		2,150,000	2,199,024

			163,708,697

Basic Industry – 3.35%
AK Steel 7.625% 5/15/20		725,000	607,187
ArcelorMittal
6.125% 6/1/25		1,135,000	1,134,291
10.60% 6/1/19		2,685,000	3,225,356
Ball 5.25% 7/1/25		4,570,000	4,524,300
BHP Billiton Finance 3.25% 9/25/24	GBP	565,000	891,765
Builders FirstSource 144A 7.625% 6/1/21 #		460,000	478,400
Cemex 144A 7.25% 1/15/21 #		735,000	777,409
CF Industries
6.875% 5/1/18		4,115,000	4,635,432
7.125% 5/1/20		1,165,000	1,385,339
Chemours
144A 6.625% 5/15/23 #		245,000	237,956
144A 7.00% 5/15/25 #		3,348,000	3,255,930
Consolidated Energy Finance 144A 6.75% 10/15/19 #		1,286,000	1,311,720
Dow Chemical 8.55% 5/15/19		9,161,000	11,178,839
Evolution Escrow Issuer 144A 7.50% 3/15/22 #		900,000	855,000

Diversified Income Series-9

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

		Principal	Value
		amount°	(U.S. $)

Corporate Bonds (continued)
Basic Industry (continued)
Freeport-McMoran Oil & Gas 6.50% 11/15/20		1,115,000	$1,181,900
Georgia-Pacific 8.00% 1/15/24		5,210,000	6,713,064
Gerdau Holdings 144A 7.00% 1/20/20 # .		1,595,000	1,738,550
Gerdau Trade 144A 5.75% 1/30/21 #		615,000	633,450
Grace (W.R.) 144A 5.125% 10/1/21 #		1,625,000	1,641,250
GTL Trade Finance 144A 5.893% 4/29/24 #		605,000	593,203
HD Supply
7.50% 7/15/20		598,000	635,375
11.50% 7/15/20		620,000	719,200
International Paper 5.00% 9/15/35		1,525,000	1,498,701
INVISTA Finance 144A 4.25% 10/15/19 #		2,465,000	2,440,350
LSB Industries 7.75% 8/1/19		250,000	266,250
Lundin Mining 144A 7.50% 11/1/20 #		1,195,000	1,290,600
Methanex 4.25% 12/1/24		2,890,000	2,870,770
MMC Norilsk Nickel 144A 5.55% 10/28/20 #		962,000	958,277
NOVA Chemicals 144A 5.00% 5/1/25 #		4,764,000	4,793,775
Novelis 8.75% 12/15/20		1,205,000	1,280,313
OCP
144A 4.50% 10/22/25 #		2,770,000	2,641,887
144A 6.875% 4/25/44 #		1,650,000	1,732,830
Phosagro 144A 4.204% 2/13/18 #		2,080,000	2,015,562
PolyOne 5.25% 3/15/23		812,000	807,940
PPG Industries 2.30% 11/15/19		1,770,000	1,774,636
Rockwood Specialties Group 4.625% 10/15/20		1,595,000	1,662,787
Ryerson
9.00% 10/15/17		827,000	835,270
11.25% 10/15/18		228,000	231,420
Sealed Air 144A 5.50% 9/15/25 #		760,000	767,600
Tronox Finance 6.375% 8/15/20		675,000	629,438
Weyerhaeuser 4.625% 9/15/23		2,530,000	2,694,607

			79,547,929

Brokerage – 0.34%
Affiliated Managers Group 3.50% 8/1/25		2,115,000	2,052,544
Jefferies Group
5.125% 1/20/23		1,540,000	1,592,326
6.45% 6/8/27		893,000	973,654
6.50% 1/20/43		585,000	573,352
Lazard Group 6.85% 6/15/17		878,000	959,587
SUAM Finance 144A 4.875% 4/17/24 #		1,950,000	1,969,500

			8,120,963

Capital Goods – 1.02%
BWAY Holding 144A 9.125% 8/15/21 #		1,530,000	1,583,550
Cemex 144A 4.375% 3/5/23 #	EUR	1,925,000	2,071,571
Cemex Finance 144A 9.375% 10/12/22 #		1,720,000	1,924,250

		Principal	Value
		amount°	(U.S. $)

Corporate Bonds (continued)
Capital Goods (continued)
Embraer Netherlands Finance 5.05% 6/15/25		1,855,000	$1,855,000
Fortune Brands Home & Security 3.00% 6/15/20		1,310,000	1,312,851
Ingersoll-Rand Global Holding 4.25% 6/15/23		1,670,000	1,734,252
Masco 4.45% 4/1/25		1,385,000	1,391,925
Milacron 144A 7.75% 2/15/21 #		672,000	695,520
Plastipak Holdings 144A 6.50% 10/1/21 #		1,037,000	1,060,333
Siemens Financieringsmaatschappij
144A 2.15% 5/27/20 #		2,035,000	2,011,941
144A 3.25% 5/27/25 #		2,755,000	2,708,757
TransDigm
6.00% 7/15/22		757,000	751,323
6.50% 7/15/24		35,000	34,737
7.50% 7/15/21		925,000	999,000
Union Andina de Cementos 144A 5.875% 10/30/21 #		2,390,000	2,422,863
United Technologies 4.15% 5/15/45		1,785,000	1,708,711

			24,266,584

Communications – 7.39%
Altice 144A 7.625% 2/15/25 #		500,000	471,250
Altice Financing 144A 6.625% 2/15/23 # .		4,060,000	4,040,918
Altice US Finance I 144A 5.375% 7/15/23 #		1,275,000	1,246,313
America Movil 5.00% 3/30/20		2,720,000	3,014,304
American Tower
2.80% 6/1/20		815,000	804,588
4.00% 6/1/25		970,000	949,993
American Tower Trust I 144A 3.07% 3/15/23 #		2,430,000	2,387,491
AT&T
3.40% 5/15/25		5,255,000	5,022,093
4.35% 6/15/45		3,660,000	3,136,755
4.50% 5/15/35		2,445,000	2,254,806
Bell Canada 3.35% 3/22/23	CAD	773,000	632,552
Bharti Airtel 144A 4.375% 6/10/25 #		2,125,000	2,097,753
Bharti Airtel International Netherlands 144A 5.35% 5/20/24 #		2,615,000	2,778,788
CC Holdings GS V 3.849% 4/15/23		1,710,000	1,681,983
CenturyLink
5.80% 3/15/22		5,380,000	5,158,075
6.75% 12/1/23		982,000	988,751
Colombia Telecomunicaciones 144A 5.375% 9/27/22 #		1,935,000	1,922,906
Columbus International 144A 7.375% 3/30/21 #		3,350,000	3,613,813
Cox Communications 144A 3.85% 2/1/25 #		800,000	770,357

Diversified Income Series-10

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

		Principal	Value
		amount°	(U.S. $)

Corporate Bonds (continued)
Communications (continued)
Crown Castle Towers 144A 4.883% 8/15/20 #		9,630,000	$10,479,226
Deutsche Telekom International Finance 6.50% 4/8/22	GBP	416,000	796,065
Digicel Group 144A 8.25% 9/30/20 #		3,770,000	3,798,275
Equinix 5.375% 4/1/23		5,211,000	5,237,055
Grupo Televisa 5.00% 5/13/45		1,680,000	1,611,120
GTP Acquisition Partners I 144A 2.35% 6/15/20 #		1,095,000	1,089,186
Hughes Satellite Systems 7.625% 6/15/21		515,000	568,534
Intelsat Luxembourg
7.75% 6/1/21		825,000	691,969
8.125% 6/1/23		11,429,000	9,543,215
Level 3 Financing
5.375% 8/15/22		704,000	713,680
144A 5.375% 5/1/25 #		3,635,000	3,507,775
Millicom International Cellular
144A 6.00% 3/15/25 #		1,605,000	1,556,850
144A 6.625% 10/15/21 #		1,760,000	1,817,200
MTN Mauritius Investments 144A 4.755% 11/11/24 #		1,480,000	1,476,300
MTS International Funding 144A 8.625% 6/22/20 #		1,740,000	1,884,333
Netflix 144A 5.875% 2/15/25 #		7,954,000	8,273,035
Oi 144A 5.75% 2/10/22 #		1,286,000	1,120,427
SBA Tower Trust
144A 2.24% 4/16/18 #		1,800,000	1,793,335
144A 2.898% 10/15/19 #		1,300,000	1,306,509
Scripps Networks Interactive
2.80% 6/15/20		1,155,000	1,139,123
3.95% 6/15/25		1,495,000	1,471,200
SES 144A 3.60% 4/4/23 #		3,960,000	4,028,294
SES GLOBAL Americas Holdings 144A 5.30% 3/25/44 #		4,565,000	4,619,739
Sky 144A 3.75% 9/16/24 #		2,775,000	2,714,319
Sprint
7.125% 6/15/24		6,059,000	5,635,476
7.25% 9/15/21		1,995,000	1,950,113
7.875% 9/15/23		1,900,000	1,857,820
Telemar Norte Leste 144A 5.50% 10/23/20 #		2,350,000	2,164,937
Time Warner
3.60% 7/15/25		5,585,000	5,443,733
4.85% 7/15/45		4,840,000	4,713,642
Time Warner Cable 5.50% 9/1/41		1,365,000	1,277,347
T-Mobile USA
6.125% 1/15/22		4,899,000	5,070,465
6.836% 4/28/23		1,860,000	1,959,975
UPCB Finance IV 144A 5.375% 1/15/25 #		6,731,000	6,458,395

		Principal	Value
		amount°	(U.S. $)

Corporate Bonds (continued)
Communications (continued)
Verizon Communications
3.25% 2/17/26	EUR	971,000	$1,193,945
4.40% 11/1/34		1,810,000	1,680,923
4.862% 8/21/46		8,595,000	8,075,355
Vimpel Communications 144A 7.748% 2/2/21 #		2,158,000	2,187,673
Virgin Media Secured Finance 144A 5.25% 1/15/26 #		3,435,000	3,327,656
VTR Finance 144A 6.875% 1/15/24 #		4,480,000	4,589,088
Wind Acquisition Finance 144A 7.375% 4/23/21 #		1,215,000	1,231,706
Windstream Services
7.50% 4/1/23		325,000	285,188
7.75% 10/1/21		505,000	464,600
WPP Finance 2010 5.625% 11/15/43		1,840,000	1,993,060

			175,771,350

Consumer Cyclical – 3.44%
Alibaba Group Holding 144A 3.125% 11/28/21 #		4,240,000	4,196,124
CDK Global 4.50% 10/15/24		2,400,000	2,407,721
Cencosud 144A 5.15% 2/12/25 #		3,120,000	3,149,631
Daimler 2.75% 12/10/18	NOK	5,560,000	738,573
Dana Holding 5.50% 12/15/24		2,332,000	2,302,850
Family Tree Escrow 144A 5.75% 3/1/23 #		725,000	761,250
Fiat Chrysler Automobiles 144A 5.25% 4/15/23 #		3,960,000	3,891,492
Ford Motor Credit
2.24% 6/15/18		3,820,000	3,825,291
5.875% 8/2/21		1,745,000	1,989,176
General Motors Financial
3.45% 4/10/22		3,055,000	2,997,914
4.00% 1/15/25		2,555,000	2,511,956
4.375% 9/25/21		1,810,000	1,883,707
Harman International Industries 4.15% 5/15/25		3,840,000	3,791,950
Host Hotels & Resorts
3.75% 10/15/23		710,000	697,740
4.75% 3/1/23		2,105,000	2,225,118
Hyundai Capital America
144A 2.125% 10/2/17 #		1,570,000	1,586,163
144A 2.55% 2/6/19 #		685,000	690,932
Landry’s 144A 9.375% 5/1/20 #		1,459,000	1,572,073
Levi Strauss 144A 5.00% 5/1/25 #		3,825,000	3,719,813
Magna International 3.625% 6/15/24		3,605,000	3,557,093
Marriott International 3.375% 10/15/20		1,670,000	1,719,748
McDonald’s 3.375% 5/26/25		3,360,000	3,290,223
Nemak 144A 5.50% 2/28/23 #		2,885,000	2,971,550
QVC
4.375% 3/15/23		3,675,000	3,617,876
5.45% 8/15/34		2,840,000	2,584,480

Diversified Income Series-11

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

		Principal	Value
		amount°	(U.S. $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Sally Holdings 5.75% 6/1/22		777,000	$813,907
Schaeffler Finance 144A 4.75% 5/15/23 #		400,000	392,000
Signet UK Finance 4.70% 6/15/24		3,115,000	3,151,312
Starbucks 2.70% 6/15/22		2,380,000	2,375,488
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25		2,230,000	2,153,872
4.50% 10/1/34		410,000	383,462
Toyota Credit Canada 2.05% 5/20/20	CAD	400,000	321,582
Toyota Finance Australia
2.25% 8/31/16	NOK	1,230,000	158,334
3.04% 12/20/16	NZD	2,070,000	1,384,445
Tupy Overseas 144A 6.625% 7/17/24 #		2,150,000	2,115,063
Volvo Treasury 1.032% 3/1/17 •	SEK	3,500,000	427,285
Wynn Las Vegas 144A 5.50% 3/1/25 #		5,635,000	5,395,513

			81,752,707

Consumer Non-Cyclical – 3.68%
AbbVie 3.20% 11/6/22		3,045,000	3,020,058
Actavis Funding
3.45% 3/15/22		2,015,000	1,998,872
3.80% 3/15/25		3,320,000	3,267,856
Amgen 4.00% 9/13/29	GBP	341,000	541,038
Baxalta
144A 3.60% 6/23/22 #		915,000	915,833
144A 4.00% 6/23/25 #		2,030,000	2,019,010
Bayer U.S. Finance 144A 2.375% 10/8/19 #		1,375,000	1,380,712
Becton Dickinson 6.375% 8/1/19		3,600,000	4,151,671
Boston Scientific
2.65% 10/1/18		1,360,000	1,380,657
6.00% 1/15/20		2,830,000	3,207,842
BRF 144A 3.95% 5/22/23 #		1,385,000	1,317,481
Campbell Soup 3.30% 3/19/25		2,895,000	2,841,422
Celgene
3.25% 8/15/22		1,575,000	1,560,012
3.95% 10/15/20		2,295,000	2,441,357
Darling Ingredients 5.375% 1/15/22		570,000	572,137
EMD Finance
144A 2.95% 3/19/22 #		1,455,000	1,426,281
144A 3.25% 3/19/25 #		1,790,000	1,739,518
ENA Norte Trust 144A 4.95% 4/25/23 #		1,297,707	1,351,237
Express Scripts Holding
2.25% 6/15/19		1,845,000	1,831,777
3.50% 6/15/24		1,045,000	1,024,009
JB 144A 3.75% 5/13/25 #		2,925,000	2,845,440
JBS Investments 144A 7.75% 10/28/20 #		4,225,000	4,615,813
JBS USA
144A 5.75% 6/15/25 #		935,000	926,538
144A 5.875% 7/15/24 #		855,000	862,481

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Mallinckrodt International Finance
144A 4.875% 4/15/20 #	1,090,000	$1,113,217
144A 5.50% 4/15/25 #	3,645,000	3,549,319
Perrigo 4.00% 11/15/23	2,870,000	2,913,503
Perrigo Finance 3.50% 12/15/21	815,000	817,724
Prestige Brands 144A 5.375% 12/15/21 #	1,343,000	1,349,715
Quintiles Transnational 144A 4.875% 5/15/23 #	620,000	624,650
Reynolds American
2.30% 6/12/18	4,365,000	4,400,741
4.45% 6/12/25	1,315,000	1,342,373
Smucker (J.M.)
144A 3.00% 3/15/22 #	735,000	722,195
144A 3.50% 3/15/25 #	3,760,000	3,691,132
144A 4.25% 3/15/35 #	1,010,000	948,471
Spectrum Brands
144A 5.75% 7/15/25 #	640,000	652,800
6.375% 11/15/20	1,020,000	1,083,750
6.625% 11/15/22	2,215,000	2,370,050
Thermo Fisher Scientific 3.30% 2/15/22 .	790,000	781,813
Valeant Pharmaceuticals International 144A 5.875% 5/15/23 #	2,245,000	2,306,738
Zimmer Biomet Holdings
3.15% 4/1/22	935,000	921,103
3.375% 11/30/21	2,750,000	2,745,757
4.625% 11/30/19	3,645,000	3,967,003
Zoetis 3.25% 2/1/23	4,125,000	4,002,962

		87,544,068

Electric – 5.05%
AES Gener 144A 8.375% 12/18/73 #•	1,620,000	1,769,850
Ameren Illinois
3.25% 3/1/25	2,090,000	2,088,830
9.75% 11/15/18	5,900,000	7,394,494
American Transmission Systems 144A 5.25% 1/15/22 #	5,410,000	5,972,943
Appalachian Power 3.40% 6/1/25	550,000	543,300
Berkshire Hathaway Energy 3.75% 11/15/23	3,405,000	3,490,905
Cleveland Electric Illuminating 5.50% 8/15/24	365,000	418,848
CMS Energy 6.25% 2/1/20	1,730,000	2,005,637
ComEd Financing III 6.35% 3/15/33	2,055,000	2,112,002
Dominion Resources 1.90% 6/15/18	9,180,000	9,198,039
DTE Energy 144A 3.30% 6/15/22 #	2,180,000	2,201,059
Duquesne Light Holdings 5.50% 8/15/15	1,076,000	1,081,113
Dynegy
144A 6.75% 11/1/19 #	280,000	292,740
144A 7.375% 11/1/22 #	425,000	447,313
144A 7.625% 11/1/24 #	3,760,000	3,995,000

Diversified Income Series-12

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)
Electric (continued)
E.CL 144A 5.625% 1/15/21 #	400,000	$437,180
Enel 144A 8.75% 9/24/73 #•	3,512,000	4,043,190
Entergy 4.00% 7/15/22	1,820,000	1,836,726
Entergy Arkansas 3.70% 6/1/24	895,000	935,262
Entergy Louisiana 4.05% 9/1/23	4,045,000	4,261,294
Eskom Holdings 144A 7.125% 2/11/25 #	690,000	699,508
Exelon 3.95% 6/15/25	2,445,000	2,464,347
Great Plains Energy 4.85% 6/1/21	1,695,000	1,860,946
Indiana Michigan Power 3.20% 3/15/23 .	1,455,000	1,444,509
Integrys Energy Group 6.11% 12/1/66 • .	3,280,000	3,117,014
IPALCO Enterprises 5.00% 5/1/18	1,390,000	1,473,400
ITC Holdings 3.65% 6/15/24	2,710,000	2,688,212
Lamar Funding 144A 3.958% 5/7/25 #	2,260,000	2,203,500
LG&E & KU Energy 4.375% 10/1/21	3,765,000	4,088,884
Metropolitan Edison 144A 4.00% 4/15/25 #	2,270,000	2,268,711
National Rural Utilities Cooperative Finance 4.75% 4/30/43 •	2,840,000	2,840,000
NextEra Energy Capital Holdings
2.40% 9/15/19	3,380,000	3,379,709
3.625% 6/15/23	1,320,000	1,319,394
NV Energy 6.25% 11/15/20	2,380,000	2,759,927
Pennsylvania Electric 5.20% 4/1/20	3,235,000	3,545,304
Perusahaan Listrik Negara 144A 5.50% 11/22/21 #	2,560,000	2,720,000
Public Service of Oklahoma 5.15% 12/1/19	3,700,000	4,110,337
Puget Energy 6.00% 9/1/21	1,080,000	1,239,026
SCANA 4.125% 2/1/22	2,300,000	2,320,205
Southern 2.75% 6/15/20	9,420,000	9,453,422
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	2,055,000	2,045,487
WEC Energy Group
2.45% 6/15/20	805,000	804,368
3.55% 6/15/25	1,095,000	1,094,386
6.25% 5/15/67 •	2,495,000	2,332,825
Xcel Energy 3.30% 6/1/25	3,240,000	3,189,702

		119,988,848

Energy – 5.68%
AmeriGas Finance 7.00% 5/20/22	1,118,000	1,190,670
Bristow Group 6.25% 10/15/22	1,187,000	1,181,065
California Resources
5.00% 1/15/20	1,355,000	1,199,175
5.50% 9/15/21	610,000	533,872
6.00% 11/15/24	1,105,000	955,825
Chaparral Energy 7.625% 11/15/22	240,000	174,000
Chesapeake Energy 5.75% 3/15/23	5,385,000	4,900,350
Chevron 1.961% 3/3/20	2,285,000	2,267,771
CNOOC Finance 2012 144A 3.875% 5/2/22 #	1,200,000	1,219,308

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)
Energy (continued)
CNOOC Finance 2015 Australia 2.625% 5/5/20	1,215,000	$1,200,466
CNOOC Finance 2015 USA 3.50% 5/5/25	1,410,000	1,359,062
Columbia Pipeline Group
144A 2.45% 6/1/18 #	790,000	796,641
144A 3.30% 6/1/20 #	1,090,000	1,095,464
144A 4.50% 6/1/25 #	1,115,000	1,099,043
Continental Resources 4.50% 4/15/23	4,555,000	4,399,073
Ecopetrol 5.375% 6/26/26	2,760,000	2,735,850
Enbridge Energy Partners 8.05% 10/1/37 •	3,745,000	3,857,350
Energy Transfer Equity 5.50% 6/1/27	1,300,000	1,303,250
Energy Transfer Partners
4.75% 1/15/26	2,115,000	2,097,352
6.125% 12/15/45	705,000	708,526
9.70% 3/15/19	2,189,000	2,700,976
EnLink Midstream Partners 4.15% 6/1/25	1,940,000	1,892,670
Ensco 4.70% 3/15/21	5,110,000	5,211,505
Enterprise Products Operating
3.70% 2/15/26	1,370,000	1,329,396
7.034% 1/15/68 •	4,840,000	5,215,100
Exterran Partners 6.00% 4/1/21	375,000	363,750
Exxon Mobil 2.397% 3/6/22	1,380,000	1,355,039
KazMunayGas National 144A 6.375% 4/9/21 #	1,015,000	1,067,881
Kinder Morgan 144A 5.00% 2/15/21 #	1,265,000	1,339,889
Kinder Morgan Energy Partners 9.00% 2/1/19	3,895,000	4,682,861
Laredo Petroleum 7.375% 5/1/22	1,168,000	1,235,160
Lukoil International Finance 144A 3.416% 4/24/18 #	1,355,000	1,302,833
Marathon Oil 3.85% 6/1/25	3,790,000	3,722,098
MarkWest Energy Partners 4.875% 12/1/24	3,500,000	3,438,750
Murphy Oil USA 6.00% 8/15/23	1,404,000	1,463,670
Newfield Exploration
5.375% 1/1/26	3,085,000	3,069,575
5.625% 7/1/24	1,940,000	1,969,100
NiSource Finance 6.125% 3/1/22	2,120,000	2,452,340
Noble Energy 5.05% 11/15/44	1,790,000	1,721,461
Noble Holding International 4.00% 3/16/18	375,000	384,175
Northern Oil & Gas 8.00% 6/1/20	455,000	416,325
Oasis Petroleum 6.875% 3/15/22	1,414,000	1,442,280
Occidental Petroleum 3.50% 6/15/25	1,720,000	1,716,204
ONGC Videsh 3.25% 7/15/19	800,000	803,983
PDC Energy 7.75% 10/15/22	360,000	378,000
Petrobras Global Finance 3.00% 1/15/19	2,142,000	1,984,906

Diversified Income Series-13

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

		Principal	Value
		amount°	(U.S. $)

Corporate Bonds (continued)
Energy (continued)
Petrobras Global Finance
4.875% 3/17/20		2,230,000	$2,125,948
5.375% 1/27/21		1,405,000	1,354,841
Petroleos Mexicanos
144A 4.25% 1/15/25 #		1,070,000	1,044,748
6.50% 6/2/41		985,000	1,029,325
Petronas Global Sukuk 144A 2.707% 3/18/20 #		1,885,000	1,888,698
Plains All American Pipeline 8.75% 5/1/19		3,490,000	4,264,961
Pride International 6.875% 8/15/20		3,760,000	4,304,895
PTT Exploration & Production 144A 4.875% 12/29/49 #•		1,100,000	1,105,500
Regency Energy Partners
5.50% 4/15/23		623,000	637,204
5.875% 3/1/22		1,995,000	2,126,542
Sabine Pass Liquefaction 144A 5.625% 3/1/25 #		1,590,000	1,580,063
Sunoco Logistics Partners Operations 3.45% 1/15/23		2,820,000	2,673,103
Talisman Energy 5.50% 5/15/42		3,385,000	3,056,939
Valero Energy
3.65% 3/15/25		2,000,000	1,948,608
4.90% 3/15/45		1,585,000	1,490,922
Weatherford International 4.50% 4/15/22		1,205,000	1,133,195
Western Gas Partners 3.95% 6/1/25		1,455,000	1,402,124
Williams Partners
4.00% 9/15/25		2,770,000	2,599,986
7.25% 2/1/17		2,815,000	3,051,322
Woodside Finance
144A 3.65% 3/5/25 #		1,530,000	1,472,322
144A 8.75% 3/1/19 #		3,220,000	3,894,010
YPF
7.774% 8/15/18 •		764,706	776,176
144A 8.75% 4/4/24 #		1,825,000	1,856,938
144A 8.875% 12/19/18 #		1,295,000	1,379,175

			135,131,585

Finance Companies – 0.98%
AerCap Ireland Capital 4.625% 7/1/22		1,525,000	1,530,719
Aviation Capital Group 144A 6.75% 4/6/21 #		1,885,000	2,155,584
Corp Financiera de Desarrollo 144A 5.25% 7/15/29 #•		825,000	833,250
E*TRADE Financial 4.625% 9/15/23		1,534,000	1,510,990
General Electric Capital
2.10% 12/11/19		795,000	800,823
144A 3.80% 6/18/19 #		1,555,000	1,645,251
4.208% 12/6/21	SEK	2,000,000	274,520
4.25% 1/17/18	NZD	420,000	290,021
5.55% 5/4/20		1,295,000	1,479,855

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)
Finance Companies (continued)
General Electric Capital
6.00% 8/7/19	2,675,000	$3,059,448
7.125% 12/15/49 •	3,800,000	4,389,000
Lazard Group 3.75% 2/13/25	1,495,000	1,425,535
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #	2,405,000	2,389,683
Temasek Financial I 144A 2.375% 1/23/23 #	1,615,000	1,573,808

		23,358,487

Healthcare – 1.06%
Community Health Systems 6.875% 2/1/22	5,755,000	6,085,913
DaVita HealthCare Partners
5.00% 5/1/25	5,985,000	5,775,525
5.125% 7/15/24	1,475,000	1,452,875
Fresenius Medical Care U.S. Finance II 144A 5.875% 1/31/22 #	1,035,000	1,102,275
HCA 5.375% 2/1/25	4,750,000	4,839,300
HealthSouth
5.125% 3/15/23	595,000	593,513
5.75% 11/1/24	420,000	430,500
Immucor 11.125% 8/15/19	1,252,000	1,333,380
Kinetic Concepts 10.50% 11/1/18	822,000	879,556
Omnicare 5.00% 12/1/24	605,000	653,400
Tenet Healthcare 6.00% 10/1/20	2,018,000	2,156,737

		25,302,974

Insurance – 1.61%
Berkshire Hathaway Finance 2.90% 10/15/20	2,260,000	2,329,608
Five Corners Funding Trust 144A 4.419% 11/15/23 #	3,980,000	4,118,357
Highmark
144A 4.75% 5/15/21 #	1,255,000	1,289,147
144A 6.125% 5/15/41 #	525,000	517,848
HUB International 144A 7.875% 10/1/21 #	1,092,000	1,116,570
MetLife
3.60% 4/10/24	2,525,000	2,549,240
6.40% 12/15/36	110,000	121,000
6.817% 8/15/18	225,000	259,074
MetLife Capital Trust X 144A 9.25% 4/8/38 #	3,120,000	4,391,400
Prudential Financial
4.50% 11/15/20	795,000	870,666
5.375% 5/15/45 •	1,730,000	1,708,375
5.625% 6/15/43 •	1,765,000	1,833,835
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	1,885,000	1,900,088
144A 4.125% 11/1/24 #	8,145,000	8,219,095
USI 144A 7.75% 1/15/21 #	195,000	198,656
Voya Financial 5.65% 5/15/53 •	2,135,000	2,191,044

Diversified Income Series-14

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)
Insurance (continued)
XLIT
4.45% 3/31/25	3,540,000	$3,515,910
6.50% 10/29/49 •	1,410,000	1,209,963

		38,339,876

Media – 1.40%
Altice 144A 7.75% 5/15/22 #	1,270,000	1,231,900
CCO Holdings
144A 5.125% 5/1/23 #	1,150,000	1,121,250
5.25% 9/30/22	1,165,000	1,150,437
Cequel Communications Holdings I 144A 6.375% 9/15/20 #	1,165,000	1,161,505
CSC Holdings 5.25% 6/1/24	5,119,000	4,939,835
DISH DBS 5.00% 3/15/23	1,889,000	1,752,047
Gray Television 7.50% 10/1/20	1,792,000	1,906,240
Lamar Media 5.00% 5/1/23	2,090,000	2,074,325
MDC Partners 144A 6.75% 4/1/20 #	540,000	540,000
Nielsen Finance 144A 5.00% 4/15/22 #	1,700,000	1,672,375
Numericable-SFR 144A 6.00% 5/15/22 #	2,290,000	2,262,806
Sinclair Television Group 5.375% 4/1/21	1,968,000	1,990,140
Sirius XM Radio
144A 5.375% 4/15/25 #	4,745,000	4,590,787
144A 6.00% 7/15/24 #	2,930,000	2,966,625
Tribune Media 144A 5.875% 7/15/22 #	1,955,000	1,974,550
Univision Communications 144A 5.125% 5/15/23 #	560,000	546,000
Virgin Media Finance 144A 6.375% 4/15/23 #	1,260,000	1,307,250

		33,188,072

Real Estate Investment Trusts – 1.11%
Alexandria Real Estate Equities 4.60% 4/1/22	3,040,000	3,206,932
AvalonBay Communities
3.45% 6/1/25	1,545,000	1,522,411
3.50% 11/15/24	2,115,000	2,113,014
Carey (W.P.) 4.60% 4/1/24	1,680,000	1,689,769
CBL & Associates
4.60% 10/15/24	2,510,000	2,476,030
5.25% 12/1/23	430,000	442,888
Corporate Office Properties
3.60% 5/15/23	1,750,000	1,602,317
5.25% 2/15/24	1,755,000	1,798,350
DDR
7.50% 4/1/17	1,075,000	1,178,845
7.875% 9/1/20	1,845,000	2,261,009
Education Realty Operating Partnership 4.60% 12/1/24	2,190,000	2,209,322
Excel Trust 4.625% 5/15/24	1,240,000	1,178,709
Hospitality Properties Trust 4.50% 3/15/25	2,025,000	1,995,733

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
Regency Centers 5.875% 6/15/17	575,000	$621,757
Trust F/1401 144A 5.25% 12/15/24 #	2,075,000	2,168,375

		26,465,461

Services – 1.28%
AECOM
144A 5.75% 10/15/22 #	3,185,000	3,232,775
144A 5.875% 10/15/24 #	3,829,000	3,891,221
Algeco Scotsman Global Finance 144A 8.50% 10/15/18 #	1,895,000	1,838,150
Caesars Growth Properties Holdings 144A 9.375% 5/1/22 #	782,000	590,410
Corrections of America 4.625% 5/1/23	1,071,000	1,054,935
DigitalGlobe 144A 5.25% 2/1/21 #	4,310,000	4,239,963
GEO Group
5.125% 4/1/23	770,000	771,925
5.875% 10/15/24	750,000	776,250
MGM Resorts International 6.00% 3/15/23	5,765,000	5,865,887
Pinnacle Entertainment 7.50% 4/15/21	1,235,000	1,313,731
United Rentals North America
4.625% 7/15/23	1,795,000	1,766,908
5.50% 7/15/25	3,394,000	3,292,180
5.75% 11/15/24	1,339,000	1,325,610
Wynn Las Vegas 5.375% 3/15/22	385,000	392,700

		30,352,645

Technology – 2.73%
Apple 3.45% 2/9/45	8,525,000	7,243,999
Baidu 2.75% 6/9/19	1,200,000	1,202,821
Cisco Systems
1.65% 6/15/18	2,730,000	2,740,876
2.45% 6/15/20	1,235,000	1,244,658
3.50% 6/15/25	1,440,000	1,457,332
First Data
11.25% 1/15/21	1,993,000	2,217,213
11.75% 8/15/21	1,511,000	1,703,653
Fiserv 3.85% 6/1/25	1,950,000	1,956,782
Flextronics International 144A 4.75% 6/15/25 #	2,635,000	2,621,035
Jabil Circuit 7.75% 7/15/16	330,000	346,500
Micron Technology
144A 5.25% 8/1/23 #	3,220,000	3,095,225
144A 5.50% 2/1/25 #	2,050,000	1,925,975
144A 5.625% 1/15/26 #	1,275,000	1,180,969
Molex Electronic Technologies
144A 2.878% 4/15/20 #	2,625,000	2,587,570
144A 3.90% 4/15/25 #	1,970,000	1,912,667
Motorola Solutions 4.00% 9/1/24	3,075,000	2,988,322
NXP 144A 5.75% 3/15/23 #	675,000	703,687
Oracle
2.50% 5/15/22	1,360,000	1,321,807

Diversified Income Series-15

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

		Principal	Value
		amount°	(U.S. $)

Corporate Bonds (continued)
Technology (continued)
Oracle
2.95% 5/15/25		4,410,000	$4,249,657
3.25% 5/15/30		2,315,000	2,132,483
4.125% 5/15/45		2,845,000	2,644,738
4.30% 7/8/34		995,000	983,105
QUALCOMM
3.00% 5/20/22		1,915,000	1,903,780
3.45% 5/20/25		1,780,000	1,736,732
Samsung Electronics America 144A 1.75% 4/10/17 #		3,005,000	3,025,608
Seagate HDD Cayman
144A 4.75% 1/1/25 #		4,210,000	4,192,028
144A 4.875% 6/1/27 #		880,000	857,323
Tencent Holdings 144A 3.375% 5/2/19 #		2,905,000	2,985,291
Xerox 6.35% 5/15/18		1,560,000	1,739,684

			64,901,520

Transportation – 0.65%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 #♦		1,315,000	1,291,987
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ♦		1,092,028	1,092,028
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ♦		700,000	691,250
Brambles USA 144A 5.35% 4/1/20 #		910,000	1,005,765
Burlington Northern Santa Fe 4.15% 4/1/45		1,625,000	1,504,922
HPHT Finance 15 144A 2.875% 3/17/20 #		1,615,000	1,610,622
Red de Carreteras de Occidente 144A 9.00% 6/10/28 #	MXN	21,100,000	1,325,840
Trinity Industries 4.55% 10/1/24		2,345,000	2,266,447
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ♦		845,000	853,450
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ♦		1,425,000	1,410,750
United Parcel Service 5.125% 4/1/19		2,180,000	2,431,539

			15,484,600

Utilities – 0.89%
AES 5.50% 4/15/25		5,297,000	5,058,635
AES Gener 144A 5.25% 8/15/21 #		1,250,000	1,324,880
American Water Capital 3.40% 3/1/25		2,085,000	2,083,837
Calpine
5.375% 1/15/23		1,635,000	1,614,563
5.50% 2/1/24		1,960,000	1,906,100
Comision Federal de Electricidad 144A 4.875% 1/15/24 #		1,420,000	1,455,500
Dynegy 5.875% 6/1/23		1,375,000	1,350,937

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)
Utilities (continued)
Electricite de France
144A 4.60% 1/27/20 #	1,395,000	$1,535,589
144A 5.25% 12/29/49 #•	3,565,000	3,582,825
State Grid Overseas Investment 2014 144A 2.75% 5/7/19 #	1,300,000	1,314,319

		21,227,185

Total Corporate Bonds (cost $1,172,639,225)		1,168,819,097

Municipal Bonds – 0.94%
Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/40	1,305,000	1,457,437
California State Various Purpose 5.00% 3/1/45	2,270,000	2,535,318
Golden State, California Tobacco Securitization Corporation Settlement Revenue (Asset-Backed Senior Notes)
Series A-1 5.125% 6/1/47	920,000	706,606
Series A-1 5.75% 6/1/47	1,010,000	847,410
Golden State, California Tobacco Securitization Enhanced (Asset-Backed)
Series A 5.00% 6/1/40	3,910,000	4,281,098
Series A 5.00% 6/1/45	1,235,000	1,344,767
Maryland State Local Facilities 2nd Loan Series A 5.00% 8/1/21	1,055,000	1,257,560
New Jersey Transportation Trust Fund (Transportation Program) Series AA 5.00% 6/15/44	1,105,000	1,120,912
New York City, New York Series I 5.00% 8/1/22	745,000	881,976
New York City, New York Water & Sewer System Series EE 5.00% 6/15/45	1,935,000	2,135,389
New York State Thruway Authority Revenue Series A 5.00% 5/1/19	1,020,000	1,152,529
Oregon State Taxable Pension 5.892% 6/1/27	5,000	5,979
Texas Private Activity Bond Surface Transportation Revenue (Senior Lien Note Mobility) 6.75% 6/30/43 (AMT)	780,000	936,304
Texas State Transportation Commission (Senior Lien Mobility Fund) Series A 5.00% 10/1/44	3,290,000	3,701,941

Total Municipal Bonds (cost $22,551,917)		22,365,226

Diversified Income Series-16

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)

Non-Agency Asset-Backed Securities – 3.06%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	1,264,000	$1,331,189
Ally Master Owner Trust Series 2012-5 A 1.54% 9/15/19	3,165,000	3,173,552
American Express Credit Account Master Trust
Series 2012-3 B 0.686% 3/15/18 •	1,000,000	999,978
Series 2013-2 A 0.604% 5/17/21 •	1,485,000	1,487,949
American Express Credit Account Secured Note Trust Series 2012-4 A 0.426% 5/15/20 •	6,750,000	6,739,193
American Homes 4 Rent Trust Series 2014-SFR2 A 144A 3.786% 10/17/36 #	880,299	905,932
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A 3.41% 11/20/17 #	1,480,000	1,520,141
Series 2013-1A A 144A 1.92% 9/20/19 #	1,850,000	1,844,045
Series 2014-1A A 144A 2.46% 7/20/20 #	2,005,000	2,018,163
Bank of America Credit Card Trust
Series 2014-A3 A 0.474% 1/15/20 •	1,745,000	1,743,899
Series 2015-A1 A 0.516% 6/15/20 •	6,740,000	6,745,385
California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18 #	437,172	439,119
Capital One Multi-Asset Execution Trust Series 2007-A5 A5 0.226% 7/15/20 •	2,900,000	2,880,979
Chase Issuance Trust
Series 2014-A5 A5 0.556% 4/15/21 •	2,355,000	2,351,472
Series 2015-A4 A 1.84% 4/15/22	2,600,000	2,572,128
Citibank Credit Card Issuance Trust Series 2014-A9 A9 0.437% 11/23/18 •	5,240,000	5,237,406
Discover Card Execution Note Trust
Series 2013-A1 A1 0.486% 8/17/20 •	1,010,000	1,009,836
Series 2014-A1 A1 0.616% 7/15/21 •	1,560,000	1,563,894
Series 2014-A3 A3 1.22% 10/15/19	200,000	200,326
FirstKey Lending Trust Series 2015-SFR1 A 144A 2.553% 3/9/47 #	1,130,609	1,131,683
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	1,665,000	1,660,023
Golden Credit Card Trust
Series 2012-5A A 144A 0.79% 9/15/17 #	985,000	985,436
Series 2014-2A A 144A 0.636% 3/15/21 #•	1,195,000	1,191,560

	Principal	Value
	amount°	(U.S. $)

Non-Agency Asset-Backed Securities (continued)
Golden Credit Card Trust Series 2015-2A A 144A 2.02% 4/15/22 #	2,175,000	$2,156,752
GreatAmerica Leasing Receivables Funding Series 2013-1 B 144A 1.44% 5/15/18 #	305,000	304,213
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	3,004,250	2,968,794
Hyundai Auto Lease Securitization Trust Series 2015-A A3 144A 1.42% 9/17/18 #	3,400,000	3,411,645
MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35 #•	1,354	1,368
Mid-State Trust XI Series 11 A1 4.864% 7/15/38	11,027	11,684
MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22 #	2,135,000	2,125,939
Penarth Master Issuer Series 2015-1A A1 144A 0.585% 3/18/19 #•	885,000	885,575
PFS Financing Series 2015-AA A 144A 0.806% 4/15/20 #•	750,000	749,859
Porsche Innovative Lease Owner Trust Series 2015-1 A3 144A 1.19% 7/23/18 #	1,740,000	1,737,949
Progress Residential Trust Series 2015-SFR2 A 144A 2.74% 6/12/32 #	1,210,000	1,200,733
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	1,865,000	1,863,734
Series 2015-2 A 1.60% 4/15/21	2,885,000	2,883,246
Wendys Funding Series 2015-1A A2I 144A 3.371% 6/15/45 #	2,700,000	2,695,942

Total Non-Agency Asset-Backed Securities (cost $72,886,232)		72,730,721

Non-Agency Collateralized Mortgage Obligations – 0.58%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35 •	99,601	101,550

Diversified Income Series-17

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)
Bank of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	119,134	$121,411
Series 2005-3 2A1 5.50% 4/25/20	16,238	16,711
Series 2005-6 7A1 5.50% 7/25/20	107,139	106,856
ChaseFlex Trust Series 2006-1 A4 4.869% 6/25/36 •	1,490,000	1,283,957
CHL Mortgage Pass Through Trust Series 2003-21 A1 2.733% 5/25/33 ♦•	129	130
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	142,983	146,092
Citicorp Residential Mortgage Trust Series 2006-3 A5 5.948% 11/25/36 f	1,800,000	1,792,472
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN4 M2 2.587% 10/25/24 •	785,000	787,819
Series 2015-DNA1 M2 2.037% 10/25/27 •	1,460,000	1,435,088
Series 2015-HQ2 M2 2.137% 5/25/25 •	770,000	757,310
GSR Mortgage Loan Trust Series 2006-AR1 3A1 3.434% 1/25/36 •	204,567	185,375
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.428% 6/25/29 #•	955,729	956,988
Series 2014-2 B2 144A 3.428% 6/25/29 #•	357,239	352,071
MASTR ARM Trust Series 2003-6 1A2 2.45% 12/25/33 •	9,755	9,711
Sequoia Mortgage Trust
Series 2013-11 B1 144A 3.698% 9/25/43 #•	1,071,790	1,043,631
Series 2014-2 A4 144A 3.50% 7/25/44 #•	1,648,019	1,653,814
Series 2015-1 B2 144A 3.899% 1/25/45 #•	891,822	877,036
WaMu Mortgage Pass Through Certificates Trust Series 2006-AR14 2A1 1.938% 11/25/36 ♦•	1,012,863	855,486
Washington Mutual Mortgage Pass Through Certificates Series 2005-1 5A2 6.00% 3/25/35 ♦	84,506	40,325
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36	468,294	477,792
Series 2006-3 A11 5.50% 3/25/36	463,493	479,813

		Principal	Value
		amount°	(U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR5 2A1 2.713% 4/25/36 •		378,560	$355,417

Total Non-Agency Collateralized Mortgage Obligations (cost $13,456,922)			13,836,855

Regional Bonds – 0.26% Δ
Argentina – 0.09%
Provincia De Buenos Aires 144A 9.95% 6/9/21 #		2,205,000	2,164,075

			2,164,075

Australia – 0.08%
New South Wales Treasury 4.00% 5/20/26	AUD	993,500	808,144
Queensland Treasury 144A 4.75% 7/21/25 #	AUD	1,228,000	1,037,807

			1,845,951

Canada – 0.09%
Province of Ontario Canada 3.45% 6/2/45	CAD	1,488,000	1,250,959
Province of Quebec Canada 6.00% 10/1/29	CAD	896,000	980,386

			2,231,345

Total Regional Bonds (cost $6,549,789)			6,241,371

Senior Secured Loans – 11.28% «
21st Century Oncology Tranche B 1st Lien 6.50% 4/28/22		2,135,000	2,118,988
Accudyne Industries (Hamilton Sundstrand Industrial) 1st Lien 4.00% 12/13/19		2,460,000	2,385,174
Air Medical Group Holdings Tranche B 1st Lien 4.50% 4/28/22		4,755,000	4,731,225
Albertson’s Holdings Tranche B4 1st Lien 5.51% 8/25/21		3,785,513	3,809,388
Albertsons Tranche B 1st Lien 5.385% 3/21/19		584,626	587,732
Altice Financing Tranche B 1st Lien 5.25% 2/4/22		2,765,000	2,792,650
Amaya Gaming 1st Lien 5.00% 8/1/21		1,617,775	1,617,439
American Tire Distributors 1st Lien 5.25% 9/26/21		1,326,675	1,340,771
Apollo Security Services Borrower 1st Lien 5.00% 6/19/21		3,285,000	3,297,319
Apollo Security Services Borrower 2nd Lien 9.75% 6/19/22		2,740,000	2,709,175

Diversified Income Series-18

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)

Senior Secured Loans « (continued)
Applied Systems 1st Lien 4.25% 1/23/21	3,193,124	$3,195,404
Applied Systems 2nd Lien 7.50% 1/23/22	2,701,929	2,715,439
Atkore International 2nd Lien 7.75% 10/9/21	1,775,000	1,669,979
Avaya Tranche B-3 4.50% 10/26/17	3,563,854	3,550,268
AVINTIV Specialty Materials Tranche B 5.25% 12/19/19	4,379,626	4,401,524
Axalta Coating Systems U.S. Holdings 1st Lien 3.75% 2/1/20	1,030,174	1,030,239
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	2,780,000	2,807,222
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	3,807,111	3,814,534
Blue Ribbon 1st Lien 5.75% 11/13/21	1,622,848	1,632,991
Blue Ribbon 2nd Lien 9.25% 11/13/22	625,000	623,438
Burlington Coat Factory Warehouse Tranche B3 1st Lien 4.25% 8/13/21	1,177,301	1,178,641
BWAY Holding Tranche B 1st Lien 5.50% 8/14/20	2,014,650	2,027,556
Cable & Wireless Communications 5.50% 12/31/16	1,385,978	1,389,443
Cable & Wireless Communications (Unsecured) 6.50% 3/31/17	835,000	837,088
Caesars Growth Properties Holdings Tranche B 1st Lien 6.25% 5/8/21	4,527,079	3,881,970
Calpine Construction Finance Tranche B 3.00% 5/3/20	523,837	515,543
CBS Outdoor Tranche B 3.00% 1/31/21 .	2,530,000	2,525,519
CD&R Millennium Holdco 6 (Mauser Holdings) 2nd Lien 8.25% 7/31/22	465,000	460,931
CDS US Intermediate Holdings (Cirque Du Soleil) 1st Lien 5.00% 6/25/22	1,530,000	1,531,913
CDS US Intermediate Holdings 2nd Lien 9.25% 6/25/23	1,095,000	1,090,209
CityCenter Holdings Tranche B 1st Lien 4.25% 10/16/20	1,323,405	1,325,887
CommScope Term Loan B 1st Lien 3.75% 5/28/22	1,206,000	1,206,566
Communications Sales & Leasing Tranche B 1st Lien 5.00% 10/24/22	3,275,000	3,214,275
Community Health Systems Tranche G 1st Lien 3.75% 12/31/19	2,235,408	2,238,202
Community Health Systems Tranche H 1st Lien 4.00% 1/27/21	4,548,091	4,559,775
Crown Castles Operating Tranche B2 3.00% 1/31/21	1,172,093	1,167,259
DaVita Healthcare Partners Tranche B 3.50% 6/24/21	2,079,000	2,082,249

	Principal	Value
	amount°	(U.S. $)

Senior Secured Loans « (continued)
DBP Holding Tranche B 5.00% 10/11/19	1,095,000	$1,053,596
Drillship Ocean Ventures (Ocean Rig) Tranche B 1st Lien 5.50% 7/25/21	2,801,475	2,398,063
Drillships Financing Holding Tranche B1 6.00% 3/31/21	4,654,951	3,807,750
Dynegy Tranche B2 4.00% 4/23/20	1,255,679	1,259,472
Emdeon 1st Lien 3.75% 11/2/18	1,480,326	1,482,361
Endo Luxembourg Finance I 1st Lien 3.50% 6/24/16	435,000	435,000
Endo Luxembourg Finance I Tranche B 1st Lien 3.75% 6/24/22	1,095,000	1,099,106
Energy Transfer Equity 1st Lien
3.25% 12/2/19	1,085,000	1,079,236
4.00% 12/2/19	924,765	926,086
FCA U.S. (Chrysler Group) Tranche B 1st Lien 3.25% 12/31/18	5,070,813	5,066,376
First Data Tranche B 1st Lien
3.50% 3/24/17	3,338,000	3,333,828
4.00% 3/24/21	4,439,831	4,456,827
First Data Tranche C1 1st Lien 3.50% 3/24/18	266,000	265,481
Flint Group 1st Lien 4.75% 9/7/21	1,426,603	1,430,170
Flint Group 2nd Lien 8.25% 9/7/22	745,000	741,275
Flint Group Tranche C 1st Lien 4.50% 9/7/21	235,834	236,129
Flying Fortress 1st Lien 3.50% 6/30/17	282,500	283,206
FMG Resources August 2006 Pty 1st Lien 3.75% 6/30/19	3,943,400	3,510,860
Gardner Denver 1st Lien 4.25% 7/30/20 .	4,784,003	4,681,147
Gates Global 1st Lien 4.25% 7/3/21	1,037,163	1,022,994
Global Cash Access Tranche B 6.25% 12/19/20	3,399,531	3,428,216
Green Energy Partners (Panda Stonewall) Tranche B 6.50% 11/13/21	1,815,000	1,843,359
Hanson Building Tranche B 1st Lien 6.50% 3/13/22	2,099,738	2,107,175
HD Supply Tranche B 4.00% 6/28/18	3,636,026	3,643,753
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	7,675,817	7,684,198
Houghton International 1st Lien 4.00% 12/20/19	404,625	404,676
Houghton International 2nd Lien 9.50% 12/21/20	570,000	572,138
Huntsman International Tranche B 1st Lien 3.75% 10/1/21	2,427,800	2,432,857
Hyperion Insurance Group Tranche B 1st Lien 5.50% 4/30/22	1,770,563	1,778,309
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	1,759,405	1,764,078

Diversified Income Series-19

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)

Senior Secured Loans « (continued)
IBC Capital (Goodpack) 1st Lien 4.75% 9/15/21	2,025,000	$1,991,249
iHeartCommunications (Clear Channel Communications) Tranche D 6.75% 1/30/19	7,555,000	6,994,668
iHeartCommunications (Clear Channel Communications) Tranche E 1st Lien 7.50% 7/30/19	455,343	427,738
Immucor Tranche B2 5.00% 8/19/18	3,447,934	3,465,173
Ineos U.S. Finance Tranche B 3.75% 12/15/20	2,408,814	2,397,774
Ineos U.S. Finance Tranche B 1st Lien 4.25% 3/31/22	515,000	515,483
Informatica Tranche B 1st Lien 4.50% 6/3/22	770,000	769,198
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	2,345,813	2,332,130
KIK Custom Products 1st Lien 5.50% 4/29/19	1,934,609	1,941,864
KIK Custom Products 2nd Lien 9.50% 10/29/19	405,000	407,531
Kinetic Concepts Tranche E1 4.50% 5/4/18	548,594	551,423
Landry’s Tranche B 4.00% 4/24/18	1,529,987	1,537,063
Level 3 Financing Tranche B 4.00% 1/15/20	1,345,000	1,346,009
LTS Buyer (Lightower Fiber Networks) 1st Lien 4.00% 4/13/20	318,574	317,379
LTS Buyer 2nd Lien 8.00% 4/1/21	1,509,825	1,504,793
Marina District Finance (Borgata) Tranche B 1st Lien 6.50% 8/15/18	2,625,496	2,654,095
MGM Resorts International 3.50% 12/20/19	353,524	351,683
Moxie Patriot Tranche B1 6.75% 12/19/20	1,795,000	1,801,731
MPH Acquisition (Multiplan) Tranche B 3.75% 3/31/21	3,213,903	3,202,352
Murray Energy Tranche B1 1st Lien 7.00% 4/14/17	780,000	776,425
Murray Energy Tranche B2 1st Lien 7.50% 4/16/20	1,695,000	1,574,231
Neiman Marcus 1st Lien 4.25% 10/25/20	808,308	804,772
NEP/NCP 10.00% 7/22/20	1,029,286	1,023,282
NEP/NCP Tranche B 1st Lien 4.25% 1/22/20	241,944	239,282
New Albertsons 1st Lien 4.75% 6/27/21	1,071,900	1,074,714
Numericable U.S. 4.50% 5/21/20	4,157,889	4,173,481
Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20	3,597,141	3,611,040

	Principal	Value
	amount°	(U.S. $)

Senior Secured Loans « (continued)
Offshore (Vantage Drilling) Tranche B 1st Lien 5.75% 3/28/19	1,517,089	$937,751
Offshore Group Investment (Vantage Drilling) Tranche B 1st Lien 5.00% 10/25/17	1,544,493	1,098,135
Old HB (Hostess Brands) 1st Lien 6.75% 3/20/20	2,150,082	2,203,834
Pacific Drilling Tranche B 4.50% 6/3/18	2,191,671	1,782,558
Panda Liberty (Moxie Liberty) Tranche B 7.50% 8/21/20	3,825,000	3,834,563
PQ 1st Lien 4.00% 8/7/17	2,338,523	2,339,107
Quickrete Holdings 2nd Lien 7.00% 3/30/21	804,632	810,666
Republic of Angola 6.25% 12/16/23	4,385,000	4,319,225
Reynolds Group Holdings Tranche B 1st Lien 4.50% 12/1/18	2,805,091	2,815,961
Rite Aid 2nd Lien
4.875% 6/21/21	1,285,000	1,288,615
5.75% 8/21/20	2,975,000	3,007,228
RPI Finance Trust (Royalty Pharma) Tranche B4 1st Lien 3.50% 11/9/20	616,900	618,134
SAM Finance Lux (Santander Asset Management) Tranche B 4.25% 12/17/20	3,200,251	3,212,252
Scientific Games International 6.00% 10/18/20	2,299,975	2,302,420
Scientific Games International Tranche B2 1st Lien 6.00% 10/1/21	2,517,350	2,518,636
Sensus USA
4.75% 5/9/17	1,473,149	1,466,704
8.50% 5/9/18	735,000	731,325
SIG Combibloc PurchaseCo 1st Lien 5.25% 3/13/22	2,219,438	2,219,635
Sinclair Television Group Tranche B1 1st Lien 3.50% 7/30/21	985,000	985,985
Smart & Final Stores Tranche B 1st Lien 4.00% 11/15/19	1,163,017	1,163,918
Solenis International (Ashland Water) 1st Lien 4.25% 7/31/21	828,738	825,112
Solenis International (Ashland Water) 2nd Lien 7.75% 7/31/22	665,000	645,258
Spectrum Brands 1st Lien 3.75% 6/23/22	1,100,000	1,103,896
SS&C Technologies (European Holdings) Tranche B2 1st Lien 4.00% 7/8/22	201,000	201,377
SS&C Technologies Tranche B1 1st Lien 4.00% 7/8/22	893,000	894,674
Standard Aero 1st Lien 5.25% 6/23/22	1,095,000	1,096,825
Stena International 1st Lien 4.00% 3/3/21	3,311,616	3,107,399

Diversified Income Series-20

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

		Principal	Value
		amount°	(U.S. $)

Senior Secured Loans « (continued)
Summit Materials Tranche B 1st Lien 4.25% 6/26/22		1,095,000	$1,096,369
SUPERVALU 1st Lien 4.50% 3/21/19		1,205,900	1,210,080
Surgical Care Affiliates Tranche B 1st Lien 4.25% 3/17/22		1,215,000	1,219,556
TransDigm Tranche E 1st Lien 3.50% 5/14/22		1,520,164	1,504,284
Tribune Media Tranche B 1st Lien 3.75% 12/27/20		1,095,000	1,096,360
United Airlines Tranche B 3.50% 4/1/19	.	710,500	710,648
Univar Tranche B 1st Lien 4.25% 7/1/22		123,000	122,885
Univision Communications 1st Lien 4.00% 3/1/20		488,610	486,548
Univision Communications Tranche C4 4.00% 3/1/20		5,005,005	4,979,284
US Airways Tranche B1 3.50% 5/23/19		655,660	655,074
US Airways Tranche B2 3.00% 11/23/16		232,260	232,042
USI Tranche B 1st Lien 4.25% 12/27/19		1,901,506	1,905,071
Valeant Pharmaceuticals International Tranche B-F1 1st Lien 4.00% 4/2/22		2,279,288	2,280,842
Valeant Pharmaceuticals Tranche BE 3.50% 8/5/20		2,701,701	2,695,960
Varsity Brands Tranche B 1st Lien 6.00% 12/15/21		1,442,750	1,452,669
Weight Watchers International 3.00% 4/2/16		759,335	679,605
Wide Open West Finance Tranche B 1st Lien 4.50% 4/1/19		2,720,343	2,721,703
Ziggo Tranche B 2nd Lien 3.50% 1/15/22		413,447	409,338
Ziggo Tranche B 3rd Lien 3.50% 1/15/22		679,972	673,215
Ziggo Tranche B1 1st Lien 3.50% 1/15/22		641,581	635,205

Total Senior Secured Loans (cost $270,968,533)			268,376,141

Sovereign Bonds – 2.65% Δ
Armenia – 0.06%
Republic of Armenia 144A 6.00% 9/30/20 #		1,448,000	1,425,411

			1,425,411

Australia – 0.08%
Australia Government Bond
3.25% 4/21/25	AUD	1,416,000	1,114,478
3.75% 4/21/37	AUD	900,000	706,952

			1,821,430

		Principal	Value
		amount°	(U.S. $)

Sovereign Bonds Δ (continued)
Brazil – 0.21%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	5,496,000	$1,679,437
10.00% 1/1/23	BRL	5,980,000	1,697,793
10.00% 1/1/25	BRL	5,980,000	1,664,984

			5,042,214

Canada – 0.02%
Canadian Government Bond 2.75% 12/1/48	CAD	496,000	436,573

			436,573

Colombia – 0.12%
Colombia Government International Bond
4.375% 3/21/23	COP	4,246,000,000	1,480,680
5.00% 6/15/45		531,000	493,830
9.85% 6/28/27	COP	1,688,000,000	798,251

			2,772,761

Costa Rica – 0.06%
Costa Rica Government International Bond 5.625% 4/30/43		1,772,000	1,479,620

			1,479,620

Dominican Republic – 0.10%
Dominican Republic International Bond
144A 5.50% 1/27/25 #		800,000	806,000
144A 6.85% 1/27/45 #		1,500,000	1,537,500

			2,343,500

Ecuador – 0.06%
Ecuador Government International Bond 144A 10.50% 3/24/20 #		1,510,000	1,521,325

			1,521,325

Germany – 0.03%
Bundesrepublik Deutschland 0.50% 2/15/25	EUR	683,000	742,172

			742,172

Indonesia – 0.25%
Indonesia Government International Bond
144A 4.625% 4/15/43 #		2,325,000	2,098,313
144A 5.125% 1/15/45 #		600,000	573,750
Indonesia Treasury Bond 8.375% 3/15/24	IDR	43,264,000,000	3,258,502

			5,930,565

Italy – 0.12%
Italy Buoni Poliennali Del Tesoro
1.35% 4/15/22	EUR	2,117,000	2,299,011
1.50% 6/1/25	EUR	555,000	575,071

			2,874,082

Diversified Income Series-21

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

		Principal	Value
		amount°	(U.S. $)

Sovereign Bonds Δ (continued)
Ivory Coast – 0.11%
Ivory Coast Government International Bond 144A 6.375% 3/3/28 #		2,637,000	$2,584,260

			2,584,260

Japan – 0.02%
Japan Government 40 yr Bond 1.40% 3/20/55	JPY	56,650,000	440,211

			440,211

Mexico – 0.23%
Mexican Bonos 7.50% 6/3/27	MXN	62,010,000	4,344,184
Mexico Government International Bond
3.60% 1/30/25		531,000	524,894
4.60% 1/23/46		600,000	557,250

			5,426,328

Norway – 0.17%
Kommunalbanken
144A 2.125% 4/23/25 #		3,980,000	3,801,799
5.00% 3/28/19	NZD	208,000	148,310
Norway Government Bond 144A 2.00% 5/24/23 #	NOK	1,227,000	160,746

			4,110,855

Pakistan – 0.06%
Pakistan Government International Bond 144A 7.875% 3/31/36 #		1,545,000	1,506,375

			1,506,375

Poland – 0.10%
Poland Government Bond 3.25% 7/25/25	PLN	9,081,000	2,411,776

			2,411,776

Portugal – 0.03%
Portugal Government International Bond 144A 5.125% 10/15/24 #		600,000	615,048

			615,048

Republic of Korea – 0.12%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	3,276,382,329	2,821,463

			2,821,463

Senegal – 0.07%
Senegal Government International Bond 144A 6.25% 7/30/24 #		1,710,000	1,646,730

			1,646,730

South Africa – 0.34%
South Africa Government Bond 8.00% 1/31/30	ZAR	87,439,000	6,788,364
South Africa Government International Bond 5.375% 7/24/44		1,211,000	1,210,724

			7,999,088

		Principal	Value
		amount°	(U.S. $)

Sovereign Bonds Δ (continued)
Sri Lanka – 0.08%
Sri Lanka Government International Bond 144A 6.125% 6/3/25 #		2,020,000	$1,994,750

			1,994,750

Turkey – 0.09%
Turkey Government International Bond 4.25% 4/14/26		2,235,000	2,133,106

			2,133,106

United Kingdom – 0.12%
United Kingdom Gilt
3.25% 1/22/44	GBP	668,600	1,159,177
3.50% 1/22/45	GBP	340,300	618,774
United Kingdom Gilt Inflation Linked 0.125% 3/22/24	GBP	686,454	1,167,032

			2,944,983

Total Sovereign Bonds (cost $66,543,501)			63,024,626

Supranational Banks – 0.51%
European Bank for Reconstruction & Development
6.00% 3/3/16	INR	105,900,000	1,658,941
7.375% 4/15/19	IDR	14,120,000,000	1,021,946
Inter-American Development Bank
6.00% 9/5/17	INR	152,200,000	2,367,835
7.25% 7/17/17	IDR	19,370,000,000	1,413,687
International Bank for Reconstruction & Development
0.255% 4/17/19 •		1,507,000	1,508,786
2.50% 11/25/24		1,507,000	1,511,753
3.75% 2/10/20	NZD	1,200,000	820,617
4.625% 10/6/21	NZD	2,112,000	1,497,972
International Finance 3.625% 5/20/20	NZD	472,000	320,193

Total Supranational Banks (cost $12,945,260)			12,121,730

U.S. Treasury Obligations – 1.93%
U.S. Treasury Bond
3.00% 5/15/45		5,855,000	5,738,813
3.125% 8/15/44		6,715,000	6,727,067
U.S. Treasury Notes
1.625% 6/30/20		2,476,000	2,476,000
2.125% 5/15/25		31,560,000	30,990,437

Total U.S. Treasury Obligations (cost $45,952,680)			45,932,317

Diversified Income Series-22

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Number of	Value
	shares	(U.S. $)

Common Stock – 0.00%
Adelphia Recovery Trust =†	1	$0
Century Communications =†	2,500,000	0

Total Common Stock (cost $75,684)		0

Convertible Preferred Stock – 0.43%
Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	14,000	553,420
Anadarko Petroleum 7.50% exercise price $69.84, expiration date 6/7/18	11,838	596,754
ArcelorMittal 6.00% exercise price $19.98, expiration date 12/21/15	23,675	375,102
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	483	545,911
Chesapeake Energy 5.75% exercise price $26.10, expiration date 12/31/49	727	523,440
Crown Castle International 4.50% exercise price $90.25, expiration date 11/1/16	7,350	758,520
Dominion Resources 6.125% exercise price $64.99, expiration date 4/1/16	11,530	617,893
Dynegy 5.375% exercise price $38.75, expiration date 11/1/17 @	6,740	669,956
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	14,850	673,596
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	802	173,936
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	714	956,760
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	31,038	890,170
Maiden Holdings 7.25% exercise price $15.30, expiration date 9/15/16	25,500	1,408,875
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	9,278	626,265
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	813	955,275

Total Convertible Preferred Stock (cost $12,301,011)		10,325,873

Preferred Stock – 0.38%
Ally Financial 144A 7.00% #	2,753	2,795,586
Bank of America 6.10% •	1,445,000	1,428,744
Integrys Energy Group 6.00% •	89,450	2,382,053
Morgan Stanley 5.55% •	580,000	576,520
National Retail Properties 5.70%	26,425	640,013
Public Storage 5.20%	48,200	1,122,578

Total Preferred Stock (cost $8,803,111)		8,945,494

	Number of	Value
	Contracts	(U.S. $)

Options Purchased – 0.01%
Call Option – 0.01%
U.S. Treasury 10 yr Notes, strike price $127.50, expires 7/24/15	901	$323,797

Total Options Purchased (cost $270,034)		323,797

	Principal
	amount°

Short-Term Investments – 9.21%
Discount Notes – 5.49% ≠
Federal Home Loan Bank
0.04% 7/21/15	4,047,542	4,047,518
0.05% 8/14/15	8,855,371	8,855,043
0.055% 7/31/15	8,219,045	8,218,979
0.065% 8/5/15	4,897,766	4,897,624
0.065% 9/2/15	16,140,675	16,139,238
0.07% 8/11/15	10,773,761	10,773,395
0.08% 7/17/15	15,168,826	15,168,766
0.08% 7/22/15	20,225,102	20,224,980
0.095% 7/14/15	14,993,604	14,993,544
0.10% 10/23/15	16,140,675	16,136,123
Freddie Mac 0.075% 10/1/15	11,137,286	11,134,758

		130,589,968

Repurchase Agreements – 3.72%
Bank of America Merrill Lynch 0.05%, dated 6/30/15, to be repurchased on 7/1/15, repurchase price $24,580,211 (collateralized by U.S. government obligations 0.125%-0.625% 4/15/17-6/30/17; market value $25,071,795)	24,580,177	24,580,177
Bank of Montreal 0.07%, dated 6/30/15, to be repurchased on 7/1/15, repurchase price $40,967,041 (collateralized by U.S. government obligations 0.25%-8.00% 1/31/16-8/15/23; market value $41,786,301)	40,966,961	40,966,961

Diversified Income Series-23

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.08%, dated 6/30/15, to be repurchased on 7/1/15, repurchase price $23,012,176 (collateralized by U.S. government obligations 0.00%-6.375% 8/15/19-11/15/44; market value $23,472,380)	23,012,125	$23,012,125

		88,559,263

Total Short-Term Investments (cost $219,145,659)		219,149,231

Total Value of Securities – 107.17% (cost $2,557,031,243)	$2,549,356,683

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2015, the aggregate value of Rule 144A securities was $562,700,149, which represents 23.65% of the Series’ net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $669,956, which represents 0.03% of the Series’ net assets. See Note 9 in “Notes to financial statements.”
¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Series’ net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
•	Variable rate security. The rate shown is the rate as of June 30, 2015. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2015.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2015.

Diversified Income Series-24

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(3,947,490)	USD	3,010,987	7/31/15	$ (28,087)
BAML	CAD	(4,180,334)	USD	3,363,560	7/31/15	18,630
BAML	EUR	(1,309,736)	USD	1,467,847	7/31/15	7,588
BAML	JPY	(221,310,729)	USD	1,797,426	7/31/15	(12,261)
BAML	NZD	(6,408,179)	USD	4,523,957	7/31/15	193,640
BNP	AUD	(1,841,954)	USD	1,405,716	7/31/15	(12,358)
BNP	NOK	(7,684,452)	USD	973,306	7/31/15	(5,910)
BNP	NZD	3,200,417	USD	(2,259,561)	7/31/15	(96,885)
DB	MXN	(14,734,849)	USD	937,055	7/31/15	1,726
HSBC	GBP	(1,833,965)	USD	2,800,703	7/31/15	(80,000)
JPMC	KRW	(2,147,483,648)	USD	2,798,458	7/31/15	(8,176)
JPMC	PLN	(2,687,620)	USD	721,236	7/31/15	7,270
JPMC	SEK	(5,906,899)	USD	707,398	7/31/15	(5,372)
TD	CAD	4,372,924	USD	(3,519,399)	7/31/15	(20,366)
TD	EUR	(3,659,126)	USD	4,101,435	7/31/15	21,780
TD	JPY	178,236,099	USD	(1,425,558)	7/31/15	31,903
TD	MXN	38,145,708	USD	(2,433,538)	7/2/15	(6,840)
TD	ZAR	(70,531,970)	USD	5,661,219	7/31/15	(104,763)
						$ (98,481)

Futures Contracts
Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
325	Euro-Bund	$ 55,013,308	$55,053,830	9/9/15	$ 40,522
6	Long Gilt	1,099,922	1,090,940	9/29/15	(8,982)
399	U.S. Treasury 5 yr Notes	47,631,755	47,583,867	9/30/15	(47,888)
536	U.S. Treasury 10 yr Notes	67,637,102	67,628,125	9/21/15	(8,977)
		$171,382,087			$(25,325)

Swap Contracts

CDS Contracts2

Counterparty	Swap Referenced Obligation	Notional Value[3]		Annual Protection Payments (Receipts)	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
CITI	CDX.EM.23		11,760,000	1.00%	6/20/20	$114,143
JPMC	ICE - CDX.NA.HY.24		12,152,250	5.00%	6/20/20	(23,747)
JPMC	ICE - ITRAXX Euro Crossover Series 23.1	EUR	10,720,000	5.00%	6/20/20	209,620
						$300,016

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront

Diversified Income Series-25

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of abbreviations:

AFI - Advantage Futures

AMT - Subject to Alternative Minimum Tax

ARM - Adjustable Rate Mortgage

AUD - Australian Dollar

BAML - Bank of America Merrill Lynch

BNP - Banque Paribas

BRL - Brazilian Real

CAD - Canadian Dollar

CDS - Credit Default Swap

CDX.EM - Credit Default Swap Index Emerging Markets

CDX.NA.HY - Credit Default Swap Index North American High-Yield

CITI - Citigroup Global Markets

CLO - Collaterallized Loan Obligation

COP - Colombian Peso

DB - Deutsche Bank

EUR - Euro

GBP - British Pound Sterling

GNMA - Government National Mortgage Association

HSBC - Hong Kong Shanghai Bank

ICE - IntercontinentalExchange, Inc.

IDR - Indonesian Rupiah

INR - Indian Rupee

JPMC - JPMorgan Chase Bank

JPY - Japanese Yen

KRW - South Korean Won

LB - Lehman Brothers

MASTR - Mortgage Asset Securitization Transactions, Inc.

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Polish Zloty

REMIC - Real Estate Mortgage Investment Conduit

SEK - Swedish Krona

S.F. - Single Family

TBA - To be announced

TD - Toronto Dominion Bank

UBS - Union Bank of Switzerland

USD - U. S. Dollar

WaMu - Washington Mutual

yr - Year

ZAR - South African Rand

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-26

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Statement of assets and liabilities	June 30, 2015 (Unaudited)

Assets:
Investments, at value[1]	$2,330,207,452
Short-term investments, at value[2]	219,149,231
Cash	2,995,686
Cash collateral due from brokers	2,975,320
Foreign currencies, at value[3]	2,786,007
Receivable for securities sold	139,867,893
Dividends and interest receivable	18,197,106
Unrealized appreciation on credit default swap contracts	323,763
Unrealized appreciation on foreign currency exchange contracts	282,537
Receivable for series shares sold	49,214
Variation margin due from broker on futures contracts	15,866

Total assets	2,716,850,075

Liabilities:
Payable for securities purchased	329,331,921
Investment management fees payable	1,137,060
Cash collateral due to brokers	1,120,000
Payable for series shares redeemed	930,387
Upfront payments paid on credit default swap contracts	863,194
Other accrued expenses	711,657
Distribution fees payable	393,551
Unrealized depreciation on foreign currency exchange contracts	381,018
Other affiliates payable	46,884
Unrealized depreciation on credit default swap contracts	23,747
Swap interest payable	23,649
Trustees’ fees and expenses payable	7,255
Other liabilities	3,045,513

Total liabilities	338,015,836

Total Net Assets	$2,378,834,239

Net Assets Consist of:
Paid-in capital	$2,352,913,253
Undistributed net investment income	32,606,576
Accumulated net realized gain on investments	905,031
Net unrealized depreciation of investments, foreign currencies, and derivatives	(7,590,621)

Total Net Assets	$2,378,834,239

Net Asset Value:
Standard Class:
Net assets	$462,968,923
Shares of beneficial interest outstanding, unlimited authorization, no par	44,394,183
Net asset value per share	$10.43

Service Class:
Net assets	$1,915,865,316
Shares of beneficial interest outstanding, unlimited authorization, no par	184,715,358
Net asset value per share	$10.37

[1] Investments, at cost	$2,337,885,584
[2] Short-term investments, at cost	219,145,659
[3] Foreign currencies, at cost	2,825,451

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-27

Delaware VIP® Trust —

Delaware VIP Diversified Income Series

Statement of operations

Six months ended June 30, 2015 (Unaudited)

Investment Income:
Interest	$44,759,978
Dividends	622,791

45,382,769

Expenses:
Management fees	6,821,499
Distribution expenses – Service Class	2,810,693
Reports and statements to shareholders	505,087
Accounting and administration expenses	371,153
Dividend disbursing and transfer agent fees and expenses	98,680
Legal fees	90,731
Custodian fees	76,678
Trustees’ fees and expenses	58,637
Audit and tax	23,107
Registration fees	4,186
Other	51,783

10,912,234
Less waived distribution expenses – Service Class	(468,449)

Total operating expenses	10,443,785

Net Investment Income	34,938,984

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments*	4,093,611
Foreign currencies	(4,813,806)
Foreign currency exchange contracts	1,749,975
Futures contracts	3,687,554
Swap contracts	(40,017)

Net realized gain	4,677,317

Net change in unrealized appreciation (depreciation) of:
Investments	(37,193,357)
Foreign currencies	9,499
Foreign currency exchange contracts	(689,264)
Futures contracts	(414,772)
Swap contracts	282,011

Net change in unrealized appreciation (depreciation)	(38,005,883)

Net Realized and Unrealized Loss	(33,328,566)

Net Increase in Net Assets Resulting from Operations	$1,610,418

* Includes $16,181 capital gains taxes paid.

Delaware VIP Trust —

Delaware VIP Diversified Income Series

Statements of changes in net assets

	Six months ended 6/30/15 (Unaudited)	Year ended 12/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$34,938,984	$63,946,247
Net realized gain	4,677,317	41,042,421
Net change in unrealized appreciation (depreciation)	(38,005,883)	1,085,747

Net increase in net assets resulting from operations	1,610,418	106,074,415

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(14,156,454)	(11,296,162)
Service Class	(52,370,637)	(33,464,619)

Net realized gain:
Standard Class	(5,195,029)	—
Service Class	(20,948,255)	—

	(92,670,375)	(44,760,781)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	16,313,524	35,659,748
Service Class	119,580,035	256,890,236

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	14,864,954	7,685,264
Service Class	73,318,892	33,464,619

	224,077,405	333,699,867

Cost of shares redeemed:
Standard Class	(23,585,613)	(74,209,993)
Service Class	(23,977,047)	(53,617,151)

	(47,562,660)	(127,827,144)

Increase in net assets derived from capital share transactions	176,514,745	205,872,723

Net Increase in Net Assets	85,454,788	267,186,357

Net Assets:
Beginning of period	2,293,379,451	2,026,193,094

End of period	$2,378,834,239	$2,293,379,451

Undistributed net investment income	$32,606,576	$64,194,683

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-28

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Diversified Income Series Standard Class
	Six months ended 6/30/15[1]	Year ended
	(Unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$10.840	$10.530	$11.070	$11.020	$11.280	$10.980

Income (loss) from investment operations:
Net investment income[2]	0.170	0.333	0.331	0.376	0.426	0.521
Net realized and unrealized gain (loss)	(0.133)	0.221	(0.460)	0.384	0.256	0.345

Total from investment operations	0.037	0.554	(0.129)	0.760	0.682	0.866

Less dividends and distributions from:
Net investment income	(0.327)	(0.244)	(0.260)	(0.359)	(0.475)	(0.539)
Net realized gain	(0.120)	—	(0.151)	(0.351)	(0.467)	(0.027)

Total dividends and distributions	(0.447)	(0.244)	(0.411)	(0.710)	(0.942)	(0.566)

Net asset value, end of period	$10.430	$10.840	$10.530	$11.070	$11.020	$11.280

Total return[3]	0.26%	5.32%	(1.26% )	7.20%	6.39%	8.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$462,969	$473,568	$489,953	$531,992	$517,362	$659,032
Ratio of expenses to average net assets	0.69%	0.67%	0.67%	0.68%	0.68%	0.70%
Ratio of net investment income to average net assets	3.18%	3.09%	3.10%	3.43%	3.87%	4.68%
Portfolio turnover	126%	252%	260%	216%	233%	237%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-29

Delaware VIP® Diversified Income Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Diversified Income Series Service Class
	Six months ended 6/30/15[1]	Year ended
	(Unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$10.770	$10.470	$11.000	$10.960	$11.220	$10.920

Income (loss) from investment operations:
Net investment income[2]	0.156	0.305	0.303	0.347	0.396	0.491
Net realized and unrealized gain (loss)	(0.136)	0.212	(0.449)	0.376	0.258	0.351

Total from investment operations	0.020	0.517	(0.146)	0.723	0.654	0.842

Less dividends and distributions from:
Net investment income	(0.300)	(0.217)	(0.233)	(0.332)	(0.447)	(0.515)
Net realized gain	(0.120)	—	(0.151)	(0.351)	(0.467)	(0.027)

Total dividends and distributions	(0.420)	(0.217)	(0.384)	(0.683)	(0.914)	(0.542)

Net asset value, end of period	$10.370	$10.770	$10.470	$11.000	$10.960	$11.220

Total return[3]	0.11%	4.98%	(1.42% )	6.87%	6.15%	7.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,915,865	$1,819,811	$1,536,240	$1,519,853	$1,299,943	$1,100,754
Ratio of expenses to average net assets	0.94%	0.92%	0.92%	0.93%	0.93%	0.95%
Ratio of expenses to average net assets prior to fees waived	0.99%	0.97%	0.97%	0.98%	0.98%	1.00%
Ratio of net investment income to average net assets	2.93%	2.84%	2.85%	3.18%	3.62%	4.43%
Ratio of net investment income to average net assets prior to fees waived	2.88%	2.79%	2.80%	3.13%	3.57%	4.38%
Portfolio turnover	126%	252%	260%	216%	233%	237%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-30

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Notes to financial statements

June 30, 2015 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2011–Dec. 31, 2014), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2015.

To Be Announced Trades (TBA) — The Series may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. At June 30, 2015, the Series posted $852,000 as cash collateral for TBA transactions.

Diversified Income Series-31

Delaware VIP® Diversified Income Series

Notes to financial statements

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The Series is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series may pay foreign capital gain taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2015.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2015, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2015, the Series was charged $55,330 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2015, the Series was charged $87,949 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fee from Jan.1, 2015 through June 30, 2015* in order to limit distribution and service fee of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

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Notes to financial statements

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Series bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2015, the Series was charged $32,440 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period is from April 30, 2014 through April 29, 2016.

3. Investments

For the six months ended June 30, 2015, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$2,642,673,420
Purchases of U.S. government securities	393,000,660
Sales other than U.S. government securities	2,434,214,163
Sales of U.S. government securities	480,783,825

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$2,557,031,243	$38,004,343	$(45,678,903)	$(7,674,560)

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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Notes to financial statements

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$663,707,874	$—	$663,707,874
Collateralized Debt Obligations	—	21,758,347	—	21,758,347
Corporate Debt	—	1,207,084,656	—	1,207,084,656
Foreign Debt	—	81,387,727	—	81,387,727
Municipal Bonds	—	22,365,226	—	22,365,226
Senior Secured Loans[1]	—	264,056,916	4,319,225	268,376,141
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	8,707,484	1,618,389	—	10,325,873
Preferred Stock[1]	4,144,644	4,800,850	—	8,945,494
Option Purchased	—	323,797	—	323,797
U.S. Treasury Obligations	—	45,932,317	—	45,932,317
Short-Term Investments	—	219,149,231	—	219,149,231

Total	$12,852,128	$2,532,185,330	$4,319,225	$2,549,356,683

Foreign Currency Exchange Contracts	$—	$(98,481)	$—	$(98,481)
Futures Contracts	(25,325)	—	—	(25,325)
Swap Contracts	—	300,016	—	300,016

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	98.39%	1.61%	100.00%
Convertible Preferred Stock	84.33%	15.67%	—	100.00%
Preferred Stock	46.33%	53.67%	—	100.00%

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

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Notes to financial statements

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/15	Year ended 12/31/14
Shares sold:
Standard Class	1,501,912	3,305,111
Service Class	11,105,101	23,958,929

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,398,396	725,710
Service Class	6,929,952	3,175,011

	20,935,361	31,164,761

Shares redeemed:
Standard Class	(2,177,171)	(6,871,531)
Service Class	(2,225,143)	(4,999,730)

	(4,402,314)	(11,871,261)

Net increase	16,533,047	19,293,500

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 9, 2015.

The Series had no amount outstanding as of June 30, 2015 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, The Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

During the six months ended June 30, 2015, the Series used foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owned that were denominated in foreign currencies.

Futures Contracts

A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value

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Notes to financial statements

6. Derivatives (continued)

caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2015, the Series used futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts

During the six months ended June 30, 2015, the Series entered into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the six months ended June 30, 2015.

During the six months ended June 30, 2015, the Series used purchased options contracts to seek to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts

The Series may enter into CDS contracts in the normal course of pursuing its investment objective. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Series will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC. (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2015, the Series entered into CDS contracts as a purchaser of protection to hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. During the six months ended June 30, 2015, the Series did not enter into any CDS contracts as seller of protection.

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

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Notes to financial statements

6. Derivatives (continued)

During the six months ended June 30, 2015, the Series used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Series terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At June 30, 2015, for centrally cleared swap contracts, the Series posted $1,933,320 in cash collateral for certain open derivatives, which is presented as “Cash collateral due from brokers” on the “Statement of assets and liabilities.” The Series also posted $190,000 in cash collateral for certain open derivatives, which is presented as “Cash collateral due from brokers” on the “Statement of assets and liabilities.” At June 30, 2015, the Series received $1,120,000 in cash collateral for certain open derivatives, which is presented as “Cash collateral due to brokers” on the “Statement of assets and liabilities.”

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain on foreign currency exchange contracts	$282,537	Unrealized loss on foreign currency exchange contracts	$(381,018)
Interest rate contracts (Futures contracts)	Variation margin due from broker on futures contracts	40,522*	Variation margin due from broker on futures contracts	(65,847)*
Credit contracts (Swap contracts)	Unrealized gain on credit default swap contracts	323,763	Unrealized loss on credit default swap contracts	(23,747)
Total		$646,822		$(470,612)

*

Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through June 30, 2015. Only current day variation margin is reported on the Series’ “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2015 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$1,749,975	$—	$—	$1,749,975
Interest rate contracts	—	3,687,554	—	3,687,554
Credit contracts	—	—	(40,017)	(40,017)

Total	$1,749,975	$3,687,554	$(40,017)	$5,397,512

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swaps Contracts	Total
Forward currency exchange contracts	$(689,264)	$—	$—	$(689,264)
Interest rate contracts	—	(414,772)	—	(414,772)
Credit contracts	—	—	282,011	282,011

Total	$(689,264)	$(414,772)	$282,011	$(822,025)

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Notes to financial statements

6. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2015:

	Long Derivatives Volume		Short Derivatives Volume
Foreign currency exchange contracts (average cost)	USD	31,947,443	USD	66,621,578
Futures contracts (average notional value)		121,892,879		98,954,554
Options contracts (average notional value)		61,589		—
Swap contracts (average notional value)*		2,276,129		—
	EUR	1,642,581		—

* Long represents buying protection and short represents selling protection.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

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Notes to financial statements

7. Offsetting (continued)

For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At June 30, 2015, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$219,858	$(40,348)	$179,510
BNP Paribas	—	(115,153)	(115,153)
Citigroup Global Markets	114,143	—	114,143
Deutsche Bank	1,726	—	1,726
Hong Kong Shanghai Bank	—	(80,000)	(80,000)
JPMorgan Chase Bank	216,890	(37,295)	179,595
Toronto Dominion Bank	53,683	(131,969)	(78,286)

Total	$606,300	$(404,765)	$201,535

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Bank of America Merrill Lynch	$179,510	$—	$—	$—	$—	$179,510
BNP Paribas	(115,153)	—	—	—	—	(115,153)
Citigroup Global Markets	114,143	—	—	—	(114,143)	—
Deutsche Bank	1,726	—	—	—	—	1,726
Hong Kong Shanghai Bank	(80,000)	—	—	—	—	(80,000)
JPMorgan Chase Bank	179,595	—	—	—	—	179,595
Toronto Dominion Bank	(78,286)	—	—	—	—	(78,286)

Total	$201,535	$—	$—	$—	$(114,143)	$87,392

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$24,580,177	$(24,580,177)	$—	$—
Bank of Montreal	40,966,961	(40,966,961)	—	—
BNP Paribas	23,012,125	(23,012,125)	—	—

Total	$88,559,263	$(88,559,263)	$—	$—

(a)Net amount represents the net receivable/(payable) that would be due from/(to) the counterparty in an event of default.

8. Securities Lending

The Series, along with other funds in the Delaware Investment® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral

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Notes to financial statements

8. Securities Lending (continued)

to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among The Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent, and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2015, the Series had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in

Diversified Income Series-40

Delaware VIP® Diversified Income Series

Notes to financial statements

9. Credit and Market Risk (continued)

prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management has determined that this pronouncement has no impact on the Series’ financial statement disclosures.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2015 that would require recognition or disclosure in the Series’ financial statements.

Diversified Income Series-41

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Other Series information (Unaudited)

Proxy Results

At Joint Special Meetings of Shareholders of Delaware VIP Trust (the “Trust”), on behalf of Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Smid Cap Growth Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series (each, a “Series”), held on March 31, 2015, the shareholders of the Trust/the Series voted to: (i) elect a Board of Trustees for the Trust; (ii) approve the implementation of a new “manager of managers” order for each Series; (iii) revise the fundamental investment restriction relating to lending for each Series; and (iv)(a) revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (iv)(b) revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (iv)(c) revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

A quorum of shares outstanding of each Series of the Trust was present, and the votes passed with a plurality of these Shares.

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	526,678,064.683	87.070%	95.993%	21,984,922.103	3.635%	4.007%
Ann D. Borowiec	526,264,974.988	87.002%	95.918%	22,398,011.798	3.703%	4.082%
Joseph W. Chow	526,415,411.906	87.027%	95.945%	22,247,574.880	3.678%	4.055%
Patrick P. Coyne	526,484,168.284	87.038%	95.958%	22,178,818.502	3.667%	4.042%
John A. Fry	526,252,958.816	87.000%	95.916%	22,410,027.970	3.705%	4.084%
Lucinda S. Landreth	526,602,085.810	87.058%	95.979%	22,060,900.976	3.647%	4.021%
Frances A. Sevilla-Sacasa	525,787,127.347	86.923%	96.831%	22,875,859.439	3.782%	4.169%
Thomas K. Whitford	527,047,577.123	87.132%	95.060%	21,615,409.663	3.573%	3.940%
Janet L. Yeomans	526,214,774.091	86.994%	95.909%	22,448,212.695	3.711%	4.091%
J. Richard Zecher	525,710,082.652	86.910%	95.817%	22,952,904.134	3.795%	4.183%

2. To approve the implementation of a new “manager of managers” order.

A quorum of the shares outstanding of the Series was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware VIP Diversified Income Series

Shares voted for	179,533,687.260
Percentage of outstanding shares	84.017%
Percentage of shares voted	90.774%
Shares voted against	8,383,244.447
Percentage of outstanding shares	3.923%
Percentage of shares voted	4.239%
Shares abstained	9,864,005.119
Percentage of outstanding shares	4.616%
Percentage of shares voted	4.987%
Broker non-votes	—

Diversified Income Series-42

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP Emerging Markets Series

Shares voted for	21,664,190.259
Percentage of outstanding shares	78.496%
Percentage of shares voted	91.558%
Shares voted against	891,440.937
Percentage of outstanding shares	3.230%
Percentage of shares voted	3.767%
Shares abstained	1,105,968.815
Percentage of outstanding shares	4.007%
Percentage of shares voted	4.674%
Broker non-votes	—

Delaware VIP High Yield Series

Shares voted for	49,544,742.708
Percentage of outstanding shares	81.361%
Percentage of shares voted	90.107%
Shares voted against	2,934,638.577
Percentage of outstanding shares	4.819%
Percentage of shares voted	5.337%
Shares abstained	2,504,911.809
Percentage of outstanding shares	4.114%
Percentage of shares voted	4.556%
Broker non-votes	—

Delaware VIP International Value Equity Series

Shares voted for	4,486,133.331
Percentage of outstanding shares	84.064%
Percentage of shares voted	86.689%
Shares voted against	371,219.892
Percentage of outstanding shares	6.956%
Percentage of shares voted	7.173%
Shares abstained	317,615.637
Percentage of outstanding shares	5.952%
Percentage of shares voted	6.138%
Broker non-votes	—

Delaware VIP Limited-Term Diversified Income Series

Shares voted for	132,127,100.461
Percentage of outstanding shares	88.414%
Percentage of shares voted	90.095%
Shares voted against	5,808,130.763
Percentage of outstanding shares	3.887%
Percentage of shares voted	3.960%
Shares abstained	8,718,218.458
Percentage of outstanding shares	5.834%
Percentage of shares voted	5.945%
Broker non-votes	—

Diversified Income Series-43

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP REIT Series

Shares voted for	26,815,788.663
Percentage of outstanding shares	80.781%
Percentage of shares voted	91.598%
Shares voted against	1,239,672.430
Percentage of outstanding shares	3.734%
Percentage of shares voted	4.234%
Shares abstained	1,220,115.616
Percentage of outstanding shares	3.676%
Percentage of shares voted	4.168%
Broker non-votes	—

Delaware VIP Small Cap Value Series

Shares voted for	20,167,531.570
Percentage of outstanding shares	73.957%
Percentage of shares voted	90.893%
Shares voted against	1,011,464.218
Percentage of outstanding shares	3.709%
Percentage of shares voted	4.559%
Shares abstained	1,009,169.258
Percentage of outstanding shares	3.701%
Percentage of shares voted	4.548%
Broker non-votes	0.001

Delaware VIP Smid Cap Growth Series

Shares voted for	15,836,485.164
Percentage of outstanding shares	80.371%
Percentage of shares voted	88.722%
Shares voted against	1,067,437.855
Percentage of outstanding shares	5.417%
Percentage of shares voted	5.980%
Shares abstained	945,601.959
Percentage of outstanding shares	4.799%
Percentage of shares voted	5.298%
Broker non-votes	—

Delaware VIP U.S. Growth Series

Shares voted for	25,576,018.399
Percentage of outstanding shares	66.205%
Percentage of shares voted	89.891%
Shares voted against	1,384,891.646
Percentage of outstanding shares	3.585%
Percentage of shares voted	4.867%
Shares abstained	1,491,227.310
Percentage of outstanding shares	3.860%
Percentage of shares voted	5.241%
Broker non-votes	—

Diversified Income Series-44

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP Value Series

Shares voted for	21,096,344.681
Percentage of outstanding shares	72.432%
Percentage of shares voted	93.172%
Shares voted against	635,957.509
Percentage of outstanding shares	2.183%
Percentage of shares voted	2.809%
Shares abstained	910,032.032
Percentage of outstanding shares	3.124%
Percentage of shares voted	4.019%
Broker non-votes	0.001

3. To revise the fundamental investment restriction related to lending.

A quorum of the shares outstanding of the Series was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware VIP Diversified Income Series

Shares voted for	176,844,463.582
Percentage of outstanding shares	82.758%
Percentage of shares voted	89.414%
Shares voted against	9,890,294.147
Percentage of outstanding shares	4.628%
Percentage of shares voted	5.001%
Shares abstained	11,046,179.097
Percentage of outstanding shares	5.169%
Percentage of shares voted	5.585%
Broker non-votes	—

Delaware VIP Emerging Markets Series

Shares voted for	21,155,701.765
Percentage of outstanding shares	76.654%
Percentage of shares voted	89.409%
Shares voted against	1,148,187.741
Percentage of outstanding shares	4.160%
Percentage of shares voted	4.853%
Shares abstained	1,357,710.506
Percentage of outstanding shares	4.919%
Percentage of shares voted	5.738%
Broker non-votes	—

Diversified Income Series-45

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP High Yield Series

Shares voted for	48,169,080.642
Percentage of outstanding shares	79.102%
Percentage of shares voted	87.605%
Shares voted against	3,819,285.510
Percentage of outstanding shares	6.272%
Percentage of shares voted	6.946%
Shares abstained	2,995,926.942
Percentage of outstanding shares	4.920%
Percentage of shares voted	5.449%
Broker non-votes	—

Delaware VIP International Value Equity Series

Shares voted for	4,441,418.869
Percentage of outstanding shares	83.226%
Percentage of shares voted	85.825%
Shares voted against	450,645.832
Percentage of outstanding shares	8.445%
Percentage of shares voted	8.708%
Shares abstained	282,904.158
Percentage of outstanding shares	5.301%
Percentage of shares voted	5.467%
Broker non-votes	—

Delaware VIP Limited-Term Diversified Income Series

Shares voted for	129,567,125.428
Percentage of outstanding shares	86.701%
Percentage of shares voted	88.349%
Shares voted against	7,071,982.835
Percentage of outstanding shares	4.732%
Percentage of shares voted	4.822%
Shares abstained	10,014,341.420
Percentage of outstanding shares	6.701%
Percentage of shares voted	6.829%
Broker non-votes	—

Delaware VIP REIT Series

Shares voted for	26,161,089.640
Percentage of outstanding shares	78.808%
Percentage of shares voted	89.361%
Shares voted against	1,638,902.001
Percentage of outstanding shares	4.937%
Percentage of shares voted	5.598%
Shares abstained	1,475,585.067
Percentage of outstanding shares	4.445%
Percentage of shares voted	5.040%
Broker non-votes	—

Diversified Income Series-46

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP Small Cap Value Series

Shares voted for	20,054,612.491
Percentage of outstanding shares	73.543%
Percentage of shares voted	90.384%
Shares voted against	1,106,997.851
Percentage of outstanding shares	4.060%
Percentage of shares voted	4.989%
Shares abstained	1,026,554.705
Percentage of outstanding shares	3.765%
Percentage of shares voted	4.627%
Broker non-votes	0.001

Delaware VIP Smid Cap Growth Series

Shares voted for	15,162,100.040
Percentage of outstanding shares	76.948%
Percentage of shares voted	84.944%
Shares voted against	1,491,769.928
Percentage of outstanding shares	7.571%
Percentage of shares voted	8.357%
Shares abstained	1,195,655.010
Percentage of outstanding shares	6.068%
Percentage of shares voted	6.699%
Broker non-votes	—

Delaware VIP U.S. Growth Series

Shares voted for	25,178,954.037
Percentage of outstanding shares	65.177%
Percentage of shares voted	88.496%
Shares voted against	1,596,431.587
Percentage of outstanding shares	4.132%
Percentage of shares voted	5.611%
Shares abstained	1,676,751.732
Percentage of outstanding shares	4.340%
Percentage of shares voted	5.893%
Broker non-votes	—

Delaware VIP Value Series

Shares voted for	20,406,314.522
Percentage of outstanding shares	70.063%
Percentage of shares voted	90.125%
Shares voted against	1,108,793.968
Percentage of outstanding shares	3.807%
Percentage of shares voted	4.897%
Shares abstained	1,127,225.732
Percentage of outstanding shares	3.870%
Percentage of shares voted	4.978%
Broker non-votes	0.001

Diversified Income Series-47

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Other Series information (Unaudited)

Proxy Results (continued)

4.(a) To revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware VIP Trust

Shares voted for	497,844,902.446
Percentage of outstanding shares	82.304%
Percentage of shares voted	90.738%
Shares voted against	19,207,063.218
Percentage of outstanding shares	3.175%
Percentage of shares voted	3.501%
Shares abstained	31,611,021.120
Percentage of outstanding shares	5.226%
Percentage of shares voted	5.761%
Broker non-votes	0.002

4.(b) To revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware VIP Trust

Shares voted for	493,083,609.898
Percentage of outstanding shares	81.517%
Percentage of shares voted	89.870%
Shares voted against	24,097,482.106
Percentage of outstanding shares	3.984%
Percentage of shares voted	4.392%
Shares abstained	31,481,894.780
Percentage of outstanding shares	5.205%
Percentage of shares voted	5.738%
Broker non-votes	0.002

4.(c) To revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware VIP Trust

Shares voted for	503,119,718.443
Percentage of outstanding shares	83.176%
Percentage of shares voted	91.699%
Shares voted against	16,786,089.541
Percentage of outstanding shares	2.775%
Percentage of shares voted	3.059%
Shares abstained	28,757,178.800
Percentage of outstanding shares	4.754%
Percentage of shares voted	5.241%
Broker non-votes	0.002

Diversified Income Series-48

Delaware VIP® Trust — Delaware VIP Diversified Income Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPDIVINC 20544 [8/15] (14966)	Diversified Income Series-49

Delaware VIP® Trust
Delaware VIP Emerging Markets Series
Semiannual report
June 30, 2015

Investments in Delaware VIP® Emerging Markets Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2015, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP Emerging Markets Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Disclosure of Series expenses

For the six-month period from January 1, 2015 to June 30, 2015 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2015 to June 30, 2015.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*

Actual Series return†
Standard Class	$1,000.00	$1,012.10	1.40%	$6.98
Service Class	1,000.00	1,011.00	1.65%	8.23

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,017.85	1.40%	$7.00
Service Class	1,000.00	1,016.61	1.65%	8.25

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Emerging Markets Series-1

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Security type / country and sector allocations

As of June 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Security type / country	Percentage of net assets

Common Stock by Country	94.03%

Argentina	3.70%
Bahrain	0.11%
Brazil	10.65%
Chile	0.62%
China	23.42%
France	1.80%
India	5.21%
Indonesia	0.26%
Israel	1.90%
Malaysia	1.22%
Mexico	7.37%
Peru	0.24%
Poland	0.95%
Republic of Korea	16.06%
Russia	5.09%
South Africa	3.37%
Taiwan	8.48%
Thailand	0.97%
Turkey	0.91%
United Kingdom	0.30%
United States	1.40%

Exchange-Traded Fund	1.07%

Preferred Stock by Country	5.38%
Brazil	1.39%
Republic of Korea	2.27%
Russia	1.72%

Participation Notes	0.00%

Total Value of Securities	100.48%

Liabilities Net of Receivables and Other Assets	(0.48%)

Total Net Assets	100.00%

Common stock, preferred stock and participation notes by sector²	Percentage of net assets

Consumer Discretionary	6.66%
Consumer Staples	9.57%
Energy	16.52%
Financials	13.82%
Healthcare	3.70%
Industrials	3.63%
Information Technology*	26.32%
Materials	5.69%
Telecommunication Services	12.71%
Utilities	0.79%

Total	99.41%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

* To monitor compliance with the Series’ concentration guidelines as described in the Series’ Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is divided into various sub-categories or “industries,” in this case, electronics, internet, semiconductors, and software. As of June 30, 2015, such amounts, as a percentage of total net assets, were 1.50%, 13.82%, 9.61%, and 1.39%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentage in the “Information Technology sector” for financial reporting purposes may exceed 25%.

Emerging Markets Series-2

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Schedule of investments

June 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 94.03% Δ
Argentina – 3.70%
Arcos Dorados Holdings Class A	449,841	$2,366,164
Cresud ADR @†	326,450	4,250,379
Grupo Clarin Class B GDR 144A #@=	209,100	3,727,950
IRSA Inversiones y Representaciones ADR @	363,112	6,517,860
Pampa Energia ADR †	44,500	614,545
YPF ADR	106,800	2,929,524

		20,406,422

Bahrain – 0.11%
Aluminum Bahrain GDR 144A #@	91,200	604,692

		604,692

Brazil – 10.65%
AES Tiete	319,936	1,701,525
B2W Cia Digital †	826,120	5,397,671
Banco Santander Brasil ADR	476,000	2,589,440
Braskem ADR	78,499	679,801
BRF ADR	341,500	7,140,765
Centrais Eletricas Brasileiras †	711,800	1,350,360
Cia Brasileira de Distribuicao ADR	71,690	1,696,902
Cia Hering	392,000	1,520,103
Cia Siderurgica Nacional ADR	380,000	627,000
Cyrela Brazil Realty Empreendimentos e Participacoes	266,900	853,050
Fibria Celulose ADR	450,000	6,124,500
Gerdau	389,400	760,019
Gerdau ADR	444,900	1,072,209
Hypermarcas †	553,000	4,031,032
Itau Unibanco Holding ADR	605,000	6,624,750
JBS	393,784	2,072,747
Petroleo Brasileiro ADR †	488,906	4,424,599
Rumo Logistica Operadora Multimodal †	1,665,489	685,475
Telefonica Brasil ADR	79,963	1,113,885
Tim Participacoes ADR	500,000	8,180,000

		58,645,833

Chile – 0.62%
Sociedad Quimica y Minera de Chile ADR	212,100	3,397,842

		3,397,842

China – 23.42%
Alibaba Group Holding ADR †	50,000	4,113,500
Baidu ADR †	120,000	23,889,600
Bank of China	13,346,000	8,677,638
China Construction Bank	7,118,000	6,501,463
China Mengniu Dairy	724,000	3,610,006
China Mobile ADR	200,000	12,818,000
China Petroleum & Chemical	2,260,000	1,950,538
China Petroleum & Chemical ADR	42,234	3,619,876
China Unicom Hong Kong ADR	236,692	3,716,064
First Pacific	3,185,195	2,687,408
Fosun International	131,708	309,925
Hollysys Automation Technologies	129,100	3,102,273

	Number of shares	Value (U.S. $)

Common Stock Δ (continued)
China (continued)
Kunlun Energy	4,622,900	$4,705,560
PetroChina ADR	40,000	4,432,400
PetroChina Class H	3,000,000	3,347,782
Qihoo 360 Technology ADR †	100,000	6,769,000
Qunar Cayman Islands ADR †	42,500	1,821,125
Shanda Games ADR †	323,890	2,228,363
SINA †	200,000	10,713,000
Sohu.com †	200,000	11,818,000
Tianjin Development Holdings	35,950	35,201
Tingyi Cayman Islands Holding	1,300,000	2,656,552
TravelSky Technology	3,700,441	5,451,794

		128,975,068

France – 1.80%
Sanofi ADR	200,000	9,906,000

		9,906,000

India – 5.21%
Cairn India	473,000	1,351,095
Indiabulls Real Estate GDR †	44,628	38,380
Rattanindia Infrastructure GDR =†	131,652	4,246
Reliance Communications †	1,194,362	1,166,960
Reliance Industries	800,000	12,588,148
Reliance Industries GDR 144A #	430,000	13,394,500
Sify Technologies ADR	91,200	136,800

		28,680,129

Indonesia – 0.26%
Tambang Batubara Bukit Asam Persero	2,241,097	1,411,979

		1,411,979

Israel – 1.90%
Teva Pharmaceutical Industries ADR	176,900	10,454,790

		10,454,790

Malaysia – 1.22%
Hong Leong Bank	1,549,790	5,500,513
UEM Sunrise	4,748,132	1,226,176

		6,726,689

Mexico – 7.37%
America Movil Class L ADR	210,742	4,490,912
Cemex ADR †	468,000	4,286,880
Empresas ICA †	1,105,736	857,612
Fomento Economico Mexicano ADR	98,307	8,758,171
Grupo Financiero Banorte Class O	754,700	4,149,774
Grupo Lala	606,200	1,267,802
Grupo Televisa ADR	432,500	16,789,650

		40,600,801

Peru – 0.24%
Cia de Minas Buenaventura ADR	125,440	1,302,067

		1,302,067

Poland – 0.95%
Jastrzebska Spolka Weglowa †	26,987	85,172

Emerging Markets Series-3

Delaware VIP® Emerging Markets Series

Schedule of investments (continued)

	Number of shares	Value (U.S. $)

Common Stock Δ (continued)
Poland (continued)
Polski Koncern Naftowy Orlen	261,369	$5,130,714

		5,215,886

Republic of Korea – 16.06%
CJ	45,695	12,080,958
Hite Jinro	150,000	3,034,593
KB Financial Group ADR	165,996	5,456,288
KCC	3,272	1,434,947
KT †	99,830	2,536,789
LG Display ADR	188,309	2,182,501
LG Electronics	62,908	2,652,094
LG Uplus	500,000	4,403,398
Lotte Chilsung Beverage	8	18,993
Lotte Confectionery	2,904	5,042,360
Samsung Electronics	14,009	15,865,997
Samsung Life Insurance	71,180	6,834,511
Samsung SDI	17,625	1,747,403
SK Communications †	95,525	589,571
SK Hynix	120,000	4,533,803
SK Telecom	16,491	3,682,375
SK Telecom ADR	660,000	16,361,400

		88,457,981

Russia – 5.09%
Chelyabinsk Zinc Plant GDR @†	69,200	604,870
Enel OGK-5 GDR	15,101	11,723
Etalon Group GDR 144A #=	354,800	656,380
Gazprom ADR	783,900	4,037,085
Lukoil ADR (London International Exchange)	133,500	5,874,667
MegaFon GDR	234,178	3,255,074
Mobile TeleSystems ADR	154,402	1,510,052
Sberbank of Russia @=	3,308,402	4,338,564
Surgutneftegas ADR	294,652	1,736,974
Volga Territorial Generating †	25,634	344
VTB Bank GDR	861,186	2,351,038
VTB Bank OJSC	411,634,850	589,425
Yandex Class A †	200,000	3,044,000

		28,010,196

South Africa – 3.37%
ArcelorMittal South Africa †	374,610	374,200
Impala Platinum Holdings †	135,751	606,026
Sasol	76,270	2,821,726
Sasol ADR	65,127	2,413,607
Standard Bank Group	287,970	3,792,076
Sun International	168,124	1,527,357
Tongaat-Hulett	182,915	1,955,276
Vodacom Group	444,868	5,072,899

		18,563,167

Taiwan – 8.48%
Formosa Chemicals & Fibre	2,128,998	5,112,517
Hon Hai Precision Industry	957,322	3,005,283
MediaTek	599,678	8,190,042

	Number of shares	Value (U.S. $)

Common Stock Δ (continued)
Taiwan (continued)
Mitac Holdings	6,600,000	$7,080,812
President Chain Store	890,000	6,250,364
Taiwan Semiconductor Manufacturing	2,375,864	10,803,226
United Microelectronics	6,688,461	2,824,830
United Microelectronics ADR	889,700	1,823,885
Walsin Lihwa †	6,477,100	1,611,991

		46,702,950

Thailand – 0.97%
Bangkok Bank-Foreign	638,091	3,369,800
PTT Exploration & Production-Foreign	617,051	1,989,898

		5,359,698

Turkey – 0.91%
Turkcell Iletisim Hizmetleri	368,462	1,697,855
Turkiye Sise ve Cam Fabrikalari	2,450,732	3,300,988

		4,998,843

United Kingdom – 0.30%
Anglo American ADR	92,815	671,981
Griffin Mining †	1,642,873	1,001,990

		1,673,971

United States – 1.40%
Avon Products	241,200	1,509,912
Yahoo †	157,300	6,180,317

		7,690,229

Total Common Stock (cost $536,711,192)		517,785,233

Exchange-Traded Fund – 1.07%
iShares MSCI Turkey	130,000	5,868,200

Total Exchange-Traded Fund (cost $5,881,257)		5,868,200

Preferred Stock – 5.38% Δ
Brazil – 1.39%
Braskem Class A 4.74%	288,768	1,254,423
Centrais Eletricas Brasileiras Class B 1.23%	233,700	636,476
Petroleo Brasileiro Class A ADR †	403,795	3,294,967
Vale Class A 10.56%	489,400	2,464,310

		7,650,176

Republic of Korea – 2.27%
CJ 0.76%	28,030	3,630,213
Samsung Electronics 2.10%	9,995	8,864,884

		12,495,097

Russia – 1.72%
AK Transneft =†	3,887	9,497,156

		9,497,156

Total Preferred Stock (cost $28,454,111)		29,642,429

Emerging Markets Series-4

Delaware VIP® Emerging Markets Series

Schedule of investments (continued)

	Number of shares	Value (U.S. $)	Value (U.S. $)

Participation Notes - 0.00%
Lehman Indian Oil
CW 12 LEPO 144A #=†	100,339	$ 0
Lehman Oil & Natural Gas
CW 12 LEPO =†	146,971	0

Total Participation Notes (cost $4,952,197)		0

Total Value of Securities - 100.48% (cost $575,998,757)			$553,295,862

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2015, the aggregate value of Rule 144A securities was $18,383,522, which represents 3.34% of the Series’ net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $20,044,315, which represents 3.64% of the Series’ net assets. See Note 9 in “Notes to financial statements.”
=

Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2015, the aggregate value of fair valued securities was $18,224,296, which represents 3.31% of the Series’ net assets. See Note 1 in “Notes to financial statements.”

†	Non-income-producing security.
Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 2 in “Security type / country and sector allocations.”

The following foreign currency exchange contracts were outstanding at June 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	BRL	(110,761)	USD	35,675	7/1/15	$ 74
BNYM	HKD	(13,513,937)	USD	1,742,188	7/2/15	(1,227)
						$(1,153)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 6 in “Notes to financial statements.”

Summary of Abbreviations:

ADR - American Depositary Receipt

BNYM - BNY Mellon

BRL - Brazilian Real

GDR - Global Depositary Receipt

HKD - Hong Kong Dollar

LEPO - Low Exercise Price Option

USD - U.S. Dollar

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-5

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Statement of assets and liabilities	June 30, 2015 (Unaudited)

Assets:
Investments, at value[1]	$553,295,862
Foreign currencies, at value[2]	58,288
Dividends and interest receivable	1,895,885
Receivable for securities sold	1,743,419
Receivable for series shares sold	24,783
Unrealized gain on foreign currency exchange contracts	74

Total assets	557,018,311

Liabilities:
Cash overdraft	4,384,429
Payable for series shares redeemed	636,079
Investment management fees payable	572,400
Capital gain tax payable	451,899
Other accrued expenses	239,181
Distribution fees payable	75,255
Other affiliates payable	9,247
Trustees’ fees and expenses payable	1,676
Unrealized loss on foreign currency exchange contracts	1,227

Total liabilities	6,371,393

Total Net Assets	$550,646,918

Net Assets Consist of:
Paid-in capital	$569,252,335
Distributions in excess of net investment income	(53,458)
Accumulated net realized gain on investments	4,610,677
Net unrealized depreciation of investments and derivatives	(23,162,636)

Total Net Assets	$550,646,918

Standard Class:
Net assets	$192,168,072
Shares of beneficial interest outstanding, unlimited authorization, no par	9,973,989
Net asset value per share	$19.27

Service Class:
Net assets	$358,478,846
Shares of beneficial interest outstanding, unlimited authorization, no par	18,643,854
Net asset value per share	$19.23
[1]Investments, at cost	$575,998,757
[2]Foreign currencies, at cost	64,225

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-6

Delaware VIP® Trust —

Delaware VIP Emerging Markets Series

Statement of operations

Six months ended June 30, 2015 (Unaudited)

Investment Income:
Dividends	$6,729,811
Interest	1,725
Foreign tax withheld	(812,223)

5,919,313

Expenses:
Management fees	3,422,144
Distribution expenses - Service Class	549,681
Custodian fees	124,045
Reports and statements to shareholders	111,214
Accounting and administration expenses	86,977
Legal fees	25,756
Dividend disbursing and transfer agent fees and expenses	23,219
Audit and tax	17,563
Trustees’ fees and expenses	13,725
Registration fees	1,303
Other	11,369

4,386,996
Less waived distribution expenses - Service Class	(91,614)

Total operating expenses	4,295,382

Net Investment Income	1,623,931

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,468,658
Foreign currencies	(11,689)
Foreign currency exchange contracts	21,559

Net realized gain	5,478,528

Net change in unrealized appreciation (depreciation) of:
Investments	(143,984)
Deferred capital gain tax	(235,479)
Foreign currencies	48,665
Foreign currency exchange contracts	(1,153)

Net change in unrealized appreciation (depreciation)	(331,951)

Net Realized and Unrealized Gain	5,146,577

Net Increase in Net Assets Resulting from Operations	$6,770,508

Delaware VIP Trust —

Delaware VIP Emerging Markets Series

Statements of changes in net assets

	Six months ended 6/30/15 (Unaudited)	Year ended 12/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,623,931	$2,596,659
Net realized gain	5,478,528	10,634,212
Net change in unrealized appreciation (depreciation)	(331,951)	(58,142,637)

Net increase (decrease) in net assets resulting from operations	6,770,508	(44,911,766)

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(1,532,363)	(1,159,471)
Service Class	(2,026,629)	(1,618,866)

Net realized gain:
Standard Class	(3,597,723)	(678,506)
Service Class	(7,093,200)	(1,522,505)

	(14,249,915)	(4,979,348)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	24,460,176	36,995,920
Service Class	14,890,337	40,873,772

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	5,130,086	1,837,977
Service Class	9,119,829	3,141,371

	53,600,428	82,849,040

Cost of shares redeemed:
Standard Class	(6,786,627)	(25,758,626)
Service Class	(23,356,623)	(54,234,727)

	(30,143,250)	(79,993,353)

Increase in net assets derived from capital share transactions	23,457,178	2,855,687

Net Increase (Decrease) in Net Assets	15,977,771	(47,035,427)

Net Assets:
Beginning of period	534,669,147	581,704,574

End of period	$550,646,918	$534,669,147

Undistributed (distributions in excess of) net investment income	$(53,458)	$1,881,603

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-7

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Standard Class
	Six months ended 6/30/14[1] (Unaudited)	12/31/14	12/31/13	Year ended 12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$19.540	$21.470	$19.840	$17.510	$22.190	$18.870

Income (loss) from investment operations:
Net investment income[2]	0.074	0.133	0.138	0.205	0.228	0.352
Net realized and unrealized gain (loss)	0.195	(1.849)	1.839	2.316	(4.526)	3.115

Total from investment operations	0.269	(1.716)	1.977	2.521	(4.298)	3.467

Less dividends and distributions from:
Net investment income	(0.161)	(0.135)	(0.347)	(0.191)	(0.382)	(0.147)
Net realized gain	(0.378)	(0.079)	—	—	—	—

Total dividends and distributions	(0.539)	(0.214)	(0.347)	(0.191)	(0.382)	(0.147)

Net asset value, end of period	$19.270	$19.540	$21.470	$19.840	$17.510	$22.190

Total return[3]	1.21%	(8.06% )	10.14%	14.44%	(19.78% )	18.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$192,168	$172,200	$175,134	$140,966	$160,142	$266,238
Ratio of expenses to average net assets	1.40%	1.38%	1.41%	1.40%	1.39%	1.40%
Ratio of net investment income to average net assets	0.76%	0.62%	0.68%	1.11%	1.11%	1.84%
Portfolio turnover	3%	5%	16%	22%	16%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-8

Delaware VIP® Emerging Markets Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Service Class
	Six months ended 6/30/14[1] (Unaudited)	12/31/14	12/31/13	Year ended 12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$19.480	$21.400	$19.780	$17.450	$22.130	$18.830

Income (loss) from investment operations:
Net investment income[2]	0.049	0.079	0.087	0.158	0.174	0.304
Net realized and unrealized gain (loss)	0.187	(1.836)	1.834	2.312	(4.520)	3.108

Total from investment operations	0.236	(1.757)	1.921	2.470	(4.346)	3.412

Less dividends and distributions from:
Net investment income	(0.108)	(0.084)	(0.301)	(0.140)	(0.334)	(0.112)
Net realized gain	(0.378)	(0.079)	—	—	—	—

Total dividends and distributions	(0.486)	(0.163)	(0.301)	(0.140)	(0.334)	(0.112)

Net asset value, end of period	$19.230	$19.480	$21.400	$19.780	$17.450	$22.130

Total return[3]	1.10%	(8.26% )	9.86%	14.19%	(20.00% )	18.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$358,479	$362,469	$406,571	$389,349	$345,392	$360,118
Ratio of expenses to average net assets	1.65%	1.63%	1.66%	1.65%	1.64%	1.65%
Ratio of expenses to average net assets prior to fees waived	1.70%	1.68%	1.71%	1.70%	1.69%	1.70%
Ratio of net investment income to average net assets	0.51%	0.37%	0.43%	0.86%	0.86%	1.59%
Ratio of net investment income to average net assets prior to fees waived	0.46%	0.32%	0.38%	0.81%	0.81%	1.54%
Portfolio turnover	3%	5%	16%	22%	16%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-9

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Notes to financial statements

June 30, 2015 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities and exchange-traded funds (ETFs), except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2011–Dec. 31, 2014), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series.

Class Accounting—Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At June 30, 2015, the Series had no open repurchase agreements.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The Series is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Emerging Markets Series-10

Delaware VIP® Emerging Markets Series

Notes to financial statements

1. Significant Accounting Policies (continued)

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2015.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2015, the Series earned less than one dollar under this agreement.

During the six months ended June 30, 2015, the Series frequently maintained a negative cash balance with its custodian, which is considered a form of borrowing or leverage. If the Series maintains a negative cash balance and the Series’ investments decrease in value, the Series’ losses will be greater than if the Series did not maintain a negative cash balance. The Series is required to pay interest to the custodian on negative cash balances. During the six months ended June 30, 2015, the Series had an average outstanding overdraft balance equal to 0.24% of its average net assets.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2015, the Series was charged $12,968 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2015, the Series was charged $20,614 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan. 1, 2015 through June 30, 2015* in order to limit distribution and service fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. These amounts are included on the “Statement of operations” under “Legal fees.” For the six months ended June 30, 2015, the Series was charged $9,568 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees.

Emerging Markets Series-11

Delaware VIP® Emerging Markets Series

Notes to financial statements

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period is from April 30, 2014 through April 29, 2016.

3. Investments

For the six months ended June 30, 2015, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$45,474,053
Sales	13,897,174

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Depreciation
$575,998,757	$136,673,393	$(159,376,288)	$(22,702,895)

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Emerging Markets Series-12

Delaware VIP® Emerging Markets Series

Notes to financial statements

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$16,678,472	$3,727,950	$—	$20,406,422
Bahrain	—	604,692	—	604,692
Brazil	58,645,833	—	—	58,645,833
Chile	3,397,842	—	—	3,397,842
China	128,975,068	—	—	128,975,068
France	9,906,000	—	—	9,906,000
India	28,675,883	4,246	—	28,680,129
Indonesia	1,411,979	—	—	1,411,979
Israel	10,454,790	—	—	10,454,790
Malaysia	6,726,689	—	—	6,726,689
Mexico	40,600,801	—	—	40,600,801
Peru	1,302,067	—	—	1,302,067
Poland	5,215,886	—	—	5,215,886
Republic of Korea	88,457,981	—	—	88,457,981
Russia	22,398,659	5,611,537	—	28,010,196
South Africa	18,563,167	—	—	18,563,167
Taiwan	46,702,950	—	—	46,702,950
Thailand	5,359,698	—	—	5,359,698
Turkey	4,998,843	—	—	4,998,843
United Kingdom	1,673,971	—	—	1,673,971
United States	7,690,229	—	—	7,690,229
Exchange-Traded Fund	5,868,200	—	—	5,868,200
Preferred Stock[1]	20,145,273	9,497,156	—	29,642,429
Participation Notes	—	—	—	—

Total	$533,850,281	$19,445,581	$—	$553,295,862

Foreign Currency Exchange Contracts	$—	$(1,153)	$—	$(1,153)

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 67.96% and 32.04%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments and Level 2 investments represent investments with observable inputs.

The securities that have been deemed worthless in the “Schedule of investments” are considered to be Level 3 investments.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Series’ net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

Emerging Markets Series-13

Delaware VIP® Emerging Markets Series

Notes to financial statements

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/15	Year ended 12/31/14
Shares sold:
Standard Class	1,253,937	1,764,844
Service Class	762,948	1,979,120
Shares issued upon reinvestment of dividends and distributions:
Standard Class	254,848	87,690
Service Class	453,723	150,089

	2,725,456	3,981,743

Shares redeemed:
Standard Class	(345,290)	(1,197,736)
Service Class	(1,180,249)	(2,516,287)

	(1,525,539)	(3,714,023)

Net increase	1,199,917	267,720

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 9, 2015.

The Series had no amounts outstanding as of June 30, 2015 or at any time during the six months then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

During the six months ended June 30, 2015, the Series entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended June 30, 2015, the Series had foreign currency risk, which is disclosed as “Unrealized gain or loss on foreign currency exchange contracts” on the “Statement of assets and liabilities” and as “Net realized gain on foreign currency exchange contracts” on the “Statement of operations.”

Emerging Markets Series-14

Delaware VIP® Emerging Markets Series

Notes to financial statements

6. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2015.

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (Average cost)	$122,215	$30,624

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At June 30, 2015, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$74	$(1,227)	$(1,153)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
BNY Mellon	$(1,153)	$—	$—	$—	$—	$(1,153)

(a) Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

8. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted

Emerging Markets Series-15

Delaware VIP® Emerging Markets Series

Notes to financial statements

8. Securities Lending (continued)

average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent, and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2015, the Series had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management has determined that this pronouncement has no impact on the Series’ financial statements.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2015 that would require recognition or disclosure in the Series’ financial statements.

Emerging Markets Series-16

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Other Series information (Unaudited)

Proxy Results

At Joint Special Meetings of Shareholders of Delaware VIP Trust (the “Trust”), on behalf of Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Smid Cap Growth Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series (each, a “Series”), held on March 31, 2015, the shareholders of the Trust/the Series voted to: (i) elect a Board of Trustees for the Trust; (ii) approve the implementation of a new “manager of managers” order for each Series; (iii) revise the fundamental investment restriction relating to lending for each Series; and (iv)(a) revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (iv)(b) revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (iv)(c) revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

A quorum of shares outstanding of each Series of the Trust was present, and the votes passed with a plurality of these Shares.

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	526,678,064.683	87.070%	95.993%	21,984,922.103	3.635%	4.007%
Ann D. Borowiec	526,264,974.988	87.002%	95.918%	22,398,011.798	3.703%	4.082%
Joseph W. Chow	526,415,411.906	87.027%	95.945%	22,247,574.880	3.678%	4.055%
Patrick P. Coyne	526,484,168.284	87.038%	95.958%	22,178,818.502	3.667%	4.042%
John A. Fry	526,252,958.816	87.000%	95.916%	22,410,027.970	3.705%	4.084%
Lucinda S. Landreth	526,602,085.810	87.058%	95.979%	22,060,900.976	3.647%	4.021%
Frances A. Sevilla-Sacasa	525,787,127.347	86.923%	96.831%	22,875,859.439	3.782%	4.169%
Thomas K. Whitford	527,047,577.123	87.132%	96.060%	21,615,409.663	3.573%	3.940%
Janet L. Yeomans	526,214,774.091	86.994%	95.909%	22,448,212.695	3.711%	4.091%
J. Richard Zecher	525,710,082.652	86.910%	95.817%	22,952,904.134	3.795%	4.183%

2. To approve the implementation of a new “manager of managers” order.

A quorum of the shares outstanding of the Series was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware VIP Diversified Income Series

Shares voted for	179,533,687.260
Percentage of outstanding shares	84.017%
Percentage of shares voted	90.774%
Shares voted against	8,383,244.447
Percentage of outstanding shares	3.923%
Percentage of shares voted	4.239%
Shares abstained	9,864,005.119
Percentage of outstanding shares	4.616%
Percentage of shares voted	4.987%
Broker non-votes	—

Emerging Markets Series-17

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP Emerging Markets Series

Shares voted for	21,664,190.259
Percentage of outstanding shares	78.496%
Percentage of shares voted	91.558%
Shares voted against	891,440.937
Percentage of outstanding shares	3.230%
Percentage of shares voted	3.767%
Shares abstained	1,105,968.815
Percentage of outstanding shares	4.007%
Percentage of shares voted	4.674%
Broker non-votes	—

Delaware VIP High Yield Series

Shares voted for	49,544,742.708
Percentage of outstanding shares	81.361%
Percentage of shares voted	90.107%
Shares voted against	2,934,638.577
Percentage of outstanding shares	4.819%
Percentage of shares voted	5.337%
Shares abstained	2,504,911.809
Percentage of outstanding shares	4.114%
Percentage of shares voted	4.556%
Broker non-votes	—

Delaware VIP International Value Equity Series

Shares voted for	4,486,133.331
Percentage of outstanding shares	84.064%
Percentage of shares voted	86.689%
Shares voted against	371,219.892
Percentage of outstanding shares	6.956%
Percentage of shares voted	7.173%
Shares abstained	317,615.637
Percentage of outstanding shares	5.952%
Percentage of shares voted	6.138%
Broker non-votes	—

Delaware VIP Limited-Term Diversified Income Series

Shares voted for	132,127,100.461
Percentage of outstanding shares	88.414%
Percentage of shares voted	90.095%
Shares voted against	5,808,130.763
Percentage of outstanding shares	3.887%
Percentage of shares voted	3.960%
Shares abstained	8,718,218.458
Percentage of outstanding shares	5.834%
Percentage of shares voted	5.945%
Broker non-votes	—

Emerging Markets Series-18

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP REIT Series

Shares voted for	26,815,788.663
Percentage of outstanding shares	80.781%
Percentage of shares voted	91.598%
Shares voted against	1,239,672.430
Percentage of outstanding shares	3.734%
Percentage of shares voted	4.234%
Shares abstained	1,220,115.616
Percentage of outstanding shares	3.676%
Percentage of shares voted	4.168%
Broker non-votes	—

Delaware VIP Small Cap Value Series

Shares voted for	20,167,531.570
Percentage of outstanding shares	73.957%
Percentage of shares voted	90.893%
Shares voted against	1,011,464.218
Percentage of outstanding shares	3.709%
Percentage of shares voted	4.559%
Shares abstained	1,009,169.258
Percentage of outstanding shares	3.701%
Percentage of shares voted	4.548%
Broker non-votes	0.001

Delaware VIP Smid Cap Growth Series

Shares voted for	15,836,485.164
Percentage of outstanding shares	80.371%
Percentage of shares voted	88.722%
Shares voted against	1,067,437.855
Percentage of outstanding shares	5.417%
Percentage of shares voted	5.980%
Shares abstained	945,601.959
Percentage of outstanding shares	4.799%
Percentage of shares voted	5.298%
Broker non-votes	—

Delaware VIP U.S. Growth Series

Shares voted for	25,576,018.399
Percentage of outstanding shares	66.205%
Percentage of shares voted	89.891%
Shares voted against	1,384,891.646
Percentage of outstanding shares	3.585%
Percentage of shares voted	4.867%
Shares abstained	1,491,227.310
Percentage of outstanding shares	3.860%
Percentage of shares voted	5.241%
Broker non-votes	—

Emerging Markets Series-19

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP Value Series

Shares voted for	21,096,344.681
Percentage of outstanding shares	72.432%
Percentage of shares voted	93.172%
Shares voted against	635,957.509
Percentage of outstanding shares	2.183%
Percentage of shares voted	2.809%
Shares abstained	910,032.032
Percentage of outstanding shares	3.124%
Percentage of shares voted	4.019%
Broker non-votes	0.001

3. To revise the fundamental investment restriction related to lending.

A quorum of the shares outstanding of the Series was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware VIP Diversified Income Series

Shares voted for	176,844,463.582
Percentage of outstanding shares	82.758%
Percentage of shares voted	89.414%
Shares voted against	9,890,294.147
Percentage of outstanding shares	4.628%
Percentage of shares voted	5.001%
Shares abstained	11,046,179.097
Percentage of outstanding shares	5.169%
Percentage of shares voted	5.585%
Broker non-votes	—

Delaware VIP Emerging Markets Series

Shares voted for	21,155,701.765
Percentage of outstanding shares	76.654%
Percentage of shares voted	89.409%
Shares voted against	1,148,187.741
Percentage of outstanding shares	4.160%
Percentage of shares voted	4.853%
Shares abstained	1,357,710.506
Percentage of outstanding shares	4.919%
Percentage of shares voted	5.738%
Broker non-votes	—

Emerging Markets Series-20

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP High Yield Series

Shares voted for	48,169,080.642
Percentage of outstanding shares	79.102%
Percentage of shares voted	87.605%
Shares voted against	3,819,285.510
Percentage of outstanding shares	6.272%
Percentage of shares voted	6.946%
Shares abstained	2,995,926.942
Percentage of outstanding shares	4.920%
Percentage of shares voted	5.449%
Broker non-votes	—

Delaware VIP International Value Equity Series

Shares voted for	4,441,418.869
Percentage of outstanding shares	83.226%
Percentage of shares voted	85.825%
Shares voted against	450,645.832
Percentage of outstanding shares	8.445%
Percentage of shares voted	8.708%
Shares abstained	282,904.158
Percentage of outstanding shares	5.301%
Percentage of shares voted	5.467%
Broker non-votes	—

Delaware VIP Limited-Term Diversified Income Series

Shares voted for	129,567,125.428
Percentage of outstanding shares	86.701%
Percentage of shares voted	88.349%
Shares voted against	7,071,982.835
Percentage of outstanding shares	4.732%
Percentage of shares voted	4.822%
Shares abstained	10,014,341.420
Percentage of outstanding shares	6.701%
Percentage of shares voted	6.829%
Broker non-votes	—

Delaware VIP REIT Series

Shares voted for	26,161,089.640
Percentage of outstanding shares	78.808%
Percentage of shares voted	89.361%
Shares voted against	1,638,902.001
Percentage of outstanding shares	4.937%
Percentage of shares voted	5.598%
Shares abstained	1,475,585.067
Percentage of outstanding shares	4.445%
Percentage of shares voted	5.040%
Broker non-votes	—

Emerging Markets Series-21

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP Small Cap Value Series

Shares voted for	20,054,612.491
Percentage of outstanding shares	73.543%
Percentage of shares voted	90.384%
Shares voted against	1,106,997.851
Percentage of outstanding shares	4.060%
Percentage of shares voted	4.989%
Shares abstained	1,026,554.705
Percentage of outstanding shares	3.765%
Percentage of shares voted	4.627%
Broker non-votes	0.001

Delaware VIP Smid Cap Growth Series

Shares voted for	15,162,100.040
Percentage of outstanding shares	76.948%
Percentage of shares voted	84.944%
Shares voted against	1,491,769.928
Percentage of outstanding shares	7.571%
Percentage of shares voted	8.357%
Shares abstained	1,195,655.010
Percentage of outstanding shares	6.068%
Percentage of shares voted	6.699%
Broker non-votes	—

Delaware VIP U.S. Growth Series

Shares voted for	25,178,954.037
Percentage of outstanding shares	65.177%
Percentage of shares voted	88.496%
Shares voted against	1,596,431.587
Percentage of outstanding shares	4.132%
Percentage of shares voted	5.611%
Shares abstained	1,676,751.732
Percentage of outstanding shares	4.340%
Percentage of shares voted	5.893%
Broker non-votes	—

Delaware VIP Value Series

Shares voted for	20,406,314.522
Percentage of outstanding shares	70.063%
Percentage of shares voted	90.125%
Shares voted against	1,108,793.968
Percentage of outstanding shares	3.807%
Percentage of shares voted	4.897%
Shares abstained	1,127,225.732
Percentage of outstanding shares	3.870%
Percentage of shares voted	4.978%
Broker non-votes	0.001

Emerging Markets Series-22

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Other Series information (Unaudited)

Proxy Results (continued)

4. (a) To revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware VIP Trust

Shares voted for	497,844,902.446
Percentage of outstanding shares	82.304%
Percentage of shares voted	90.738%
Shares voted against	19,207,063.218
Percentage of outstanding shares	3.175%
Percentage of shares voted	3.501%
Shares abstained	31,611,021.120
Percentage of outstanding shares	5.226%
Percentage of shares voted	5.761%
Broker non-votes	0.002

4. (b) To revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware VIP Trust

Shares voted for	493,083,609.898
Percentage of outstanding shares	81.517%
Percentage of shares voted	89.870%
Shares voted against	24,097,482.106
Percentage of outstanding shares	3.984%
Percentage of shares voted	4.392%
Shares abstained	31,481,894.780
Percentage of outstanding shares	5.205%
Percentage of shares voted	5.738%
Broker non-votes	0.002

4. (c) To revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware VIP Trust

Shares voted for	503,119,718.443
Percentage of outstanding shares	83.176%
Percentage of shares voted	91.699%
Shares voted against	16,786,089.541
Percentage of outstanding shares	2.775%
Percentage of shares voted	3.059%
Shares abstained	28,757,178.800
Percentage of outstanding shares	4.754%
Percentage of shares voted	5.241%
Broker non-votes	0.002

Emerging Markets Series-23

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPEM 20545 [8/15] (14966)	Emerging Markets Series-24

Delaware VIP® Trust
Delaware VIP Smid Cap Growth Series
Semiannual report
June 30, 2015

Investments in Delaware VIP® Smid Cap Growth Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2015, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP Smid Cap Growth Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

Disclosure of Series expenses

For the six-month period from January 1, 2015 to June 30, 2015 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2015 to June 30, 2015.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/15 to
	1/1/15	6/30/15	Ratio	6/30/15*

Actual Series return†

Standard Class	$1,000.00	$1,084.40	0.85%	$4.39

Service Class	1,000.00	1,083.20	1.10%	5.68

Hypothetical 5% return (5% return before expenses)

Standard Class	$1,000.00	$1,020.58	0.85%	$4.26

Service Class	1,000.00	1,019.34	1.10%	5.51

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Smid Cap Growth Series-1

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage of
Security type / sector	net assets

Common Stock	95.19%

Consumer Discretionary	22.08%

Energy	3.36%

Financial Services	14.32%

Financials	6.32%

Healthcare	9.84%

Producer Durables	17.70%

Technology	16.20%

Utilities	5.37%

Short-Term Investments	4.62%

Total Value of Securities	99.81%

Receivables and Other Assets Net of Liabilities	0.19%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets

Zebra Technologies	6.35%

j2 Global	5.37%

Heartland Payment Systems	5.25%

DineEquity	5.19%

Bio-Techne	5.12%

Sally Beauty Holdings	4.95%

MSCI Class A	4.94%

Blackbaud	4.92%

Graco	4.42%

Equity Commonwealth	4.14%

Smid Cap Growth Series-2

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

Schedule of investments

June 30, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)

Common Stock – 95.19%
Consumer Discretionary – 22.08%
Coupons.com †	567,157	$6,119,624
DineEquity	326,484	32,351,300
Dunkin’ Brands Group	332,125	18,266,875
Outfront Media	447,207	11,287,505
Pandora Media †	593,032	9,215,717
Sally Beauty Holdings †	977,726	30,876,587
Shutterstock †	290,146	17,014,161
Ulta Salon Cosmetics & Fragrance †	80,775	12,475,699

		137,607,468

Energy – 3.36%
Core Laboratories (Netherlands)	183,706	20,949,832

		20,949,832

Financial Services – 14.32%
Equity Commonwealth †	1,005,000	25,798,350
Heartland Payment Systems	604,904	32,695,061
MSCI Class A	499,685	30,755,612

		89,249,023

Financials – 6.32%
Affiliated Managers Group †	97,575	21,329,895
Ellie Mae †	160,225	11,182,103
WisdomTree Investments	311,975	6,852,531

		39,364,529

Healthcare – 9.84%
ABIOMED †	288,675	18,974,608
athenahealth †	90,857	10,410,395
Bio-Techne	324,200	31,923,974

		61,308,977

Producer Durables – 17.70%
Expeditors International of Washington	519,498	23,951,455
Graco	388,209	27,574,485
Ritchie Bros Auctioneers @	688,300	19,217,336
Zebra Technologies †	356,083	39,543,017

		110,286,293

Technology – 16.20%
Arista Networks †	95,525	7,808,214
Blackbaud	537,889	30,632,779
Logitech International Class R	1,317,145	19,301,408
NIC @	796,209	14,554,701
VeriFone Systems †	640,163	21,739,936
Yelp †	161,500	6,949,345

		100,986,383

Utilities – 5.37%
j2 Global	492,254	33,443,737

		33,443,737

Total Common Stock (cost $366,822,291)		593,196,242

	Principal	Value
	amount°	(U.S. $)

Short-Term Investments – 4.62%
Discount Notes – 2.70% ≠
Federal Home Loan Bank
0.04% 7/21/15	681,115	$681,111
0.05% 8/14/15	1,107,927	1,107,886
0.055% 7/31/15	1,206,287	1,206,277
0.065% 8/5/15	1,166,530	1,166,496
0.065% 9/2/15	2,674,967	2,674,729
0.07% 8/11/15	1,664,130	1,664,073
0.08% 7/17/15	961,533	961,529
0.08% 7/22/15	1,282,044	1,282,037
0.095% 7/14/15	960,139	960,135
0.10% 10/23/15	2,674,967	2,674,213
Freddie Mac 0.075% 10/1/15	2,459,994	2,459,435

		16,837,921

Repurchase Agreement – 1.92%
Bank of America Merrill Lynch 0.05%, dated 6/30/15, to be repurchased on 7/1/15, repurchase price $3,323,786 (collateralized by U.S. government obligations 0.125%-0.625% 4/15/17-6/30/17; market value $3,390,259)	3,323,781	3,323,781
Bank of Montreal 0.07%, dated 6/30/15, to be repurchased on 7/1/15, repurchase price $5,539,646 (collateralized by U.S. government obligations 0.25%-8.00% 1/31/16-8/15/23; market value $5,650,428)	5,539,635	5,539,635
BNP Paribas 0.08%, dated 6/30/15, to be repurchased on 7/1/15, repurchase price $3,111,753 (collateralized by U.S. government obligations 0.00%-6.375% 8/15/19-11/15/44; market value $3,173,983)	3,111,746	3,111,746

		11,975,162

Total Short-Term Investments (cost $28,812,702)		28,813,083

Smid Cap Growth Series-3

Delaware VIP® Smid Cap Growth Series

Schedule of investments (continued)

Total Value of Securities - 99.81% (cost $395,634,993)	$622,009,325

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $33,772,037, which represents 5.42% of the Series’ net assets. See Note 9 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-4

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Statement of assets and liabilities	June 30, 2015 (Unaudited)

Assets:
Investments, at value[1]	$593,196,242
Short-term investments, at value[2]	28,813,083
Cash	167,817
Receivables for securities sold	1,857,628
Dividends and interest receivable	368,852
Receivables for series shares sold	26,784

Total assets	624,430,406

Liabilities:
Payable for securities purchased	477,135
Payable for series shares redeemed	114,124
Investment management fees payable	383,900
Other accrued expenses	197,306
Distribution fees payable	45,231
Other affiliates payable	8,258
Trustees’ fees and expenses payable	1,879

Total liabilities	1,227,833

Total Net Assets	$623,202,573

Net Assets Consist of:
Paid-in capital	$364,271,956
Distributions in excess of net investment income	(441,787)
Accumulated net realized gain on investments	32,993,610
Net unrealized appreciation (depreciation) of investments	226,378,794

Total Net Assets	$623,202,573

Standard Class:
Net assets	$405,485,082
Shares of beneficial interest outstanding, unlimited authorization, no par	13,499,533
Net asset value per share	$30.04

Service Class:
Net assets	$217,717,491
Shares of beneficial interest outstanding, unlimited authorization, no par	7,551,938
Net asset value per share	$28.83

[1]Investments, at cost	$366,822,291
[2]Short-term investments, at cost	28,812,702

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-5

Delaware VIP® Trust —

Delaware VIP Smid Cap Growth Series

Statement of operations

Six-months ended June 30, 2015 (Unaudited)

Delaware VIP Trust —

Delaware VIP Smid Cap Growth Series

Statements of changes in net assets

Investment Income:
Dividends	$2,456,782
Interest	4,828
Foreign tax withheld	(48,232)

2,413,378

Expenses:
Management fees	2,244,296
Distribution expenses – Service Class	314,108
Reports and statements to shareholders	132,481
Accounting and administration expenses	95,855
Dividend disbursing and transfer agent fees and expenses	25,149
Legal fees	23,308
Custodian fees	17,752
Audit and tax	15,452
Trustees’ fees and expenses	15,041
Registration fees	361
Other	8,527

2,892,330
Less distribution fees waived – Service Class	(52,351)

Total operating expenses	2,839,979

Net Investment Loss	(426,601)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	33,274,619
Foreign currencies	(32,795)
Foreign currency exchange contracts	24,214

Net realized gain	33,266,038

Net change in unrealized appreciation (depreciation) of:
Investments	15,795,514
Foreign currencies	4,942

Net change in unrealized appreciation (depreciation)	15,800,456

Net Realized and Unrealized Gain	49,066,494

Net Increase in Net Assets Resulting from Operations	$48,639,893

	Six months ended 6/30/15 (Unaudited)	Year ended 12/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(426,601)	$1,845,678
Net realized gain	33,266,038	49,625,628
Net change in unrealized appreciation (depreciation)	15,800,456	(36,999,429)

Net increase in net assets resulting from operations	48,639,893	14,471,877

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(1,496,727)	(265,826)
Service Class	(344,043)	—
Net realized gain:
Standard Class	(32,104,787)	(36,772,574)
Service Class	(17,711,337)	(20,498,747)

	(51,656,894)	(57,537,147)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	5,934,357	8,186,495
Service Class	9,875,218	13,020,565
Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	33,601,514	37,038,400
Service Class	18,055,380	20,498,747

	67,466,469	78,744,207

Cost of shares redeemed:
Standard Class	(18,808,773)	(54,553,752)
Service Class	(12,658,790)	(41,558,530)

	(31,467,563)	(96,112,282)

Increase (Decrease) in net assets derived from capital share transactions	35,998,906	(17,368,075)

Net Increase (Decrease) in Net Assets	32,981,905	(60,433,345)

Net Assets:
Beginning of period	590,220,668	650,654,013

End of period	$623,202,573	$590,220,668

Undistributed (distributions in excess of) net investment income	$(441,787)	$1,825,584

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-6

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months ended 6/30/15[1] (Unaudited)	Delaware VIP Smid Cap Growth Series Standard Class

		Year ended

		12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$ 30.200	$ 32.390	$ 24.370	$ 23.190	$ 22.220	$ 16.300

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.008)	0.116	0.040	0.026	0.058	0.786
Net realized and unrealized gain	2.542	0.620	9.542	2.570	1.808	5.134
Total from investment operations	2.534	0.736	9.582	2.596	1.866	5.920

Less dividends and distributions from:
Net investment income	(0.120)	(0.021)	(0.007)	(0.060)	(0.232)	—
Net realized gain	(2.574)	(2.905)	(1.555)	(1.356)	(0.664)	—
Total dividends and distributions	(2.694)	(2.926)	(1.562)	(1.416)	(0.896)	—

Net asset value, end of period	$ 30.040	$ 30.200	$ 32.390	$ 24.370	$ 23.190	$ 22.220

Total return[3]	8.44%	3.15%	41.32%	11.02%	8.13%	36.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$405,485	$386,290	$422,823	$318,002	$323,798	$324,450
Ratio of expenses to average net assets	0.85%	0.83%	0.83%	0.84%	0.83%	0.89%
Ratio of net investment income (loss) to average net assets	(0.05%)	0.40%	0.14%	0.11%	0.24%	3.87%
Portfolio turnover	6%	18%	19%	23%	19%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-7

Delaware VIP® Smid Cap Growth Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months ended 6/30/15[1] (Unaudited)	Delaware VIP Smid Cap Growth Series Service Class

		Year ended

		12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$ 29.060	$ 31.330	$ 23.670	$ 22.570	$ 21.650	$ 15.920

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.045)	0.042	(0.029)	(0.034)	(0.002)	0.715
Net realized and unrealized gain	2.439	0.593	9.244	2.492	1.770	5.015
Total from investment operations	2.394	0.635	9.215	2.458	1.768	5.730

Less dividends and distributions from:
Net investment income	(0.050)	—	—	(0.002)	(0.184)	—
Net realized gain	(2.574)	(2.905)	(1.555)	(1.356)	(0.664)	—
Total dividends and distributions	(2.624)	(2.905)	(1.555)	(1.358)	(0.848)	—

Net asset value, end of period	$ 28.830	$ 29.060	$ 31.330	$ 23.670	$ 22.570	$ 21.650

Total return[3]	8.32%	2.87%	40.98%	10.71%	7.90%	35.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$217,718	$203,931	$227,831	$173,948	$150,991	$116,699
Ratio of expenses to average net assets	1.10%	1.08%	1.08%	1.09%	1.08%	1.14%
Ratio of expenses to average net assets prior to fees waived	1.15%	1.13%	1.13%	1.14%	1.13%	1.19%
Ratio of net investment income (loss) to average net assets	(0.30%)	0.15%	(0.11% )	(0.14% )	(0.01% )	3.62%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.35%)	0.10%	(0.16% )	(0.19% )	(0.06% )	3.57%
Portfolio turnover	6%	18%	19%	23%	19%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-8

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

Notes to financial statements

June 30, 2015 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Smid Cap Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2011–Dec. 31, 2014), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series.

Class Accounting—Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2015.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These changes are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The Series is an investment company whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Smid Cap Growth Series-9

Delaware VIP® Smid Cap Growth Series

Notes to financial statements

1. Significant Accounting Policies (continued)

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the six months ended June 30, 2015.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2015.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2015, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2015, the Series was charged $14,291 for these services. This amount is included on the “Statement of operations” under “Accounting and administrative expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2015, the Series was charged $22,718 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan. 1, 2015 through June 30, 2015* in order to limit distribution and service fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2015, the Series was charged $8,307 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period is April 30, 2014 through April 29, 2016 or, if longer, until the Series is offered under new participation agreements or under new contracts with existing insurance companies (other than the update and modification of existing contracts in the normal course of business that may require registration or re-registration under state insurance laws as a new insurance contract, provided the new insurance contract effectively replaces the current insurance contract).

Smid Cap Growth Series-10

Delaware VIP® Smid Cap Growth Series

Notes to financial statements

3. Investments

For the six months ended June 30, 2015, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$37,335,548
Sales	73,700,339

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$395,634,993	$238,727,458	$(12,353,126)	$226,374,332

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Total
Common Stock	$593,196,242	$—	$593,196,242
Short-Term Investments	—	28,813,083	28,813,083

Total	$593,196,242	$28,813,083	$622,009,325

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that Series’ net asset value is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each security as of the time that the Series’ net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At June 30, 2015, there were no Level 3 investments.

Smid Cap Growth Series-11

Delaware VIP® Smid Cap Growth Series

Notes to financial statements

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/15	Year ended 12/31/14
Shares sold:
Standard Class	194,519	280,111
Service Class	331,954	459,345

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,124,925	1,345,383
Service Class	629,547	772,372

	2,280,945	2,857,211

Shares redeemed:
Standard Class	(611,320)	(1,886,684)
Service Class	(428,199)	(1,483,977)

	(1,039,519)	(3,370,661)

Net increase (decrease)	1,241,426	(513,450)

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement will expire on Nov. 9, 2015.

The Series had no amounts outstanding as of June 30, 2015 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

During the six months ended June 30, 2015, the Series entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended June 30, 2015, the Series had foreign currency risk, which is disclosed as “Net realized gain on foreign currency exchange contracts” on the “Statement of operations.”

Smid Cap Growth Series-12

Delaware VIP® Smid Cap Growth Series

Notes to financial statements

6. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2015.

	Long Derivative Volume	Short Derivative Volume
Forward foreign currency exchange contracts (average cost)	$—	$6,210

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivatives liabilities that are subject to netting arrangements in the “Statement of assets and liabilities.”

At June 30, 2015, the Series had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$3,323,781	$(3,323,781)	$—	$—
Bank of Montreal	5,539,635	(5,539,635)	—	—
BNP Paribas	3,111,746	(3,111,746)	—	—

Total	$11,975,162	$(11,975,162)	$—	$—

(a)Net represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

8. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Smid Cap Growth Series-13

Delaware VIP® Smid Cap Growth Series

Notes to financial statements

8. Securities Lending (continued)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed, and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2015, the Series had no securities out on loan.

9. Credit and Market Risk

The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2015, there were no Rule 144A securities held by the Series. Illiquid securities have been identified on the “Schedule of investments.”

10. Series Closed to New Investors

As of Feb. 24, 2012, the Series is no longer offered (1) under existing participation agreements for use with new insurance products; or (2) under new participation agreements to insurance companies that seek to include the Series in their products, except for certain insurance companies that have initiated negotiations to add the Series to a new product prior to Feb. 9, 2012. Contract holders of existing insurance companies that offer the Series will be able to continue to make purchases of shares, including purchases through reinvestment of dividends or capital gains distributions, and exchanges, regardless of whether they own, or have owned in the past, shares of the Series. The Series reserves the right to modify this policy at any time.

11. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management has determined that this pronouncement has no impact to the Series’ financial statements.

14. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2015 that would require recognition or disclosure in the Series’ financial statements.

Smid Cap Growth Series-14

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

Other Series information (Unaudited)

Proxy Results

At Joint Special Meetings of Shareholders of Delaware VIP Trust (the “Trust”), on behalf of Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Smid Cap Growth Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series (each, a “Series”), held on March 31, 2015, the shareholders of the Trust/the Series voted to: (i) elect a Board of Trustees for the Trust; (ii) approve the implementation of a new “manager of managers” order for each Series; (iii) revise the fundamental investment restriction relating to lending for each Series; and (iv)(a) revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (iv)(b) revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (iv)(c) revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

A quorum of shares outstanding of each Series of the Trust was present, and the votes passed with a plurality of these Shares.

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	526,678,064.683	87.070%	95.993%	21,984,922.103	3.635%	4.007%
Ann D. Borowiec	526,264,974.988	87.002%	95.918%	22,398,011.798	3.703%	4.082%
Joseph W. Chow	526,415,411.906	87.027%	95.945%	22,247,574.880	3.678%	4.055%
Patrick P. Coyne	526,484,168.284	87.038%	95.958%	22,178,818.502	3.667%	4.042%
John A. Fry	526,252,958.816	87.000%	95.916%	22,410,027.970	3.705%	4.084%
Lucinda S. Landreth	526,602,085.810	87.058%	95.979%	22,060,900.976	3.647%	4.021%
Frances A. Sevilla-Sacasa	525,787,127.347	86.923%	96.831%	22,875,859.439	3.782%	4.169%
Thomas K. Whitford	527,047,577.123	87.132%	96.060%	21,615,409.663	3.573%	3.940%
Janet L. Yeomans	526,214,774.091	86.994%	95.909%	22,448,212.695	3.711%	4.091%
J. Richard Zecher	525,710,082.652	86.910%	95.817%	22,952,904.134	3.795%	4.183%

2. To approve the implementation of a new “manager of managers” order.

A quorum of the shares outstanding of the Series was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware VIP Diversified Income Series

Shares voted for	179,533,687.260
Percentage of outstanding shares	84.017%
Percentage of shares voted	90.774%
Shares voted against	8,383,244.447
Percentage of outstanding shares	3.923%
Percentage of shares voted	4.239%
Shares abstained	9,864,005.119
Percentage of outstanding shares	4.616%
Percentage of shares voted	4.987%
Broker non-votes	—

Smid Cap Growth Series-15

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP Emerging Markets Series

Shares voted for	21,664,190.259
Percentage of outstanding shares	78.496%
Percentage of shares voted	91.558%
Shares voted against	891,440.937
Percentage of outstanding shares	3.230%
Percentage of shares voted	3.767%
Shares abstained	1,105,968.815
Percentage of outstanding shares	4.007%
Percentage of shares voted	4.674%
Broker non-votes	—

Delaware VIP High Yield Series

Shares voted for	49,544,742.708
Percentage of outstanding shares	81.361%
Percentage of shares voted	90.107%
Shares voted against	2,934,638.577
Percentage of outstanding shares	4.819%
Percentage of shares voted	5.337%
Shares abstained	2,504,911.809
Percentage of outstanding shares	4.114%
Percentage of shares voted	4.556%
Broker non-votes	—

Delaware VIP International Value Equity Series

Shares voted for	4,486,133.331
Percentage of outstanding shares	84.064%
Percentage of shares voted	86.689%
Shares voted against	371,219.892
Percentage of outstanding shares	6.956%
Percentage of shares voted	7.173%
Shares abstained	317,615.637
Percentage of outstanding shares	5.952%
Percentage of shares voted	6.138%
Broker non-votes	—

Delaware VIP Limited-Term Diversified Income Series

Shares voted for	132,127,100.461
Percentage of outstanding shares	88.414%
Percentage of shares voted	90.095%
Shares voted against	5,808,130.763
Percentage of outstanding shares	3.887%
Percentage of shares voted	3.960%
Shares abstained	8,718,218.458
Percentage of outstanding shares	5.834%
Percentage of shares voted	5.945%
Broker non-votes	—

Smid Cap Growth Series-16

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP REIT Series

Shares voted for	26,815,788.663
Percentage of outstanding shares	80.781%
Percentage of shares voted	91.598%
Shares voted against	1,239,672.430
Percentage of outstanding shares	3.734%
Percentage of shares voted	4.234%
Shares abstained	1,220,115.616
Percentage of outstanding shares	3.676%
Percentage of shares voted	4.168%
Broker non-votes	—

Delaware VIP Small Cap Value Series

Shares voted for	20,167,531.570
Percentage of outstanding shares	73.957%
Percentage of shares voted	90.893%
Shares voted against	1,011,464.218
Percentage of outstanding shares	3.709%
Percentage of shares voted	4.559%
Shares abstained	1,009,169.258
Percentage of outstanding shares	3.701%
Percentage of shares voted	4.548%
Broker non-votes	0.001

Delaware VIP Smid Cap Growth Series

Shares voted for	15,836,485.164
Percentage of outstanding shares	80.371%
Percentage of shares voted	88.722%
Shares voted against	1,067,437.855
Percentage of outstanding shares	5.417%
Percentage of shares voted	5.980%
Shares abstained	945,601.959
Percentage of outstanding shares	4.799%
Percentage of shares voted	5.298%
Broker non-votes	—

Delaware VIP U.S. Growth Series

Shares voted for	25,576,018.399
Percentage of outstanding shares	66.205%
Percentage of shares voted	89.891%
Shares voted against	1,384,891.646
Percentage of outstanding shares	3.585%
Percentage of shares voted	4.867%
Shares abstained	1,491,227.310
Percentage of outstanding shares	3.860%
Percentage of shares voted	5.241%
Broker non-votes	—

Smid Cap Growth Series-17

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP Value Series

Shares voted for	21,096,344.681
Percentage of outstanding shares	72.432%
Percentage of shares voted	93.172%
Shares voted against	635,957.509
Percentage of outstanding shares	2.183%
Percentage of shares voted	2.809%
Shares abstained	910,032.032
Percentage of outstanding shares	3.124%
Percentage of shares voted	4.019%
Broker non-votes	0.001

3. To revise the fundamental investment restriction related to lending.

A quorum of the shares outstanding of the Series was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware VIP Diversified Income Series

Shares voted for	176,844,463.582
Percentage of outstanding shares	82.758%
Percentage of shares voted	89.414%
Shares voted against	9,890,294.147
Percentage of outstanding shares	4.628%
Percentage of shares voted	5.001%
Shares abstained	11,046,179.097
Percentage of outstanding shares	5.169%
Percentage of shares voted	5.585%
Broker non-votes	—

Delaware VIP Emerging Markets Series

Shares voted for	21,155,701.765
Percentage of outstanding shares	76.654%
Percentage of shares voted	89.409%
Shares voted against	1,148,187.741
Percentage of outstanding shares	4.160%
Percentage of shares voted	4.853%
Shares abstained	1,357,710.506
Percentage of outstanding shares	4.919%
Percentage of shares voted	5.738%
Broker non-votes	—

Smid Cap Growth Series-18

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP High Yield Series

Shares voted for	48,169,080.642
Percentage of outstanding shares	79.102%
Percentage of shares voted	87.605%
Shares voted against	3,819,285.510
Percentage of outstanding shares	6.272%
Percentage of shares voted	6.946%
Shares abstained	2,995,926.942
Percentage of outstanding shares	4.920%
Percentage of shares voted	5.449%
Broker non-votes	—

Delaware VIP International Value Equity Series

Shares voted for	4,441,418.869
Percentage of outstanding shares	83.226%
Percentage of shares voted	85.825%
Shares voted against	450,645.832
Percentage of outstanding shares	8.445%
Percentage of shares voted	8.708%
Shares abstained	282,904.158
Percentage of outstanding shares	5.301%
Percentage of shares voted	5.467%
Broker non-votes	—

Delaware VIP Limited-Term Diversified Income Series

Shares voted for	129,567,125.428
Percentage of outstanding shares	86.701%
Percentage of shares voted	88.349%
Shares voted against	7,071,982.835
Percentage of outstanding shares	4.732%
Percentage of shares voted	4.822%
Shares abstained	10,014,341.420
Percentage of outstanding shares	6.701%
Percentage of shares voted	6.829%
Broker non-votes	—

Delaware VIP REIT Series

Shares voted for	26,161,089.640
Percentage of outstanding shares	78.808%
Percentage of shares voted	89.361%
Shares voted against	1,638,902.001
Percentage of outstanding shares	4.937%
Percentage of shares voted	5.598%
Shares abstained	1,475,585.067
Percentage of outstanding shares	4.445%
Percentage of shares voted	5.040%
Broker non-votes	—

Smid Cap Growth Series-19

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP Small Cap Value Series

Shares voted for	20,054,612.491
Percentage of outstanding shares	73.543%
Percentage of shares voted	90.384%
Shares voted against	1,106,997.851
Percentage of outstanding shares	4.060%
Percentage of shares voted	4.989%
Shares abstained	1,026,554.705
Percentage of outstanding shares	3.765%
Percentage of shares voted	4.627%
Broker non-votes	0.001

Delaware VIP Smid Cap Growth Series

Shares voted for	15,162,100.040
Percentage of outstanding shares	76.948%
Percentage of shares voted	84.944%
Shares voted against	1,491,769.928
Percentage of outstanding shares	7.571%
Percentage of shares voted	8.357%
Shares abstained	1,195,655.010
Percentage of outstanding shares	6.068%
Percentage of shares voted	6.699%
Broker non-votes	—

Delaware VIP U.S. Growth Series

Shares voted for	25,178,954.037
Percentage of outstanding shares	65.177%
Percentage of shares voted	88.496%
Shares voted against	1,596,431.587
Percentage of outstanding shares	4.132%
Percentage of shares voted	5.611%
Shares abstained	1,676,751.732
Percentage of outstanding shares	4.340%
Percentage of shares voted	5.893%
Broker non-votes	—

Delaware VIP Value Series

Shares voted for	20,406,314.522
Percentage of outstanding shares	70.063%
Percentage of shares voted	90.125%
Shares voted against	1,108,793.968
Percentage of outstanding shares	3.807%
Percentage of shares voted	4.897%
Shares abstained	1,127,225.732
Percentage of outstanding shares	3.870%
Percentage of shares voted	4.978%
Broker non-votes	0.001

Smid Cap Growth Series-20

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

Other Series information (Unaudited)

Proxy Results (continued)

4. (a) To revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware VIP Trust

Shares voted for	497,844,902.446
Percentage of outstanding shares	82.304%
Percentage of shares voted	90.738%
Shares voted against	19,207,063.218
Percentage of outstanding shares	3.175%
Percentage of shares voted	3.501%
Shares abstained	31,611,021.120
Percentage of outstanding shares	5.226%
Percentage of shares voted	5.761%
Broker non-votes	0.002

4. (b) To revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows

Delaware VIP Trust

Shares voted for	493,083,609.898
Percentage of outstanding shares	81.517%
Percentage of shares voted	89.870%
Shares voted against	24,097,482.106
Percentage of outstanding shares	3.984%
Percentage of shares voted	4.392%
Shares abstained	31,481,894.780
Percentage of outstanding shares	5.205%
Percentage of shares voted	5.738%
Broker non-votes	0.002

4. (c) To revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware VIP Trust

Shares voted for	503,119,718.443
Percentage of outstanding shares	83.176%
Percentage of shares voted	91.699%
Shares voted against	16,786,089.541
Percentage of outstanding shares	2.775%
Percentage of shares voted	3.059%
Shares abstained	28,757,178.800
Percentage of outstanding shares	4.754%
Percentage of shares voted	5.241%
Broker non-votes	0.002

Smid Cap Growth Series-21

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPSCG 20551 [8/15] (14966)	Smid Cap Growth Series-22

Delaware VIP® Trust
Delaware VIP High Yield Series
Semiannual report
June 30, 2015

Investments in Delaware VIP® High Yield Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2015, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP High Yield Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP High Yield Series

Disclosure of Series expenses

For the six-month period January 1, 2015 to June 30, 2015 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2015 to June 30, 2015.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*

Actual Series return†
Standard Class	$1,000.00	$1,016.20	0.77%	$3.85
Service Class	1,000.00	1,015.40	1.02%	5.10

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.98	0.77%	$3.86
Service Class	1,000.00	1,019.74	1.02%	5.11

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

High Yield Series-1

Delaware VIP® Trust — Delaware VIP High Yield Series

Security type / sector allocation

As of June 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Security type / sector	Percentage of net assets
Convertible Bond	0.06%

Corporate Bonds	89.51%

Automobiles	1.15%

Banking	4.13%

Basic Industry	12.09%

Capital Goods	4.24%

Consumer Cyclical	4.97%

Consumer Non-Cyclical	5.41%

Energy	12.03%

Financial Services	0.66%

Healthcare	5.29%

Insurance	1.42%

Media	11.56%

Services	8.06%

Technology & Electronics	3.72%

Telecommunications	10.44%

Utilities	4.34%
Senior Secured Loans	5.03%
Common Stock	0.00%
Preferred Stock	0.90%
Short-Term Investments	2.85%
Total Value of Securities	98.35%
Receivables and Other Assets Net of Liabilities	1.65%
Total Net Assets	100.00%

High Yield Series-2

Delaware VIP® Trust — Delaware VIP High Yield Series

Schedule of investments

June 30, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Convertible Bond – 0.06%
Abengoa 144A 5.125% exercise price $38.08, expiration date 2/23/17 #	200,000	$193,250

Total Convertible Bond (cost $207,390)		193,250

Corporate Bonds – 89.51%
Automobiles – 1.15%
American Tire Distributors 144A 10.25% 3/1/22 #	800,000	858,000
International Automotive Components Group 144A 9.125% 6/1/18 #	1,808,000	1,853,200
Meritor 6.75% 6/15/21	1,075,000	1,104,563

		3,815,763

Banking – 4.13%
Bank of America 6.50% 10/23/49 •	1,655,000	1,714,994
Barclays Bank 7.625% 11/21/22	1,255,000	1,431,547
Credit Suisse Group 144A 7.50% 12/29/49 #•	1,820,000	1,900,546
Goldman Sachs Group 5.375% 12/29/49 •	605,000	598,436
HSBC Holdings 6.375% 12/29/49 •	1,555,000	1,560,831
ING Groep 6.50% 12/29/49 •	1,335,000	1,294,115
JPMorgan Chase 6.75% 1/29/49 •	1,605,000	1,716,836
Lloyds Banking Group 7.50% 4/30/49 •	1,650,000	1,703,625
Popular 7.00% 7/1/19	1,745,000	1,751,544

		13,672,474

Basic Industry – 12.09%
Abengoa Finance 144A 8.875% 11/1/17 #	655,000	684,475
Abengoa Greenfield 144A 6.50% 10/1/19 #	980,000	916,300
AK Steel
7.625% 5/15/20	1,314,000	1,100,475
7.625% 10/1/21	670,000	549,400
ArcelorMittal
5.125% 6/1/20	420,000	426,825
6.125% 6/1/25	410,000	409,744
6.25% 3/1/21	485,000	509,856
AVINTIV Specialty Materials 144A 6.875% 6/1/19 #	2,050,000	1,893,687
Builders FirstSource 144A 7.625% 6/1/21 #	1,710,000	1,778,400
Cemex 144A 7.25% 1/15/21 #	2,330,000	2,464,441
Chemours
144A 6.625% 5/15/23 #	300,000	291,375
144A 7.00% 5/15/25 #	1,445,000	1,405,263
Cliffs Natural Resources 5.95% 1/15/18	625,000	457,813
Consolidated Energy Finance 144A 6.75% 10/15/19 #	964,000	983,280
CPG Merger Sub 144A 8.00% 10/1/21 #	1,300,000	1,350,050

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)
Basic Industry (continued)
Dae Aviation Holdings 144A 10.00% 7/15/23 #	590,000	$582,035
Evolution Escrow Issuer 144A 7.50% 3/15/22 #	1,160,000	1,102,000
First Quantum Minerals
144A 6.75% 2/15/20 #	720,000	700,200
144A 7.00% 2/15/21 #	1,110,000	1,066,987
FMG Resources August 2006 Pty
144A 8.25% 11/1/19 #	791,000	670,373
144A 9.75% 3/1/22 #	955,000	988,425
Hexion 10.00% 4/15/20	820,000	846,650
Kissner Milling 144A 7.25% 6/1/19 #	795,000	812,887
KLX 144A 5.875% 12/1/22 #	1,505,000	1,527,409
LSB Industries 7.75% 8/1/19	795,000	846,675
Lundin Mining 144A 7.875% 11/1/22 #	1,770,000	1,898,325
NCI Building Systems 144A 8.25% 1/15/23 #	865,000	925,550
New Gold 144A 6.25% 11/15/22 #	1,310,000	1,300,175
Norbord 144A 6.25% 4/15/23 #	655,000	666,463
NOVA Chemicals 144A 5.00% 5/1/25 #	645,000	649,031
Rayonier AM Products 144A 5.50% 6/1/24 #	1,690,000	1,516,775
Ryerson
9.00% 10/15/17	1,310,000	1,323,100
11.25% 10/15/18	438,000	444,570
Steel Dynamics 5.50% 10/1/24	1,100,000	1,102,750
Summit Materials 144A 6.125% 7/15/23 #	735,000	738,675
TPC Group 144A 8.75% 12/15/20 #	2,417,000	2,247,810
Tupy Overseas 144A 6.625% 7/17/24 #	525,000	516,469
Wise Metals Group 144A 8.75% 12/15/18 #	815,000	864,919
Wise Metals Intermediate Holdings 144A 9.75% 6/15/19 #	535,000	571,781
XPO Logistics 144A 6.50% 6/15/22 #	955,000	937,094

		40,068,512

Capital Goods – 4.24%
Accudyne Industries Borrower 144A 7.75% 12/15/20 #	1,380,000	1,283,400
Ardagh Packaging Finance 144A 6.00% 6/30/21 #	1,535,000	1,538,837
BWAY Holding 144A 9.125% 8/15/21 #	975,000	1,009,125
Gardner Denver 144A 6.875% 8/15/21 #	2,540,000	2,327,275
Gates Global 144A 6.00% 7/15/22 #	1,920,000	1,747,200
Milacron 144A 7.75% 2/15/21 #	865,000	895,275
Plastipak Holdings 144A 6.50% 10/1/21 #	1,875,000	1,917,187
Signode Industrial Group 144A 6.375% 5/1/22 #	1,700,000	1,657,500
TransDigm 6.50% 7/15/24	1,090,000	1,081,825

High Yield Series-3

Delaware VIP® High Yield Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)
Capital Goods (continued)
TransDigm 144A 6.50% 5/15/25 #	600,000	$596,250

		14,053,874

Consumer Cyclical – 4.97%
AMC Entertainment 144A 5.75% 6/15/25 #	750,000	736,875
Boyd Gaming 6.875% 5/15/23	785,000	808,550
Chinos Intermediate Holdings A 144A PIK 7.75% 5/1/19 #T	945,000	765,450
DBP Holding 144A 7.75% 10/15/20 #	1,184,000	970,880
Family Tree Escrow 144A 5.75% 3/1/23 #	600,000	630,000
Landry’s 144A 9.375% 5/1/20 #	2,652,000	2,857,530
Midas Intermediate Holdco II 144A 7.875% 10/1/22 #	780,000	781,950
Neiman Marcus Group 144A PIK 8.75% 10/15/21 #T	1,560,000	1,682,850
PF Chang’s China Bistro 144A 10.25% 6/30/20 #	791,000	821,651
Rite Aid 144A 6.125% 4/1/23 #	1,785,000	1,845,244
RSI Home Products 144A 6.50% 3/15/23 #	1,245,000	1,260,563
Sabre GLBL 144A 5.375% 4/15/23 #	715,000	707,850
Univar USA 144A 6.75% 7/15/23 #	630,000	637,875
Wynn Las Vegas 144A 5.50% 3/1/25 #	2,045,000	1,958,087

		16,465,355

Consumer Non-Cyclical – 5.41%
CEB 144A 5.625% 6/15/23 #	160,000	161,200
Cott Beverages
5.375% 7/1/22	450,000	437,625
144A 6.75% 1/1/20 #	1,430,000	1,487,200
ExamWorks Group 5.625% 4/15/23	1,595,000	1,641,430
JBS Investments
144A 7.25% 4/3/24 #	445,000	461,687
144A 7.75% 10/28/20 #	713,000	778,953
JBS USA 144A 5.75% 6/15/25 #	3,375,000	3,344,456
Prestige Brands 144A 5.375% 12/15/21 #	1,255,000	1,261,275
Quintiles Transnational 144A 4.875% 5/15/23 #	350,000	352,625
Spectrum Brands
144A 6.125% 12/15/24 #	2,040,000	2,147,100
6.625% 11/15/22	1,045,000	1,118,150
Sterigenics-Nordion Holdings 144A 6.50% 5/15/23 #	1,675,000	1,704,313
SUPERVALU 7.75% 11/15/22	1,870,000	1,971,681
Valeant Pharmaceuticals International
144A 5.875% 5/15/23 #	385,000	395,587
144A 6.125% 4/15/25 #	635,000	654,844

		17,918,126

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)
Energy – 12.03%
Baytex Energy 144A 5.625% 6/1/24 #	1,720,000	$1,603,900
California Resources
5.50% 9/15/21	1,640,000	1,435,328
6.00% 11/15/24	1,180,000	1,020,700
Calumet Specialty Products Partners 7.625% 1/15/22	2,419,000	2,479,475
Chaparral Energy
7.625% 11/15/22	1,085,000	786,625
8.25% 9/1/21	928,000	691,360
CHC Helicopter 9.25% 10/15/20	877,500	642,769
Chesapeake Energy
4.875% 4/15/22	2,020,000	1,762,450
5.75% 3/15/23	1,150,000	1,046,500
Comstock Resources 144A 10.00% 3/15/20 #	1,930,000	1,750,664
CSI Compressco 144A 7.25% 8/15/22 #	1,205,000	1,156,800
Energy Transfer Equity 5.875% 1/15/24	1,405,000	1,464,010
EP Energy 144A 6.375% 6/15/23 #	795,000	799,969
Exterran Partners 6.00% 4/1/21	830,000	805,100
Genesis Energy 5.75% 2/15/21	2,300,000	2,282,750
Halcon Resources
144A 8.625% 2/1/20 #	160,000	158,600
9.75% 7/15/20	2,320,000	1,571,800
Laredo Petroleum
5.625% 1/15/22	885,000	880,575
7.375% 5/1/22	1,080,000	1,142,100
Linn Energy 6.25% 11/1/19	1,475,000	1,161,563
MarkWest Energy Partners 4.875% 12/1/24	1,495,000	1,468,837
Murphy Oil USA 6.00% 8/15/23	745,000	776,663
Northern Oil & Gas 8.00% 6/1/20	1,680,000	1,537,200
NuStar Logistics 6.75% 2/1/21	1,250,000	1,350,013
Oasis Petroleum 6.875% 3/15/22	2,035,000	2,075,700
Ocean Rig UDW 144A 7.25% 4/1/19 #	804,000	607,020
PBF Logistics 144A 6.875% 5/15/23 #	345,000	348,450
PDC Energy 7.75% 10/15/22	1,850,000	1,942,500
Pioneer Energy Services 6.125% 3/15/22	1,795,000	1,444,975
Rose Rock Midstream 144A 5.625% 11/15/23 #	830,000	807,175
Sabine Pass Liquefaction 144A 5.625% 3/1/25 #	1,040,000	1,033,500
Transocean
4.30% 10/15/22	450,000	340,875
6.875% 12/15/21	765,000	690,413
Weatherford International 4.50% 4/15/22	845,000	794,647

		39,861,006

Financial Services – 0.66%
Ally Financial 4.625% 3/30/25	500,000	477,500

High Yield Series-4

Delaware VIP® High Yield Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)
Financial Services (continued)
James Hardie International Finance 144A 5.875% 2/15/23 #	1,670,000	$1,728,450

		2,205,950

Healthcare – 5.29%
21st Century Oncology 144A 11.00% 5/1/23 #	640,000	633,600
Air Medical Merger Sub 144A 6.375% 5/15/23 #	1,785,000	1,686,825
Community Health Systems 6.875% 2/1/22	2,450,000	2,590,875
DaVita HealthCare Partners
5.00% 5/1/25	325,000	313,625
5.125% 7/15/24	415,000	408,775
HCA 5.375% 2/1/25	1,510,000	1,538,388
HealthSouth 5.75% 11/1/24	775,000	794,375
IASIS Healthcare 8.375% 5/15/19	2,075,000	2,152,813
Immucor 11.125% 8/15/19	2,526,000	2,690,190
Kinetic Concepts 10.50% 11/1/18	614,000	656,992
Mallinckrodt International Finance
4.75% 4/15/23	155,000	145,313
144A 5.50% 4/15/25 #	720,000	701,100
Omnicare 5.00% 12/1/24	375,000	405,000
Tenet Healthcare
144A 5.00% 3/1/19 #	660,000	662,475
144A 6.75% 6/15/23 #	300,000	306,375
8.125% 4/1/22	1,680,000	1,841,280

		17,528,001

Insurance – 1.42%
HUB International 144A 7.875% 10/1/21 #	1,800,000	1,840,500
USI 144A 7.75% 1/15/21 #	1,600,000	1,630,000
XLIT 6.50% 10/29/49 •	1,443,000	1,238,281

		4,708,781

Media – 11.56%
Altice
144A 7.625% 2/15/25 #	905,000	852,963
144A 7.75% 5/15/22 #	2,175,000	2,109,750
Altice Financing 144A 6.625% 2/15/23 #	1,710,000	1,701,963
CCO Holdings
144A 5.375% 5/1/25 #	620,000	605,275
144A 5.875% 5/1/27 #	1,160,000	1,135,350
Columbus International 144A
7.375% 3/30/21 #	2,150,000	2,319,313
CSC Holdings 5.25% 6/1/24	1,405,000	1,355,825
DISH DBS 5.875% 11/15/24	970,000	934,231
Gray Television 7.50% 10/1/20	2,655,000	2,824,256
iHeartCommunications
9.00% 12/15/19	300,000	287,025
9.00% 9/15/22	4,505,000	4,082,656
LIN Television 144A 5.875% 11/15/22 #	2,070,000	2,101,050
MDC Partners 144A 6.75% 4/1/20 #	640,000	640,000

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)
Media (continued)
Nexstar Broadcasting 144A 6.125% 2/15/22 #	430,000	$437,525
Numericable-SFR 144A 6.00% 5/15/22 #	2,385,000	2,356,678
Outfront Media Capital 5.875% 3/15/25	550,000	571,313
RCN Telecom Services 144A 8.50% 8/15/20 #	730,000	767,413
Sinclair Television Group 144A 5.625% 8/1/24 #	2,710,000	2,659,187
Sirius XM Radio 144A 5.375% 4/15/25 #	1,895,000	1,833,413
Tribune Media 144A 5.875% 7/15/22 #	1,340,000	1,353,400
Univision Communications 144A 5.125% 5/15/23 #	470,000	458,250
VTR Finance 144A 6.875% 1/15/24 #	3,380,000	3,462,303
WideOpenWest Finance
10.25% 7/15/19	2,471,000	2,647,059
13.375% 10/15/19	750,000	819,375

		38,315,573

Services – 8.06%
AECOM
144A 5.75% 10/15/22 #	700,000	710,500
144A 5.875% 10/15/24 #	845,000	858,731
Algeco Scotsman Global Finance
144A 8.50% 10/15/18 #	1,880,000	1,823,600
144A 10.75% 10/15/19 #	1,484,000	1,146,390
Avis Budget Car Rental 144A 5.25% 3/15/25 #	1,990,000	1,875,575
Blue Coat Holdings 144A 8.375% 6/1/23 #	1,595,000	1,626,900
BlueLine Rental Finance 144A 7.00% 2/1/19 #	905,000	934,413
Caesars Growth Properties Holdings 144A 9.375% 5/1/22 #	1,150,000	868,250
Covanta Holding 5.875% 3/1/24	760,000	761,900
ESH Hospitality 144A 5.25% 5/1/25 #	885,000	865,087
GEO Group
5.125% 4/1/23	625,000	626,563
5.875% 10/15/24	1,175,000	1,216,125
Mattamy Group 144A 6.50% 11/15/20 #	2,285,000	2,216,450
MGM Resorts International
6.00% 3/15/23	2,385,000	2,426,737
Navios South American Logistics 144A 7.25% 5/1/22 #	1,780,000	1,711,025
Pinnacle Entertainment
6.375% 8/1/21	570,000	607,763
7.75% 4/1/22	869,000	958,073
United Rentals North America
5.50% 7/15/25	345,000	334,650
5.75% 11/15/24	2,660,000	2,633,400
Vander Intermediate Holding II 144A PIK 9.75% 2/1/19 #T	640,000	633,600

High Yield Series-5

Delaware VIP® High Yield Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)
Services (continued)
West 144A 5.375% 7/15/22 #	1,990,000	$1,868,113

		26,703,845

Technology & Electronics – 3.72%
Avaya 144A 7.00% 4/1/19 #	320,000	314,400
CommScope 144A 5.50% 6/15/24 #	1,960,000	1,913,450
CommScope Technologies Finance 144A 6.00% 6/15/25 #	590,000	589,263
Entegris 144A 6.00% 4/1/22 #	1,665,000	1,717,031
First Data
11.25% 1/15/21	1,598,000	1,777,775
11.75% 8/15/21	991,000	1,117,353
Infinity Acquisition 144A 7.25% 8/1/22 #	750,000	708,750
Infor Software Parent 144A PIK 7.125% 5/1/21 #T	2,500,000	2,515,625
Italics Merger Sub 144A 7.125% 7/15/23 #	635,000	628,650
Micron Technology
144A 5.25% 1/15/24 #	805,000	762,234
144A 5.625% 1/15/26 #	320,000	296,400

		12,340,931

Telecommunications – 10.44%
Altice US Finance 144A 7.75% 7/15/25 #	1,270,000	1,222,375
CenturyLink 6.75% 12/1/23	1,075,000	1,082,390
Cogent Communications Finance 144A 5.625% 4/15/21 #	1,435,000	1,366,837
Cogent Communications Group 144A 5.375% 3/1/22 #	500,000	495,625
Communications Sales & Leasing 144A 8.25% 10/15/23 #	645,000	635,325
Digicel 144A 6.75% 3/1/23 #	1,405,000	1,380,834
Digicel Group
144A 7.125% 4/1/22 #	820,000	780,804
144A 8.25% 9/30/20 #	3,174,000	3,197,805
Equinix 5.75% 1/1/25	1,105,000	1,099,475
Hughes Satellite Systems 7.625% 6/15/21	1,050,000	1,159,147
Intelsat Luxembourg
7.75% 6/1/21	1,810,000	1,518,137
8.125% 6/1/23	4,805,000	4,012,175
Level 3 Communications 5.75% 12/1/22	1,080,000	1,074,600
Level 3 Financing 144A 5.375% 5/1/25 #	1,820,000	1,756,300
Millicom International Cellular 144A 6.625% 10/15/21 #	435,000	449,137
Sprint
7.125% 6/15/24	2,265,000	2,106,677
7.25% 9/15/21	1,455,000	1,422,263
7.875% 9/15/23	1,160,000	1,134,248
T-Mobile USA
6.00% 3/1/23	555,000	569,569

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)
Telecommunications (continued)
T-Mobile USA
6.25% 4/1/21	925,000	$950,437
6.375% 3/1/25	1,160,000	1,189,000
UPCB Finance IV 144A 5.375% 1/15/25 #	495,000	474,953
Wind Acquisition Finance
144A 4.75% 7/15/20 #	275,000	271,563
144A 7.375% 4/23/21 #	1,710,000	1,733,513
Windstream Services
7.50% 6/1/22	130,000	114,725
7.50% 4/1/23	540,000	473,850
7.75% 10/1/21	595,000	547,400
Zayo Group 144A 6.00% 4/1/23 #	2,400,000	2,376,480

		34,595,644

Utilities – 4.34%
Abengoa Yield 144A 7.00% 11/15/19 #	1,350,000	1,397,250
AES 5.50% 4/15/25	1,545,000	1,475,475
AES Gener 144A 8.375% 12/18/73 #•	765,000	835,763
Calpine
5.375% 1/15/23	1,375,000	1,357,813
5.50% 2/1/24	835,000	812,037
DPL 144A 6.75% 10/1/19 #	1,495,000	1,595,913
Dynegy
5.875% 6/1/23	1,075,000	1,056,187
144A 7.375% 11/1/22 #	870,000	915,675
144A 7.625% 11/1/24 #	1,155,000	1,227,187
Enel 144A 8.75% 9/24/73 #•	2,024,000	2,330,130
GenOn Energy 9.875% 10/15/20	1,350,000	1,380,375

		14,383,805

Total Corporate Bonds (cost $303,696,172)		296,637,640

Senior Secured Loans – 5.03% «
21st Century Oncology Tranche B 1st Lien 6.50% 4/28/22	720,000	714,600
Applied Systems 2nd Lien 7.50% 1/23/22	1,625,309	1,633,435
Atkore International 2nd Lien 7.75% 10/9/21	915,000	860,862
Avaya Tranche B-3 4.50% 10/26/17	701,365	698,691
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	1,735,000	1,751,989
CD&R Millennium Holdco 6 (Mauser Holdings) 2nd Lien 8.25% 7/31/22	1,435,000	1,422,444
Drillship Ocean Ventures (Ocean Rig) Tranche B 1st Lien 5.50% 7/25/21	463,756	396,975
Flint Group 2nd Lien 8.25% 9/7/22	1,590,000	1,582,050
Green Energy Partners (Panda Stonewall) Tranche B 6.50% 11/13/21	1,015,000	1,030,859

High Yield Series-6

Delaware VIP® High Yield Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Senior Secured Loans « (continued)
iHeartCommunications (Clear Channel Communications) Tranche D 6.75% 1/30/19	970,000	$898,058
Marina District Finance (Borgata) Tranche B 1st Lien 6.50% 8/15/18	1,490,318	1,506,552
Moxie Patriot Tranche B1 6.75% 12/19/20	695,000	697,606
Old HB (Hostess Brands) 1st Lien 6.75% 3/20/20	1,361,250	1,395,281
Panda Liberty (Moxie Liberty) Tranche B 7.50% 8/21/20	695,000	696,737
Rite Aid 2nd Lien 5.75% 8/21/20	693,000	700,507
Solenis International 2nd Lien 7.75% 7/31/22	715,000	693,774

Total Senior Secured Loans (cost $16,789,643)		16,680,420

	Number of shares

Common Stock – 0.00%
Century Communications =†	2,820,000	0

Total Common Stock (cost $85,371)		0

Preferred Stock – 0.90%
Ally Financial 144A 7.00% #	1,902	1,931,421
GMAC Capital Trust I 8.125% •	40,000	1,039,200

Total Preferred Stock (cost $2,856,005)		2,970,621

Total Value of Securities – 98.35% (cost $333,071,554)

	Principal amount°	Value (U.S. $)

Short-Term Investments – 2.85%
Repurchase Agreements – 2.85%
Bank of America Merrill Lynch 0.05%, dated 6/30/15, to be repurchased on 7/1/15, repurchase price $2,619,294 (collateralized by U.S. government obligations 0.125%-0.625% 4/15/17-6/30/17; market value $2,671,678)	2,619,291	$2,619,291
Bank of Montreal 0.07%, dated 6/30/15, to be repurchased on 7/1/15, repurchase price $4,365,493 (collateralized by U.S. government obligations 0.25%-8.00% 1/31/16-8/15/23; market value $4,452,794)	4,365,485	4,365,485
BNP Paribas 0.08%, dated 6/30/15, to be repurchased on 7/1/15, repurchase price $2,452,203 (collateralized by U.S. government obligations 0.00%-6.375% 8/15/19-11/15/44; market value $2,501,243)	2,452,197	2,452,197

Total Short-Term Investments (cost $9,436,973)		9,436,973

		$325,918,904

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2015, the aggregate value of Rule 144A securities was $173,442,307, which represents 52.34% of the Series’ net assets. See Note 9 in “Notes to financial statements.”

T	100% of the income received was in the form of additional cash.
=

Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Series’ net assets. See Note 1 in “Notes to financial statements.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
•	Variable rate security. The rate shown is the rate as of June 30, 2015. Interest rates reset periodically.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2015.

High Yield Series-7

Delaware VIP® High Yield Series

Schedule of investments (continued)

Unfunded Commitments

The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following commitment was outstanding at June 30, 2015:

Borrower	Unfunded Amount	Cost	Value	Unrealized Appreciation (Depreciation)
SS&C Technologies	$1,660,000	$1,660,000	$1,660,000	$—

PIK – Payment-in-kind

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-8

Delaware VIP® Trust — Delaware VIP High Yield Series
Statement of assets and liabilities	June 30, 2015 (Unaudited)

Assets:
Investments, at value[1]	$316,481,931
Short-term investments, at value[2]	9,436,973
Cash	1,133,910
Interest receivable	5,056,416
Receivable for securities sold	4,674,890
Receivable for series shares sold	172,173

Total assets	336,956,293

Liabilities:
Payable for securities purchased	2,912,035
Payable for series shares redeemed	152,470
Investment management fees payable	181,845
Other accrued expenses	131,615
Distribution fees payable to affiliates	41,536
Other affiliates payable	7,129
Trustees’ fees and expenses payable	1,058
Other liabilities	2,148,795

Total liabilities	5,576,483

Total Net Assets	$331,379,810

Net Assets Consist of:
Paid-in capital	$333,638,783
Undistributed net investment income	10,162,489
Accumulated net realized loss on investments	(5,268,812)
Net unrealized depreciation of investments	(7,152,650)

Total Net Assets	$331,379,810

Standard Class:
Net assets	$136,239,716
Shares of beneficial interest outstanding, unlimited authorization, no par	25,597,406
Net asset value per share	$5.32

Service Class:
Net assets	$195,140,094
Shares of beneficial interest outstanding, unlimited authorization, no par	36,751,050
Net asset value per share	$5.31

[1] Investments, at cost	$323,634,581
[2] Short-term investments, at cost	9,436,973

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-9

Delaware VIP® Trust —

Delaware VIP High Yield Series

Statement of operations

Six months ended June 30, 2015 (Unaudited)

Delaware VIP Trust —

Delaware VIP High Yield Series

Statements of changes in net assets

Investment Income:
Interest	$11,627,943
Dividends	145,679

11,773,622

Expenses:
Management fees	1,123,989
Distribution expenses - Service Class	310,168
Reports and statements to shareholders	80,801
Accounting and administration expenses	54,738
Audit and tax	18,957
Legal fees	15,469
Dividend disbursing and transfer agent fees and expenses	14,621
Custodian fees	9,581
Trustees’ fees and expenses	8,745
Registration fees	696
Other	9,344

1,647,109
Less expenses waived	(4)
Less waived distribution expenses - Service Class	(51,694)

Total operating expenses	1,595,411

Net Investment Income	10,178,211

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(5,003,449)
Foreign currencies	269
Foreign currency exchange contracts	(14)

Net realized loss	(5,003,194)
Net change in unrealized appreciation (depreciation)	807,436

Net Realized And Unrealized Loss	(4,195,758)

Net Increase in Net Assets Resulting from Operations	$5,982,453

	Six months ended 6/30/15 (Unaudited)	Year ended 12/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,178,211	$21,647,588
Net realized gain (loss)	(5,003,194)	5,239,487
Net change in unrealized appreciation (depreciation)	807,436	(27,141,773)

Net increase (decrease) in net assets resulting from operations	5,982,453	(254,698)

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(8,984,307)	(10,368,298)
Service Class	(12,848,401)	(15,767,096)

Net realized gain:
Standard Class	(1,883,806)	(2,468,643)
Service Class	(2,807,214)	(3,893,110)

	(26,523,728)	(32,497,147)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	5,389,519	22,426,305
Service Class	9,195,177	9,807,993

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	10,868,113	12,836,941
Service Class	15,655,615	19,660,206

	41,108,424	64,731,445

Cost of shares redeemed:
Standard Class	(11,249,558)	(33,648,960)
Service Class	(25,780,618)	(52,720,079)

	(37,030,176)	(86,369,039)

Increase (decrease) in net assets derived from capital share transactions	4,078,248	(21,637,594)

Net Decrease in Net Assets	(16,463,027)	(54,389,439)

Net Assets:
Beginning of period	347,842,837	402,232,276

End of period	$331,379,810	$347,842,837

Undistributed net investment income	$10,162,489	$21,816,986

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-10

Delaware VIP® Trust — Delaware VIP High Yield Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Standard Class
	Six months
	ended
	6/30/15[1]	Year ended

	(Unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$ 5.670	$6.190	$6.110	$5.680	$6.040	$5.670

Income (loss) from investment operations:
Net investment income[2]	0.168	0.341	0.385	0.440	0.468	0.484
Net realized and unrealized gain (loss)	(0.068)	(0.341)	0.157	0.519	(0.309)	0.349

Total from investment operations	0.100	—	0.542	0.959	0.159	0.833

Less dividends and distributions from:
Net investment income	(0.372)	(0.420)	(0.462)	(0.529)	(0.519)	(0.463)
Net realized gain	(0.078)	(0.100)	—	—	—	—

Total dividends and distributions	(0.450)	(0.520)	(0.462)	(0.529)	(0.519)	(0.463)

Net asset value, end of period	$ 5.320	$5.670	$6.190	$6.110	$5.680	$6.040

Total return[3]	1.62%	(0.29% )	9.22%	17.82%	2.38%	15.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$136,240	$139,666	$151,253	$147,293	$117,636	$127,294
Ratio of expenses to average net assets	0.77%	0.75%	0.74%	0.74%	0.74%	0.76%
Ratio of net investment income to average net assets	6.04%	5.67%	6.34%	7.52%	8.02%	8.42%
Portfolio turnover	52%	103%	88%	76%	78%	115%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-11

Delaware VIP® High Yield Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Service Class
	Six months
	ended
	6/30/15[1]	Year ended

	(Unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$ 5.650	$6.170	$6.090	$5.670	$6.020	$5.660

Income (loss) from investment operations:
Net investment income[2]	0.161	0.325	0.369	0.424	0.454	0.469
Net realized and unrealized gain (loss)	(0.066)	(0.340)	0.158	0.510	(0.299)	0.342

Total from investment operations	0.095	(0.015)	0.527	0.934	0.155	0.811

Less dividends and distributions from:
Net investment income	(0.357)	(0.405)	(0.447)	(0.514)	(0.505)	(0.451)
Net realized gain	(0.078)	(0.100)	—	—	—	—

Total dividends and distributions	(0.435)	(0.505)	(0.447)	(0.514)	(0.505)	(0.451)

Net asset value, end of period	$ 5.310	$5.650	$6.170	$6.090	$5.670	$6.020

Total return[3]	1.54%	(0.54% )	8.98%	17.35%	2.33%	14.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$195,140	$208,177	$250,979	$274,221	$266,435	$343,403
Ratio of expenses to average net assets	1.02%	1.00%	0.99%	0.99%	0.99%	1.01%
Ratio of expenses to average net assets prior to fees waived	1.07%	1.05%	1.04%	1.04%	1.04%	1.06%
Ratio of net investment income to average net assets	5.79%	5.42%	6.09%	7.27%	7.77%	8.17%
Ratio of net investment income to average net assets prior to fees waived	5.74%	5.37%	6.04%	7.22%	7.72%	8.12%
Portfolio turnover	52%	103%	88%	76%	78%	115%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-12

Delaware VIP® Trust — Delaware VIP High Yield Series

Notes to financial statements

June 30, 2015 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP High Yield Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2011–Dec. 31, 2014), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2015.

Use of Estimates—The Series is an investment company, whose financial statements are prepared. in conformity with U.S. GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively over the lives of the respective securities using the effective interest method. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

High Yield Series-13

Delaware VIP® High Yield Series

Notes to financial statements

1. Significant Accounting Policies (continued)

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2015.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2015, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

The manager has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual series operating expenses from exceeding 0.74% of the Series’ average daily net assets from April 29, 2015 through June 30, 2015.*

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2015, the Series was charged $8,159 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2015, the Series was charged $12,969 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan. 1, 2015 through June 30, 2015** in order to limit distribution and service fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2015, the Series was charged $4,824 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period is from April 29, 2015 through April 30, 2016. Prior to April 29, 2015, there was no waiver for the Series.

**The contractual waiver period is from April 30, 2014 through April 30, 2016.

3. Investments

For the six months ended June 30, 2015, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$171,696,554
Sales	185,732,226

High Yield Series-14

Delaware VIP® High Yield Series

Notes to financial statements

3. Investments (continued)

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Depreciation
$333,060,727	$3,776,905	$(10,918,728)	$(7,141,823)

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$296,830,890	$ —	$296,830,890
Senior Secured Loans	—	16,680,420	—	16,680,420
Common Stock	—	—	—	—
Preferred Stock[1]	1,039,200	1,931,421	—	2,970,621
Short-Term Investments	—	9,436,973	—	9,436,973

Total	$1,039,200	$324,879,704	$ —	$325,918,904

1Security type is valued across multiple levels. The amount attributed to Level 1 investments and Level 2 investments represents the following percentages of the total market value of these security types for the Series. Level 1 investments represent exchange-traded investments, while Level 2 investments represent investments with observable inputs or matrix priced investments.

	Level 1	Level 2	Total
Preferred Stock	34.98%	65.02%	100.00%

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in these tables.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

High Yield Series-15

Delaware VIP® High Yield Series

Notes to financial statements

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/15	Year ended 12/31/14
Shares sold:
Standard Class	960,041	3,708,459
Service Class	1,625,788	1,635,640

Shares issued upon reinvestment of dividends and distributions:
Standard Class	2,005,187	2,186,872
Service Class	2,893,829	3,354,984

	7,484,845	10,885,955

Shares redeemed:
Standard Class	(2,013,102)	(5,685,630)
Service Class	(4,634,601)	(8,804,545)

	(6,647,703)	(14,490,175)

Net increase (decrease)	837,142	(3,604,220)

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expires on Nov. 9, 2015.

The Series had no amounts outstanding as of June 30, 2015 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. At June 30, 2015, no foreign currency exchange contracts were outstanding at June 30, 2015.

During the six months ended June 30, 2015, the Series entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended June 30, 2015, the Series had foreign currency risk, which is disclosed as “Net realized gain on foreign currency exchange contracts” in the “Statement of operations.”

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Delaware VIP® High Yield Series

Notes to financial statements

6. Derivatives (continued)

Futures Contracts

A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objectives. The Series uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2015, the Series had no futures contracts outstanding.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities”, and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivatives liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At June 30, 2015, the Series had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$2,619,291	$(2,619,291)	$—	$—
Bank of Montreal	4,365,485	(4,365,485)	—	—
BNP Paribas	2,452,197	(2,452,197)	—	—
Total	$9,436,973	$(9,436,973)	$—	$—

(a) Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

8. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which,

High Yield Series-17

Delaware VIP® High Yield Series

Notes to financial statements

8. Securities Lending (continued)

together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization, and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent, and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2015, the Series had no securities out on loan.

9. Credit and Market Risk

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to

High Yield Series-18

Delaware VIP® High Yield Series

Notes to financial statements

9. Credit and Market Risk (continued)

DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of June 30, 2015, no securities held by the Series have been determined to be illiquid under the Series’ Liquidity Procedures. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management has determined that this pronouncement has no impact on the Series’ financial statements.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2015 that would require recognition or disclosure in the Series’ financial statements.

High Yield Series-19

Delaware VIP® Trust — Delaware VIP High Yield Series

Other Series Information (Unaudited)

Proxy Results

At Joint Special Meetings of Shareholders of Delaware VIP Trust (the “Trust”), on behalf of Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Smid Cap Growth Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series (each, a “Series”), held on March 31, 2015, the shareholders of the Trust/the Series voted to: (i) elect a Board of Trustees for the Trust; (ii) approve the implementation of a new “manager of managers” order for each Series; (iii) revise the fundamental investment restriction relating to lending for each Series; and (iv)(a) revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (iv)(b) revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (iv)(c) revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

A quorum of shares outstanding of each Series of the Trust was present, and the votes passed with a plurality of these Shares.

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	526,678,064.683	87.070%	95.993%	21,984,922.103	3.635%	4.007%
Ann D. Borowiec	526,264,974.988	87.002%	95.918%	22,398,011.798	3.703%	4.082%
Joseph W. Chow	526,415,411.906	87.027%	95.945%	22,247,574.880	3.678%	4.055%
Patrick P. Coyne	526,484,168.284	87.038%	95.958%	22,178,818.502	3.667%	4.042%
John A. Fry	526,252,958.816	87.000%	95.916%	22,410,027.970	3.705%	4.084%
Lucinda S. Landreth	526,602,085.810	87.058%	95.979%	22,060,900.976	3.647%	4.021%
Frances A. Sevilla- Sacasa	525,787,127.347	86.923%	96.831%	22,875,859.439	3.782%	4.169%
Thomas K. Whitford	527,047,577.123	87.132%	95.060%	21,615,409.663	3.573%	3.940%
Janet L. Yeomans	526,214,774.091	86.994%	95.909%	22,448,212.695	3.711%	4.091%
J. Richard Zecher	525,710,082.652	86.910%	95.817%	22,952,904.134	3.795%	4.183%

2. To approve the implementation of a new “manager of managers” order.

A quorum of the shares outstanding of the Series was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware VIP Diversified Income Series

Shares voted for	179,533,687.260
Percentage of outstanding shares	84.017%
Percentage of shares voted	90.774%
Shares voted against	8,383,244.447
Percentage of outstanding shares	3.923%
Percentage of shares voted	4.239%
Shares abstained	9,864,005.119
Percentage of outstanding shares	4.616%
Percentage of shares voted	4.987%
Broker non-votes	—

High Yield Series-20

Delaware VIP® Trust — Delaware VIP High Yield Series

Other Series Information (Unaudited)

Proxy Results (continued)

Delaware VIP Emerging Markets Series

Shares voted for	21,664,190.259
Percentage of outstanding shares	78.496%
Percentage of shares voted	91.558%
Shares voted against	891,440.937
Percentage of outstanding shares	3.230%
Percentage of shares voted	3.767%
Shares abstained	1,105,968.815
Percentage of outstanding shares	4.007%
Percentage of shares voted	4.674%
Broker non-votes	—

Delaware VIP High Yield Series

Shares voted for	49,544,742.708
Percentage of outstanding shares	81.361%
Percentage of shares voted	90.107%
Shares voted against	2,934,638.577
Percentage of outstanding shares	4.819%
Percentage of shares voted	5.337%
Shares abstained	2,504,911.809
Percentage of outstanding shares	4.114%
Percentage of shares voted	4.556%
Broker non-votes	—

Delaware VIP International Value Equity Series

Shares voted for	4,486,133.331
Percentage of outstanding shares	84.064%
Percentage of shares voted	86.689%
Shares voted against	371,219.892
Percentage of outstanding shares	6.956%
Percentage of shares voted	7.173%
Shares abstained	317,615.637
Percentage of outstanding shares	5.952%
Percentage of shares voted	6.138%
Broker non-votes	—

Delaware VIP Limited-Term Diversified Income Series

Shares voted for	132,127,100.461
Percentage of outstanding shares	88.414%
Percentage of shares voted	90.095%
Shares voted against	5,808,130.763
Percentage of outstanding shares	3.887%
Percentage of shares voted	3.960%
Shares abstained	8,718,218.458
Percentage of outstanding shares	5.834%
Percentage of shares voted	5.945%
Broker non-votes	—

High Yield Series-21

Delaware VIP® Trust — Delaware VIP High Yield Series

Other Series Information (Unaudited)

Proxy Results (continued)

Delaware VIP REIT Series

Shares voted for	26,815,788.663
Percentage of outstanding shares	80.781%
Percentage of shares voted	91.598%
Shares voted against	1,239,672.430
Percentage of outstanding shares	3.734%
Percentage of shares voted	4.234%
Shares abstained	1,220,115.616
Percentage of outstanding shares	3.676%
Percentage of shares voted	4.168%
Broker non-votes	—

Delaware VIP Small Cap Value Series

Shares voted for	20,167,531.570
Percentage of outstanding shares	73.957%
Percentage of shares voted	90.893%
Shares voted against	1,011,464.218
Percentage of outstanding shares	3.709%
Percentage of shares voted	4.559%
Shares abstained	1,009,169.258
Percentage of outstanding shares	3.701%
Percentage of shares voted	4.548%
Broker non-votes	0.001

Delaware VIP Smid Cap Growth Series

Shares voted for	15,836,485.164
Percentage of outstanding shares	80.371%
Percentage of shares voted	88.722%
Shares voted against	1,067,437.855
Percentage of outstanding shares	5.417%
Percentage of shares voted	5.980%
Shares abstained	945,601.959
Percentage of outstanding shares	4.799%
Percentage of shares voted	5.298%
Broker non-votes	—

Delaware VIP U.S. Growth Series

Shares voted for	25,576,018.399
Percentage of outstanding shares	66.205%
Percentage of shares voted	89.891%
Shares voted against	1,384,891.646
Percentage of outstanding shares	3.585%
Percentage of shares voted	4.867%
Shares abstained	1,491,227.310
Percentage of outstanding shares	3.860%
Percentage of shares voted	5.241%
Broker non-votes	—

High Yield Series-22

Delaware VIP® Trust — Delaware VIP High Yield Series

Other Series Information (Unaudited)

Proxy Results (continued)

Delaware VIP Value Series

Shares voted for	21,096,344.681
Percentage of outstanding shares	72.432%
Percentage of shares voted	93.172%
Shares voted against	635,957.509
Percentage of outstanding shares	2.183%
Percentage of shares voted	2.809%
Shares abstained	910,032.032
Percentage of outstanding shares	3.124%
Percentage of shares voted	4.019%
Broker non-votes	0.001

3. To revise the fundamental investment restriction related to lending.

A quorum of the shares outstanding of the Series was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware VIP Diversified Income Series

Shares voted for	176,844,463.582
Percentage of outstanding shares	82.758%
Percentage of shares voted	89.414%
Shares voted against	9,890,294.147
Percentage of outstanding shares	4.628%
Percentage of shares voted	5.001%
Shares abstained	11,046,179.097
Percentage of outstanding shares	5.169%
Percentage of shares voted	5.585%
Broker non-votes	—

Delaware VIP Emerging Markets Series

Shares voted for	21,155,701.765
Percentage of outstanding shares	76.654%
Percentage of shares voted	89.409%
Shares voted against	1,148,187.741
Percentage of outstanding shares	4.160%
Percentage of shares voted	4.853%
Shares abstained	1,357,710.506
Percentage of outstanding shares	4.919%
Percentage of shares voted	5.738%
Broker non-votes	—

High Yield Series-23

Delaware VIP® Trust — Delaware VIP High Yield Series

Other Series Information (Unaudited)

Proxy Results (continued)

Delaware VIP High Yield Series

Shares voted for	48,169,080.642
Percentage of outstanding shares	79.102%
Percentage of shares voted	87.605%
Shares voted against	3,819,285.510
Percentage of outstanding shares	6.272%
Percentage of shares voted	6.946%
Shares abstained	2,995,926.942
Percentage of outstanding shares	4.920%
Percentage of shares voted	5.449%
Broker non-votes	—

Delaware VIP International Value Equity Series

Shares voted for	4,441,418.869
Percentage of outstanding shares	83.226%
Percentage of shares voted	85.825%
Shares voted against	450,645.832
Percentage of outstanding shares	8.445%
Percentage of shares voted	8.708%
Shares abstained	282,904.158
Percentage of outstanding shares	5.301%
Percentage of shares voted	5.467%
Broker non-votes	—

Delaware VIP Limited-Term Diversified Income Series

Shares voted for	129,567,125.428
Percentage of outstanding shares	86.701%
Percentage of shares voted	88.349%
Shares voted against	7,071,982.835
Percentage of outstanding shares	4.732%
Percentage of shares voted	4.822%
Shares abstained	10,014,341.420
Percentage of outstanding shares	6.701%
Percentage of shares voted	6.829%
Broker non-votes	—

Delaware VIP REIT Series

Shares voted for	26,161,089.640
Percentage of outstanding shares	78.808%
Percentage of shares voted	89.361%
Shares voted against	1,638,902.001
Percentage of outstanding shares	4.937%
Percentage of shares voted	5.598%
Shares abstained	1,475,585.067
Percentage of outstanding shares	4.445%
Percentage of shares voted	5.040%
Broker non-votes	—

High Yield Series-24

Delaware VIP® Trust — Delaware VIP High Yield Series

Other Series Information (Unaudited)

Proxy Results (continued)

Delaware VIP Small Cap Value Series

Shares voted for	20,054,612.491
Percentage of outstanding shares	73.543%
Percentage of shares voted	90.384%
Shares voted against	1,106,997.851
Percentage of outstanding shares	4.060%
Percentage of shares voted	4.989%
Shares abstained	1,026,554.705
Percentage of outstanding shares	3.765%
Percentage of shares voted	4.627%
Broker non-votes	0.001

Delaware VIP Smid Cap Growth Series

Shares voted for	15,162,100.040
Percentage of outstanding shares	76.948%
Percentage of shares voted	84.944%
Shares voted against	1,491,769.928
Percentage of outstanding shares	7.571%
Percentage of shares voted	8.357%
Shares abstained	1,195,655.010
Percentage of outstanding shares	6.068%
Percentage of shares voted	6.699%
Broker non-votes	—

Delaware VIP U.S. Growth Series

Shares voted for	25,178,954.037
Percentage of outstanding shares	65.177%
Percentage of shares voted	88.496%
Shares voted against	1,596,431.587
Percentage of outstanding shares	4.132%
Percentage of shares voted	5.611%
Shares abstained	1,676,751.732
Percentage of outstanding shares	4.340%
Percentage of shares voted	5.893%
Broker non-votes	—

Delaware VIP Value Series

Shares voted for	20,406,314.522
Percentage of outstanding shares	70.063%
Percentage of shares voted	90.125%
Shares voted against	1,108,793.968
Percentage of outstanding shares	3.807%
Percentage of shares voted	4.897%
Shares abstained	1,127,225.732
Percentage of outstanding shares	3.870%
Percentage of shares voted	4.978%
Broker non-votes	0.001

High Yield Series-25

Delaware VIP® Trust — Delaware VIP High Yield Series

Other Series Information (Unaudited)

Proxy Results (continued)

4. (a) To revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Shares voted for	497,844,902.446
Percentage of outstanding shares	82.304%
Percentage of shares voted	90.738%
Shares voted against	19,207,063.218
Percentage of outstanding shares	3.175%
Percentage of shares voted	3.501%
Shares abstained	31,611,021.120
Percentage of outstanding shares	5.226%
Percentage of shares voted	5.761%
Broker non-votes	0.002

4. (b) To revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Shares voted for	493,083,609.898
Percentage of outstanding shares	81.517%
Percentage of shares voted	89.870%
Shares voted against	24,097,482.106
Percentage of outstanding shares	3.984%
Percentage of shares voted	4.392%
Shares abstained	31,481,894.780
Percentage of outstanding shares	5.205%
Percentage of shares voted	5.738%
Broker non-votes	0.002

4. (c) To revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Shares voted for	503,119,718.443
Percentage of outstanding shares	83.176%
Percentage of shares voted	91.699%
Shares voted against	16,786,089.541
Percentage of outstanding shares	2.775%
Percentage of shares voted	3.059%
Shares abstained	28,757,178.800
Percentage of outstanding shares	4.754%
Percentage of shares voted	5.241%
Broker non-votes	0.002

High Yield Series-26

Delaware VIP® Trust — Delaware VIP High Yield Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPHY 20546 [8/15] (14966)	High Yield Series-27

Delaware VIP® Trust
Delaware VIP International Value Equity Series
Semiannual report
June 30, 2015

Investments in Delaware VIP® International Value Equity Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2015, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP International Value Equity Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Disclosure of Series expenses

For the six-month period from January 1, 2015 to June 30, 2015 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2015 to June 30, 2015.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*

Actual Series return†

Standard Class	$1,000.00	$1,064.20	1.06%	$5.43

Service Class	1,000.00	1,062.60	1.31%	6.70

Hypothetical 5% return (5% return before expenses)

Standard Class	$1,000.00	$1,019.54	1.06%	$5.31

Service Class	1,000.00	1,018.30	1.31%	6.56

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

International Value Equity Series-1

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Security type / country and sector allocations

As of June 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Security type / sector	Percentage of net assets

Common Stock by Country	95.86%

Australia	1.22%

Canada	6.07%

China/Hong Kong	5.59%

Denmark	1.99%

France	15.69%

Germany	3.94%

Indonesia	1.38%

Israel	4.35%

Italy	2.57%

Japan	23.31%

Netherlands	4.41%

Norway	0.17%

Russia	1.12%

Sweden	5.53%

Switzerland	6.32%

United Kingdom	12.20%

Short-Term Investments	3.89%

Securities Lending Collateral	5.99%

Total Value of Securities	105.74%

Obligation to Return Securities Lending Collateral	(5.99)%

Receivables and Other Assets Net of Liabilities	0.25%

Total Net Assets	100.00%

Common stock by sector	Percentage of net assets

Consumer Discretionary	14.22%

Consumer Staples	10.10%

Energy	5.43%

Financials	19.46%

Healthcare	13.05%

Industrials	14.76%

Information Technology	6.86%

Materials	4.14%

Telecommunication Services	6.76%

Utilities	1.08%

Total	95.86%

International Value Equity Series-2

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Schedule of investments

June 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 95.86% Δ
Australia – 1.22%
Coca-Cola Amatil	111,809	$789,080

		789,080

Canada – 6.07%
AuRico Gold	108,735	310,746
CGI Group Class A †	48,714	1,904,962
Suncor Energy	33,000	908,742
WestJet Airlines @	27,385	573,042
Yamana Gold	73,683	221,780

		3,919,272

China/Hong Kong – 5.59%
CNOOC	738,000	1,047,295
Techtronic Industries	272,359	892,474
Yue Yuen Industrial Holdings	499,000	1,670,543

		3,610,312

Denmark – 1.99%
Carlsberg Class B	14,141	1,283,337

		1,283,337

France – 15.69%
AXA	90,868	2,291,691
Kering *	4,694	837,781
Publicis Groupe *	8,012	592,169
Rexel	36,263	584,376
Sanofi	21,589	2,123,042
Teleperformance *	20,097	1,419,304
TOTAL	18,441	895,432
Vinci	23,948	1,384,618

		10,128,413

Germany – 3.94%
Deutsche Post *	47,149	1,376,947
STADA Arzneimittel	34,632	1,167,711

		2,544,658

Indonesia – 1.38%
Bank Rakyat Indonesia Persero	1,148,655	891,699

		891,699

Israel – 4.35%
Teva Pharmaceutical Industries ADR	47,500	2,807,250

		2,807,250

Italy – 2.57%
Saipem *†	51,357	542,300
UniCredit	165,690	1,112,536

		1,654,836

Japan – 23.31%
East Japan Railway	18,956	1,705,947
ITOCHU	138,035	1,824,445
Japan Tobacco	41,800	1,489,855
Mitsubishi UFJ Financial Group	367,635	2,643,823
Nippon Telegraph & Telephone	60,518	2,193,122
Nitori Holdings	21,858	1,783,087
Sumitomo Rubber Industries	71,100	1,102,474

	Number of shares	Value (U.S. $)

Common Stock Δ (continued)
Japan (continued)
Toyota Motor	34,343	$2,302,727

		15,045,480

Netherlands – 4.41%
ING Groep CVA	100,141	1,652,828
Koninklijke Philips	46,947	1,193,944

		2,846,772

Norway – 0.17%
Subsea 7 *	11,204	109,660

		109,660

Russia – 1.12%
Mobile TeleSystems ADR	74,000	723,720

		723,720

Sweden – 5.53%
Nordea Bank	170,460	2,125,444
Tele2 Class B	124,145	1,443,155

		3,568,599

Switzerland – 6.32%
Aryzta †	35,563	1,753,615
Novartis	23,575	2,323,710

		4,077,325

United Kingdom – 12.20%
Meggitt	120,768	884,941
National Grid	54,530	700,112
Playtech	85,877	1,104,331
Rexam	141,368	1,226,010
Rio Tinto	22,207	912,009
Standard Chartered	114,992	1,840,966
Tesco	360,624	1,204,258

		7,872,627

Total Common Stock (cost $57,974,223)		61,873,040

	Principal amount°
Short-Term Investments – 3.89%
Discount Notes – 1.81% ≠
Federal Home Loan Bank
0.04% 7/21/15	42,837	42,837
0.05% 8/14/15	124,063	124,058
0.055% 7/31/15	98,462	98,461
0.065% 8/5/15	59,716	59,715
0.065% 9/2/15	171,349	171,334
0.07% 8/11/15	148,800	148,795
0.08% 7/17/15	45,845	45,845
0.08% 7/22/15	61,127	61,126
0.095% 7/14/15	106,648	106,648
0.10% 10/23/15	171,349	171,301
Freddie Mac 0.075% 10/1/15	138,875	138,843

		1,168,963

International Value Equity Series-3

Delaware VIP® International Value Equity Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)
Repurchase Agreements – 2.08%
Bank of America Merrill Lynch 0.05%, dated 6/30/15, to be repurchased on 7/1/15, repurchase price $372,189 (collateralized by U.S. government obligations 0.125%–0.625% 4/15/17–6/30/17; market value $379,632)	372,188	$372,188
Bank of Montreal 0.07%, dated 6/30/15, to be repurchased on 7/1/15, repurchase price $620,315 (collateralized by U.S. government obligations 0.25%–8.00% 1/31/16–8/15/23; market value $632,720)	620,314	620,314

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.08%, dated 6/30/15, to be repurchased on 7/1/15, repurchase price $348,446 (collateralized by U.S. government obligations 0.00%–6.375% 8/15/19–11/15/44; market value $355,414)	348,445	$348,445

		1,340,947

Total Short-Term Investments (cost $2,509,881)		2,509,910

Securities Lending Collateral – 5.99% **
Investment Company
Delaware Investments® Collateral Fund No. 1	3,864,116	3,864,116

Total Securities Lending Collateral (cost $3,864,116)		3,864,116

Total Value of Securities – 105.74% (cost $64,348,220) ■

$68,247,066

*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.
@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $573,042, which represents 0.89% of the Series’ net assets. See Note 9 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $1,434,722 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 2 in “Security type / country and sector allocations.”

The following foreign currency exchange contracts were outstanding at June 30, 2015:1

Foreign Currency Exchange Contract

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	EUR	(15,852)	USD	17,769	7/1/15	$102
BNYM	SEK	147,518	USD	(17,796)	7/1/15	(7)
						$ 95

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 6 in “Notes to financial statements.”

International Value Equity Series-4

Delaware VIP® International Value Equity Series

Schedule of investments (continued)

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – BNY Mellon

CVA – Dutch Certificate

EUR – European Monetary Unit

SEK – Swedish Krona

USD – U.S. Dollar

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-5

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Statement of assets and liabilities	June 30, 2015 (Unaudited)

Assets:
Investments, at value[1]	$61,873,040
Short-term investments, at value[2]	2,509,910
Short-term investments held as collateral for loaned securities, at value[3]	3,864,116
Cash	38,735
Dividends and interest receivable	243,174
Receivable for series shares sold	46,191
Securities lending income receivable	557
Unrealized gain on foreign currency exchange contracts	102

Total assets	68,575,825

Liabilities:
Foreign currency overdraft, at value[4]	19,218
Obligation to return securities lending collateral	3,864,116
Payable for series shares redeemed	32,004
Other accrued expenses	70,180
Investment management fees payable	45,976
Other affiliates payable	1,657
Trustees’ fees and expenses payable	199
Distribution fees payable	40
Unrealized loss on foreign currency exchange contracts	7

Total liabilities	4,033,397

Total Net Assets	$64,542,428

Net Assets Consist of:
Paid-in capital	$78,645,896
Undistributed net investment income	889,537
Accumulated net realized loss on investments	(18,892,191)
Net unrealized appreciation of investments and derivatives	3,899,186

Total Net Assets	$64,542,428

Net Assets Value:
Standard Class:
Net assets	$64,321,977
Shares of beneficial interest outstanding, unlimited authorization, no par	5,601,106
Net asset value per share	$11.48

Service Class:
Net assets	$220,451
Shares of beneficial interest outstanding, unlimited authorization, no par	19,218
Net asset value per share	$11.47

[1]Investments, at cost	$57,974,223
[2]Short-term investments, at cost	2,509,881
[3]Short-term investments held as collateral for loaned securities, at cost	3,864,116
[4]Foreign currency, at cost	(19,374)

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-6

Delaware VIP® Trust —

Delaware VIP International Value Equity Series

Statement of operations

Six months ended June 30, 2015 (Unaudited)

Investment Income:
Dividends	$1,365,968
Securities lending income	1,945
Interest	634
Foreign tax withheld	(141,403)

1,227,144

Expenses:
Management fees	268,898
Reports and statements to shareholders	19,551
Audit and tax	17,372
Accounting and administration expenses	10,008
Custodian fees	7,335
Dividend disbursing and transfer agent fees and expenses	2,721
Legal fees	2,713
Trustees’ fees and expenses	1,545
Registration fees	406
Distribution expenses - Service Class	246
Other	3,360

334,155
Less waived distribution expenses - Service Class	(41)

Total operating expenses	334,114

Net Investment Income	893,030

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,856,922
Foreign currencies	(7,930)
Foreign currency exchange contracts	6,086

Net realized gain	1,855,078

Net change in unrealized appreciation (depreciation) of:
Investments	985,310
Foreign currencies	3,679
Foreign currency exchange contracts	75

Net change in unrealized appreciation (depreciation)	989,064

Net Realized and Unrealized Gain	2,844,142

Net Increase in Net Assets Resulting from Operations	$3,737,172

Delaware VIP Trust —

Delaware VIP International Value Equity Series

Statements of changes in net assets

	Six months
	ended
	6/30/15	Year ended
	(Unaudited)	12/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$893,030	$1,297,438
Net realized gain	1,855,078	1,814,232
Net change in unrealized appreciation (depreciation)	989,064	(8,645,455)

Net increase (decrease) in net assets resulting from operations	3,737,172	(5,533,785)

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(1,218,855)	(783,770)
Service Class	(2,423)	(257)

	(1,221,278)	(784,027)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	6,253,193	16,409,946
Service Class	92,260	181,811
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	1,218,855	783,770
Service Class	2,423	257

	7,566,731	17,375,784

Cost of shares redeemed:
Standard Class	(3,645,151)	(10,639,062)
Service Class	(37,293)	(34,966)

	(3,682,444)	(10,674,028)

Increase in net assets derived from capital share transactions	3,884,287	6,701,756

Net Increase in Net Assets	6,400,181	383,944

Net Assets:
Beginning of period	58,142,247	57,758,303

End of period	$64,542,428	$58,142,247

Undistributed net investment income	$889,537	$1,217,785

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-7

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Standard Class
	Six months ended 6/30/15[1] (Unaudited)	12/31/14	12/31/13	Year ended 12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$10.990	$12.190	$10.090	$8.980	$10.610	$9.920

Income (loss) from investment operations:
Net investment income[2]	0.164	0.254	0.176	0.177	0.243	0.155
Net realized and unrealized gain (loss)	0.551	(1.297)	2.094	1.171	(1.745)	0.903

Total from investment operations	0.715	(1.043)	2.270	1.348	(1.502)	1.058

Less dividends and distributions from:
Net investment income	(0.225)	(0.157)	(0.170)	(0.238)	(0.128)	(0.368)

Total dividends and distributions	(0.225)	(0.157)	(0.170)	(0.238)	(0.128)	(0.368)

Net asset value, end of period	$11.480	$10.990	$12.190	$10.090	$8.980	$10.610

Total return[3]	6.42%	(8.67% )	22.78%	15.20%	(14.43% )	10.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$64,322	$57,986	$57,733	$47,122	$43,036	$56,941
Ratio of expenses to average net assets	1.06%	1.07%	1.09%	1.07%	1.05%	1.07%
Ratio of expenses to average net assets prior to fees waived	1.06%	1.07%	1.09%	1.07%	1.08%	1.07%
Ratio of net investment income to average net assets	2.82%	2.13%	1.59%	1.88%	2.32%	1.60%
Ratio of net investment income to average net assets prior to fees waived	2.82%	2.13%	1.59%	1.88%	2.29%	1.60%
Portfolio turnover	7%	27%	28%	36%	47%	40%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-8

Delaware VIP® International Value Equity Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Service Class
	Six months ended 6/30/15[1] (Unaudited)	12/31/14	12/31/13	Year ended 12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$10.970	$12.160	$10.070	$8.970	$10.600	$9.910

Income (loss) from investment operations:
Net investment income[2]	0.149	0.223	0.148	0.154	0.214	0.131
Net realized and unrealized gain (loss)	0.546	(1.284)	2.088	1.158	(1.740)	0.907

Total from investment operations	0.695	(1.061)	2.236	1.312	(1.526)	1.038

Less dividends and distributions from:
Net investment income	(0.195)	(0.129)	(0.146)	(0.212)	(0.104)	(0.348)

Total dividends and distributions	(0.195)	(0.129)	(0.146)	(0.212)	(0.104)	(0.348)

Net asset value, end of period	$11.470	$10.970	$12.160	$10.070	$8.970	$10.600

Total return[3]	6.26%	(8.82% )	22.45%	14.79%	(14.62% )	10.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$220	$156	$25	$30	$17	$12
Ratio of expenses to average net assets	1.31%	1.32%	1.34%	1.32%	1.30%	1.32%
Ratio of expenses to average net assets prior to fees waived	1.36%	1.37%	1.39%	1.37%	1.38%	1.37%
Ratio of net investment income to average net assets	2.57%	1.88%	1.34%	1.63%	2.07%	1.35%
Ratio of net investment income to average net assets prior to fees waived	2.52%	1.83%	1.29%	1.58%	1.99%	1.30%
Portfolio turnover	7%	27%	28%	36%	47%	40%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-9

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Notes to financial statements

June 30, 2015 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on The Nasdaq Stock Market, LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2011–Dec. 31, 2014), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Series.

Class Accounting—Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2015.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The Series is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

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Delaware VIP® International Value Equity Series

Notes to financial statements

1. Significant Accounting Policies (continued)

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended June 30, 2015.

The Series may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2015, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2015, the Series was charged $1,492 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2015, the Series was charged $2,373 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan. 1, 2015 through June 30, 2015* in order to limit distribution and service fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. This amount is included on the “Statement of operations” under “Legal fees.” For the six months ended June 30, 2015, the Series was charged $866 for internal legal, tax, and regulatory services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period is from April 30, 2014 through April 29, 2016.

3. Investments

For the six months ended June 30, 2015, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$7,546,812
Sales	4,561,961

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Delaware VIP® International Value Equity Series

Notes to financial statements

3. Investments (continued)

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$64,348,220	$13,965,107	$(10,066,261)	$3,898,846

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Dec. 31, 2014 of $19,991,384, will expire as follows: $7,267,563 expires in 2016 and $12,723,821 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. As of Dec. 31, 2014, the Series had no capital loss carryforwards under the Act.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Total
Common Stock	$61,873,040	$—	$61,873,040
Securities Lending Collateral	—	3,864,116	3,864,116
Short-Term Investments	—	2,509,910	2,509,910

Total	$61,873,040	$6,374,026	$68,247,066

Foreign Currency Exchange Contract	$—	$95	$95

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ net asset value is

International Value Equity Series-12

Delaware VIP® International Value Equity Series

Notes to financial statements

determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Series’ net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At June 30, 2015, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/15	Year ended 12/31/14
Shares sold:
Standard Class	535,276	1,362,794
Service Class	7,905	15,094
Shares issued upon reinvestment of dividends and distributions:
Standard Class	101,741	64,989
Service Class	202	21

	645,124	1,442,898

Shares redeemed:
Standard Class	(311,234)	(889,775)
Service Class	(3,166)	(2,898)

	(314,400)	(892,673)

Net increase	330,724	550,225

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 9, 2015.

The Series had no amounts outstanding as of June 30, 2015 or at any time during the six months then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

International Value Equity Series-13

Delaware VIP® International Value Equity Series

Notes to financial statements

6. Derivatives (continued)

During the six months ended June 30, 2015, the Series entered into foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date and to facilitate or expedite the settlement of portfolio transactions.

During the six months ended June 30, 2015, the Series had foreign currency risk, which is disclosed as “Unrealized gain or loss on foreign currency exchange contracts” on the “Statement of assets and liabilities” and as “Net realized gain on foreign currency exchange contracts” on the “Statement of operations.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2015.

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (Average cost)	$76,753	$41,977

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At June 30, 2015, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$102	$(7)	$95

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
BNY Mellon	$95	$—	$—	$—	$—	$95

Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$372,188	$(372,188)	$—	$—
Bank of Montreal	620,314	(620,314)	—	—
Banque Paribas	348,445	(348,445)	—	—

Total	$1,340,947	$(1,340,947)	$—	$—

(a)Net represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

8. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2)

International Value Equity Series-14

Delaware VIP® International Value Equity Series

Notes to financial statements

8. Securities Lending (continued)

105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2015, the value of securities on loan was $1,434,722, for which the Series received collateral, comprised of non-cash collateral valued at $175,852, and cash collateral of $3,864,116. At June 30, 2015, the value of invested collateral was $3,864,116. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2015, there were no Rule 144A securities held by the Series. Illiquid securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

International Value Equity Series-15

Delaware VIP® International Value Equity Series

Notes to financial statements

11. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management has determined that this pronouncement has no impact on the Series’ financial statements.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2015 that would require recognition or disclosure in the Series’ financial statements.

International Value Equity Series-16

Delaware VIP® International Value Equity Series

Other Series information (Unaudited)

Proxy Results

At Joint Special Meetings of Shareholders of Delaware VIP Trust (the “Trust”), on behalf of Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Smid Cap Growth Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series (each, a “Series”), held on March 31, 2015, the shareholders of the Trust/the Series voted to: (i) elect a Board of Trustees for the Trust; (ii) approve the implementation of a new “manager of managers” order for each Series; (iii) revise the fundamental investment restriction relating to lending for each Series; and (iv)(a) revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (iv)(b) revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (iv)(c) revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

A quorum of shares outstanding of each Series of the Trust was present, and the votes passed with a plurality of these Shares.

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	526,678,064.683	87.070%	95.993%	21,984,922.103	3.635%	4.007%
Ann D. Borowiec	526,264,974.988	87.002%	95.918%	22,398,011.798	3.703%	4.082%
Joseph W. Chow	526,415,411.906	87.027%	95.945%	22,247,574.880	3.678%	4.055%
Patrick P. Coyne	526,484,168.284	87.038%	95.958%	22,178,818.502	3.667%	4.042%
John A. Fry	526,252,958.816	87.000%	95.916%	22,410,027.970	3.705%	4.084%
Lucinda S. Landreth	526,602,085.810	87.058%	95.979%	22,060,900.976	3.647%	4.021%
Frances A. Sevilla-Sacasa	525,787,127.347	86.923%	96.831%	22,875,859.439	3.782%	4.169%
Thomas K. Whitford	527,047,577.123	87.132%	96.060%	21,615,409.663	3.573%	3.940%
Janet L. Yeomans	526,214,774.091	86.994%	95.909%	22,448,212.695	3.711%	4.091%
J. Richard Zecher	525,710,082.652	86.910%	95.817%	22,952,904.134	3.795%	4.183%

2. To approve the implementation of a new “manager of managers” order.

A quorum of the shares outstanding of the Series was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware VIP Diversified Income Series

Shares voted for	179,533,687.260
Percentage of outstanding shares	84.017%
Percentage of shares voted	90.774%
Shares voted against	8,383,244.447
Percentage of outstanding shares	3.923%
Percentage of shares voted	4.239%
Shares abstained	9,864,005.119
Percentage of outstanding shares	4.616%
Percentage of shares voted	4.987%
Broker non-votes	—

International Value Equity Series-17

Delaware VIP® International Value Equity Series

Other Series information (Unaudited) (continued)

Proxy Results (continued)

Delaware VIP Emerging Markets Series

Shares voted for	21,664,190.259
Percentage of outstanding shares	78.496%
Percentage of shares voted	91.558%
Shares voted against	891,440.937
Percentage of outstanding shares	3.230%
Percentage of shares voted	3.767%
Shares abstained	1,105,968.815
Percentage of outstanding shares	4.007%
Percentage of shares voted	4.674%
Broker non-votes	—

Delaware VIP High Yield Series

Shares voted for	49,544,742.708
Percentage of outstanding shares	81.361%
Percentage of shares voted	90.107%
Shares voted against	2,934,638.577
Percentage of outstanding shares	4.819%
Percentage of shares voted	5.337%
Shares abstained	2,504,911.809
Percentage of outstanding shares	4.114%
Percentage of shares voted	4.556%
Broker non-votes	—

Delaware VIP International Value Equity Series

Shares voted for	4,486,133.331
Percentage of outstanding shares	84.064%
Percentage of shares voted	86.689%
Shares voted against	371,219.892
Percentage of outstanding shares	6.956%
Percentage of shares voted	7.173%
Shares abstained	317,615.637
Percentage of outstanding shares	5.952%
Percentage of shares voted	6.138%
Broker non-votes	—

Delaware VIP Limited-Term Diversified Income Series

Shares voted for	132,127,100.461
Percentage of outstanding shares	88.414%
Percentage of shares voted	90.095%
Shares voted against	5,808,130.763
Percentage of outstanding shares	3.887%
Percentage of shares voted	3.960%
Shares abstained	8,718,218.458
Percentage of outstanding shares	5.834%
Percentage of shares voted	5.945%
Broker non-votes	—

International Value Equity Series-18

Delaware VIP® International Value Equity Series

Other Series information (Unaudited) (continued)

Proxy Results (continued)

Delaware VIP REIT Series

Shares voted for	26,815,788.663
Percentage of outstanding shares	80.781%
Percentage of shares voted	91.598%
Shares voted against	1,239,672.430
Percentage of outstanding shares	3.734%
Percentage of shares voted	4.234%
Shares abstained	1,220,115.616
Percentage of outstanding shares	3.676%
Percentage of shares voted	4.168%
Broker non-votes	—

Delaware VIP Small Cap Value Series

Shares voted for	20,167,531.570
Percentage of outstanding shares	73.957%
Percentage of shares voted	90.893%
Shares voted against	1,011,464.218
Percentage of outstanding shares	3.709%
Percentage of shares voted	4.559%
Shares abstained	1,009,169.258
Percentage of outstanding shares	3.701%
Percentage of shares voted	4.548%
Broker non-votes	0.001

Delaware VIP Smid Cap Growth Series

Shares voted for	15,836,485.164
Percentage of outstanding shares	80.371%
Percentage of shares voted	88.722%
Shares voted against	1,067,437.855
Percentage of outstanding shares	5.417%
Percentage of shares voted	5.980%
Shares abstained	945,601.959
Percentage of outstanding shares	4.799%
Percentage of shares voted	5.298%
Broker non-votes	—

Delaware VIP U.S. Growth Series

Shares voted for	25,576,018.399
Percentage of outstanding shares	66.205%
Percentage of shares voted	89.891%
Shares voted against	1,384,891.646
Percentage of outstanding shares	3.585%
Percentage of shares voted	4.867%
Shares abstained	1,491,227.310
Percentage of outstanding shares	3.860%
Percentage of shares voted	5.241%
Broker non-votes	—

International Value Equity Series-19

Delaware VIP® International Value Equity Series

Other Series information (Unaudited) (continued)

Proxy Results (continued)

Delaware VIP Value Series

Shares voted for	21,096,344.681
Percentage of outstanding shares	72.432%
Percentage of shares voted	93.172%
Shares voted against	635,957.509
Percentage of outstanding shares	2.183%
Percentage of shares voted	2.809%
Shares abstained	910,032.032
Percentage of outstanding shares	3.124%
Percentage of shares voted	4.019%
Broker non-votes	0.001

3. To revise the fundamental investment restriction related to lending.

A quorum of the shares outstanding of the Series was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware VIP Diversified Income Series

Shares voted for	176,844,463.582
Percentage of outstanding shares	82.758%
Percentage of shares voted	89.414%
Shares voted against	9,890,294.147
Percentage of outstanding shares	4.628%
Percentage of shares voted	5.001%
Shares abstained	11,046,179.097
Percentage of outstanding shares	5.169%
Percentage of shares voted	5.585%
Broker non-votes	—

Delaware VIP Emerging Markets Series

Shares voted for	21,155,701.765
Percentage of outstanding shares	76.654%
Percentage of shares voted	89.409%
Shares voted against	1,148,187.741
Percentage of outstanding shares	4.160%
Percentage of shares voted	4.853%
Shares abstained	1,357,710.506
Percentage of outstanding shares	4.919%
Percentage of shares voted	5.738%
Broker non-votes	—

International Value Equity Series-20

Delaware VIP® International Value Equity Series

Other Series information (Unaudited) (continued)

Proxy Results (continued)

Delaware VIP High Yield Series

Shares voted for	48,169,080.642
Percentage of outstanding shares	79.102%
Percentage of shares voted	87.605%
Shares voted against	3,819,285.510
Percentage of outstanding shares	6.272%
Percentage of shares voted	6.946%
Shares abstained	2,995,926.942
Percentage of outstanding shares	4.920%
Percentage of shares voted	5.449%
Broker non-votes	—

Delaware VIP International Value Equity Series

Shares voted for	4,441,418.869
Percentage of outstanding shares	83.226%
Percentage of shares voted	85.825%
Shares voted against	450,645.832
Percentage of outstanding shares	8.445%
Percentage of shares voted	8.708%
Shares abstained	282,904.158
Percentage of outstanding shares	5.301%
Percentage of shares voted	5.467%
Broker non-votes	—

Delaware VIP Limited-Term Diversified Income Series

Shares voted for	129,567,125.428
Percentage of outstanding shares	86.701%
Percentage of shares voted	88.349%
Shares voted against	7,071,982.835
Percentage of outstanding shares	4.732%
Percentage of shares voted	4.822%
Shares abstained	10,014,341.420
Percentage of outstanding shares	6.701%
Percentage of shares voted	6.829%
Broker non-votes	—

Delaware VIP REIT Series

Shares voted for	26,161,089.640
Percentage of outstanding shares	78.808%
Percentage of shares voted	89.361%
Shares voted against	1,638,902.001
Percentage of outstanding shares	4.937%
Percentage of shares voted	5.598%
Shares abstained	1,475,585.067
Percentage of outstanding shares	4.445%
Percentage of shares voted	5.040%
Broker non-votes	—

International Value Equity Series-21

Delaware VIP® International Value Equity Series

Other Series information (Unaudited) (continued)

Proxy Results (continued)

Delaware VIP Small Cap Value Series

Shares voted for	20,054,612.491
Percentage of outstanding shares	73.543%
Percentage of shares voted	90.384%
Shares voted against	1,106,997.851
Percentage of outstanding shares	4.060%
Percentage of shares voted	4.989%
Shares abstained	1,026,554.705
Percentage of outstanding shares	3.765%
Percentage of shares voted	4.627%
Broker non-votes	0.001

Delaware VIP Smid Cap Growth Series

Shares voted for	15,162,100.040
Percentage of outstanding shares	76.948%
Percentage of shares voted	84.944%
Shares voted against	1,491,769.928
Percentage of outstanding shares	7.571%
Percentage of shares voted	8.357%
Shares abstained	1,195,655.010
Percentage of outstanding shares	6.068%
Percentage of shares voted	6.699%
Broker non-votes	—

Delaware VIP U.S. Growth Series

Shares voted for	25,178,954.037
Percentage of outstanding shares	65.177%
Percentage of shares voted	88.496%
Shares voted against	1,596,431.587
Percentage of outstanding shares	4.132%
Percentage of shares voted	5.611%
Shares abstained	1,676,751.732
Percentage of outstanding shares	4.340%
Percentage of shares voted	5.893%
Broker non-votes	—

Delaware VIP Value Series

Shares voted for	20,406,314.522
Percentage of outstanding shares	70.063%
Percentage of shares voted	90.125%
Shares voted against	1,108,793.968
Percentage of outstanding shares	3.807%
Percentage of shares voted	4.897%
Shares abstained	1,127,225.732
Percentage of outstanding shares	3.870%
Percentage of shares voted	4.978%
Broker non-votes	0.001

International Value Equity Series-22

Delaware VIP® International Value Equity Series

Other Series information (Unaudited) (continued)

Proxy Results (continued)

4. (a) To revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of the shares outstanding of the Trust was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware VIP Trust

Shares voted for	497,844,902.446
Percentage of outstanding shares	82.304%
Percentage of shares voted	90.738%
Shares voted against	19,207,063.218
Percentage of outstanding shares	3.175%
Percentage of shares voted	3.501%
Shares abstained	31,611,021.120
Percentage of outstanding shares	5.226%
Percentage of shares voted	5.761%
Broker non-votes	0.002

4. (b) To revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

A quorum of the shares outstanding of the Trust was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware VIP Trust

Shares voted for	493,083,609.898
Percentage of outstanding shares	81.517%
Percentage of shares voted	89.870%
Shares voted against	24,097,482.106
Percentage of outstanding shares	3.984%
Percentage of shares voted	4.392%
Shares abstained	31,481,894.780
Percentage of outstanding shares	5.205%
Percentage of shares voted	5.738%
Broker non-votes	0.002

4. (c) To revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware VIP Trust

Shares voted for	503,119,718.443
Percentage of outstanding shares	83.176%
Percentage of shares voted	91.699%
Shares voted against	16,786,089.541
Percentage of outstanding shares	2.775%
Percentage of shares voted	3.059%
Shares abstained	28,757,178.800
Percentage of outstanding shares	4.754%
Percentage of shares voted	5.241%
Broker non-votes	0.002

International Value Equity Series-23

Delaware VIP® International Value Equity Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPIVE 20547 [8/15] (14966)	International Value Equity Series-24

Delaware VIP® Trust
Delaware VIP Limited-Term Diversified Income Series
Semiannual report
June 30, 2015

Investments in Delaware VIP® Limited-Term Diversified Income Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2015, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP Limited-Term Diversified Income Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Disclosure of Series expenses

For the six-month period January 1, 2015 to June 30, 2015 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2015 to June 30, 2015.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*

Actual Series return†

Standard Class	$1,000.00	$1,005.30	0.58%	$2.88

Service Class	1,000.00	1,005.10	0.83%	4.13

Hypothetical 5% return (5% return before expenses)

Standard Class	$1,000.00	$1,021.92	0.58%	$2.91

Service Class	1,000.00	1,020.68	0.83%	4.16

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Limited-Term Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Security type / sector allocation

As of June 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Security type / sector	Percentage of net assets

Agency Asset-Backed Security	0.00%

Agency Collateralized Mortgage Obligations	0.59%

Agency Mortgage-Backed Securities	5.77%

Commercial Mortgage-Backed Securities	1.81%

Convertible Bond	0.12%

Corporate Bonds	57.29%

Banking	11.54%

Basic Industry	2.27%

Brokerage	0.49%

Capital Goods	1.84%

Communications	2.95%

Consumer Cyclical	5.48%

Consumer Non-Cyclical	12.24%

Electric	6.37%

Energy	4.58%

Finance Companies	0.81%

Insurance	0.87%

Natural Gas	1.81%

Real Estate	0.53%

Technology	3.74%

Transportation	1.77%

Municipal Bond	0.45%

Non-Agency Asset-Backed Securities	27.62%

Non-Agency Collateralized Mortgage Obligations	0.86%

U.S. Treasury Obligations	4.54%

Preferred Stock	0.26%

Short-Term Investments	0.75%

Total Value of Securities	100.06%

Liabilities Net of Receivables and Other Assets	(0.06%)

Total Net Assets	100.00%

Limited-Term Diversified Income Series-2

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Schedule of investments

June 30, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Agency Asset-Backed Security – 0.00%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.268% 9/26/33 f	21,369	$23,300

Total Agency Asset-Backed Security (cost $21,196)		23,300

Agency Collateralized Mortgage Obligations – 0.59%
Fannie Mae Grantor Trust
Series 2001-T5 A2 6.99% 6/19/41 •	16,793	19,027
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	524	599
Series 2003-52 NA 4.00% 6/25/23	69,699	73,354
Series 2003-120 BL 3.50% 12/25/18	148,851	153,460
Series 2004-49 EB 5.00% 7/25/24	15,013	16,259
Series 2005-66 FD 0.487% 7/25/35 •	307,415	307,931
Series 2005-110 MB 5.50% 9/25/35	4,707	5,065
Series 2011-88 AB 2.50% 9/25/26	101,679	103,786
Series 2011-113 MC 4.00% 12/25/40 .	166,093	174,498
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	21,097	23,976
Series 2931 GC 5.00% 1/15/34	27,459	27,983
Series 3016 FL 0.576% 8/15/35 •	39,179	39,256
Series 3027 DE 5.00% 9/15/25	16,392	17,937
Series 3067 FA 0.536% 11/15/35 •	1,303,267	1,307,964
Series 3232 KF 0.636% 10/15/36 •	52,844	53,331
Series 3297 BF 0.426% 4/15/37 •	481,204	483,058
Series 3416 GK 4.00% 7/15/22	3,473	3,489
Series 3737 NA 3.50% 6/15/25	92,263	97,112
Series 3780 LF 0.586% 3/15/29 •	226,667	227,054
Series 3800 AF 0.686% 2/15/41 •	2,879,757	2,905,168
Series 3803 TF 0.586% 11/15/28 •	212,784	213,687
Series 4163 CW 3.50% 4/15/40	2,270,473	2,378,103
Freddie Mac Strips
Series 19 F 1.062% 6/1/28 •	3,045	3,072
Freddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43 ¿	976	1,146
Series T-58 2A 6.50% 9/25/43 ¿	22,349	25,485

Total Agency Collateralized Mortgage Obligations (cost $8,604,035)		8,661,800

Agency Mortgage-Backed Securities – 5.77%
Fannie Mae
4.00% 9/1/20	1,147,735	1,204,357
6.50% 8/1/17	1,401	1,444
7.00% 11/15/16	38	38
Fannie Mae ARM
1.487% 8/1/37 •	250,838	262,060
1.914% 1/1/35 •	753,017	790,623
2.088% 3/1/38 •	3,411	3,612

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae ARM
2.088% 9/1/38 •	730,041	$786,711
2.098% 8/1/37 •	133,220	142,502
2.128% 8/1/34 •	13,407	14,211
2.183% 9/1/35 •	151,430	161,030
2.246% 8/1/36 •	13,322	14,177
2.27% 4/1/36 •	6,478	6,893
2.274% 11/1/35 •	77,142	82,130
2.277% 10/1/33 •	6,785	7,079
2.277% 7/1/36 •	15,984	17,015
2.278% 12/1/33 •	9,586	10,172
2.306% 7/1/36 •	17,007	18,107
2.315% 11/1/35 •	1,507	1,608
2.33% 6/1/36 •	28,864	30,723
2.357% 4/1/36 •	146,831	156,863
2.469% 6/1/34 •	8,958	9,502
3.191% 4/1/44 •	585,665	605,804
3.474% 1/1/41 •	133,414	139,554
5.034% 8/1/35 •	3,004	3,190
5.645% 8/1/37 •	51,578	54,239
Fannie Mae Relocation 30 yr
5.00% 1/1/34	13,481	14,746
Fannie Mae S.F. 15 yr
3.00% 3/1/27	120,751	125,414
3.00% 11/1/27	7,881	8,185
3.00% 1/1/29	194,418	201,759
3.50% 11/1/27	265,941	281,474
3.50% 6/1/29	2,635,058	2,779,761
3.50% 8/1/29	153,481	162,355
4.00% 5/1/24	808,805	852,113
4.00% 11/1/25	3,108,390	3,323,178
4.00% 4/1/27	455,044	483,835
4.00% 5/1/27	1,436,291	1,534,837
4.50% 7/1/20	94,589	99,263
4.50% 9/1/20	418,387	436,925
5.00% 9/1/18	31,561	33,038
5.00% 10/1/18	633	671
5.00% 2/1/19	1,223	1,297
5.00% 9/1/25	2,805,012	3,050,606
5.50% 1/1/23	4,514	4,961
5.50% 4/1/23	11,203	12,228
6.00% 3/1/18	118,764	122,453
6.00% 8/1/22	11,478	12,536
8.00% 10/1/16	301	307
Fannie Mae S.F. 20 yr
4.00% 1/1/31	341,693	364,794
4.00% 2/1/31	529,435	561,725
6.00% 9/1/29	394,208	447,053
Fannie Mae S.F. 30 yr
4.50% 7/1/36	204,686	222,026
4.50% 4/1/40	194,906	211,187
4.50% 11/1/40	512,519	555,325

Limited-Term Diversified Income Series-3

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 2/1/41	234,521	$254,070
4.50% 3/1/41	993,844	1,076,059
4.50% 4/1/41	1,559,332	1,690,371
4.50% 10/1/41	604,291	655,931
4.50% 1/1/42	3,002,206	3,251,683
4.50% 12/1/43	84,938	91,827
4.50% 5/1/44	395,675	427,833
5.00% 4/1/33	165,656	183,669
5.00% 3/1/34	1,708	1,895
5.00% 2/1/36	271,427	300,212
5.00% 8/1/37	440,111	486,762
5.50% 12/1/32	37,740	42,553
5.50% 6/1/33	127,248	143,524
5.50% 3/1/35	184,992	208,924
5.50% 9/1/35	557,150	626,171
5.50% 12/1/35	193,503	217,734
5.50% 4/1/36	1,622,764	1,824,339
5.50% 5/1/36	462,794	519,628
5.50% 7/1/36	56,749	63,928
5.50% 9/1/36	62,452	70,131
5.50% 10/1/36	576,393	646,270
5.50% 2/1/37	3,670,945	4,118,077
5.50% 4/1/37	546,642	613,127
5.50% 6/1/37	733,866	822,772
5.50% 8/1/37	479,986	541,307
5.50% 1/1/38	7,010,534	7,860,079
5.50% 2/1/38	69,788	78,664
5.50% 6/1/38	1,498,030	1,679,879
5.50% 8/1/38	139,923	158,197
5.50% 11/1/39	948,420	1,063,317
5.50% 3/1/40	35,957	40,550
5.50% 9/1/41	790,440	886,666
6.00% 11/1/34	955	1,083
6.00% 4/1/36	4,640	5,265
6.00% 8/1/37	334,927	380,324
6.00% 1/1/38	100,163	113,557
6.00% 5/1/38	877,244	996,937
6.00% 10/1/38	740,396	842,084
6.00% 1/1/39	360,832	409,621
6.00% 2/1/39	452,782	516,183
6.50% 6/1/29	695	798
6.50% 1/1/34	736	872
6.50% 4/1/36	1,425	1,636
6.50% 6/1/36	3,807	4,444
6.50% 10/1/36	3,416	4,094
6.50% 8/1/37	490	563
7.00% 12/1/34	583	669
7.00% 12/1/35	785	891
7.00% 12/1/37	1,332	1,446
7.50% 6/1/31	5,881	7,110

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
7.50% 4/1/32	225	$265
7.50% 5/1/33	614	622
7.50% 6/1/34	282	329
9.00% 7/1/20	4,108	4,388
10.00% 8/1/19	2,108	2,147
Freddie Mac ARM
2.266% 10/1/36 •	3,979	4,248
2.275% 10/1/37 •	38,884	41,005
2.309% 4/1/34 •	1,507	1,601
2.382% 7/1/36 •	45,813	48,828
2.385% 7/1/38 •	360,330	386,575
2.461% 4/1/33 •	4,442	4,599
2.528% 1/1/44 •	2,300,779	2,359,606
2.544% 6/1/37 •	147,614	155,710
3.465% 5/1/42 •	6,122,849	6,424,513
4.881% 8/1/38 •	9,972	10,661
Freddie Mac S.F. 15 yr
3.50% 9/1/29	8,252,576	8,722,971
4.00% 5/1/25	114,693	121,175
4.00% 8/1/25	408,335	435,042
4.00% 4/1/26	1,752,083	1,866,126
4.50% 6/1/26	314,921	337,586
5.00% 4/1/20	32,867	34,905
5.00% 12/1/22	5,705	5,961
Freddie Mac S.F. 20 yr
5.50% 7/1/28	304,900	341,222
Freddie Mac S.F. 30 yr
4.50% 10/1/39	276,593	299,366
4.50% 3/1/42	1,763,153	1,910,524
4.50% 10/1/43	205,008	222,351
5.50% 6/1/36	51,199	57,406
5.50% 5/1/37	445,951	502,497
5.50% 3/1/40	280,129	313,481
5.50% 8/1/40	985,353	1,102,429
5.50% 6/1/41	701,553	784,903
6.00% 2/1/36	685,338	781,381
6.00% 3/1/36	534,560	611,231
6.00% 1/1/38	102,852	116,375
6.00% 6/1/38	296,384	335,494
6.00% 8/1/38	1,233,388	1,399,747
7.00% 11/1/33	4,958	5,995
9.00% 4/1/17	202	210
GNMA I S.F. 15 yr
6.00% 1/15/22	558,721	614,472
GNMA I S.F. 30 yr
7.00% 12/15/34	19,993	24,020
7.50% 1/15/32	674	838

Total Agency Mortgage-Backed Securities (cost $84,074,944)		84,754,227

Limited-Term Diversified Income Series-4

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities – 1.81%
Banc of America Commercial Mortgage Trust
Series 2006-1 AM 5.421% 9/10/45 •	345,000	$349,503
Series 2007-4 AM 6.003% 2/10/51 •	205,000	220,122
CD Commercial Mortgage Trust
Series 2005-CD1 AJ 5.38% 7/15/44 • .	1,705,000	1,716,009
Series 2005-CD1 AM 5.38% 7/15/44 •	1,850,000	1,862,647
CFCRE Commercial Mortgage Trust Series 2011-C1 AZ 144A 3.759% 4/15/44 #	975,395	986,455
Citigroup Commercial Mortgage Trust Series 2007-C6 AM 5.899% 12/10/49 •	760,000	804,918
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	780,000	814,561
DBUBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	1,015,000	1,132,703
FREMF Mortgage Trust
Series 2011-K15 B 144A 5.098% 8/25/44 #•	125,000	136,722
Series 2011-K703 B 144A 5.045% 7/25/44 #•	320,000	342,985
Series 2012-K22 B 144A 3.812% 8/25/45 #•	1,115,000	1,135,419
Series 2012-K708 B 144A 3.887% 2/25/45 #•	1,845,000	1,914,719
Series 2012-K711 B 144A 3.684% 8/25/45 #•	120,000	124,365
Series 2013-K712 B 144A 3.484% 5/25/45 #•	1,175,000	1,196,000
GS Mortgage Securities Trust Series 2006-GG6 A4 5.553% 4/10/38 •	915,000	920,191
Hilton USA Trust
Series 2013-HLT AFX 144A 2.662% 11/5/30 #	1,905,000	1,892,943
Series 2013-HLT AFX 144A 3.367% 11/5/30 #	2,420,000	2,428,366
JPMBB Commercial Mortgage Securities Trust Series 2014-C18 A1 1.254% 2/15/47	714,811	713,059
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8 AM 5.44% 5/15/45	2,606,000	2,708,043
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 •	1,550,000	1,610,275

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)
LB-UBS Commercial Mortgage Trust Series 2006-C6 AM 5.413% 9/15/39	2,055,000	$2,146,922
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ 5.362% 11/14/42 •	500,000	503,813
Series 2006-T21 AM 5.204% 10/12/52 •	25,000	25,428
Series 2006-T23 A4 6.01% 8/12/41 •	805,573	831,530

Total Commercial Mortgage-Backed Securities (cost $26,743,466)		26,517,698

Convertible Bond – 0.12%
Jefferies Group 3.875% exercise price $44.83, expiration date 10/31/29	1,645,000	1,685,097

Total Convertible Bond (cost $1,752,953)		1,685,097

Corporate Bonds – 57.29%
Banking – 11.54%
Abbey National Treasury Services 2.375% 3/16/20	4,065,000	4,055,671
ANZ New Zealand International 144A 2.60% 9/23/19 #	7,290,000	7,357,724
Bank of America 3.95% 4/21/25	2,230,000	2,152,218
Bank of New York Mellon 1.969% 6/20/17	1,830,000	1,858,372
Barclays 2.75% 11/8/19	6,200,000	6,161,070
BB&T 2.45% 1/15/20	2,085,000	2,090,984
Branch Banking & Trust 3.80% 10/30/26	3,055,000	3,089,402
Comerica 3.00% 9/16/15	2,185,000	2,195,918
Compass Bank 2.75% 9/29/19	9,170,000	9,156,419
Credit Suisse
2.30% 5/28/19	8,285,000	8,275,207
3.00% 10/29/21	925,000	918,572
Export-Import Bank of China 144A 2.50% 7/31/19 #	2,780,000	2,784,187
Goldman Sachs Group 5.375% 12/29/49 •	4,130,000	4,085,189
HBOS 144A 6.75% 5/21/18 #	4,860,000	5,400,690
HSBC Holdings 5.625% 12/29/49 •	2,005,000	2,010,013
ING Groep 6.00% 12/29/49 •	1,915,000	1,899,441
JPMorgan Chase
2.75% 6/23/20	1,180,000	1,182,063
3.45% 3/1/16	7,105,000	7,226,062
3.625% 5/13/24	760,000	755,337
4.125% 12/15/26	640,000	630,717
5.30% 12/29/49 •	925,000	920,467
6.75% 1/29/49 •	875,000	935,970
JPMorgan Chase Bank 0.616% 6/13/16 •	605,000	603,717

Limited-Term Diversified Income Series-5

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)
Banking (continued)
KeyBank
3.18% 5/22/22	940,000	$939,037
5.45% 3/3/16	1,780,000	1,834,867
Manufacturers & Traders Trust 2.25% 7/25/19	9,200,000	9,218,556
Morgan Stanley
2.80% 6/16/20	6,000,000	6,010,518
4.35% 9/8/26	3,645,000	3,579,477
MUFG Americas Holdings
2.25% 2/10/20	1,565,000	1,547,992
3.00% 2/10/25	3,575,000	3,361,508
PNC Bank
2.30% 6/1/20	2,645,000	2,630,167
3.30% 10/30/24	2,160,000	2,132,356
PNC Preferred Funding Trust II 144A 1.508% 3/31/49 #•	6,900,000	6,227,250
Santander Holdings USA
3.00% 9/24/15	2,385,000	2,391,664
4.625% 4/19/16	795,000	814,978
Skandinaviska Enskilda Banken 144A 2.375% 3/25/19 #	7,410,000	7,494,474
SunTrust Banks
2.35% 11/1/18	1,830,000	1,843,033
2.50% 5/1/19	7,305,000	7,352,629
3.60% 4/15/16	1,505,000	1,533,771
SVB Financial Group 3.50% 1/29/25	2,430,000	2,346,104
Toronto-Dominion Bank 2.25% 11/5/19 .	6,935,000	6,970,126
US Bank
2.125% 10/28/19	5,760,000	5,770,028
2.80% 1/27/25	2,245,000	2,150,658
USB Capital IX 3.50% 10/29/49 •	2,220,000	1,835,385
USB Realty 144A 1.422% 12/29/49 #•	200,000	183,250
Wells Fargo
2.15% 1/15/19	8,730,000	8,788,692
2.625% 12/15/16	1,450,000	1,483,433
5.875% 12/29/49 •	975,000	999,424
Wells Fargo Bank 0.486% 5/16/16 •	545,000	543,639
Woori Bank 144A 2.875% 10/2/18 #	1,455,000	1,493,313
Zions Bancorporation 4.50% 6/13/23	2,195,000	2,245,050

		169,466,789

Basic Industry – 2.27%
CF Industries 6.875% 5/1/18	4,740,000	5,339,477
Ecolab 2.25% 1/12/20	8,495,000	8,418,579
Freeport-McMoran Oil & Gas 6.50% 11/15/20	1,341,000	1,421,460
Georgia-Pacific
144A 2.539% 11/15/19 #	4,000,000	4,000,308
144A 5.40% 11/1/20 #	2,365,000	2,643,081
LyondellBasell Industries 5.75% 4/15/24	1,225,000	1,397,881
Methanex 4.25% 12/1/24	2,985,000	2,965,138

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)
Basic Industry (continued)
PPG Industries 2.30% 11/15/19	1,820,000	$1,824,767
Rock-Tenn
3.50% 3/1/20	1,990,000	2,051,523
4.45% 3/1/19	1,510,000	1,604,233
Rockwood Specialties Group 4.625% 10/15/20	1,625,000	1,694,063

		33,360,510

Brokerage – 0.49%
Jefferies Group 5.125% 1/20/23	3,115,000	3,220,841
Lazard Group 6.85% 6/15/17	131,000	143,173
Legg Mason 2.70% 7/15/19	3,815,000	3,853,295

		7,217,309

Capital Goods – 1.84%
Caterpillar Financial Services 2.45% 9/6/18	6,430,000	6,580,809
Crane 2.75% 12/15/18	420,000	428,652
Fortune Brands Home & Security 3.00% 6/15/20	1,285,000	1,287,796
Ingersoll-Rand Global Holding 2.875% 1/15/19	6,365,000	6,477,088
Ingersoll-Rand Luxembourg Finance 2.625% 5/1/20	3,030,000	3,020,174
John Deere Capital 1.70% 1/15/20	2,255,000	2,209,359
Siemens Financieringsmaatschappij 144A 2.15% 5/27/20 #	4,705,000	4,651,688
Waste Management 2.60% 9/1/16	2,365,000	2,407,158

		27,062,724

Communications – 2.95%
American Tower 2.80% 6/1/20	2,005,000	1,979,386
AT&T
2.45% 6/30/20	2,890,000	2,836,278
3.40% 5/15/25	7,865,000	7,516,415
Cox Communications 144A
3.85% 2/1/25 #	820,000	789,616
Crown Castle Towers 144A 3.663% 5/15/25 #	3,785,000	3,704,001
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	1,080,000	1,074,265
Interpublic Group 2.25% 11/15/17	1,155,000	1,165,342
SBA Tower Trust
144A 2.24% 4/16/18 #	1,660,000	1,653,854
144A 2.898% 10/15/19 #	1,520,000	1,527,611
Scripps Networks Interactive 2.80% 6/15/20	2,605,000	2,569,192
SES 144A 3.60% 4/4/23 #	3,175,000	3,229,756
SES GLOBAL Americas Holdings 144A 2.50% 3/25/19 #	5,555,000	5,539,852
Sky 144A 3.75% 9/16/24 #	2,735,000	2,675,194
Verizon Communications 4.50% 9/15/20	3,640,000	3,931,156

Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)
Communications (continued)
Verizon Communications 5.15% 9/15/23	2,830,000	$3,103,621

		43,295,539

Consumer Cyclical – 5.48%
Alibaba Group Holding 144A 3.125% 11/28/21 #	4,685,000	4,636,520
AutoZone 2.50% 4/15/21	5,625,000	5,518,749
Carnival 1.20% 2/5/16	5,925,000	5,933,289
Daimler Finance North America 144A 2.25% 9/3/19 #	6,555,000	6,513,225
Ford Motor Credit
2.24% 6/15/18	2,785,000	2,788,857
4.25% 2/3/17	1,200,000	1,247,730
5.00% 5/15/18	4,285,000	4,609,833
General Motors 3.50% 10/2/18	1,610,000	1,666,366
General Motors Financial
3.15% 1/15/20	2,455,000	2,469,045
3.45% 4/10/22	2,060,000	2,021,507
4.375% 9/25/21	1,865,000	1,940,947
Historic TW 6.875% 6/15/18	1,340,000	1,529,217
Home Depot 2.625% 6/1/22	3,270,000	3,219,112
Host Hotels & Resorts 3.75% 10/15/23	635,000	624,035
Hyundai Capital America
144A 2.125% 10/2/17 #	260,000	262,677
144A 2.55% 2/6/19 #	3,000,000	3,025,980
INVISTA Finance 144A 4.25% 10/15/19 #	2,525,000	2,499,750
Lowe’s 1.625% 4/15/17	5,440,000	5,500,117
Marriott International 3.375% 10/15/20	1,720,000	1,771,237
Starbucks 2.70% 6/15/22	2,335,000	2,330,573
Toyota Motor Credit
1.375% 1/10/18	200,000	200,192
2.00% 10/24/18	6,300,000	6,361,167
Viacom 2.50% 12/15/16	4,960,000	5,037,599
Volkswagen Group of America Finance 144A 2.125% 5/23/19 #	8,760,000	8,765,843

		80,473,567

Consumer Non-Cyclical – 12.24%
AbbVie 2.50% 5/14/20	8,500,000	8,422,353
Actavis Funding 3.00% 3/12/20	8,740,000	8,781,672
Allergan 1.35% 3/15/18	1,670,000	1,635,616
Amgen 2.125% 5/1/20	12,290,000	12,047,973
Anheuser-Busch InBev Finance 2.15% 2/1/19	8,715,000	8,744,309
Baxalta 144A 2.875% 6/23/20 #	10,140,000	10,136,836
Bayer U.S. Finance 144A 2.375% 10/8/19 #	6,000,000	6,024,924
Becton Dickinson
2.675% 12/15/19	8,355,000	8,370,022
6.375% 8/1/19	3,550,000	4,094,009

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Boston Scientific
2.65% 10/1/18	2,515,000	$2,553,200
6.00% 1/15/20	1,805,000	2,045,991
Celgene 2.30% 8/15/18	6,055,000	6,150,941
EMD Finance 144A 2.40% 3/19/20 #	8,200,000	8,163,092
Express Scripts Holding 2.25% 6/15/19	2,500,000	2,482,083
Gilead Sciences 2.35% 2/1/20	3,000,000	3,012,699
Ingredion 1.80% 9/25/17	2,460,000	2,460,093
McKesson 2.284% 3/15/19	10,820,000	10,826,416
Medtronic 144A 2.50% 3/15/20 #	11,445,000	11,471,678
Merck 1.85% 2/10/20	11,305,000	11,217,737
Newell Rubbermaid 2.05% 12/1/17	1,160,000	1,171,447
Pernod-Ricard
144A 2.95% 1/15/17 #	3,160,000	3,230,278
144A 5.75% 4/7/21 #	2,025,000	2,282,724
Perrigo 2.30% 11/8/18	2,710,000	2,715,084
Perrigo Finance 3.50% 12/15/21	1,600,000	1,605,347
Reynolds American
3.25% 6/12/20	2,645,000	2,682,165
4.00% 6/12/22	1,325,000	1,355,483
Smucker (J.M.)
144A 2.50% 3/15/20 #	4,975,000	4,951,598
144A 3.00% 3/15/22 #	730,000	717,282
144A 3.50% 3/15/25 #	2,750,000	2,699,631
Sysco 3.00% 10/2/21	11,190,000	11,301,900
Thermo Fisher Scientific 2.40% 2/1/19	7,205,000	7,203,314
Zimmer Holdings 2.70% 4/1/20	9,100,000	9,064,983

		179,622,880

Electric – 6.37%
Arizona Public Service 2.20% 1/15/20	8,255,000	8,191,015
Berkshire Hathaway Energy 2.00% 11/15/18	7,030,000	7,072,060
CenterPoint Energy 5.95% 2/1/17	1,675,000	1,799,067
Commonwealth Edison 2.15% 1/15/19	2,305,000	2,319,392
DTE Energy
2.40% 12/1/19	3,350,000	3,353,206
144A 3.30% 6/15/22 #	2,145,000	2,165,721
Electricite de France
144A 2.15% 1/22/19 #	5,915,000	5,960,043
144A 5.25% 12/29/49 #•	2,705,000	2,718,525
Entergy 4.00% 7/15/22	6,555,000	6,615,240
Exelon 2.85% 6/15/20	3,500,000	3,524,283
IPALCO Enterprises 144A 3.45% 7/15/20 #	4,765,000	4,765,000
Jersey Central Power & Light 5.625% 5/1/16	1,825,000	1,885,853
Kansas City Power & Light 6.375% 3/1/18	3,715,000	4,162,397
LG&E & KU Energy 3.75% 11/15/20	470,000	491,659
National Rural Utilities Cooperative Finance 2.15% 2/1/19	9,170,000	9,226,863

Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)
Electric (continued)
NextEra Energy Capital Holdings 2.70% 9/15/19	11,210,000	$11,296,205
NV Energy 6.25% 11/15/20	2,350,000	2,725,138
Pacific Gas & Electric 3.50% 10/1/20	250,000	261,153
Southern 2.45% 9/1/18	7,765,000	7,933,112
State Grid Overseas Investment 2014 144A 2.75% 5/7/19 #	2,835,000	2,866,228
WEC Energy Group 2.45% 6/15/20	4,230,000	4,226,679

		93,558,839

Energy – 4.58%
BG Energy Capital 144A 2.875% 10/15/16 #	3,535,000	3,608,694
CenterPoint Energy Resources 4.50% 1/15/21	6,607,000	7,108,755
Chevron
1.961% 3/3/20	2,290,000	2,272,733
2.411% 3/3/22	1,305,000	1,270,072
CNOOC Finance 2015 Australia 2.625% 5/5/20	1,280,000	1,264,689
Columbia Pipeline Group
144A 2.45% 6/1/18 #	775,000	781,515
144A 3.30% 6/1/20 #	2,170,000	2,180,878
Continental Resources 4.50% 4/15/23	4,490,000	4,336,298
Dominion Gas Holdings 2.50% 12/15/19	12,040,000	12,178,556
Enterprise Products Operating 3.70% 2/15/26	4,010,000	3,891,152
EOG Resources 2.45% 4/1/20	4,170,000	4,201,713
Exxon Mobil 2.397% 3/6/22	1,365,000	1,340,310
Marathon Oil 3.85% 6/1/25	3,735,000	3,668,084
Noble Holding International 3.05% 3/1/16	6,710,000	6,759,506
Petronas Global Sukuk 144A 2.707% 3/18/20 #	1,650,000	1,653,237
Regency Energy Partners 5.875% 3/1/22	5,020,000	5,350,999
Woodside Finance 144A 8.75% 3/1/19 #	4,420,000	5,345,194

		67,212,385

Finance Companies – 0.81%
CME Group 3.00% 3/15/25	1,955,000	1,900,848
General Electric Capital
144A 3.80% 6/18/19 #	1,355,000	1,433,643
5.55% 5/4/20	1,040,000	1,188,455
6.00% 8/7/19	2,745,000	3,139,509
7.125% 12/15/49 •	3,700,000	4,273,500

		11,935,955

Insurance – 0.87%
American International Group 6.40% 12/15/20	1,940,000	2,309,068

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)
Insurance (continued)
Berkshire Hathaway Finance 2.90% 10/15/20	1,530,000	$1,577,124
MetLife 1.756% 12/15/17	3,605,000	3,637,110
Metropolitan Life Global Funding I 144A 1.875% 6/22/18 #	1,435,000	1,446,118
Pricoa Global Funding I 144A 1.60% 5/29/18 #	920,000	915,573
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	1,910,000	1,925,288
144A 4.125% 11/1/24 #	900,000	908,187

		12,718,468

Natural Gas – 1.81%
Enterprise Products Operating 3.20% 2/1/16	2,500,000	2,530,825
Kinder Morgan 144A 5.00% 2/15/21 #	1,290,000	1,366,369
Kinder Morgan Energy Partners 6.50% 4/1/20	3,840,000	4,377,147
Sempra Energy 2.30% 4/1/17	3,460,000	3,512,391
Sunoco Logistics Partners Operations 3.45% 1/15/23	2,385,000	2,260,763
TransCanada PipeLines 1.875% 1/12/18	8,290,000	8,349,912
Williams Partners 7.25% 2/1/17	3,821,000	4,141,777

		26,539,184

Real Estate – 0.53%
Health Care REIT 3.625% 3/15/16	2,490,000	2,527,624
WEA Finance
144A 2.70% 9/17/19 #	4,895,000	4,906,958
144A 3.75% 9/17/24 #	400,000	396,100

		7,830,682

Technology – 3.74%
Amphenol 3.125% 9/15/21	11,135,000	11,158,562
Baidu 2.75% 6/9/19	4,000,000	4,009,404
Cisco Systems 2.45% 6/15/20	2,350,000	2,368,377
Hewlett-Packard
3.00% 9/15/16	1,830,000	1,867,722
3.30% 12/9/16	1,565,000	1,606,994
Molex Electronic Technologies 144A 2.878% 4/15/20 #	4,535,000	4,470,335
Motorola Solutions 4.00% 9/1/24	3,130,000	3,041,772
National Semiconductor 6.60% 6/15/17	925,000	1,021,751
NetApp 3.375% 6/15/21	3,585,000	3,537,115
Oracle
2.50% 5/15/22	910,000	884,444
2.95% 5/15/25	7,210,000	6,947,852
QUALCOMM 3.00% 5/20/22	3,645,000	3,623,644
Seagate HDD Cayman 144A 4.75% 1/1/25 #	3,930,000	3,913,223

Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)
Technology (continued)
Tencent Holdings
144A 3.375% 5/2/19 #	1,990,000	$2,045,002
144A 3.80% 2/11/25 #	415,000	403,377
Xerox
5.625% 12/15/19	1,360,000	1,526,333
6.35% 5/15/18	2,250,000	2,509,159

		54,935,066

Transportation – 1.77%
AP Moeller – Maersk 144A 2.55% 9/22/19 #	3,275,000	3,300,843
CSX 5.60% 5/1/17	950,000	1,024,476
ERAC USA Finance 144A 1.40% 4/15/16 #	4,160,000	4,167,929
HPHT Finance 15 144A 2.875% 3/17/20 #	1,005,000	1,002,275
Penske Truck Leasing 144A 2.50% 6/15/19 #	8,890,000	8,813,386
Union Pacific 2.25% 2/15/19	4,850,000	4,916,275
United Parcel Service 5.125% 4/1/19	2,415,000	2,693,655

		25,918,839

Total Corporate Bonds (cost $838,498,329)		841,148,736

Municipal Bond – 0.45%
University of California Series Y-2 0.687% 7/1/41 •	6,670,000	6,672,535

Total Municipal Bond (cost $6,670,000)		6,672,535

Non-Agency Asset-Backed Securities – 27.62%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	1,000,000	1,053,156
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	10,490,000	10,518,344
Series 2014-2 A 0.556% 1/16/18 •	7,050,000	7,042,999
American Express Credit Account Master Trust
Series 2012-1 A 0.456% 1/15/20 •	6,950,000	6,951,376
Series 2012-3 B 0.686% 3/15/18 •	2,555,000	2,554,944
Series 2013-2 A 0.604% 5/17/21 •	4,645,000	4,654,225
Series 2014-1 A 0.556% 12/15/21 •	9,500,000	9,489,445
American Homes 4 Rent Trust Series 2014-SFR2 A 144A 3.786% 10/17/36 #	544,005	559,846
Ameriquest Mortgage Securities Asset-Backed Pass Through Certificates Series 2003-11 AF6 5.533% 12/25/33 ♦f	10,414	10,802

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)
ARI Fleet Lease Trust Series 2015-A A2 144A 1.11% 11/15/18 #	395,000	$395,187
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A 3.41% 11/20/17 #	960,000	986,037
Series 2013-2A A 144A 2.97% 2/20/20 #	8,750,000	8,985,323
Bank of America Credit Card Trust
Series 2007-A4 A4 0.226% 11/15/19 •	2,150,000	2,139,811
Series 2014-A2 A 0.456% 9/16/19 •	14,937,000	14,920,554
Series 2014-A3 A 0.474% 1/15/20 •	7,000,000	6,995,583
Barclays Dryrock Issuance Trust Series 2014-2 A 0.526% 3/16/20 •	2,500,000	2,499,533
BMW Floorplan Master Owner Trust Series 2012-1A A 144A 0.586% 9/15/17 #•	7,500,000	7,503,923
Cabela’s Credit Card Master Note Trust
Series 2012-2A A1 144A 1.45% 6/15/20 #	9,600,000	9,640,848
Series 2012-2A A2 144A 0.666% 6/15/20 #•	13,065,000	13,099,452
Series 2014-1 A 0.536% 3/16/20 •	8,000,000	8,002,800
Series 2014-2 A 0.636% 7/15/22 •	3,750,000	3,742,496
California Republic Auto Receivables Trust Series 2013-2 A2 1.23% 3/15/19	1,673,492	1,677,359
Capital One Multi-Asset Execution Trust
Series 2006-A11 A11 0.276% 6/17/19 •	3,000,000	2,993,700
Series 2007-A1 A1 0.236% 11/15/19 •	8,080,000	8,052,237
Series 2007-A5 A5 0.226% 7/15/20 •	5,250,000	5,215,565
Chase Issuance Trust
Series 2007-A5 A5 0.226% 3/15/19 •	100,000	99,535
Series 2007-B1 B1 0.436% 4/15/19 •	6,000,000	5,962,962
Series 2012-A9 A9 0.336% 10/16/17 •	925,000	925,000
Series 2013-A9 A 0.606% 11/16/20 •	6,100,000	6,110,998
Series 2014-A5 A5 0.556% 4/15/21 •	6,835,000	6,824,761
Chesapeake Funding
Series 2012-2A A 144A 0.638% 5/7/24 #•	1,423,443	1,423,734
Series 2014-1A A 144A 0.604% 3/7/26 #•	6,312,039	6,292,781
Citibank Credit Card Issuance Trust
Series 2013-A2 A2 0.467% 5/26/20 •	850,000	850,273
Series 2013-A4 A4 0.607% 7/24/20 •	950,000	951,517
Series 2013-A7 A7 0.615% 9/10/20 •	5,170,000	5,180,304

Limited-Term Diversified Income Series-9

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)
Conseco Financial Series 1997-6 A8 7.07% 1/15/29	16,339	$16,511
Dell Equipment Finance Trust Series 2014-1 A3 144A 0.94% 6/22/20 #	935,000	935,897
Discover Card Execution Note Trust
Series 2013-A1 A1 0.486% 8/17/20 •	9,795,000	9,793,413
Series 2013-A5 A5 1.04% 4/15/19	5,250,000	5,259,035
Series 2013-A6 A6 0.624% 4/15/21 •	7,100,000	7,117,743
Series 2014-A1 A1 0.616% 7/15/21 •	7,340,000	7,358,321
Series 2014-A3 A3 1.22% 10/15/19	1,430,000	1,432,329
Series 2015-A1 A1 0.536% 8/17/20 •	9,885,000	9,887,956
Enterprise Fleet Financing Series 2014-1 A2 144A 0.87% 9/20/19 #	2,268,312	2,266,474
Fifth Third Auto Trust Series 2014-2 A2B 0.346% 4/17/17 •	3,708,387	3,707,315
FirstKey Lending Trust Series 2015-SFR1 A 144A 2.553% 3/9/47 #	697,292	697,954
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	1,025,000	1,021,936
Ford Credit Floorplan Master Owner Trust A
Series 2013-1 A1 0.85% 1/15/18	5,185,000	5,188,946
Series 2013-1 A2 0.566% 1/15/18 •	4,750,000	4,752,218
Series 2013-2 A 144A 2.09% 3/15/22 #	2,155,000	2,141,822
Series 2014-1 A2 0.586% 2/15/19 •	5,765,000	5,765,190
GE Dealer Floorplan Master Note Trust
Series 2012-2 A 0.937% 4/22/19 •	16,930,000	16,967,009
Series 2013-1 A 0.587% 4/20/18 •	3,555,000	3,552,533
Series 2014-2 A 0.637% 10/20/19 •	6,450,000	6,438,364
Series 2015-1 A 0.687% 1/20/20 •	7,290,000	7,262,101
Golden Credit Card Trust
Series 2012-3A A 144A 0.636% 7/17/17 #•	5,885,000	5,885,418
Series 2012-5A A 144A 0.79% 9/15/17 #	565,000	565,250
Series 2013-2A A 144A 0.616% 9/15/18 #•	6,850,000	6,855,137
Series 2014-1A A 144A 0.526% 3/15/19 #•	570,000	568,490
Series 2014-2A A 144A 0.636% 3/15/21 #•	8,195,000	8,171,407
Series 2015-1A A 144A 0.626% 2/15/20 #•	10,175,000	10,175,326
GreatAmerica Leasing Receivables Series 2014-1 A3 144A 0.89% 7/15/17 #	8,125,000	8,122,335

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)
Hertz Fleet Lease Funding Series 2014-1 A 144A 0.585% 4/10/28 #•	4,548,232	$4,542,424
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	359,525	355,282
Hyundai Auto Lease Securitization Trust
Series 2014-A A4 144A 1.01% 9/15/17 #	1,530,000	1,532,818
Series 2015-A A3 144A 1.42% 9/17/18 #	5,300,000	5,318,153
MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35 #•	134	136
Navistar Financial Dealer Note Master Owner Trust II Series 2014-1 A 144A 0.937% 10/25/19 #•	6,500,000	6,507,800
Navistar Financial Dealer Note Master Trust Series 2013-2 A 144A 0.867% 9/25/18 #•	6,000,000	6,003,012
NextGear Floorplan Master Owner Trust Series 2014-1A A 144A 1.92% 10/15/19 #	1,420,000	1,424,807
Nissan Auto Lease Trust Series 2014-A A4 1.04% 10/15/19	5,695,000	5,696,549
Nissan Auto Receivables Owner Trust Series 2013-C A3 0.67% 8/15/18	2,483,870	2,481,287
Nissan Master Owner Trust Receivables Series 2013-A A 0.486% 2/15/18 •	8,995,000	8,995,000
Penarth Master Issuer
Series 2015-1A A1 144A 0.585% 3/18/19 #•	545,000	545,354
Series 2015-2A A1 144A 0.588% 5/18/19 #•	4,000,000	4,000,768
PFS Financing
Series 2013-AA A 144A 0.736% 2/15/18 #•	5,480,000	5,474,794
Series 2014-AA A 144A 0.786% 2/15/19 #•	6,000,000	5,987,628
Series 2015-AA A 144A 0.806% 4/15/20 #•	1,000,000	999,812
Porsche Innovative Lease Owner Trust Series 2015-1 A3 144A 1.19% 7/23/18 #	1,080,000	1,078,727
Progress Residential Trust Series 2015-SFR2 A 144A 2.74% 6/12/32 #	745,000	739,294

Limited-Term Diversified Income Series-10

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	1,180,000	$1,179,199
Series 2015-2 A 1.60% 4/15/21	1,780,000	1,778,918
Trade MAPS 1 Series 2013-1A A 144A 0.885% 12/10/18 #•	11,750,000	11,749,448
Volkswagen Auto Lease Trust
Series 2014-A A2B 0.397% 10/20/16 •	1,475,602	1,475,169
Series 2014-A A3 0.80% 4/20/17	4,000,000	4,000,328
Series 2015-A A3 1.25% 12/20/17	1,085,000	1,086,307
Volvo Financial Equipment Series 2014-1A A3 144A 0.82% 4/16/18 #	2,000,000	1,997,008
Wheels Series 2014-1A A2 144A 0.84% 3/20/23 #	3,339,061	3,335,465
World Financial Network Credit Card Master Trust Series 2015-A A 0.666% 2/15/22 •	965,000	964,542

Total Non-Agency Asset-Backed Securities (cost $405,653,638)		405,463,869

Non-Agency Collateralized Mortgage Obligations – 0.86%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35 •	19,154	19,598
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	25,259	25,995
Series 2005-6 7A1 5.50% 7/25/20	20,167	20,114
CHL Mortgage Pass Through Trust
Series 2003-21 A1 2.733% 5/25/33 ♦•	5,155	5,183
Series 2003-46 1A1 2.536% 1/19/34 ♦•	4,849	4,816
Fannie Mae Connecticut Avenue Securities
Series 2015-C02 1M1 1.337% 5/25/25 •	4,307,096	4,283,786
Series 2015-C02 2M1 1.387% 5/25/25 •	5,397,182	5,373,105
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN4 M2 2.587% 10/25/24 •	525,000	526,885
Series 2015-DNA1 M2 2.037% 10/25/27 •	895,000	879,729

	Principal amount°	Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2015-HQ2 M2 2.137% 5/25/25 •	500,000	$491,759
GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27 #•	7,239	7,516
MASTR ARM Trust Series 2003-6 1A2 2.45% 12/25/33 •	5,574	5,549
Sequoia Mortgage Trust Series 2014-2 A4 144A 3.50% 7/25/44 #•	1,015,005	1,018,574
WaMu Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18 ♦	7,749	7,853

Total Non-Agency Collateralized Mortgage Obligations (cost $12,751,525)		12,670,462

U.S. Treasury Obligations – 4.54%
U.S. Treasury Floating Rate Note 0.089% 4/30/17 • ¥	59,690,000	59,690,239
U.S. Treasury Note 2.125% 5/15/25	7,045,000	6,917,859

Total U.S. Treasury Obligations (cost $66,696,596)		66,608,098

Preferred Stock – 0.26%
Bank of America 6.10% •	1,115,000	1,102,456
Morgan Stanley 5.55% •	2,710,000	2,693,740

Total Preferred Stock (cost $3,831,969)		3,796,196

Short-Term Investments – 0.75%
Discount Note – 0.06% ≠
Federal Home Loan Bank 0.05% 8/14/15	932,630	932,596

		932,596

Repurchase Agreements – 0.69%
Bank of America Merrill Lynch 0.05%, dated 6/30/15, to be repurchased on 7/1/15, repurchase price $2,797,894 (collateralized by U.S. government obligations 0.125%-0.625% 4/15/17-6/30/17; market value $2,853,850)	2,797,890	2,797,890

Limited-Term Diversified Income Series-11

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal 0.07%, dated 6/30/15, to be repurchased on 7/1/15, repurchase price $4,663,160 (collateralized by U.S. government obligations 0.25%-8.00% 1/31/16-8/15/23; market value $4,756,414)	4,663,151	$4,663,151

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.08%, dated 6/30/15, to be repurchased on 7/1/15, repurchase price $2,619,410 (collateralized by U.S. government obligations 0.00%-6.375% 8/15/19-11/15/44; market value $2,671,793)	2,619,404	$2,619,404

		10,080,445

Total Short-Term Investments (cost $11,013,018)		11,013,041

Total Value of Securities – 100.06% (cost $1,466,311,669)	$1,469,015,059

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2015, the aggregate value of Rule 144A securities was $380,453,931, which represents 25.91% of the Series’ net assets. See Note 9 in “Notes to financial statements.”
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of June 30, 2015. Interest rates reset periodically.
¥	Fully or partially pledged as collateral for futures contracts.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2015.

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
271 U.S. Treasury 10 yr Notes	$34,496,071	$34,192,578	9/21/15	$(303,493)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional value presented above represents the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 6 in “Notes to financial statements.”

Limited-Term Diversified Income Series-12

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

Summary of abbreviations:

ARM - Adjustable Rate Mortgage

DB - Deutsche Bank

GNMA - Government National Mortgage Association

GS - Goldman Sachs

GSMPS - Goldman Sachs Reperforming Mortgage Securities

LB - Lehman Brothers

MASTR - Mortgage Asset Securitization Transactions, Inc.

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

S.F. - Single Family

UBS - Union Bank of Switzerland

yr - Year

See accompanying notes, which are an integral part of the financial statements

Limited-Term Diversified Income Series-13

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Statement of assets and liabilities	June 30, 2015 (Unaudited)

Assets:
Investments, at value[1]	$1,458,002,018
Short-term investments, at value[2]	11,013,041
Cash	295,167
Interest receivable	6,799,437
Receivables for series shares sold	569,148
Receivables for securities sold	373,085

Total assets	1,477,051,896

Liabilities:
Payable for securities purchased	6,545,757
Income distribution payable	495,950
Variation margin payable on futures contracts	303,493
Payable for series shares redeemed	271,789
Investment management fees payable	572,404
Other accrued expenses	425,831
Distribution fees payable	288,500
Other affiliates payable	25,908
Trustees’ fees and expenses payable	4,464

Total liabilities	8,934,096

Total Net Assets	$1,468,117,800

Net Assets Consist of:
Paid-in capital	$1,484,216,644
Distributions in excess of net investment income	(2,313,199)
Accumulated net realized loss on investments	(16,185,542)
Net unrealized appreciation of investments and derivatives	2,399,897

Total Net Assets	$1,468,117,800

Net Asset Value
Standard Class:
Net assets	$61,451,633
Shares of beneficial interest outstanding, unlimited authorization, no par	6,243,072
Net asset value per share	$9.84

Service Class:
Net assets	$1,406,666,167
Shares of beneficial interest outstanding, unlimited authorization, no par	143,864,894
Net asset value per share	$9.78

[1] Investments, at cost	$1,455,298,651
[2] Short-term investments, at cost	11,013,018
See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-14

Delaware VIP® Trust —

Delaware VIP Limited-Term Diversified Income Series

Statement of operations

Six-months ended June 30, 2015 (Unaudited)

Investment Income:
Interest	$13,820,522
Dividends	12,900

13,833,422

Expenses:
Management fees	3,464,326
Distribution expenses – Service Class	2,095,641
Reports and statements to shareholders	302,116
Accounting and administration expenses	230,613
Dividend disbursing and transfer agent fees and expenses	61,411
Legal fees	54,556
Custodian fees	48,032
Trustees’ fees and expenses	36,533
Audit and tax	22,730
Registration fees	269
Other	29,391

6,345,618
Less waived distribution expenses – Service Class	(349,274)

Total operating expenses	5,996,344

Net Investment Income	7,837,078

Net Realized and Unrealized Gain (Loss)
Net realized gain
Investments	4,995,695
Futures contracts	799,552

Net realized gain	5,795,247

Net change in unrealized appreciation (depreciation) of:
Investments	(6,565,551)
Futures contracts	(434,578)

Net change in unrealized appreciation (depreciation)	(7,000,129)

Net Realized And Unrealized Loss	(1,204,882)

Net Increase in Net Assets Resulting from Operations	$6,632,196

Delaware VIP Trust —

Delaware VIP Limited-Term Diversified Income Series

Statements of changes in net assets

	Six months ended 6/30/15 (Unaudited)	Year ended 12/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,837,078	$14,111,291
Net realized gain	5,795,247	6,489,437
Net change in unrealized appreciation (depreciation)	(7,000,129)	341,128

Net increase in net assets resulting from operations	6,632,196	20,941,856

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(503,861)	(901,035)
Service Class	(9,978,270)	(18,533,421)

	(10,482,131)	(19,434,456)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	7,774,625	21,976,001
Service Class	35,439,778	154,407,137

Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	504,188	892,191
Service Class	9,987,252	18,374,866

	53,705,843	195,650,195

Cost of shares redeemed:
Standard Class	(6,023,254)	(13,709,162)
Service Class	(40,618,891)	(100,111,241)

	(46,642,145)	(113,820,403)

Increase in net assets derived from capital share transactions	7,063,698	81,829,792

Net Increase in Net Assets	3,213,763	83,337,192

Net Assets:
Beginning of year	1,464,904,037	1,381,566,845

End of year	$1,468,117,800	$1,464,904,037

Undistributed (distributions in excess of) net investment income	$(2,313,199)	$331,854

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-15

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Standard Class
	Six months
	ended
	6/30/15[1]	Year ended
	(Unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$9.870	$9.860	$10.120	$10.090	$10.150	$10.010

Income (loss) from investment operations:
Net investment income[2]	0.065	0.120	0.092	0.095	0.119	0.193
Net realized and unrealized gain (loss)	(0.012)	0.046	(0.199)	0.183	0.171	0.248

Total from investment operations	0.053	0.166	(0.107)	0.278	0.290	0.441

Less dividends and distributions from:
Net investment income	(0.083)	(0.156)	(0.142)	(0.171)	(0.193)	(0.240)
Net realized gain	—	—	(0.007)	(0.077)	(0.157)	(0.061)
Return of capital	—	—	(0.004)	—	—	—

Total dividends and distributions	(0.083)	(0.156)	(0.153)	(0.248)	(0.350)	(0.301)

Net asset value, end of period	$9.840	$9.870	$9.860	$10.120	$10.090	$10.150

Total return[3]	0.53%	1.69%	(1.06% )	2.78%	2.91%	4.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$61,452	$59,362	$50,161	$51,194	$43,427	$39,362
Ratio of expenses to average net assets	0.58%	0.56%	0.56%	0.57%	0.58%	0.60%
Ratio of net investment income to average net assets	1.33%	1.22%	0.92%	0.93%	1.17%	1.90%
Portfolio turnover	54%	113%	236%	284%	432%	443%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-16

Delaware VIP® Limited-Term Diversified Income Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Service Class
	Six months ended
	6/30/15[1]	Year ended
	(Unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$9.800	$9.790	$10.050	$10.020	$10.090	$9.940

Income (loss) from investment operations:
Net investment income[2]	0.052	0.095	0.066	0.069	0.093	0.167
Net realized and unrealized gain (loss)	(0.002)	0.046	(0.199)	0.182	0.161	0.257

Total from investment operations	0.050	0.141	(0.133)	0.251	0.254	0.424

Less dividends and distributions from:
Net investment income	(0.070)	(0.131)	(0.116)	(0.144)	(0.167)	(0.213)
Net realized gain	—	—	(0.007)	(0.077)	(0.157)	(0.061)
Return of capital	—	—	(0.004)	—	—	—

Total dividends and distributions	(0.070)	(0.131)	(0.127)	(0.221)	(0.324)	(0.274)

Net asset value, end of period	$9.780	$9.800	$9.790	$10.050	$10.020	$10.090

Total return[3]	0.51%	1.44%	(1.33% )	2.53%	2.56%	4.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,406,666	$1,405,542	$1,331,406	$1,127,086	$937,874	$675,648
Ratio of expenses to average net assets	0.83%	0.81%	0.81%	0.82%	0.83%	0.85%
Ratio of expenses to average net assets prior to fees waived	0.88%	0.86%	0.86%	0.87%	0.88%	0.90%
Ratio of net investment income to average net assets	1.08%	0.97%	0.67%	0.68%	0.92%	1.65%
Ratio of net investment income to average net assets prior to fees waived	1.03%	0.92%	0.62%	0.63%	0.87%	1.60%
Portfolio turnover	54%	113%	236%	284%	432%	443%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-17

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Notes to financial statements

June 30, 2015 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Limited-Term Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of a trading in a security.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2011–Dec. 31, 2014), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series.

Class Accounting — Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase or sell certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2015.

To Be Announced Trades (TBA) — The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Use of Estimates — The Series is an investment company whose Financial statements are prepared in conformity with U.S. GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over

Limited-Term Diversified Income Series-18

Delaware VIP® Limited-Term Diversified Income Series

Notes to financial statements

1. Significant Accounting Policies (continued)

the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2015.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2015, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; and 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2015, the Series was charged $34,376 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2015, the Series was charged $54,639 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan. 1, 2015 to June 30, 2015* in order to limit distribution and service fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2015, the Series was charged $20,186 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period is April 30, 2014 through April 29, 2016.

Limited-Term Diversified Income Series-19

Delaware VIP® Limited-Term Diversified Income Series

Notes to financial statements

3. Investments

For the six months ended June 30, 2015, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$529,782,684
Purchases of U.S. government securities	276,504,635
Sales other than U.S. government securities	572,280,308
Sales of U.S. government securities	210,809,080

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$1,471,243,958	$6,464,024	$(8,692,923)	$(2,228,899)

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$(9,866,020)	$(7,359,139)

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Limited-Term Diversified Income Series-20

Delaware VIP® Limited-Term Diversified Income Series

Notes to financial statements

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Total
Agency, asset-backed & mortgage-backed securities[1]	$—	$538,091,356	$538,091,356
Corporate debt	—	842,833,833	842,833,833
Municipal bonds	—	6,672,535	6,672,535
Preferred Stock	—	3,796,196	3,796,196
Short-term investments	—	11,013,041	11,013,041
U.S. Treasury obligations	—	66,608,098	66,608,098

Total	$—	$1,469,015,059	$1,469,015,059

Futures Contracts	$(303,493)	$—	$(303,493)

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At June 30, 2015, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/15	Year ended 12/31/14
Shares sold:
Standard Class	784,127	2,220,917
Service Class	3,599,472	15,701,989

Shares issued upon reinvestment of dividends and distributions:
Standard Class	50,899	90,201
Service Class	1,014,375	1,869,810

	5,448,873	19,882,917

Shares redeemed:
Standard Class	(606,888)	(1,385,420)
Service Class	(4,123,148)	(10,184,068)

	(4,730,036)	(11,569,488)

Net increase	718,837	8,313,429

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement will expire on Nov. 9, 2015.

The Series had no amounts outstanding as of June 30, 2015 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Limited-Term Diversified Income Series-21

Delaware VIP® Limited-Term Diversified Income Series

Notes to financial statements

6. Derivatives (continued)

Futures Contracts

A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Series posted $420,002 in securities as a margin for open futures contracts, which is presented on the “Schedule of investments.”

During the six months ended June 30, 2015, the Series entered into futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

During the six months ended June 30, 2015, the Series had interest risk, which is disclosed as “Variation margin payable on futures contracts“ on the “Statement of assets and liabilities” and as “Net realized gain on futures contracts” on the “Statement of operations.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2015

	Long Derivative Volume	Short Derivative Volume
Futures contracts (Average notional value)	$23,016,196	$—

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivatives assets and derivatives liabilities that are subject to netting arrangements in the “Statement of assets and liabilities.”

Limited-Term Diversified Income Series-22

Delaware VIP® Limited-Term Diversified Income Series

Notes to financial statements

7. Offsetting (continued)

At June 30, 2015, the Series had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$2,797,890	$(2,797,890)	$—	$—
Bank of Montreal	4,663,151	(4,663,151)	—	—
BNP Paribas	2,619,404	(2,619,404)	—	—

Total	$10,080,445	$(10,080,445)	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

8. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed, and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2015, the Series had no securities out on loan.

9. Credit and Market Risk

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments

Limited-Term Diversified Income Series-23

Delaware VIP® Limited-Term Diversified Income Series

Notes to financial statements

9. Credit and Market Risk (continued)

may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and lower than Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in certain obligations held by the Series that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.” As of June 30, 2015, no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management has determined that this pronouncement has no impact to the Series’ financial statements.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2015 that would require recognition or disclosure in the Series’ financial statements.

Limited-Term Diversified Income Series-24

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Other Series information (Unaudited)

Proxy Results

At Joint Special Meetings of Shareholders of Delaware VIP Trust (the “Trust”), on behalf of Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Smid Cap Growth Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series (each, a “Series”), held on March 31, 2015, the shareholders of the Trust/the Series voted to: (i) elect a Board of Trustees for the Trust; (ii) approve the implementation of a new “manager of managers” order for each Series; (iii) revise the fundamental investment restriction relating to lending for each Series; and (iv)(a) revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (iv)(b) revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (iv)(c) revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

A quorum of shares outstanding of each Series of the Trust was present, and the votes passed with a plurality of these Shares.

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	526,678,064.683	87.070%	95.993%	21,984,922.103	3.635%	4.007%
Ann D. Borowiec	526,264,974.988	87.002%	95.918%	22,398,011.798	3.703%	4.082%
Joseph W. Chow	526,415,411.906	87.027%	95.945%	22,247,574.880	3.678%	4.055%
Patrick P. Coyne	526,484,168.284	87.038%	95.958%	22,178,818.502	3.667%	4.042%
John A. Fry	526,252,958.816	87.000%	95.916%	22,410,027.970	3.705%	4.084%
Lucinda S. Landreth	526,602,085.810	87.058%	95.979%	22,060,900.976	3.647%	4.021%
Frances A. Sevilla-Sacasa	525,787,127.347	86.923%	96.831%	22,875,859.439	3.782%	4.169%
Thomas K. Whitford	527,047,577.123	87.132%	96.060%	21,615,409.663	3.573%	3.940%
Janet L. Yeomans	526,214,774.091	86.994%	95.909%	22,448,212.695	3.711%	4.091%
J. Richard Zecher	525,710,082.652	86.910%	95.817%	22,952,904.134	3.795%	4.183%

2. To approve the implementation of a new “manager of managers” order.

A quorum of the shares outstanding of the Series was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware VIP Diversified Income Series
Shares voted for	179,533,687.260
Percentage of outstanding shares	84.017%
Percentage of shares voted	90.774%
Shares voted against	8,383,244.447
Percentage of outstanding shares	3.923%
Percentage of shares voted	4.239%
Shares abstained	9,864,005.119
Percentage of outstanding shares	4.616%
Percentage of shares voted	4.987%
Broker non-votes	—

Limited-Term Diversified Income Series-25

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP Emerging Markets Series
Shares voted for	21,664,190.259
Percentage of outstanding shares	78.496%
Percentage of shares voted	91.558%
Shares voted against	891,440.937
Percentage of outstanding shares	3.230%
Percentage of shares voted	3.767%
Shares abstained	1,105,968.815
Percentage of outstanding shares	4.007%
Percentage of shares voted	4.674%
Broker non-votes	—
Delaware VIP High Yield Series
Shares voted for	49,544,742.708
Percentage of outstanding shares	81.361%
Percentage of shares voted	90.107%
Shares voted against	2,934,638.577
Percentage of outstanding shares	4.819%
Percentage of shares voted	5.337%
Shares abstained	2,504,911.809
Percentage of outstanding shares	4.114%
Percentage of shares voted	4.556%
Broker non-votes	—
Delaware VIP International Value Equity Series
Shares voted for	4,486,133.331
Percentage of outstanding shares	84.064%
Percentage of shares voted	86.689%
Shares voted against	371,219.892
Percentage of outstanding shares	6.956%
Percentage of shares voted	7.173%
Shares abstained	317,615.637
Percentage of outstanding shares	5.952%
Percentage of shares voted	6.138%
Broker non-votes	—
Delaware VIP Limited-Term Diversified Income Series
Shares voted for	132,127,100.461
Percentage of outstanding shares	88.414%
Percentage of shares voted	90.095%
Shares voted against	5,808,130.763
Percentage of outstanding shares	3.887%
Percentage of shares voted	3.960%
Shares abstained	8,718,218.458
Percentage of outstanding shares	5.834%
Percentage of shares voted	5.945%
Broker non-votes	—

Limited-Term Diversified Income Series-26

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP REIT Series
Shares voted for	26,815,788.663
Percentage of outstanding shares	80.781%
Percentage of shares voted	91.598%
Shares voted against	1,239,672.430
Percentage of outstanding shares	3.734%
Percentage of shares voted	4.234%
Shares abstained	1,220,115.616
Percentage of outstanding shares	3.676%
Percentage of shares voted	4.168%
Broker non-votes	—
Delaware VIP Small Cap Value Series
Shares voted for	20,167,531.570
Percentage of outstanding shares	73.957%
Percentage of shares voted	90.893%
Shares voted against	1,011,464.218
Percentage of outstanding shares	3.709%
Percentage of shares voted	4.559%
Shares abstained	1,009,169.258
Percentage of outstanding shares	3.701%
Percentage of shares voted	4.548%
Broker non-votes	0.001
Delaware VIP Smid Cap Growth Series
Shares voted for	15,836,485.164
Percentage of outstanding shares	80.371%
Percentage of shares voted	88.722%
Shares voted against	1,067,437.855
Percentage of outstanding shares	5.417%
Percentage of shares voted	5.980%
Shares abstained	945,601.959
Percentage of outstanding shares	4.799%
Percentage of shares voted	5.298%
Broker non-votes	—
Delaware VIP U.S. Growth Series
Shares voted for	25,576,018.399
Percentage of outstanding shares	66.205%
Percentage of shares voted	89.891%
Shares voted against	1,384,891.646
Percentage of outstanding shares	3.585%
Percentage of shares voted	4.867%
Shares abstained	1,491,227.310
Percentage of outstanding shares	3.860%
Percentage of shares voted	5.241%
Broker non-votes	—

Limited-Term Diversified Income Series-27

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP Value Series
Shares voted for	21,096,344.681
Percentage of outstanding shares	72.432%
Percentage of shares voted	93.172%
Shares voted against	635,957.509
Percentage of outstanding shares	2.183%
Percentage of shares voted	2.809%
Shares abstained	910,032.032
Percentage of outstanding shares	3.124%
Percentage of shares voted	4.019%
Broker non-votes	0.001

3. To revise the fundamental investment restriction related to lending.

A quorum of the shares outstanding of the Series was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware VIP Diversified Income Series
Shares voted for	176,844,463.582
Percentage of outstanding shares	82.758%
Percentage of shares voted	89.414%
Shares voted against	9,890,294.147
Percentage of outstanding shares	4.628%
Percentage of shares voted	5.001%
Shares abstained	11,046,179.097
Percentage of outstanding shares	5.169%
Percentage of shares voted	5.585%
Broker non-votes	—
Delaware VIP Emerging Markets Series
Shares voted for	21,155,701.765
Percentage of outstanding shares	76.654%
Percentage of shares voted	89.409%
Shares voted against	1,148,187.741
Percentage of outstanding shares	4.160%
Percentage of shares voted	4.853%
Shares abstained	1,357,710.506
Percentage of outstanding shares	4.919%
Percentage of shares voted	5.738%
Broker non-votes	—

Limited-Term Diversified Income Series-28

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP High Yield Series
Shares voted for	48,169,080.642
Percentage of outstanding shares	79.102%
Percentage of shares voted	87.605%
Shares voted against	3,819,285.510
Percentage of outstanding shares	6.272%
Percentage of shares voted	6.946%
Shares abstained	2,995,926.942
Percentage of outstanding shares	4.920%
Percentage of shares voted	5.449%
Broker non-votes	—
Delaware VIP International Value Equity Series
Shares voted for	4,441,418.869
Percentage of outstanding shares	83.226%
Percentage of shares voted	85.825%
Shares voted against	450,645.832
Percentage of outstanding shares	8.445%
Percentage of shares voted	8.708%
Shares abstained	282,904.158
Percentage of outstanding shares	5.301%
Percentage of shares voted	5.467%
Broker non-votes	—
Delaware VIP Limited-Term Diversified Income Series
Shares voted for	129,567,125.428
Percentage of outstanding shares	86.701%
Percentage of shares voted	88.349%
Shares voted against	7,071,982.835
Percentage of outstanding shares	4.732%
Percentage of shares voted	4.822%
Shares abstained	10,014,341.420
Percentage of outstanding shares	6.701%
Percentage of shares voted	6.829%
Broker non-votes	—
Delaware VIP REIT Series
Shares voted for	26,161,089.640
Percentage of outstanding shares	78.808%
Percentage of shares voted	89.361%
Shares voted against	1,638,902.001
Percentage of outstanding shares	4.937%
Percentage of shares voted	5.598%
Shares abstained	1,475,585.067
Percentage of outstanding shares	4.445%
Percentage of shares voted	5.040%
Broker non-votes	—

Limited-Term Diversified Income Series-29

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP Small Cap Value Series
Shares voted for	20,054,612.491
Percentage of outstanding shares	73.543%
Percentage of shares voted	90.384%
Shares voted against	1,106,997.851
Percentage of outstanding shares	4.060%
Percentage of shares voted	4.989%
Shares abstained	1,026,554.705
Percentage of outstanding shares	3.765%
Percentage of shares voted	4.627%
Broker non-votes	0.001
Delaware VIP Smid Cap Growth Series
Shares voted for	15,162,100.040
Percentage of outstanding shares	76.948%
Percentage of shares voted	84.944%
Shares voted against	1,491,769.928
Percentage of outstanding shares	7.571%
Percentage of shares voted	8.357%
Shares abstained	1,195,655.010
Percentage of outstanding shares	6.068%
Percentage of shares voted	6.699%
Broker non-votes	—
Delaware VIP U.S. Growth Series
Shares voted for	25,178,954.037
Percentage of outstanding shares	65.177%
Percentage of shares voted	88.496%
Shares voted against	1,596,431.587
Percentage of outstanding shares	4.132%
Percentage of shares voted	5.611%
Shares abstained	1,676,751.732
Percentage of outstanding shares	4.340%
Percentage of shares voted	5.893%
Broker non-votes	—
Delaware VIP Value Series
Shares voted for	20,406,314.522
Percentage of outstanding shares	70.063%
Percentage of shares voted	90.125%
Shares voted against	1,108,793.968
Percentage of outstanding shares	3.807%
Percentage of shares voted	4.897%
Shares abstained	1,127,225.732
Percentage of outstanding shares	3.870%
Percentage of shares voted	4.978%
Broker non-votes	0.001

Limited-Term Diversified Income Series-30

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Other Series information (Unaudited)

Proxy Results (continued)

4. (a) To revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Shares voted for	497,844,902.446
Percentage of outstanding shares	82.304%
Percentage of shares voted	90.738%
Shares voted against	19,207,063.218
Percentage of outstanding shares	3.175%
Percentage of shares voted	3.501%
Shares abstained	31,611,021.120
Percentage of outstanding shares	5.226%
Percentage of shares voted	5.761%
Broker non-votes	0.002

4. (b) To revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Shares voted for	493,083,609.898
Percentage of outstanding shares	81.517%
Percentage of shares voted	89.870%
Shares voted against	24,097,482.106
Percentage of outstanding shares	3.984%
Percentage of shares voted	4.392%
Shares abstained	31,481,894.780
Percentage of outstanding shares	5.205%
Percentage of shares voted	5.738%
Broker non-votes	0.002

4. (c) To revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Shares voted for	503,119,718.443
Percentage of outstanding shares	83.176%
Percentage of shares voted	91.699%
Shares voted against	16,786,089.541
Percentage of outstanding shares	2.775%
Percentage of shares voted	3.059%
Shares abstained	28,757,178.800
Percentage of outstanding shares	4.754%
Percentage of shares voted	5.241%
Broker non-votes	0.002

Limited-Term Diversified Income Series-31

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPLTD 20548 [8/15] (14966)	Limited-Term Diversified Income Series-32

Delaware VIP® Trust
Delaware VIP REIT Series
Semiannual report
June 30, 2015

Investments in Delaware VIP® REIT Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2015, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP REIT Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP REIT Series

Disclosure of Series expenses

For the six-month period from January 1, 2015 to June 30, 2015 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2015 to June 30, 2015.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*

Actual Series return†

Standard Class	$1,000.00	$938.20	0.86%	$4.13

Service Class	1,000.00	937.30	1.11%	5.33

Hypothetical 5% return (5% return before expenses)

Standard Class	$1,000.00	$1,020.53	0.86%	$4.31

Service Class	1,000.00	1,019.29	1.11%	5.56

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

REIT Series-1

Delaware VIP® Trust — Delaware VIP REIT Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Security type / sector	Percentage of net assets

Common Stock	98.49%

Diversified REITs	4.08%

Healthcare REITs	7.75%

Hotel REITs	9.36%

Industrial REITs	4.46%

Mall REITs	17.44%

Manufactured Housing REIT	1.13%

Multifamily REITs	17.81%

Office REITs	15.00%

Office/Industrial REITs	3.70%

Self-Storage REITs	7.29%

Shopping Center REITs	8.67%

Single Tenant REIT	0.84%

Specialty REITs	0.96%
Short-Term Investments	0.78%
Total Value of Securities	99.27%
Receivables and Other Assets Net of Liabilities	0.73%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

Simon Property Group	10.12%

Equity Residential	4.86%

General Growth Properties	4.71%

AvalonBay Communities	4.37%

Health Care REIT	4.22%

Public Storage	4.22%

Boston Properties	3.91%

Vornado Realty Trust	3.43%

Essex Property Trust	3.27%

Host Hotels & Resorts	3.25%

REIT Series-2

Delaware VIP® Trust — Delaware VIP REIT Series

Schedule of investments

June 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 98.49%
Diversified REITs – 4.08%
Gramercy Property Trust	129,825	$3,034,010
Vornado Realty Trust	168,968	16,040,132

		19,074,142

Healthcare REITs – 7.75%
Health Care REIT	300,398	19,715,121
Omega Healthcare Investors	79,650	2,734,385
Ventas	221,599	13,759,082

		36,208,588

Hotel REITs – 9.36%
DiamondRock Hospitality	241,325	3,091,373
Hilton Worldwide Holdings †	208,325	5,739,354
Host Hotels & Resorts	765,468	15,179,230
Pebblebrook Hotel Trust	223,611	9,588,439
RLJ Lodging Trust	195,901	5,833,932
Strategic Hotels & Resorts †	356,315	4,318,538

		43,750,866

Industrial REITs – 4.46%
DCT Industrial Trust	190,366	5,985,107
Prologis	400,372	14,853,801

		20,838,908

Mall REITs – 17.44%
General Growth Properties	858,471	22,028,366
Macerich	106,725	7,961,685
Simon Property Group	273,453	47,312,838
Taubman Centers	60,375	4,196,063

		81,498,952

Manufactured Housing REIT – 1.13%
Equity LifeStyle Properties	100,028	5,259,472

		5,259,472

Multifamily REITs – 17.81%
Apartment Investment & Management	241,375	8,913,979
AvalonBay Communities	127,814	20,433,624
Equity Residential	323,625	22,708,766
Essex Property Trust	71,820	15,261,750
Post Properties	86,250	4,689,412
UDR	351,025	11,243,331

		83,250,862

Office REITs – 15.00%
Boston Properties	151,115	18,290,959
Brandywine Realty Trust	430,875	5,722,020
Douglas Emmett	170,925	4,604,718
Empire State Realty Trust	81,200	1,385,272
Equity Commonwealth †	258,425	6,633,770
Hudson Pacific Properties	196,086	5,562,960
Kilroy Realty	136,700	9,179,405
Paramount Group	275,957	4,735,422
SL Green Realty	127,538	14,015,151

		70,129,677

	Number of shares	Value (U.S. $)

Common Stock (continued)
Office/Industrial REITs – 3.70%
Duke Realty	763,075	$14,170,303
PS Business Parks	43,340	3,126,981

		17,297,284

Self-Storage REITs – 7.29%
CubeSmart	206,075	4,772,697
Extra Space Storage	146,886	9,579,905
Public Storage	106,886	19,706,572

		34,059,174

Shopping Center REITs – 8.67%
DDR	346,132	5,351,201
Equity One	156,500	3,652,710
Federal Realty Investment Trust	61,075	7,823,097
Kimco Realty	543,165	12,242,939
Ramco-Gershenson Properties Trust	84,325	1,376,184
Regency Centers	128,664	7,588,603
Retail Properties of America	178,225	2,482,674

		40,517,408

Single Tenant REIT – 0.84%
National Retail Properties	111,850	3,915,869

		3,915,869

Specialty REITs – 0.96%
American Residential Properties	182,361	3,373,679
GEO Group	33,300	1,137,528

		4,511,207

Total Common Stock (cost $444,953,958)		460,312,409

	Principal amount°

Short-Term Investments – 0.78%
Discount Notes – 0.78% ≠
Federal Home Loan Bank
0.04% 7/21/15	150,809	150,808
0.055% 7/31/15	331,960	331,957
0.065% 8/5/15	201,330	201,324
0.065% 9/2/15	603,236	603,183
0.07% 8/11/15	354,348	354,336
0.08% 7/17/15	403,873	403,872
0.08% 7/22/15	538,497	538,494
0.10% 10/23/15	603,236	603,066
Freddie Mac 0.075% 10/1/15	468,209	468,103

		3,655,143

Total Short-Term Investments (cost $3,655,051)		3,655,143

REIT Series-3

Delaware VIP® REIT Series

Schedule of investments (continued)

Total Value of Securities – 99.27% (cost $448,609,009)	$463,967,552

≠ The rate shown is the effective yield at the time of purchase.

 ° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

† Non-income-producing security.

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

REIT Series-4

Delaware VIP® Trust — Delaware VIP REIT Series
Statement of assets and liabilities	June 30, 2015 (Unaudited)

Assets:
Investments, at value[1]	$460,312,409
Short-term investments, at value[2]	3,655,143
Receivable for securities sold	7,797,759
Dividends and interest receivable	1,418,030
Receivable for series shares sold	729,815

Total assets	473,913,156

Liabilities:
Cash overdraft	2,754,156
Payable for securities purchased	2,721,309
Payable for series shares redeemed	536,761
Investment management fees payable	297,045
Other accrued expenses	172,289
Distribution fees payable	49,046
Other affiliates payable	6,383
Trustees’ fees and expenses payable	1,522

Total liabilities	6,538,511

Total Net Assets	$467,374,645

Net Assets Consist of:
Paid-in capital	$435,912,650
Undistributed net investment income	4,587,629
Accumulated net realized gain on investments	11,515,823
Net unrealized appreciation of investments	15,358,543

Total Net Assets	$467,374,645

Net Asset Value:
Standard Class:
Net assets	$235,293,571
Shares of beneficial interest outstanding, unlimited authorization, no par	16,374,651
Net asset value per share	$14.37

Service Class:
Net assets	$232,081,074
Shares of beneficial interest outstanding, unlimited authorization, no par	16,163,587
Net asset value per share	$14.36

[1] Investments, at cost	$444,953,958
[2] Short-term investments, at cost	3,655,051

See accompanying notes, which are an integral part of the financial statements.

REIT Series-5

Delaware VIP® Trust —

Delaware VIP REIT Series

Statement of operations

Six months ended June 30, 2015 (Unaudited)

Investment Income:
Dividends	$6,818,681
Interest	4,233

6,822,914

Expenses:
Management fees	1,931,238
Distribution expenses – Service Class	380,930
Reports and statements to shareholders	116,038
Accounting and administration expenses	81,791
Dividend disbursing and transfer agent fees and expenses	21,865
Legal fees	19,823
Custodian fees	15,989
Audit and tax	15,830
Trustees’ fees and expenses	12,976
Registration fees	472
Other	7,017

2,603,969
Less waived distribution expenses – Service Class	(63,488)

Total operating expenses	2,540,481

Net Investment Income	4,282,433

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	30,001,495
Net change in unrealized appreciation (depreciation) of investments	(65,821,567)

Net Realized And Unrealized Loss	(35,820,072)

Net Decrease in Net Assets Resulting from Operations	$(31,537,639)

Delaware VIP Trust —

Delaware VIP REIT Series

Statements of changes in net assets

	Six months ended 6/30/15 (Unaudited)	Year ended 12/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,282,433	$5,826,586
Net realized gain	30,001,495	32,448,156
Net change in unrealized appreciation (depreciation)	(65,821,567)	77,000,686

Net increase (decrease) in net assets resulting from operations	(31,537,639)	115,275,428

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(3,142,659)	(3,102,854)
Service Class	(2,450,241)	(2,497,220)

	(5,592,900)	(5,600,074)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	12,316,302	22,595,537
Service Class	16,019,731	21,931,147

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	3,142,659	3,102,854
Service Class	2,450,241	2,497,220

	33,928,933	50,126,758

Cost of shares redeemed:
Standard Class	(21,300,277)	(20,193,267)
Service Class	(20,048,322)	(25,164,081)

	(41,348,599)	(45,357,348)

Increase (decrease) in net assets derived from capital share transactions	(7,419,666)	4,769,410

Net Increase (Decrease) in Net Assets	(44,550,205)	114,444,764

Net Assets:
Beginning of period	511,924,850	397,480,086

End of period	$467,374,645	$511,924,850

Undistributed net investment income	$4,587,629	$5,898,096

See accompanying notes, which are an integral part of the financial statements.

REIT Series-6

Delaware VIP® Trust — Delaware VIP REIT Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Standard Class
	Six months ended 6/30/15[1] (Unaudited)
		Year ended
		12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$15.500	$12.140	$12.060	$10.470	$9.580	$7.750

Income (loss) from investment operations:
Net investment income[2]	0.139	0.195	0.180	0.189	0.165	0.189
Net realized and unrealized gain (loss)	(1.081)	3.353	0.095	1.576	0.883	1.880

Total from investment operations	(0.942)	3.548	0.275	1.765	1.048	2.069

Less dividends and distributions from:
Net investment income	(0.188)	(0.188)	(0.195)	(0.175)	(0.158)	(0.239)

Total dividends and distributions	(0.188)	(0.188)	(0.195)	(0.175)	(0.158)	(0.239)

Net asset value, end of period	$14.370	$15.500	$12.140	$12.060	$10.470	$9.580

Total return[3]	(6.18% )	29.46%	2.14%	16.94%	10.96%	26.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$235,294	$260,182	$198,950	$210,618	$187,545	$187,293
Ratio of expenses to average net assets	0.86%	0.84%	0.84%	0.84%	0.85%	0.87%
Ratio of net investment income to average net assets	1.78%	1.41%	1.42%	1.64%	1.64%	2.19%
Portfolio turnover	38%	84%	97%	91%	108%	181%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

REIT Series-7

Delaware VIP® REIT Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Service Class
	Six months ended 6/30/15[1] (Unaudited)
		Year ended
		12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$15.470	$12.120	$12.040	$10.460	$9.580	$7.760

Income (loss) from investment operations:
Net investment income[2]	0.119	0.160	0.148	0.160	0.140	0.167
Net realized and unrealized gain (loss)	(1.076)	3.346	0.098	1.570	0.876	1.877

Total from investment operations	(0.957)	3.506	0.246	1.730	1.016	2.044

Less dividends and distributions from:
Net investment income	(0.153)	(0.156)	(0.166)	(0.150)	(0.136)	(0.224)

Total dividends and distributions	(0.153)	(0.156)	(0.166)	(0.150)	(0.136)	(0.224)

Net asset value, end of period	$14.360	$15.470	$12.120	$12.040	$10.460	$9.580

Total return[3]	(6.27% )	29.12%	1.92%	16.61%	10.62%	26.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$232,081	$251,743	$198,530	$209,023	$176,031	$156,550
Ratio of expenses to average net assets	1.11%	1.09%	1.09%	1.09%	1.10%	1.12%
Ratio of expenses to average net assets prior to fees waived	1.16%	1.14%	1.14%	1.14%	1.15%	1.17%
Ratio of net investment income to average net assets	1.53%	1.16%	1.17%	1.39%	1.39%	1.94%
Ratio of net investment income to average net assets prior to fees waived	1.48%	1.11%	1.12%	1.34%	1.34%	1.89%
Portfolio turnover	38%	84%	97%	91%	108%	181%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

REIT Series-8

Delaware VIP® Trust — Delaware VIP REIT Series

Notes to financial statements

June 30, 2015 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP REIT Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objectives of the Series are to seek maximum long-term total return, with capital appreciation as a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2011–Dec. 31, 2014), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At June 30, 2015, the Series held no investments in repurchase agreements.

Use of Estimates—The Series is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the six months ended June 30, 2015.

REIT Series-9

Delaware VIP® REIT Series

Notes to financial statements

1. Significant Accounting Policies (continued)

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2015.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2015, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2015, the Series was charged $12,189 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2015, the Series was charged $19,372 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fee from Jan. 1, 2015 to June 30, 2015,* in order to limit distribution and service fee of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2015, the Series was charged $7,161 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period is from April 30, 2014 through April 29, 2016.

3. Investments

For the six months ended June 30, 2015, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$195,870,359
Sales	187,048,978

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$448,609,009	$30,062,812	$(14,704,269)	$15,358,543

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Dec. 31, 2014 will expire as follows: $11,822,966 expires in 2017.

REIT Series-10

Delaware VIP® REIT Series

Notes to financial statements

3. Investments (continued)

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At Dec. 31, 2014, there were no losses incurred that will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Total
Common Stock	$460,312,409	$—	$460,312,409
Short-Term Investments	—	3,655,143	3,655,143

Total	$460,312,409	$3,655,143	$463,967,552

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At June 30, 2015, there were no Level 3 investments.

REIT Series-11

Delaware VIP® REIT Series

Notes to financial statements

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/15	Year ended 12/31/14
Shares sold:
Standard Class	766,122	1,630,153
Service Class	1,006,836	1,541,433

Shares issued upon reinvestment of dividends and distributions:
Standard Class	200,681	230,524
Service Class	156,465	185,529

	2,130,104	3,587,639

Shares redeemed:
Standard Class	(1,378,924)	(1,462,997)
Service Class	(1,270,528)	(1,836,806)

	(2,649,452)	(3,299,803)

Net increase (decrease)	(519,348)	287,836

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 9, 2015.

The Series had no amounts outstanding as of June 30, 2015 or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent, and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment

REIT Series-12

Delaware VIP® REIT Series

Notes to financial statements

6. Securities Lending (continued)

in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2015, the Series had no securities out on loan.

7. Credit and Market Risk

The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2015, there were no Rule 144A securities held by the Series and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management has determined that this pronouncement has no impact on the Series’ financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2015 that would require recognition or disclosure in the Series’ financial statements.

REIT Series-13

Delaware VIP® Trust — Delaware VIP REIT Series

Other Series information (Unaudited)

Proxy Results

At Joint Special Meetings of Shareholders of Delaware VIP Trust (the “Trust”), on behalf of Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Smid Cap Growth Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series (each, a “Series”), held on March 31, 2015, the shareholders of the Trust/the Series voted to: (i) elect a Board of Trustees for the Trust; (ii) approve the implementation of a new “manager of managers” order for each Series; (iii) revise the fundamental investment restriction relating to lending for each Series; and (iv)(a) revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (iv)(b) revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (iv)(c) revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

A quorum of shares outstanding of each Series of the Trust was present, and the votes passed with a plurality of these Shares.

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	526,678,064.683	87.070%	95.993%	21,984,922.103	3.635%	4.007%
Ann D. Borowiec	526,264,974.988	87.002%	95.918%	22,398,011.798	3.703%	4.082%
Joseph W. Chow	526,415,411.906	87.027%	95.945%	22,247,574.880	3.678%	4.055%
Patrick P. Coyne	526,484,168.284	87.038%	95.958%	22,178,818.502	3.667%	4.042%
John A. Fry	526,252,958.816	87.000%	95.916%	22,410,027.970	3.705%	4.084%
Lucinda S. Landreth	526,602,085.810	87.058%	95.979%	22,060,900.976	3.647%	4.021%
Frances A. Sevilla-Sacasa	525,787,127.347	86.923%	96.831%	22,875,859.439	3.782%	4.169%
Thomas K. Whitford	527,047,577.123	87.132%	96.060%	21,615,409.663	3.573%	3.940%
Janet L. Yeomans	526,214,774.091	86.994%	95.909%	22,448,212.695	3.711%	4.091%
J. Richard Zecher	525,710,082.652	86.910%	95.817%	22,952,904.134	3.795%	4.183%

2. To approve the implementation of a new “manager of managers” order.

A quorum of the shares outstanding of the Series was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware VIP Diversified Income Series

Shares voted for	179,533,687.260
Percentage of outstanding shares	84.017%
Percentage of shares voted	90.774%
Shares voted against	8,383,244.447
Percentage of outstanding shares	3.923%
Percentage of shares voted	4.239%
Shares abstained	9,864,005.119
Percentage of outstanding shares	4.616%
Percentage of shares voted	4.987%
Broker non-votes	—

REIT Series-14

Delaware VIP® Trust — Delaware VIP REIT Series

Other Series information (Unaudited) (continued)

Proxy Results (continued)

Delaware VIP Emerging Markets Series

Shares voted for	21,664,190.259
Percentage of outstanding shares	78.496%
Percentage of shares voted	91.558%
Shares voted against	891,440.937
Percentage of outstanding shares	3.230%
Percentage of shares voted	3.767%
Shares abstained	1,105,968.815
Percentage of outstanding shares	4.007%
Percentage of shares voted	4.674%
Broker non-votes	—

Delaware VIP High Yield Series

Shares voted for	49,544,742.708
Percentage of outstanding shares	81.361%
Percentage of shares voted	90.107%
Shares voted against	2,934,638.577
Percentage of outstanding shares	4.819%
Percentage of shares voted	5.337%
Shares abstained	2,504,911.809
Percentage of outstanding shares	4.114%
Percentage of shares voted	4.556%
Broker non-votes	—

Delaware VIP International Value Equity Series

Shares voted for	4,486,133.331
Percentage of outstanding shares	84.064%
Percentage of shares voted	86.689%
Shares voted against	371,219.892
Percentage of outstanding shares	6.956%
Percentage of shares voted	7.173%
Shares abstained	317,615.637
Percentage of outstanding shares	5.952%
Percentage of shares voted	6.138%
Broker non-votes	—

Delaware VIP Limited-Term Diversified Income Series

Shares voted for	132,127,100.461
Percentage of outstanding shares	88.414%
Percentage of shares voted	90.095%
Shares voted against	5,808,130.763
Percentage of outstanding shares	3.887%
Percentage of shares voted	3.960%
Shares abstained	8,718,218.458
Percentage of outstanding shares	5.834%
Percentage of shares voted	5.945%
Broker non-votes	—

REIT Series-15

Delaware VIP® Trust — Delaware VIP REIT Series

Other Series information (Unaudited) (continued)

Proxy Results (continued)

Delaware VIP REIT Series

Shares voted for	26,815,788.663
Percentage of outstanding shares	80.781%
Percentage of shares voted	91.598%
Shares voted against	1,239,672.430
Percentage of outstanding shares	3.734%
Percentage of shares voted	4.234%
Shares abstained	1,220,115.616
Percentage of outstanding shares	3.676%
Percentage of shares voted	4.168%
Broker non-votes	—

Delaware VIP Small Cap Value Series

Shares voted for	20,167,531.570
Percentage of outstanding shares	73.957%
Percentage of shares voted	90.893%
Shares voted against	1,011,464.218
Percentage of outstanding shares	3.709%
Percentage of shares voted	4.559%
Shares abstained	1,009,169.258
Percentage of outstanding shares	3.701%
Percentage of shares voted	4.548%
Broker non-votes	0.001

Delaware VIP Smid Cap Growth Series

Shares voted for	15,836,485.164
Percentage of outstanding shares	80.371%
Percentage of shares voted	88.722%
Shares voted against	1,067,437.855
Percentage of outstanding shares	5.417%
Percentage of shares voted	5.980%
Shares abstained	945,601.959
Percentage of outstanding shares	4.799%
Percentage of shares voted	5.298%
Broker non-votes	—

Delaware VIP U.S. Growth Series

Shares voted for	25,576,018.399
Percentage of outstanding shares	66.205%
Percentage of shares voted	89.891%
Shares voted against	1,384,891.646
Percentage of outstanding shares	3.585%
Percentage of shares voted	4.867%
Shares abstained	1,491,227.310
Percentage of outstanding shares	3.860%
Percentage of shares voted	5.241%
Broker non-votes	—

REIT Series-16

Delaware VIP® Trust — Delaware VIP REIT Series

Other Series information (Unaudited) (continued)

Proxy Results (continued)

Delaware VIP Value Series

Shares voted for	21,096,344.681
Percentage of outstanding shares	72.432%
Percentage of shares voted	93.172%
Shares voted against	635,957.509
Percentage of outstanding shares	2.183%
Percentage of shares voted	2.809%
Shares abstained	910,032.032
Percentage of outstanding shares	3.124%
Percentage of shares voted	4.019%
Broker non-votes	0.001

3. To revise the fundamental investment restriction related to lending.

A quorum of the shares outstanding of the Series was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware VIP Diversified Income Series

Shares voted for	176,844,463.582
Percentage of outstanding shares	82.758%
Percentage of shares voted	89.414%
Shares voted against	9,890,294.147
Percentage of outstanding shares	4.628%
Percentage of shares voted	5.001%
Shares abstained	11,046,179.097
Percentage of outstanding shares	5.169%
Percentage of shares voted	5.585%
Broker non-votes	—

Delaware VIP Emerging Markets Series

Shares voted for	21,155,701.765
Percentage of outstanding shares	76.654%
Percentage of shares voted	89.409%
Shares voted against	1,148,187.741
Percentage of outstanding shares	4.160%
Percentage of shares voted	4.853%
Shares abstained	1,357,710.506
Percentage of outstanding shares	4.919%
Percentage of shares voted	5.738%
Broker non-votes	—

REIT Series-17

Delaware VIP® Trust — Delaware VIP REIT Series

Other Series information (Unaudited) (continued)

Proxy Results (continued)

Delaware VIP High Yield Series

Shares voted for	48,169,080.642
Percentage of outstanding shares	79.102%
Percentage of shares voted	87.605%
Shares voted against	3,819,285.510
Percentage of outstanding shares	6.272%
Percentage of shares voted	6.946%
Shares abstained	2,995,926.942
Percentage of outstanding shares	4.920%
Percentage of shares voted	5.449%
Broker non-votes	—

Delaware VIP International Value Equity Series

Shares voted for	4,441,418.869
Percentage of outstanding shares	83.226%
Percentage of shares voted	85.825%
Shares voted against	450,645.832
Percentage of outstanding shares	8.445%
Percentage of shares voted	8.708%
Shares abstained	282,904.158
Percentage of outstanding shares	5.301%
Percentage of shares voted	5.467%
Broker non-votes	—

Delaware VIP Limited-Term Diversified Income Series

Shares voted for	129,567,125.428
Percentage of outstanding shares	86.701%
Percentage of shares voted	88.349%
Shares voted against	7,071,982.835
Percentage of outstanding shares	4.732%
Percentage of shares voted	4.822%
Shares abstained	10,014,341.420
Percentage of outstanding shares	6.701%
Percentage of shares voted	6.829%
Broker non-votes	—

Delaware VIP REIT Series

Shares voted for	26,161,089.640
Percentage of outstanding shares	78.808%
Percentage of shares voted	89.361%
Shares voted against	1,638,902.001
Percentage of outstanding shares	4.937%
Percentage of shares voted	5.598%
Shares abstained	1,475,585.067
Percentage of outstanding shares	4.445%
Percentage of shares voted	5.040%
Broker non-votes	—

REIT Series-18

Delaware VIP® Trust — Delaware VIP REIT Series

Other Series information (Unaudited) (continued)

Proxy Results (continued)

Delaware VIP Small Cap Value Series

Shares voted for	20,054,612.491
Percentage of outstanding shares	73.543%
Percentage of shares voted	90.384%
Shares voted against	1,106,997.851
Percentage of outstanding shares	4.060%
Percentage of shares voted	4.989%
Shares abstained	1,026,554.705
Percentage of outstanding shares	3.765%
Percentage of shares voted	4.627%
Broker non-votes	0.001

Delaware VIP Smid Cap Growth Series

Shares voted for	15,162,100.040
Percentage of outstanding shares	76.948%
Percentage of shares voted	84.944%
Shares voted against	1,491,769.928
Percentage of outstanding shares	7.571%
Percentage of shares voted	8.357%
Shares abstained	1,195,655.010
Percentage of outstanding shares	6.068%
Percentage of shares voted	6.699%
Broker non-votes	—

Delaware VIP U.S. Growth Series

Shares voted for	25,178,954.037
Percentage of outstanding shares	65.177%
Percentage of shares voted	88.496%
Shares voted against	1,596,431.587
Percentage of outstanding shares	4.132%
Percentage of shares voted	5.611%
Shares abstained	1,676,751.732
Percentage of outstanding shares	4.340%
Percentage of shares voted	5.893%
Broker non-votes	—

Delaware VIP Value Series

Shares voted for	20,406,314.522
Percentage of outstanding shares	70.063%
Percentage of shares voted	90.125%
Shares voted against	1,108,793.968
Percentage of outstanding shares	3.807%
Percentage of shares voted	4.897%
Shares abstained	1,127,225.732
Percentage of outstanding shares	3.870%
Percentage of shares voted	4.978%
Broker non-votes	0.001

REIT Series-19

Delaware VIP® Trust — Delaware VIP REIT Series

Other Series information (Unaudited) (continued)

Proxy Results (continued)

4. (a) To revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of the shares outstanding of the Series was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware VIP Trust

Shares voted for	497,844,902.446
Percentage of outstanding shares	82.304%
Percentage of shares voted	90.738%
Shares voted against	19,207,063.218
Percentage of outstanding shares	3.175%
Percentage of shares voted	3.501%
Shares abstained	31,611,021.120
Percentage of outstanding shares	5.226%
Percentage of shares voted	5.761%
Broker non-votes	0.002

4. (b) To revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

A quorum of the shares outstanding of the Series was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware VIP Trust

Shares voted for	493,083,609.898
Percentage of outstanding shares	81.517%
Percentage of shares voted	89.870%
Shares voted against	24,097,482.106
Percentage of outstanding shares	3.984%
Percentage of shares voted	4.392%
Shares abstained	31,481,894.780
Percentage of outstanding shares	5.205%
Percentage of shares voted	5.738%
Broker non-votes	0.002

4. (c) To revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware VIP Trust

Shares voted for	503,119,718.443
Percentage of outstanding shares	83.176%
Percentage of shares voted	91.699%
Shares voted against	16,786,089.541
Percentage of outstanding shares	2.775%
Percentage of shares voted	3.059%
Shares abstained	28,757,178.800
Percentage of outstanding shares	4.754%
Percentage of shares voted	5.241%
Broker non-votes	0.002

REIT Series-20

Delaware VIP® Trust — Delaware VIP REIT Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPREIT 20549 [8/15] (14966)	REIT Series-21

Delaware VIP® Trust
Delaware VIP Small Cap Value Series
Semiannual report
June 30, 2015

Investments in Delaware VIP® Small Cap Value Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2015, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP Small Cap Value Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Disclosure of Series expenses

For the six-month period from January 1, 2015 to June 30, 2015 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2015 to June 30, 2015.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*

Actual Series return†
Standard Class	$1,000.00	$1,021.20	0.82%	$4.11
Service Class	1,000.00	1,019.80	1.07%	5.36

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.73	0.82%	$4.11
Service Class	1,000.00	1,019.49	1.07%	5.36

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Small Cap Value Series-1

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Security type / sector	Percentage of net assets

Common Stock	99.93%
Basic Industry	10.04%
Business Services	1.88%
Capital Spending	8.17%
Consumer Cyclical	4.34%
Consumer Discretionary	1.00%
Consumer Services	8.56%
Consumer Staples	2.67%
Energy	6.84%
Financial Services	24.44%
Healthcare	7.16%
Information Technology	1.16%
Real Estate	6.41%
Technology	12.33%
Transportation	2.76%
Utilities	2.17%
Short-Term Investments	0.42%
Total Value of Securities	100.35%
Liabilities Net of Receivables and Other Assets	(0.35%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

East West Bancorp	2.94%
ITT	1.84%
Synopsys	1.81%
Webster Financial	1.71%
Cytec Industries	1.66%
Bank of Hawaii	1.54%
Service International	1.53%
Kaiser Aluminum	1.52%
Hancock Holding	1.40%
MasTec	1.39%

Small Cap Value Series-2

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Schedule of investments

June 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 99.93%
Basic Industry – 10.04%
Albemarle	171,200	$9,462,224
Berry Plastics Group †	432,600	14,016,240
Chemtura †	436,800	12,365,808
Clearwater Paper †	106,600	6,108,180
Cytec Industries	299,000	18,098,470
Fuller (H.B.)	366,000	14,866,920
Glatfelter (P.H.)	404,700	8,899,353
Kaiser Aluminum	199,300	16,557,844
Olin	216,000	5,821,200
Ryerson Holding @†	337,000	3,066,700

		109,262,939

Business Services – 1.88%
Brink’s	84,570	2,488,895
Deluxe	109,300	6,776,600
Essendant	149,400	5,863,950
WESCO International †	77,200	5,299,008

		20,428,453

Capital Spending – 8.17%
Altra Industrial Motion	310,870	8,449,447
CIRCOR International	78,200	4,264,246
EnPro Industries	109,700	6,277,034
H&E Equipment Services	463,800	9,262,086
ITT	477,500	19,978,600
MasTec †	762,400	15,148,888
Primoris Services	418,900	8,294,220
Regal Beloit	134,000	9,727,060
Thermon Group Holdings †	310,700	7,478,549

		88,880,130

Consumer Cyclical – 4.34%
Barnes Group	248,200	9,677,318
Knoll	294,593	7,373,663
Meritage Homes †	306,200	14,418,958
Standard Motor Products	182,101	6,395,387
Tenneco †	162,700	9,345,488

		47,210,814

Consumer Discretionary – 1.00%
Texas Roadhouse	290,300	10,865,929

		10,865,929

Consumer Services – 8.56%
Asbury Automotive Group †	70,900	6,424,958
Brinker International	122,700	7,073,655
Cato Class A	139,254	5,397,485
Cheesecake Factory	216,200	11,790,467
Cinemark Holdings	201,413	8,090,760
Finish Line Class A	231,000	6,426,420
Genesco †	80,451	5,312,179
International Speedway Class A	155,066	5,686,270
Madden (Steven) †	244,900	10,476,822
Meredith	146,850	7,658,227
Stage Stores	206,925	3,627,395
UniFirst	63,600	7,113,660

	Number of shares	Value (U.S. $)

Common Stock (continued)
Consumer Services (continued)
Wolverine World Wide	281,000	$8,002,880

		93,081,178

Consumer Staples – 2.67%
Core-Mark Holding Class A	106,232	6,294,246
J&J Snack Foods	64,600	7,149,282
Pinnacle Foods	189,600	8,634,384
Scotts Miracle-Gro Class A	117,700	6,969,017

		29,046,929

Energy – 6.84%
Bonanza Creek Energy †	293,800	5,361,850
Dril-Quip †	85,100	6,403,775
Helix Energy Solutions Group †	731,600	9,240,108
Jones Energy Class A †	203,100	1,838,055
Oasis Petroleum †	475,000	7,528,750
Patterson-UTI Energy	510,600	9,606,939
SM Energy	162,000	7,471,440
Southwest Gas	229,700	12,222,337
Stone Energy †	467,437	5,885,032
Whiting Petroleum †	263,100	8,840,160

		74,398,446

Financial Services – 24.44%
Bank of Hawaii	250,500	16,703,340
Boston Private Financial Holdings	652,500	8,750,025
Community Bank System	363,800	13,740,726
CVB Financial	272,600	4,800,486
East West Bancorp	714,236	32,012,057
First Financial Bancorp	530,900	9,524,346
First Interstate BancSystem	200,600	5,564,644
First Midwest Bancorp	494,300	9,376,871
Great Western Bancorp	243,100	5,861,141
Hancock Holding	476,700	15,211,497
Independent Bank @	297,800	13,963,842
Infinity Property & Casualty @	110,400	8,372,736
Main Street Capital	232,000	7,403,120
NBT Bancorp @	442,400	11,577,608
ProAssurance	231,200	10,683,752
S&T Bancorp	248,642	7,357,317
Selective Insurance Group	520,500	14,600,025
StanCorp Financial Group	86,300	6,525,143
Stifel Financial †	230,600	13,314,844
Validus Holdings	220,321	9,691,921
Valley National Bancorp	1,141,500	11,768,865
Webster Financial	469,200	18,556,860
WesBanco @	310,800	10,573,416

		265,934,582

Healthcare – 7.16%
Haemonetics †	192,500	7,961,800
Owens & Minor	270,350	9,191,900
Service International	567,000	16,686,810
STERIS	219,798	14,163,783
Teleflex	72,800	9,860,760
VCA Antech †	228,999	12,458,691

Small Cap Value Series-3

Delaware VIP® Small Cap Value Series

Schedule of investments (continued)

	Number of shares	Value (U.S. $)

Common Stock (continued)
Healthcare (continued)
VWR †	281,020	$7,511,665

		77,835,409

Information Technology – 1.16%
Brocade Communications Systems	1,064,000	12,640,320

		12,640,320

Real Estate – 6.41%
Alexander & Baldwin	222,271	8,757,477
Brandywine Realty Trust	661,633	8,786,486
Education Realty Trust	186,500	5,848,640
Healthcare Realty Trust	303,000	7,047,780
Highwoods Properties	262,000	10,466,900
Lexington Realty Trust	928,400	7,872,832
Ramco-Gershenson Properties Trust	371,700	6,066,144
Summit Hotel Properties	526,900	6,854,969
Washington Real Estate Investment Trust	311,300	8,078,235

		69,779,463

Technology – 12.33%
Black Box	151,762	3,035,240
Cirrus Logic †	234,100	7,966,423
CommScope Holding †	459,045	14,005,463
Electronics for Imaging †	281,200	12,235,012
NetScout Systems †	248,500	9,112,495
ON Semiconductor †	1,169,900	13,676,131
Premiere Global Services †	409,050	4,209,125
PTC †	295,700	12,129,614
Super Micro Computer †	253,000	7,483,740
Synopsys †	389,500	19,728,175
Tech Data †	180,100	10,366,556
Teradyne	492,200	9,494,538
Vishay Intertechnology	919,900	10,744,432

		134,186,944

	Number of shares	Value (U.S. $)

Common Stock (continued)
Transportation – 2.76%
Kirby †	83,100	$6,370,446
Matson	200,700	8,437,428
Saia †	135,750	5,333,617
Werner Enterprises	376,800	9,891,000

		30,032,491

Utilities – 2.17%
Black Hills	159,000	6,940,350
El Paso Electric	209,100	7,247,406
NorthWestern	192,600	9,389,250

		23,577,006

Total Common Stock (cost $777,827,230)		1,087,161,033

	Principal amount°
Short-Term Investments – 0.42%
Discount Notes – 0.42% ≠
Federal Home Loan Bank
0.04% 7/21/15	24,104	24,104
0.065% 9/2/15	96,415	96,406
0.07% 8/11/15	66,293	66,291
0.08% 7/22/15	803,596	803,591
0.095% 7/14/15	3,527,614	3,527,600
0.10% 10/23/15	96,415	96,388

		4,614,380

Total Short-Term Investments (cost $4,614,230)		4,614,380

Total Value of Securities – 100.35% (cost $782,441,460)	$1,091,775,413

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $47,554,302, which represents 4.37% of the Series’ net assets. See Note 7 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-4

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Statement of assets and liabilities	June 30, 2015 (unaudited)

Assets:
Investments, at value[1]	$1,087,161,033
Short-term investments, at value[2]	4,614,380
Receivable for securities sold	3,025,991
Dividends and interest receivable	1,336,744
Receivable for series shares sold	167,703

Total assets	1,096,305,851

Liabilities:
Cash overdraft	3,250,914
Payable for securities purchased	3,388,786
Payable for series shares redeemed	546,314
Investment management fees payable	652,527
Other accrued expenses	318,661
Distribution fees payable to affiliates	147,261
Other affiliates payable	14,515
Trustees’ fees and expenses payable	3,295

Total liabilities	8,322,273

Total Net Assets	$1,087,983,578

Net Assets Consist of:
Paid-in capital	$722,493,762
Undistributed net investment income	4,671,727
Accumulated net realized gain on investments	51,484,136
Net unrealized appreciation of investments	309,333,953

Total Net Assets	$1,087,983,578

Standard Class:
Net assets	$382,104,899
Shares of beneficial interest outstanding, unlimited authorization, no par	10,406,284
Net asset value per share	$36.72

Service Class:
Net assets	$705,878,679
Shares of beneficial interest outstanding, unlimited authorization, no par	19,282,097
Net asset value per share	$36.61

[1] Investments, at cost	$777,827,230
[2] Short-term investments, at cost	4,614,230

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-5

Delaware VIP® Trust —

Delaware VIP Small Cap Value Series

Statement of operations

Six Months ended June 30, 2015 (Unaudited)

Investment Income:
Dividends	$9,761,067
Interest	8,099

9,769,166

Expenses:
Management fees	3,908,013
Distribution expenses - Service Class	1,063,407
Reports and statements to shareholders	216,913
Accounting and administration expenses	172,178
Dividends disbursing and transfer agent fees and expenses	46,053
Legal fees	44,442
Trustees’ fees and expenses	27,161
Custodian fees	25,547
Audit and tax	15,260
Registration fees	846
Other	16,081

5,535,901
Less waiver of distribution fees	(177,234)

Total operating expenses	5,358,667

Net Investment Income	4,410,499

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	52,046,345
Net change in unrealized appreciation (depreciation) of investments	(34,396,184)

Net Realized and Unrealized Gain	17,650,161

Net Increase in Net Assets Resulting from Operations	$22,060,660

Delaware VIP Trust —

Delaware VIP Small Cap Value Series

Statements of changes in net assets

	Six months ended 6/30/15 (Unaudited)	Year ended 12/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,410,499	$5,559,973
Net realized gain	52,046,345	111,798,548
Net change in unrealized appreciation (depreciation)	(34,396,184)	(57,269,239)

Net increase in net assets resulting from operations	22,060,660	60,089,282

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(2,672,814)	(1,974,848)
Service Class	(3,234,601)	(2,395,882)
Net realized gain:
Standard Class	(38,859,324)	(30,419,445)
Service Class	(72,585,147)	(60,984,539)

	(117,351,886)	(95,774,714)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	22,079,697	65,038,664
Service Class	23,751,515	50,338,454
Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	41,532,138	32,394,293
Service Class	75,819,748	63,380,421

	163,183,098	211,151,832

Cost of shares repurchased:
Standard Class	(27,351,924)	(60,498,167)
Service Class	(51,360,946)	(92,922,848)

	(78,712,870)	(153,421,015)

Increase in net assets derived from capital share transactions	84,470,228	57,730,817

Net Increase (Decrease) in Net Assets	(10,820,998)	22,045,385

Net Assets:
Beginning of period	1,098,804,576	1,076,759,191

End of period	$1,087,983,578	$1,098,804,576

Undistributed net investment income	$4,671,727	$6,168,643

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-6

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Small Cap Value Series Standard Class
	Six months Ended 06/30/15[1] (Unaudited)	12/31/14	12/31/13	Year ended 12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$40.230	$41.720	$33.140	$31.390	$31.960	$24.310

Income (loss) from investment operations:
Net investment income[2]	0.188	0.274	0.238	0.265	0.181	0.149
Net realized and unrealized gain (loss)	0.715	2.058	10.368	3.982	(0.593)	7.673

Total from investment operations	0.903	2.332	10.606	4.247	(0.412)	7.822

Less dividends and distributions from:
Net investment income	(0.284)	(0.233)	(0.276)	(0.195)	(0.158)	(0.172)
Net realized gain	(4.129)	(3.589)	(1.750)	(2.302)	—	—

Total dividends and distributions	(4.413)	(3.822)	(2.026)	(2.497)	(0.158)	(0.172)

Net asset value, end of period	$36.720	$40.230	$41.720	$33.140	$31.390	$31.960

Total return[3]	2.12%	5.86%	33.50%	13.90%	(1.33%)	32.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$382,105	$379,542	$354,211	$271,272	$243,440	$316,960
Ratio of expenses to average net assets	0.82%	0.80%	0.80%	0.81%	0.81%	0.83%
Ratio of net investment income to average net assets	0.97%	0.68%	0.64%	0.82%	0.57%	0.56%
Portfolio turnover	10%	16%	23%	14%	17%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-7

Delaware VIP® Small Cap Value Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Small Cap Value Series Service Class
	Six months Ended 06/30/15[1] (Unaudited)	12/31/14	12/31/13	Year ended 12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$40.080	$41.580	$33.040	$31.300	$31.890	$24.280

Income (loss) from investment operations:
Net investment income[2]	0.139	0.173	0.145	0.184	0.101	0.082
Net realized and unrealized gain (loss)	0.704	2.057	10.340	3.974	(0.600)	7.651

Total from investment operations	0.843	2.230	10.485	4.158	(0.499)	7.733

Less dividends and distributions from:
Net investment income	(0.184)	(0.141)	(0.195)	(0.116)	(0.091)	(0.123)
Net realized gain	(4.129)	(3.589)	(1.750)	(2.302)	—	—

Total dividends and distributions	(4.313)	(3.730)	(1.945)	(2.418)	(0.091)	(0.123)

Net asset value, end of period	$36.610	$40.080	$41.580	$33.040	$31.300	$31.890

Total return[3]	1.98%	5.62%	33.17%	13.63%	(1.59% )	31.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$705,879	$719,263	$722,548	$593,021	$579,080	$593,856
Ratio of expenses to average net assets	1.07%	1.05%	1.05%	1.06%	1.06%	1.08%
Ratio of expenses to average net assets prior to fees waived	1.12%	1.10%	1.10%	1.11%	1.11%	1.13%
Ratio of net investment income to average net assets	0.72%	0.43%	0.39%	0.57%	0.32%	0.31%
Ratio of net investment income to average net assets prior to fees waived	0.67%	0.38%	0.34%	0.52%	0.27%	0.26%
Portfolio turnover	10%	16%	23%	14%	17%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-8

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Notes to financial statements

June 30, 2015 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular, day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2011–Dec. 31, 2014), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At June 30, 2015 the Series held no investments in repurchase agreements.

Use of Estimates — The Series is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Small Cap Value Series-9

Delaware VIP® Small Cap Value Series

Notes to financial statements

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates during the six months ended June 30, 2015.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2015.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2015, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2015, the Series was charged $25,668 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2015, the Series was charged $40,801 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan. 1, 2014 through June 30, 2015* in order to limit distribution and service fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2015, the Series was charged $15,024 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period is from April 30, 2013 through April 29, 2016.

Small Cap Value Series-10

Delaware VIP® Small Cap Value Series

Notes to financial statements

3. Investments

For the six months ended ended June 30, 2015, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$108,731,196
Sales	103,187,700

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$782,441,460	$361,434,101	$(52,100,148)	$309,333,953

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Total
Common Stock	$1,087,161,033	$—	$1,087,161,033
Short-Term Investments	—	4,614,380	4,614,380

Total	$1,087,161,033	$4,614,380	$1,091,775,413

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At June 30, 2015, there were no Level 3 investments.

Small Cap Value Series-11

Delaware VIP® Small Cap Value Series

Notes to financial statements

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/15	Year ended 12/31/14
Shares sold:
Standard Class	557,172	1,610,786
Service Class	605,841	1,265,039

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,118,560	829,347
Service Class	2,046,969	1,626,390

	4,328,542	5,331,562

Shares redeemed:
Standard Class	(702,904)	(1,496,011)
Service Class	(1,318,430)	(2,319,669)

	(2,021,334)	(3,815,680)

Net increase	2,307,208	1,515,882

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 9, 2015.

The Series had no amounts outstanding as of June 30, 2015 or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization, and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

Small Cap Value Series-12

Delaware VIP® Small Cap Value Series

Notes to financial statements

6. Securities Lending (continued)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2015, the Series had no securities out on loan.

7. Credit and Market Risk

The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2015. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2015, there were no Rule 144A securities held by the Series. Illiquid securities have been identified on the “Schedule of investments.”

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management has determined that this pronouncement has no impact on the Series’ financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2015 that would require recognition or disclosure in the Series’ financial statements.

Small Cap Value Series-13

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Other Series information (Unaudited)

Proxy Results

At Joint Special Meetings of Shareholders of Delaware VIP Trust (the “Trust”), on behalf of Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Smid Cap Growth Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series (each, a “Series”), held on March 31, 2015, the shareholders of the Trust/the Series voted to: (i) elect a Board of Trustees for the Trust; (ii) approve the implementation of a new “manager of managers” order for each Series; (iii) revise the fundamental investment restriction relating to lending for each Series; and (iv)(a) revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (iv)(b) revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (iv)(c) revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee. The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

A quorum of shares outstanding of each Series of the Trust was present, and the votes passed with a plurality of these Shares.

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	526,678,064.683	87.070%	95.993%	21,984,922.103	3.635%	4.007%
Ann D. Borowiec	526,264,974.988	87.002%	95.918%	22,398,011.798	3.703%	4.082%
Joseph W. Chow	526,415,411.906	87.027%	95.945%	22,247,574.880	3.678%	4.055%
Patrick P. Coyne	526,484,168.284	87.038%	95.958%	22,178,818.502	3.667%	4.042%
John A. Fry	526,252,958.816	87.000%	95.916%	22,410,027.970	3.705%	4.084%
Lucinda S. Landreth	526,602,085.810	87.058%	95.979%	22,060,900.976	3.647%	4.021%
Frances A. Sevilla-Sacasa	525,787,127.347	86.923%	96.831%	22,875,859.439	3.782%	4.169%
Thomas K. Whitford	527,047,577.123	87.132%	95.060%	21,615,409.663	3.573%	3.940%
Janet L. Yeomans	526,214,774.091	86.994%	95.909%	22,448,212.695	3.711%	4.091%
J. Richard Zecher	525,710,082.652	86.910%	95.817%	22,952,904.134	3.795%	4.183%

2. To approve the implementation of a new “manager of managers” order.

A quorum of the shares outstanding of the Series was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware VIP Diversified Income Series

Shares voted for	179,533,687.260
Percentage of outstanding shares	84.017%
Percentage of shares voted	90.774%
Shares voted against	8,383,244.447
Percentage of outstanding shares	3.923%
Percentage of shares voted	4.239%
Shares abstained	9,864,005.119
Percentage of outstanding shares	4.616%
Percentage of shares voted	4.987%
Broker non-votes	—

Small Cap Value Series-14

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP Emerging Markets Series

Shares voted for	21,664,190.259
Percentage of outstanding shares	78.496%
Percentage of shares voted	91.558%
Shares voted against	891,440.937
Percentage of outstanding shares	3.230%
Percentage of shares voted	3.767%
Shares abstained	1,105,968.815
Percentage of outstanding shares	4.007%
Percentage of shares voted	4.674%
Broker non-votes	—

Delaware VIP High Yield Series

Shares voted for	49,544,742.708
Percentage of outstanding shares	81.361%
Percentage of shares voted	90.107%
Shares voted against	2,934,638.577
Percentage of outstanding shares	4.819%
Percentage of shares voted	5.337%
Shares abstained	2,504,911.809
Percentage of outstanding shares	4.114%
Percentage of shares voted	4.556%
Broker non-votes	—

Delaware VIP International Value Equity Series

Shares voted for	4,486,133.331
Percentage of outstanding shares	84.064%
Percentage of shares voted	86.689%
Shares voted against	371,219.892
Percentage of outstanding shares	6.956%
Percentage of shares voted	7.173%
Shares abstained	317,615.637
Percentage of outstanding shares	5.952%
Percentage of shares voted	6.138%
Broker non-votes	—

Delaware VIP Limited-Term Diversified Income Series

Shares voted for	132,127,100.461
Percentage of outstanding shares	88.414%
Percentage of shares voted	90.095%
Shares voted against	5,808,130.763
Percentage of outstanding shares	3.887%
Percentage of shares voted	3.960%
Shares abstained	8,718,218.458
Percentage of outstanding shares	5.834%
Percentage of shares voted	5.945%
Broker non-votes	—

Small Cap Value Series-15

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP REIT Series

Shares voted for	26,815,788.663
Percentage of outstanding shares	80.781%
Percentage of shares voted	91.598%
Shares voted against	1,239,672.430
Percentage of outstanding shares	3.734%
Percentage of shares voted	4.234%
Shares abstained	1,220,115.616
Percentage of outstanding shares	3.676%
Percentage of shares voted	4.168%
Broker non-votes	—

Delaware VIP Small Cap Value Series

Shares voted for	20,167,531.570
Percentage of outstanding shares	73.957%
Percentage of shares voted	90.893%
Shares voted against	1,011,464.218
Percentage of outstanding shares	3.709%
Percentage of shares voted	4.559%
Shares abstained	1,009,169.258
Percentage of outstanding shares	3.701%
Percentage of shares voted	4.548%
Broker non-votes	0.001

Delaware VIP Smid Cap Growth Series

Shares voted for	15,836,485.164
Percentage of outstanding shares	80.371%
Percentage of shares voted	88.722%
Shares voted against	1,067,437.855
Percentage of outstanding shares	5.417%
Percentage of shares voted	5.980%
Shares abstained	945,601.959
Percentage of outstanding shares	4.799%
Percentage of shares voted	5.298%
Broker non-votes	—

Delaware VIP U.S. Growth Series

Shares voted for	25,576,018.399
Percentage of outstanding shares	66.205%
Percentage of shares voted	89.891%
Shares voted against	1,384,891.646
Percentage of outstanding shares	3.585%
Percentage of shares voted	4.867%
Shares abstained	1,491,227.310
Percentage of outstanding shares	3.860%
Percentage of shares voted	5.241%
Broker non-votes	—

Small Cap Value Series-16

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP Value Series

Shares voted for	21,096,344.681
Percentage of outstanding shares	72.432%
Percentage of shares voted	93.172%
Shares voted against	635,957.509
Percentage of outstanding shares	2.183%
Percentage of shares voted	2.809%
Shares abstained	910,032.032
Percentage of outstanding shares	3.124%
Percentage of shares voted	4.019%
Broker non-votes	0.001

3. To revise the fundamental investment restriction related to lending.

A quorum of the shares outstanding of the Series was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware VIP Diversified Income Series

Shares voted for	176,844,463.582
Percentage of outstanding shares	82.758%
Percentage of shares voted	89.414%
Shares voted against	9,890,294.147
Percentage of outstanding shares	4.628%
Percentage of shares voted	5.001%
Shares abstained	11,046,179.097
Percentage of outstanding shares	5.169%
Percentage of shares voted	5.585%
Broker non-votes	—

Delaware VIP Emerging Markets Series

Shares voted for	21,155,701.765
Percentage of outstanding shares	76.654%
Percentage of shares voted	89.409%
Shares voted against	1,148,187.741
Percentage of outstanding shares	4.160%
Percentage of shares voted	4.853%
Shares abstained	1,357,710.506
Percentage of outstanding shares	4.919%
Percentage of shares voted	5.738%
Broker non-votes	—

Small Cap Value Series-17

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP High Yield Series

Shares voted for	48,169,080.642
Percentage of outstanding shares	79.102%
Percentage of shares voted	87.605%
Shares voted against	3,819,285.510
Percentage of outstanding shares	6.272%
Percentage of shares voted	6.946%
Shares abstained	2,995,926.942
Percentage of outstanding shares	4.920%
Percentage of shares voted	5.449%
Broker non-votes	—

Delaware VIP International Value Equity Series

Shares voted for	4,441,418.869
Percentage of outstanding shares	83.226%
Percentage of shares voted	85.825%
Shares voted against	450,645.832
Percentage of outstanding shares	8.445%
Percentage of shares voted	8.708%
Shares abstained	282,904.158
Percentage of outstanding shares	5.301%
Percentage of shares voted	5.467%
Broker non-votes	—

Delaware VIP Limited-Term Diversified Income Series

Shares voted for	129,567,125.428
Percentage of outstanding shares	86.701%
Percentage of shares voted	88.349%
Shares voted against	7,071,982.835
Percentage of outstanding shares	4.732%
Percentage of shares voted	4.822%
Shares abstained	10,014,341.420
Percentage of outstanding shares	6.701%
Percentage of shares voted	6.829%
Broker non-votes	—

Delaware VIP REIT Series

Shares voted for	26,161,089.640
Percentage of outstanding shares	78.808%
Percentage of shares voted	89.361%
Shares voted against	1,638,902.001
Percentage of outstanding shares	4.937%
Percentage of shares voted	5.598%
Shares abstained	1,475,585.067
Percentage of outstanding shares	4.445%
Percentage of shares voted	5.040%
Broker non-votes	—

Small Cap Value Series-18

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP Small Cap Value Series

Shares voted for	20,054,612.491
Percentage of outstanding shares	73.543%
Percentage of shares voted	90.384%
Shares voted against	1,106,997.851
Percentage of outstanding shares	4.060%
Percentage of shares voted	4.989%
Shares abstained	1,026,554.705
Percentage of outstanding shares	3.765%
Percentage of shares voted	4.627%
Broker non-votes	0.001

Delaware VIP Smid Cap Growth Series

Shares voted for	15,162,100.040
Percentage of outstanding shares	76.948%
Percentage of shares voted	84.944%
Shares voted against	1,491,769.928
Percentage of outstanding shares	7.571%
Percentage of shares voted	8.357%
Shares abstained	1,195,655.010
Percentage of outstanding shares	6.068%
Percentage of shares voted	6.699%
Broker non-votes	—

Delaware VIP U.S. Growth Series

Shares voted for	25,178,954.037
Percentage of outstanding shares	65.177%
Percentage of shares voted	88.496%
Shares voted against	1,596,431.587
Percentage of outstanding shares	4.132%
Percentage of shares voted	5.611%
Shares abstained	1,676,751.732
Percentage of outstanding shares	4.340%
Percentage of shares voted	5.893%
Broker non-votes	—

Delaware VIP Value Series

Shares voted for	20,406,314.522
Percentage of outstanding shares	70.063%
Percentage of shares voted	90.125%
Shares voted against	1,108,793.968
Percentage of outstanding shares	3.807%
Percentage of shares voted	4.897%
Shares abstained	1,127,225.732
Percentage of outstanding shares	3.870%
Percentage of shares voted	4.978%
Broker non-votes	0.001

Small Cap Value Series-19

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Other Series information (Unaudited)

Proxy Results (continued)

4. (a) To revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware VIP Trust

Shares voted for	497,844,902.446
Percentage of outstanding shares	82.304%
Percentage of shares voted	90.738%
Shares voted against	19,207,063.218
Percentage of outstanding shares	3.175%
Percentage of shares voted	3.501%
Shares abstained	31,611,021.120
Percentage of outstanding shares	5.226%
Percentage of shares voted	5.761%
Broker non-votes	0.002

4. (b) To revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware VIP Trust

Shares voted for	493,083,609.898
Percentage of outstanding shares	81.517%
Percentage of shares voted	89.870%
Shares voted against	24,097,482.106
Percentage of outstanding shares	3.984%
Percentage of shares voted	4.392%
Shares abstained	31,481,894.780
Percentage of outstanding shares	5.205%
Percentage of shares voted	5.738%
Broker non-votes	0.002

4. (c) To revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware VIP Trust

Shares voted for	503,119,718.443
Percentage of outstanding shares	83.176%
Percentage of shares voted	91.699%
Shares voted against	16,786,089.541
Percentage of outstanding shares	2.775%
Percentage of shares voted	3.059%
Shares abstained	28,757,178.800
Percentage of outstanding shares	4.754%
Percentage of shares voted	5.241%
Broker non-votes	0.002

Small Cap Value Series-20

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPSCV 20550 [8/15] (14966)	Small Cap Value Series-21

Delaware VIP® Trust
Delaware VIP U.S. Growth Series
Semiannual report
June 30, 2015

Investments in Delaware VIP® U.S. Growth Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2015, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP U.S. Growth Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Disclosure of Series expenses

For the six-month period from January 1, 2015 to June 30, 2015 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2015 to June 30, 2015.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*

Actual Series return†

Standard Class	$1,000.00	$1,044.40	0.76%	$3.85

Service Class	1,000.00	1,042.80	1.01%	5.12

Hypothetical 5% return (5% return before expenses)

Standard Class	$1,000.00	$1,021.03	0.76%	$3.81

Service Class	1,000.00	1,019.79	1.01%	5.06

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

U.S. Growth Series-1

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Security type / sector	Percentage of net assets

Common Stock	99.08%

Consumer Discretionary	23.85%

Consumer Staples	4.49%

Energy	7.27%

Financial Services	20.57%

Healthcare	19.48%

Technology	23.42%

Short-Term Investments	1.05%

Total Value of Securities	100.13%

Liabilities Net of Receivables and Other Assets	(0.13)%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

Celgene	5.58%

QUALCOMM	5.45%

eBay	5.17%

Visa Class A	5.09%

MasterCard Class A	4.61%

Walgreens Boots Alliance	4.49%

Equinix	4.42%

Valeant Pharmaceuticals International	3.83%

Liberty Interactive Class A	3.77%

Allergan	3.57%

U.S. Growth Series-2

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Schedule of investments

June 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 99.08%
Consumer Discretionary – 23.85%
Discovery Communications Class A †	114,076	$3,794,168
Discovery Communications Class C †	308,465	9,587,092
eBay †	372,375	22,431,870
L Brands	148,725	12,750,194
Liberty Interactive Class A †	589,425	16,356,544
NIKE Class B	102,800	11,104,456
Priceline Group †	2,797	3,220,382
Sally Beauty Holdings †	198,725	6,275,735
TripAdvisor †	160,236	13,962,965
Wynn Resorts	40,722	4,018,040

		103,501,446

Consumer Staples – 4.49%
Walgreens Boots Alliance	230,634	19,474,735

		19,474,735

Energy – 7.27%
EOG Resources	108,225	9,475,099
Kinder Morgan	238,350	9,150,257
Williams	225,350	12,932,837

		31,558,193

Financial Services – 20.57%
Crown Castle International	190,400	15,289,120
Equinix	75,487	19,173,698
Intercontinental Exchange	56,608	12,658,115
MasterCard Class A	214,150	20,018,742
Visa Class A	329,125	22,100,744

		89,240,419

Healthcare – 19.48%
Allergan †	50,988	15,472,818
Biogen †	34,433	13,908,866
Celgene †	209,300	24,223,335
Novo Nordisk ADR	261,950	14,344,382
Valeant Pharmaceuticals International †	74,722	16,599,492

		84,548,893

Technology – 23.42%
Adobe Systems †	113,975	9,233,115
Baidu ADR †	54,338	10,817,609
Electronic Arts †	215,525	14,332,413
Google Class A †	16,275	8,789,151
Google Class C †	16,401	8,536,884
Intuit	87,618	8,829,266
Microsoft	313,541	13,842,835
QUALCOMM	377,601	23,649,151
Yelp †	83,050	3,573,641

		101,604,065

Total Common Stock (cost $311,968,771)		429,927,751

	Principal amount°	Value (U.S. $)
Short-Term Investments – 1.05%
Discount Notes – 0.74% ≠
Federal Home Loan Bank
0.04% 7/21/15	164,098	$164,097
0.05% 8/14/15	125,841	125,836
0.055% 7/31/15	362,438	362,435
0.065% 8/5/15	219,814	219,808
0.065% 9/2/15	656,393	656,335
0.07% 8/11/15	494,649	494,633
0.10% 10/23/15	656,393	656,208
Freddie Mac 0.075% 10/1/15	511,196	511,080

		3,190,432

Repurchase Agreements – 0.31%
Bank of America Merrill Lynch 0.05%, dated 6/30/15, to be repurchased on 7/1/15, repurchase price $377,524 (collateralized by U.S. government obligations 0.125%-0.625% 4/15/17-6/30/17; market value $385,074)	377,523	377,523
Bank of Montreal 0.07%, dated 6/30/15, to be repurchased on 7/1/15, repurchase price $629,207 (collateralized by U.S. government obligations 0.25%-8.00% 1/31/16-8/15/23; market value $641,790)	629,206	629,206
BNP Paribas 0.08%, dated 6/30/15, to be repurchased on 7/1/15, repurchase price $353,441 (collateralized by U.S. government obligations 0.00%-6.375% 8/15/19-11/15/44; market value $360,509)	353,440	353,440

		1,360,169

Total Short-Term Investments (cost $4,550,531)		4,550,601

U.S. Growth Series-3

Delaware VIP® U.S. Growth Series

Schedule of investments (continued)

Total Value of Securities – 100.13% (cost $316,519,302)	$434,478,352

≠ The rate shown is the effective yield at the time of purchase.

°  Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

† Non-income-producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-4

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Statement of assets and liabilities	June 30, 2015 (Unaudited)

Assets:
Investments, at value[1]	$429,927,751
Short-term investments, at value[2]	4,550,601
Cash	199,932
Dividends and interest receivable	32,826
Receivable for series shares sold	29,725

Total assets	434,740,835

Liabilities:
Payable for series shares redeemed	339,460
Investment management fees payable	242,973
Other accrued expenses	161,990
Distribution fees payable	77,455
Other affiliates payable	6,072
Trustees’ fees and expenses payable	1,523

Total liabilities	829,473

Total Net Assets	$433,911,362

Net Assets Consist of:
Paid-in capital	$228,266,598
Undistributed net investment income	922,508
Undistributed net realized gain	86,763,206
Net unrealized appreciation of investments	117,959,050

Total Net Assets	$433,911,362

Standard Class:
Net assets	$63,619,168
Shares of beneficial interest outstanding, unlimited authorization, no par	4,823,754
Net asset value per share	$13.19

Service Class:
Net assets	$370,292,194
Shares of beneficial interest outstanding, unlimited authorization, no par	28,560,876
Net asset value per share	$12.97

[1]Investments, at cost	$311,968,771
[2]Short-term investments, at cost	4,550,531

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-5

Delaware VIP® Trust —

Delaware VIP U.S. Growth Series

Statement of operations

Six months ended June 30, 2015 (Unaudited)

Investment Income:
Dividends	$3,348,393
Interest	2,498
Foreign tax withheld	(30,799)

3,320,092

Expenses:
Management fees	1,624,304
Distribution expenses - Service Class	555,436
Reports and statements to shareholders	120,038
Accounting and administration expenses	79,279
Dividend disbursing and transfer agent fees and expenses	21,193
Legal fees	16,477
Audit and tax	15,257
Custodian fees	13,735
Trustees’ fees and expenses	12,784
Registration fees	398
Other	7,615

2,466,516
Less waived distribution expenses - Service Class	(92,573)

Total operating expenses	2,373,943

Net Investment Income	946,149

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	88,543,782
Foreign currencies	(1,339)

Net realized gain	88,542,443

Net change in unrealized appreciation (depreciation) of investments	(66,344,414)

Net Realized and Unrealized Gain	22,198,029

Net Increase in Net Assets Resulting from Operations	$23,144,178

Delaware VIP Trust —

Delaware VIP U.S. Growth Series

Statements of changes in net assets

	Six months ended 6/30/15 (Unaudited)	Year ended 12/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$946,149	$1,999,724
Net realized gain	88,542,443	39,747,725
Net change in unrealized appreciation (depreciation)	(66,344,414)	17,866,694

Net increase in net assets resulting from operations	23,144,178	59,614,143

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(720,106)	(334,601)
Service Class	(1,281,789)	(51,978)

Net realized gain:
Standard Class	(9,901,464)	(10,372,628)
Service Class	(29,374,328)	(24,169,690)

	(41,277,687)	(34,928,897)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	6,681,696	10,125,694
Service Class	12,242,247	17,515,927

Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	3,431,786	2,027,571
Service Class	30,656,116	24,221,668

	53,011,845	53,890,860

Cost of shares redeemed:
Standard Class	(104,023,988)	(3,849,875)
Service Class	(23,658,112)	(36,391,625)

	(127,682,100)	(40,241,500)

Increase (decrease) in net assets derived from capital share transactions	(74,670,255)	13,649,360

Net Increase (Decrease) in Net Assets	(92,803,764)	38,334,606

Net Assets:
Beginning of period	526,715,126	488,380,520

End of period	$433,911,362	$526,715,126

Undistributed net investment income	$922,508	$1,978,254

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-6

Delaware VIP® Trust—Delaware VIP U.S. Growth Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Standard Class
	Six months
	ended
	6/30/15[1]		Year ended
	(Unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$13.750	$13.140	$10.170	$8.750	$8.150	$7.160

Income from investment operations:
Net investment income[2]	0.038	0.075	0.030	0.039	0.012	0.023
Net realized and unrealized gain	0.582	1.495	3.395	1.381	0.610	0.972

Total from investment operations	0.620	1.570	3.425	1.420	0.622	0.995

Less dividends and distributions from:
Net investment income	(0.080)	(0.030)	(0.038)	—	(0.022)	(0.005)
Net realized gain	(1.100)	(0.930)	(0.417)	—	—	—

Total dividends and distributions	(1.180)	(0.960)	(0.455)	—	(0.022)	(0.005)

Net asset value, end of period	$13.190	$13.750	$13.140	$10.170	$8.750	$8.150

Total return[3]	4.44%	12.78%	34.75%	16.23%	7.63%	13.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$63,619	$160,730	$145,086	$106,069	$87,389	$159,857
Ratio of expenses to average net assets	0.76%	0.74%	0.74%	0.74%	0.74%	0.75%
Ratio of net investment income to average net assets	0.56%	0.58%	0.27%	0.40%	0.13%	0.31%
Portfolio turnover	21%	26%	20%	35%	43%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-7

Delaware VIP® U.S. Growth Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Service Class
	Six months
	ended
	6/30/15[1]		Year ended
	(Unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$13.530	$12.940	$10.030	$8.650	$8.050	$7.090

Income (loss) from investment operations:
Net investment income (loss)[2]	0.021	0.042	0.002	0.014	(0.010)	0.005
Net realized and unrealized gain	0.567	1.480	3.339	1.366	0.614	0.955

Total from investment operations	0.588	1.522	3.341	1.380	0.604	0.960

Less dividends and distributions from:
Net investment income	(0.048)	(0.002)	(0.014)	—	(0.004)	—
Net realized gain	(1.100)	(0.930)	(0.417)	—	—	—

Total dividends and distributions	(1.148)	(0.932)	(0.431)	—	(0.004)	—

Net asset value, end of period	$12.970	$13.530	$12.940	$10.030	$8.650	$8.050

Total return[3]	4.28%	12.48%	34.44%	15.95%	7.50%	13.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$370,292	$365,985	$343,295	$281,973	$236,541	$127,526
Ratio of expenses to average net assets	1.01%	0.99%	0.99%	0.99%	0.99%	1.00%
Ratio of expenses to average net assets prior to fees waived	1.06%	1.04%	1.04%	1.04%	1.04%	1.05%
Ratio of net investment income (loss) to average net assets	0.31%	0.33%	0.02%	0.15%	(0.12% )	0.06%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.26%	0.28%	(0.03% )	0.10%	(0.17% )	0.01%
Portfolio turnover	21%	26%	20%	35%	43%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-8

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Notes to financial statements

June 30, 2015 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP U.S. Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2011–Dec. 31, 2014), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series.

Class Accounting—Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2015.

Use of Estimates—The Series is an investment company, whose financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

U.S. Growth Series-9

Delaware VIP® U.S. Growth Series

Notes to financial statements

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,625 for the six months ended June 30, 2015. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2015.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2015, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2015, the Series was charged $11,815 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated at the annual rate of 0.0075% of the Series average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2015, the Series was charged $18,777 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan. 1, 2015 through June 30, 2015* in order to limit distribution and service fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2015, the Series was charged $7,066 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period is April 30, 2014 through April 29, 2016.

3. Investments

For the six months ended June 30, 2015, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$101,780,422
Sales	209,347,110

U.S. Growth Series-10

Delaware VIP® U.S. Growth Series

Notes to financial statements

3. Investments (continued)

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$316,519,302	$125,153,419	$(7,194,369)	$117,959,050

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments) (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Total
Common Stock	$429,927,751	$—	$429,927,751
Short-Term Investments	—	4,550,601	4,550,601

Total	$429,927,751	$4,550,601	$434,478,352

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At June 30, 2015, there were no Level 3 investments.

U.S. Growth Series-11

Delaware VIP® U.S. Growth Series

Notes to financial statements

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/15	Year ended 12/31/14
Shares sold:
Standard Class	486,474	778,350
Service Class	904,136	1,379,605

Shares issued upon reinvestment of dividends and distributions:
Standard Class	258,029	164,309
Service Class	2,343,740	1,991,913
	3,992,379	4,314,177
Shares redeemed:
Standard Class	(7,606,438)	(294,713)
Service Class	(1,744,747)	(2,833,327)
	(9,351,185)	(3,128,040)
Net increase (decrease)	(5,358,806)	1,186,137

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 9, 2015.

The Series had no amounts outstanding as of June 30, 2015 or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

U.S. Growth Series-12

Delaware VIP® U.S. Growth Series

Notes to financial statements

6. Offsetting (continued)

At June 30, 2015, the Series had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$377,523	$(377,523)	$—	$—
Bank of Montreal	629,206	(629,206)	—	—
BNP Paribas	353,440	(353,440)	—	—

Total	$1,360,169	$(1,360,169)	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

7. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return the loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2015, the Series had no securities out on loan.

8. Credit and Market Risk

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of June 30, 2015, there were no Rule 144A securities held by the Series and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

U.S. Growth Series-13

Delaware VIP® U.S. Growth Series

Notes to financial statements

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management has determined that this pronouncement has no impact to the Series’ financial statements.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2015 that would require recognition or disclosure in the Series’ financial statements.

U.S. Growth Series-14

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Other Series information (Unaudited)

Proxy Results

At Joint Special Meetings of Shareholders of Delaware VIP Trust (the “Trust”), on behalf of Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Smid Cap Growth Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series (each, a “Series”), held on March 31, 2015, the shareholders of the Trust/the Series voted to: (i) elect a Board of Trustees for the Trust; (ii) approve the implementation of a new “manager of managers” order for each Series; (iii) revise the fundamental investment restriction relating to lending for each Series; and (iv)(a) revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (iv)(b) revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (iv)(c) revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

A quorum of the shares outstanding of each Series of the Trust was present, and the votes passed with a plurality of these Shares.

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	526,678,064.683	87.070%	95.993%	21,984,922.103	3.635%	4.007%
Ann D. Borowiec	526,264,974.988	87.002%	95.918%	22,398,011.798	3.703%	4.082%
Joseph W. Chow	526,415,411.906	87.027%	95.945%	22,247,574.880	3.678%	4.055%
Patrick P. Coyne	526,484,168.284	87.038%	95.958%	22,178,818.502	3.667%	4.042%
John A. Fry	526,252,958.816	87.000%	95.916%	22,410,027.970	3.705%	4.084%
Lucinda S. Landreth	526,602,085.810	87.058%	95.979%	22,060,900.976	3.647%	4.021%
Frances A. Sevilla-Sacasa	525,787,127.347	86.923%	96.831%	22,875,859.439	3.782%	4.169%
Thomas K. Whitford	527,047,577.123	87.132%	95.060%	21,615,409.663	3.573%	3.940%
Janet L. Yeomans	526,214,774.091	86.994%	95.909%	22,448,212.695	3.711%	4.091%
J. Richard Zecher	525,710,082.652	86.910%	95.817%	22,952,904.134	3.795%	4.183%

2. To approve the implementation of a new “manager of managers” order.

A quorum of the shares outstanding of the Series was present, and the votes passed with the required majority of those Shares. The results were as follows:

Delaware VIP Diversified Income Series

Shares voted for	179,533,687.260
Percentage of outstanding shares	84.017%
Percentage of shares voted	90.774%
Shares voted against	8,383,244.447
Percentage of outstanding shares	3.923%
Percentage of shares voted	4.239%
Shares abstained	9,864,005.119
Percentage of outstanding shares	4.616%
Percentage of shares voted	4.987%
Broker non-votes	—

U.S. Growth Series-15

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP Emerging Markets Series

Shares voted for	21,664,190.259
Percentage of outstanding shares	78.496%
Percentage of shares voted	91.558%
Shares voted against	891,440.937
Percentage of outstanding shares	3.230%
Percentage of shares voted	3.767%
Shares abstained	1,105,968.815
Percentage of outstanding shares	4.007%
Percentage of shares voted	4.674%
Broker non-votes	—

Delaware VIP High Yield Series

Shares voted for	49,544,742.708
Percentage of outstanding shares	81.361%
Percentage of shares voted	90.107%
Shares voted against	2,934,638.577
Percentage of outstanding shares	4.819%
Percentage of shares voted	5.337%
Shares abstained	2,504,911.809
Percentage of outstanding shares	4.114%
Percentage of shares voted	4.556%
Broker non-votes	—

Delaware VIP International Value Equity Series

Shares voted for	4,486,133.331
Percentage of outstanding shares	84.064%
Percentage of shares voted	86.689%
Shares voted against	371,219.892
Percentage of outstanding shares	6.956%
Percentage of shares voted	7.173%
Shares abstained	317,615.637
Percentage of outstanding shares	5.952%
Percentage of shares voted	6.138%
Broker non-votes	—

Delaware VIP Limited-Term Diversified Income Series

Shares voted for	132,127,100.461
Percentage of outstanding shares	88.414%
Percentage of shares voted	90.095%
Shares voted against	5,808,130.763
Percentage of outstanding shares	3.887%
Percentage of shares voted	3.960%
Shares abstained	8,718,218.458
Percentage of outstanding shares	5.834%
Percentage of shares voted	5.945%
Broker non-votes	—

U.S. Growth Series-16

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP REIT Series

Shares voted for	26,815,788.663
Percentage of outstanding shares	80.781%
Percentage of shares voted	91.598%
Shares voted against	1,239,672.430
Percentage of outstanding shares	3.734%
Percentage of shares voted	4.234%
Shares abstained	1,220,115.616
Percentage of outstanding shares	3.676%
Percentage of shares voted	4.168%
Broker non-votes	—

Delaware VIP Small Cap Value Series

Shares voted for	20,167,531.570
Percentage of outstanding shares	73.957%
Percentage of shares voted	90.893%
Shares voted against	1,011,464.218
Percentage of outstanding shares	3.709%
Percentage of shares voted	4.559%
Shares abstained	1,009,169.258
Percentage of outstanding shares	3.701%
Percentage of shares voted	4.548%
Broker non-votes	0.001

Delaware VIP Smid Cap Growth Series

Shares voted for	15,836,485.164
Percentage of outstanding shares	80.371%
Percentage of shares voted	88.722%
Shares voted against	1,067,437.855
Percentage of outstanding shares	5.417%
Percentage of shares voted	5.980%
Shares abstained	945,601.959
Percentage of outstanding shares	4.799%
Percentage of shares voted	5.298%
Broker non-votes	—

Delaware VIP U.S. Growth Series

Shares voted for	25,576,018.399
Percentage of outstanding shares	66.205%
Percentage of shares voted	89.891%
Shares voted against	1,384,891.646
Percentage of outstanding shares	3.585%
Percentage of shares voted	4.867%
Shares abstained	1,491,227.310
Percentage of outstanding shares	3.860%
Percentage of shares voted	5.241%
Broker non-votes	—

U.S. Growth Series-17

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP Value Series

Shares voted for	21,096,344.681
Percentage of outstanding shares	72.432%
Percentage of shares voted	93.172%
Shares voted against	635,957.509
Percentage of outstanding shares	2.183%
Percentage of shares voted	2.809%
Shares abstained	910,032.032
Percentage of outstanding shares	3.124%
Percentage of shares voted	4.019%
Broker non-votes	0.001

3. To revise the fundamental investment restriction relating to lending.

A quorum of the shares outstanding of the Series was present, and the votes passed with the required majority of those Shares. The results were as follows:

Delaware VIP Diversified Income Series

Shares voted for	176,844,463.582
Percentage of outstanding shares	82.758%
Percentage of shares voted	89.414%
Shares voted against	9,890,294.147
Percentage of outstanding shares	4.628%
Percentage of shares voted	5.001%
Shares abstained	11,046,179.097
Percentage of outstanding shares	5.169%
Percentage of shares voted	5.585%
Broker non-votes	—

Delaware VIP Emerging Markets Series

Shares voted for	21,155,701.765
Percentage of outstanding shares	76.654%
Percentage of shares voted	89.409%
Shares voted against	1,148,187.741
Percentage of outstanding shares	4.160%
Percentage of shares voted	4.853%
Shares abstained	1,357,710.506
Percentage of outstanding shares	4.919%
Percentage of shares voted	5.738%
Broker non-votes	—

U.S. Growth Series-18

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP High Yield Series

Shares voted for	48,169,080.642
Percentage of outstanding shares	79.102%
Percentage of shares voted	87.605%
Shares voted against	3,819,285.510
Percentage of outstanding shares	6.272%
Percentage of shares voted	6.946%
Shares abstained	2,995,926.942
Percentage of outstanding shares	4.920%
Percentage of shares voted	5.449%
Broker non-votes	—

Delaware VIP International Value Equity Series

Shares voted for	4,441,418.869
Percentage of outstanding shares	83.226%
Percentage of shares voted	85.825%
Shares voted against	450,645.832
Percentage of outstanding shares	8.445%
Percentage of shares voted	8.708%
Shares abstained	282,904.158
Percentage of outstanding shares	5.301%
Percentage of shares voted	5.467%
Broker non-votes	—

Delaware VIP Limited-Term Diversified Income Series

Shares voted for	129,567,125.428
Percentage of outstanding shares	86.701%
Percentage of shares voted	88.349%
Shares voted against	7,071,982.835
Percentage of outstanding shares	4.732%
Percentage of shares voted	4.822%
Shares abstained	10,014,341.420
Percentage of outstanding shares	6.701%
Percentage of shares voted	6.829%
Broker non-votes	—

Delaware VIP REIT Series

Shares voted for	26,161,089.640
Percentage of outstanding shares	78.808%
Percentage of shares voted	89.361%
Shares voted against	1,638,902.001
Percentage of outstanding shares	4.937%
Percentage of shares voted	5.598%
Shares abstained	1,475,585.067
Percentage of outstanding shares	4.445%
Percentage of shares voted	5.040%
Broker non-votes	—

U.S. Growth Series-19

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP Small Cap Value Series

Shares voted for	20,054,612.491
Percentage of outstanding shares	73.543%
Percentage of shares voted	90.384%
Shares voted against	1,106,997.851
Percentage of outstanding shares	4.060%
Percentage of shares voted	4.989%
Shares abstained	1,026,554.705
Percentage of outstanding shares	3.765%
Percentage of shares voted	4.627%
Broker non-votes	0.001

Delaware VIP Smid Cap Growth Series

Shares voted for	15,162,100.040
Percentage of outstanding shares	76.948%
Percentage of shares voted	84.944%
Shares voted against	1,491,769.928
Percentage of outstanding shares	7.571%
Percentage of shares voted	8.357%
Shares abstained	1,195,655.010
Percentage of outstanding shares	6.068%
Percentage of shares voted	6.699%
Broker non-votes	—

Delaware VIP U.S. Growth Series

Shares voted for	25,178,954.037
Percentage of outstanding shares	65.177%
Percentage of shares voted	88.496%
Shares voted against	1,596,431.587
Percentage of outstanding shares	4.132%
Percentage of shares voted	5.611%
Shares abstained	1,676,751.732
Percentage of outstanding shares	4.340%
Percentage of shares voted	5.893%
Broker non-votes	—

Delaware VIP Value Series

Shares voted for	20,406,314.522
Percentage of outstanding shares	70.063%
Percentage of shares voted	90.125%
Shares voted against	1,108,793.968
Percentage of outstanding shares	3.807%
Percentage of shares voted	4.897%
Shares abstained	1,127,225.732
Percentage of outstanding shares	3.870%
Percentage of shares voted	4.978%
Broker non-votes	0.001

U.S. Growth Series-20

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Other Series information (Unaudited)

Proxy Results (continued)

4. (a) To revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those Shares. The results were as follows:

Delaware VIP Trust

Shares voted for	497,844,902
Percentage of outstanding shares	82.304%
Percentage of shares voted	90.738%
Shares voted against	19,207,063
Percentage of outstanding shares	3.175%
Percentage of shares voted	3.501%
Shares abstained	31,611,021
Percentage of outstanding shares	5.226%
Percentage of shares voted	5.761%

4. (b) To revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those Shares. The results were as follows:

Delaware VIP Trust

Shares voted for	493,083,610
Percentage of outstanding shares	81.517%
Percentage of shares voted	89.870%
Shares voted against	24,097,482
Percentage of outstanding shares	3.984%
Percentage of shares voted	4.392%
Shares abstained	31,481,895
Percentage of outstanding shares	5.205%
Percentage of shares voted	5.738%

4. (c) To revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those Shares. The results were as follows:

Delaware VIP Trust

Shares voted for	503,119,718
Percentage of outstanding shares	83.176%
Percentage of shares voted	91.699%
Shares voted against	16,786,090
Percentage of outstanding shares	2.775%
Percentage of shares voted	3.059%
Shares abstained	28,757,179
Percentage of outstanding shares	4.754%
Percentage of shares voted	5.241%

U.S. Growth Series-21

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPUSG 20552 [8/15] (14966)	U.S. Growth Series-22

Delaware VIP® Trust
Delaware VIP Value Series
Semiannual report
June 30, 2015

Investments in Delaware VIP® Value Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2015, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP Value Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Value Series

Disclosure of Series expenses

For the six-month period from January 1, 2015 to June 30, 2015 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2015 to June 30, 2015.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*

Actual Series return†

Standard Class	$1,000.00	$1,001.40	0.73%	$3.62

Service Class	1,000.00	1,000.20	0.98%	4.86

Hypothetical 5% return (5% return before expenses)

Standard Class	$1,000.00	$1,021.17	0.73%	$3.66

Service Class	1,000.00	1,019.93	0.98%	4.91

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Value Series-1

Delaware VIP® Trust — Delaware VIP Value Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Security type / sector	Percentage of net assets

Common Stock	98.94%

Consumer Discretionary	5.85%

Consumer Staples	12.38%

Energy	14.14%

Financials	12.15%

Healthcare	21.42%

Industrials	9.09%

Information Technology	11.89%

Materials	2.90%

Telecommunications	6.13%

Utilities	2.99%
Short-Term Investments	0.91%
Total Value of Securities	99.85%
Receivables and Other Assets Net of Liabilities	0.15%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

Baxter International	3.29%

CVS Health	3.21%

Kraft Foods Group	3.14%

Mondelez International	3.14%

BB&T	3.13%

Quest Diagnostics	3.12%

AT&T	3.11%

Occidental Petroleum	3.10%

Northrop Grumman	3.09%

CA	3.05%

Value Series-2

Delaware VIP® Trust — Delaware VIP Value Series

Schedule of investments

June 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 98.94%
Consumer Discretionary – 5.85%
Johnson Controls	429,900	$21,292,947
Lowe’s	322,000	21,564,340

		42,857,287

Consumer Staples – 12.38%
Archer-Daniels-Midland	439,500	21,192,690
CVS Health	223,900	23,482,632
Kraft Foods Group	270,133	22,999,124
Mondelez International	558,800	22,989,032

		90,663,478

Energy – 14.14%
Chevron	219,400	21,165,518
ConocoPhillips	358,500	22,015,485
Halliburton	460,300	19,825,121
Marathon Oil	672,500	17,848,150
Occidental Petroleum	292,200	22,724,394

		103,578,668

Financials – 12.15%
Allstate	336,900	21,854,703
Bank of New York Mellon	525,800	22,067,826
BB&T	568,800	22,928,328
Marsh & McLennan	390,200	22,124,340

		88,975,197

Healthcare – 21.42%
Baxter International	344,200	24,069,906
Cardinal Health	257,800	21,564,970
Express Scripts Holding †	249,050	22,150,507
Johnson & Johnson	227,600	22,181,896
Merck	385,200	21,929,436
Pfizer	659,641	22,117,763
Quest Diagnostics	315,400	22,872,808

		156,887,286

Industrials – 9.09%
Northrop Grumman	142,800	22,652,364
Raytheon	226,600	21,681,088
Waste Management	480,300	22,261,905

		66,595,357

Information Technology – 11.89%
CA	762,416	22,331,165
Cisco Systems	789,500	21,679,670
Intel	708,700	21,555,111
Xerox	2,021,200	21,505,568

		87,071,514

	Number of shares	Value (U.S. $)

Common Stock (continued)
Materials – 2.90%
duPont (E.I.) deNemours	332,000	$21,231,400

		21,231,400

Telecommunications – 6.13%
AT&T	640,424	22,747,860
Verizon Communications	476,000	22,186,360

		44,934,220

Utilities – 2.99%
Edison International	394,600	21,931,868

		21,931,868

Total Common Stock (cost $459,936,422)		724,726,275

	Principal amount°

Short-Term Investments – 0.91%
Discount Notes – 0.63% ≠
Federal Home Loan Bank
0.04% 7/21/15	143,781	143,780
0.05% 8/14/15	187,915	187,908
0.055% 7/31/15	393,203	393,200
0.065% 8/5/15	238,473	238,466
0.065% 9/2/15	575,123	575,072
0.07% 8/11/15	524,200	524,182
0.08% 7/17/15	615,310	615,308
0.08% 7/22/15	820,414	820,409
0.10% 10/23/15	575,123	574,961
Freddie Mac 0.075% 10/1/15	554,588	554,462

		4,627,748

Repurchase Agreements – 0.28%
Bank of America Merrill Lynch 0.05%, dated 6/30/15, to be repurchased on 7/1/15, repurchase price $563,745 (collateralized by U.S. government obligations 0.125%–0.625% 4/15/17–6/30/17; market value $575,020)	563,745	563,745
Bank of Montreal 0.07%, dated 6/30/15, to be repurchased on 7/1/15, repurchase price $939,576 (collateralized by U.S. government obligations 0.25%–8.00% 1/31/16–8/15/23; market value $958,366)	939,574	939,574

Value Series-3

Delaware VIP® Value Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.08%, dated 6/30/15, to be repurchased on 7/1/15, repurchase price $527,783 (collateralized by U.S. government obligations 0.00%–6.375% 8/15/19–11/15/44; market value $538,337)	527,781	$527,781

		2,031,100

Total Short-Term Investments (cost $6,658,727)		6,658,848

Total Value of Securities – 99.85% (cost $466,595,149)	$731,385,123

≠ The rate shown is the effective yield at the time of purchase.

 ° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

† Non-income-producing security.

See accompanying notes, which are an integral part of the financial statements.

Value Series-4

Delaware VIP® Trust — Delaware VIP Value Series
Statement of assets and liabilities	June 30, 2015 (Unaudited)

Assets:
Investments, at value[1]	$724,726,275
Short-term investments, at value[2]	6,658,848
Cash	1,325
Dividends and interest receivable	1,453,204
Receivable for securities sold	798,032
Receivable for series shares sold	84,234

Total assets	733,721,918

Liabilities:
Payable for series shares redeemed	553,877
Investment management fees payable	399,277
Other accrued expenses	231,903
Distribution fees payable	68,363
Other affiliates payable	10,177
Trustees’ fees and expenses payable	2,528

Total liabilities	1,266,125

Total Net Assets	$732,455,793

Net Assets Consist of:
Paid-in capital	$423,094,823
Undistributed net investment income	6,894,587
Accumulated net realized gain on investments	37,676,409
Net unrealized appreciation of investments	264,789,974

Total Net Assets	$732,455,793

Standard Class:
Net assets	$409,720,645
Shares of beneficial interest outstanding, unlimited authorization, no par	14,227,856
Net asset value per share	$28.80

Service Class:
Net assets	$322,735,148
Shares of beneficial interest outstanding, unlimited authorization, no par	11,225,731
Net asset value per share	$28.75

[1]Investments, at cost	$459,936,422
[2]Short-term investments, at cost	6,658,727

See accompanying notes, which are an integral part of the financial statements.

Value Series-5

Delaware VIP® Trust —

Delaware VIP Value Series

Statement of operations

Six months ended June 30, 2015 (Unaudited)

Investment Income:
Dividends	$10,341,371
Interest	5,611

10,346,982

Expenses:
Management fees	2,592,629
Distribution expenses – Service Class	496,975
Reports and statements to shareholders	162,436
Accounting and administration expenses	130,270
Dividend disbursing and transfer agent fees and expenses	34,759
Legal fees	34,333
Trustees’ fees and expenses	20,934
Custodian fees	18,559
Audit and tax	15,250
Registration fees	453
Other	12,087

3,518,685
Less waived distribution expenses – Service Class	(82,829)

Total operating expenses	3,435,856

Net Investment Income	6,911,126

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	52,901,350
Net change in unrealized appreciation (depreciation) of investments	(57,488,943)

Net Realized And Unrealized Loss	(4,587,593)

Net Increase in Net Assets Resulting from Operations	$2,323,533

Delaware VIP Trust —

Delaware VIP Value Series

Statements of changes in net assets

	Six months ended 6/30/15 (Unaudited)	Year ended 12/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,911,126	$13,072,671
Net realized gain	52,901,350	41,984,111
Net change in unrealized appreciation (depreciation)	(57,488,943)	48,446,053

Net increase in net assets resulting from operations	2,323,533	103,502,835

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(8,223,700)	(8,114,336)
Service Class	(4,842,691)	(4,263,900)

	(13,066,391)	(12,378,236)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	14,231,772	18,832,527
Service Class	17,465,541	45,107,776

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	6,824,315	6,124,141
Service Class	4,842,691	4,263,900

	43,364,319	74,328,344

Cost of shares redeemed:
Standard Class	(128,521,330)	(31,937,517)
Service Class	(25,412,660)	(38,844,642)

	(153,933,990)	(70,782,159)

Increase (decrease) in net assets derived from capital share transactions	(110,569,671)	3,546,185

Net Increase (Decrease) in Net Assets:	(121,312,529)	94,670,784

Net Assets:
Beginning of period	853,768,322	759,097,538

End of period	$732,455,793	$853,768,322

Undistributed net investment income	$6,894,587	$13,049,852

See accompanying notes, which are an integral part of the financial statements.

Value Series-6

Delaware VIP® Trust — Delaware VIP Value Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Standard Class
	Six months ended 6/30/15[1] (Unaudited)	12/31/14	12/31/13	Year ended 12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$29.240	$26.090	$19.880	$17.730	$16.490	$14.600

Income (loss) from investment operations:
Net investment income[2]	0.261	0.478	0.451	0.418	0.382	0.323
Net realized and unrealized gain (loss)	(0.201)	3.126	6.170	2.163	1.191	1.926

Total from investment operations	0.060	3.604	6.621	2.581	1.573	2.249

Less dividends and distributions from:
Net investment income	(0.500)	(0.454)	(0.411)	(0.431)	(0.333)	(0.359)

Total dividends and distributions	(0.500)	(0.454)	(0.411)	(0.431)	(0.333)	(0.359)

Net asset value, end of period	$28.800	$29.240	$26.090	$19.880	$17.730	$16.490

Total return[3]	0.14%	14.00%	33.69%	14.73%	9.54%	15.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$409,721	$523,240	$473,403	$350,444	$310,494	$390,861
Ratio of expenses to average net assets	0.73%	0.71%	0.71%	0.73%	0.73%	0.75%
Ratio of net investment income to average net assets	1.78%	1.74%	1.94%	2.21%	2.23%	2.18%
Portfolio turnover	10%	12%	14%	21%	20%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Value Series-7

Delaware VIP® Value Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Service Class
	Six months ended 6/30/15[1] (Unaudited)	12/31/14	12/31/13	Year ended 12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$29.160	$26.030	$19.840	$17.700	$16.470	$14.590

Income (loss) from investment operations:
Net investment income[2]	0.224	0.409	0.393	0.370	0.338	0.286
Net realized and unrealized gain (loss)	(0.202)	3.117	6.161	2.158	1.188	1.921

Total from investment operations	0.022	3.526	6.554	2.528	1.526	2.207

Less dividends and distributions from:
Net investment income	(0.432)	(0.396)	(0.364)	(0.388)	(0.296)	(0.327)

Total dividends and distributions	(0.432)	(0.396)	(0.364)	(0.388)	(0.296)	(0.327)

Net asset value, end of period	$28.750	$29.160	$26.030	$19.840	$17.700	$16.470

Total return[3]	0.02%	13.70%	33.37%	14.44%	9.26%	15.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$322,735	$330,528	$285,695	$210,804	$176,363	$144,978
Ratio of expenses to average net assets	0.98%	0.96%	0.96%	0.98%	0.98%	1.00%
Ratio of expenses to average net assets prior to fees waived	1.03%	1.01%	1.01%	1.03%	1.03%	1.05%
Ratio of net investment income to average net assets	1.53%	1.49%	1.69%	1.96%	1.98%	1.93%
Ratio of net investment income to average net assets prior to fees waived	1.48%	1.44%	1.64%	1.91%	1.93%	1.88%
Portfolio turnover	10%	12%	14%	21%	20%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Value Series-8

Delaware VIP® Trust — Delaware VIP Value Series

Notes to financial statements

June 30, 2015 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2011–Dec. 31, 2014), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2015.

Use of Estimates—The Series is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Series follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively over the lives of the respective securities using the effective interest method. The Series declares and pays distributions from net investment income and net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included on the “Statement of operations” under “Net realized gain on investments” and totaled $430 for the six months ended June 30, 2015. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

Value Series-9

Delaware VIP® Value Series

Notes to financial statements

1. Significant Accounting Policies (continued)

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2015.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2015, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2015, the Series was charged $19,415 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2015, the Series was charged $30,858 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan. 1, 2015 through June 30, 2015* in order to limit distribution and service fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2015, the Series was charged $11,541 for internal legal, tax and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period is from April 30, 2013 through April 29, 2016.

3. Investments

For the six months ended June 30, 2015, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$83,320,585
Sales	174,254,726

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$466,595,149	$268,104,501	$(3,314,527)	$264,789,974

Value Series-10

Delaware VIP® Value Series

Notes to financial statements

3. Investments (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Dec. 31, 2014 will expire as follows: $12,174,716 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At Dec. 31, 2014, there were no capital loss carryforwards incurred that will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Total
Common Stock	$724,726,275	$—	$724,726,275
Short-Term Investments	—	6,658,848	6,658,848

Total	$724,726,275	$6,658,848	$731,385,123

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At June 30, 2015, there were no Level 3 investments.

Value Series-11

Delaware VIP® Value Series

Notes to financial statements

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/15	Year ended 12/31/14
Shares sold:
Standard Class	481,140	683,905
Service Class	593,228	1,640,403
Shares issued upon reinvestment of dividends and distributions:
Standard Class	228,391	231,100
Service Class	162,289	161,023

	1,465,048	2,716,431

Shares redeemed:
Standard Class	(4,376,372)	(1,168,698)
Service Class	(863,381)	(1,445,016)

	(5,239,753)	(2,613,714)

Net increase (decrease)	(3,774,705)	102,717

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 9, 2015.

The Series had no amounts outstanding as of June 30, 2015 or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivatives liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

Value Series-12

Delaware VIP® Value Series

Notes to financial statements

6. Offsetting (continued)

At June 30, 2015, the Series had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$563,745	$(563,745)	$—	$—
Bank of Montreal	939,574	(939,574)	—	—
BNP Paribas	527,781	(527,781)	—	—

Total	$2,031,100	$(2,031,100)	$—	$—

(a)Net amount represents the net receivable/(payable) that would be due from/(to) the counterparty in an event of default.

7. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed, and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent, and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2015, the Series had no securities on loan.

8. Credit and Market Risk

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2015, there were no Rule 144A securities held by the Series and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Value Series-13

Delaware VIP® Value Series

Notes to financial statements

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management has determined that this pronouncement has no impact on the Series’ financial statements.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2015 that would require recognition or disclosure in the Series’ financial statements.

Value Series-14

Delaware VIP® Trust — Delaware VIP Value Series

Other Series information (Unaudited)

Proxy Results

At Joint Special Meetings of Shareholders of Delaware VIP Trust (the “Trust”), on behalf of Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Smid Cap Growth Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series (each, a “Series”), held on March 31, 2015, the shareholders of the Trust/the Series voted to: (i) elect a Board of Trustees for the Trust; (ii) approve the implementation of a new “manager of managers” order for each Series; (iii) revise the fundamental investment restriction relating to lending for each Series; and (iv)(a) revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (iv)(b) revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (iv)(c) revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

A quorum of shares outstanding of each Series of the Trust was present, and the votes passed with a plurality of these Shares.

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	526,678,064.683	87.070%	95.993%	21,984,922.103	3.635%	4.007%
Ann D. Borowiec	526,264,974.988	87.002%	95.918%	22,398,011.798	3.703%	4.082%
Joseph W. Chow	526,415,411.906	87.027%	95.945%	22,247,574.880	3.678%	4.055%
Patrick P. Coyne	526,484,168.284	87.038%	95.958%	22,178,818.502	3.667%	4.042%
John A. Fry	526,252,958.816	87.000%	95.916%	22,410,027.970	3.705%	4.084%
Lucinda S. Landreth	526,602,085.810	87.058%	95.979%	22,060,900.976	3.647%	4.021%
Frances A. Sevilla-Sacasa	525,787,127.347	86.923%	96.831%	22,875,859.439	3.782%	4.169%
Thomas K. Whitford	527,047,577.123	87.132%	96.060%	21,615,409.663	3.573%	3.940%
Janet L. Yeomans	526,214,774.091	86.994%	95.909%	22,448,212.695	3.711%	4.091%
J. Richard Zecher	525,710,082.652	86.910%	95.817%	22,952,904.134	3.795%	4.183%

2. To approve the implementation of a new “manager of managers” order.

A quorum of the shares outstanding of the Series was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware VIP Diversified Income Series

Shares voted for	179,533,687.260
Percentage of outstanding shares	84.017%
Percentage of shares voted	90.774%
Shares voted against	8,383,244.447
Percentage of outstanding shares	3.923%
Percentage of shares voted	4.239%
Shares abstained	9,864,005.119
Percentage of outstanding shares	4.616%
Percentage of shares voted	4.987%
Broker non-votes	—

Value Series-15

Delaware VIP® Trust — Delaware VIP Value Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP Emerging Markets Series

Shares voted for	21,664,190.259
Percentage of outstanding shares	78.496%
Percentage of shares voted	91.558%
Shares voted against	891,440.937
Percentage of outstanding shares	3.230%
Percentage of shares voted	3.767%
Shares abstained	1,105,968.815
Percentage of outstanding shares	4.007%
Percentage of shares voted	4.674%
Broker non-votes	—

Delaware VIP High Yield Series

Shares voted for	49,544,742.708
Percentage of outstanding shares	81.361%
Percentage of shares voted	90.107%
Shares voted against	2,934,638.577
Percentage of outstanding shares	4.819%
Percentage of shares voted	5.337%
Shares abstained	2,504,911.809
Percentage of outstanding shares	4.114%
Percentage of shares voted	4.556%
Broker non-votes	—

Delaware VIP International Value Equity Series

Shares voted for	4,486,133.331
Percentage of outstanding shares	84.064%
Percentage of shares voted	86.689%
Shares voted against	371,219.892
Percentage of outstanding shares	6.956%
Percentage of shares voted	7.173%
Shares abstained	317,615.637
Percentage of outstanding shares	5.952%
Percentage of shares voted	6.138%
Broker non-votes	—

Delaware VIP Limited-Term Diversified Income Series

Shares voted for	132,127,100.461
Percentage of outstanding shares	88.414%
Percentage of shares voted	90.095%
Shares voted against	5,808,130.763
Percentage of outstanding shares	3.887%
Percentage of shares voted	3.960%
Shares abstained	8,718,218.458
Percentage of outstanding shares	5.834%
Percentage of shares voted	5.945%
Broker non-votes	—

Value Series-16

Delaware VIP® Trust — Delaware VIP Value Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP REIT Series

Shares voted for	26,815,788.663
Percentage of outstanding shares	80.781%
Percentage of shares voted	91.598%
Shares voted against	1,239,672.430
Percentage of outstanding shares	3.734%
Percentage of shares voted	4.234%
Shares abstained	1,220,115.616
Percentage of outstanding shares	3.676%
Percentage of shares voted	4.168%
Broker non-votes	—

Delaware VIP Small Cap Value Series

Shares voted for	20,167,531.570
Percentage of outstanding shares	73.957%
Percentage of shares voted	90.893%
Shares voted against	1,011,464.218
Percentage of outstanding shares	3.709%
Percentage of shares voted	4.559%
Shares abstained	1,009,169.258
Percentage of outstanding shares	3.701%
Percentage of shares voted	4.548%
Broker non-votes	0.001

Delaware VIP Smid Cap Growth Series

Shares voted for	15,836,485.164
Percentage of outstanding shares	80.371%
Percentage of shares voted	88.722%
Shares voted against	1,067,437.855
Percentage of outstanding shares	5.417%
Percentage of shares voted	5.980%
Shares abstained	945,601.959
Percentage of outstanding shares	4.799%
Percentage of shares voted	5.298%
Broker non-votes	—

Delaware VIP U.S. Growth Series

Shares voted for	25,576,018.399
Percentage of outstanding shares	66.205%
Percentage of shares voted	89.891%
Shares voted against	1,384,891.646
Percentage of outstanding shares	3.585%
Percentage of shares voted	4.867%
Shares abstained	1,491,227.310
Percentage of outstanding shares	3.860%
Percentage of shares voted	5.241%
Broker non-votes	—

Value Series-17

Delaware VIP® Trust — Delaware VIP Value Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP Value Series

Shares voted for	21,096,344.681
Percentage of outstanding shares	72.432%
Percentage of shares voted	93.172%
Shares voted against	635,957.509
Percentage of outstanding shares	2.183%
Percentage of shares voted	2.809%
Shares abstained	910,032.032
Percentage of outstanding shares	3.124%
Percentage of shares voted	4.019%
Broker non-votes	0.001

3. To revise the fundamental investment restriction related to lending.

A quorum of the shares outstanding of the Series was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware VIP Diversified Income Series

Shares voted for	176,844,463.582
Percentage of outstanding shares	82.758%
Percentage of shares voted	89.414%
Shares voted against	9,890,294.147
Percentage of outstanding shares	4.628%
Percentage of shares voted	5.001%
Shares abstained	11,046,179.097
Percentage of outstanding shares	5.169%
Percentage of shares voted	5.585%
Broker non-votes	—

Delaware VIP Emerging Markets Series

Shares voted for	21,155,701.765
Percentage of outstanding shares	76.654%
Percentage of shares voted	89.409%
Shares voted against	1,148,187.741
Percentage of outstanding shares	4.160%
Percentage of shares voted	4.853%
Shares abstained	1,357,710.506
Percentage of outstanding shares	4.919%
Percentage of shares voted	5.738%
Broker non-votes	—

Value Series-18

Delaware VIP® Trust — Delaware VIP Value Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP High Yield Series

Shares voted for	48,169,080.642
Percentage of outstanding shares	79.102%
Percentage of shares voted	87.605%
Shares voted against	3,819,285.510
Percentage of outstanding shares	6.272%
Percentage of shares voted	6.946%
Shares abstained	2,995,926.942
Percentage of outstanding shares	4.920%
Percentage of shares voted	5.449%
Broker non-votes	—

Delaware VIP International Value Equity Series

Shares voted for	4,441,418.869
Percentage of outstanding shares	83.226%
Percentage of shares voted	85.825%
Shares voted against	450,645.832
Percentage of outstanding shares	8.445%
Percentage of shares voted	8.708%
Shares abstained	282,904.158
Percentage of outstanding shares	5.301%
Percentage of shares voted	5.467%
Broker non-votes	—

Delaware VIP Limited-Term Diversified Income Series

Shares voted for	129,567,125.428
Percentage of outstanding shares	86.701%
Percentage of shares voted	88.349%
Shares voted against	7,071,982.835
Percentage of outstanding shares	4.732%
Percentage of shares voted	4.822%
Shares abstained	10,014,341.420
Percentage of outstanding shares	6.701%
Percentage of shares voted	6.829%
Broker non-votes	—

Delaware VIP REIT Series

Shares voted for	26,161,089.640
Percentage of outstanding shares	78.808%
Percentage of shares voted	89.361%
Shares voted against	1,638,902.001
Percentage of outstanding shares	4.937%
Percentage of shares voted	5.598%
Shares abstained	1,475,585.067
Percentage of outstanding shares	4.445%
Percentage of shares voted	5.040%
Broker non-votes	—

Value Series-19

Delaware VIP® Trust — Delaware VIP Value Series

Other Series information (Unaudited)

Proxy Results (continued)

Delaware VIP Small Cap Value Series

Shares voted for	20,054,612.491
Percentage of outstanding shares	73.543%
Percentage of shares voted	90.384%
Shares voted against	1,106,997.851
Percentage of outstanding shares	4.060%
Percentage of shares voted	4.989%
Shares abstained	1,026,554.705
Percentage of outstanding shares	3.765%
Percentage of shares voted	4.627%
Broker non-votes	0.001

Delaware VIP Smid Cap Growth Series

Shares voted for	15,162,100.040
Percentage of outstanding shares	76.948%
Percentage of shares voted	84.944%
Shares voted against	1,491,769.928
Percentage of outstanding shares	7.571%
Percentage of shares voted	8.357%
Shares abstained	1,195,655.010
Percentage of outstanding shares	6.068%
Percentage of shares voted	6.699%
Broker non-votes	—

Delaware VIP U.S. Growth Series

Shares voted for	25,178,954.037
Percentage of outstanding shares	65.177%
Percentage of shares voted	88.496%
Shares voted against	1,596,431.587
Percentage of outstanding shares	4.132%
Percentage of shares voted	5.611%
Shares abstained	1,676,751.732
Percentage of outstanding shares	4.340%
Percentage of shares voted	5.893%
Broker non-votes	—

Delaware VIP Value Series

Shares voted for	20,406,314.522
Percentage of outstanding shares	70.063%
Percentage of shares voted	90.125%
Shares voted against	1,108,793.968
Percentage of outstanding shares	3.807%
Percentage of shares voted	4.897%
Shares abstained	1,127,225.732
Percentage of outstanding shares	3.870%
Percentage of shares voted	4.978%
Broker non-votes	0.001

Value Series-20

Delaware VIP® Trust — Delaware VIP Value Series

Other Series information (Unaudited)

Proxy Results (continued)

4. (a) To revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of the shares outstanding of the Series was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware VIP Trust

Shares voted for	497,844,902.446
Percentage of outstanding shares	82.304%
Percentage of shares voted	90.738%
Shares voted against	19,207,063.218
Percentage of outstanding shares	3.175%
Percentage of shares voted	3.501%
Shares abstained	31,611,021.120
Percentage of outstanding shares	5.226%
Percentage of shares voted	5.761%
Broker non-votes	0.002

4. (b) To revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

A quorum of the shares outstanding of the Series was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware VIP Trust

Shares voted for	493,083,609.898
Percentage of outstanding shares	81.517%
Percentage of shares voted	89.870%
Shares voted against	24,097,482.106
Percentage of outstanding shares	3.984%
Percentage of shares voted	4.392%
Shares abstained	31,481,894.780
Percentage of outstanding shares	5.205%
Percentage of shares voted	5.738%
Broker non-votes	0.002

4. (c) To revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware VIP Trust

Shares voted for	503,119,718.443
Percentage of outstanding shares	83.176%
Percentage of shares voted	91.699%
Shares voted against	16,786,089.541
Percentage of outstanding shares	2.775%
Percentage of shares voted	3.059%
Shares abstained	28,757,178.800
Percentage of outstanding shares	4.754%
Percentage of shares voted	5.241%
Broker non-votes	0.002

Value Series-21

Delaware VIP® Trust — Delaware VIP Value Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q are available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPV 20553 [8/15] (14966)	Value Series-22

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE VIP® TRUST

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	Chief Executive Officer
Date:	September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	Chief Executive Officer
Date:	September 3, 2015

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 3, 2015